UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Select Portfolios®
Consumer Discretionary Sector

Automotive Portfolio

Communication Services Portfolio

Construction and Housing Portfolio

Consumer Discretionary Portfolio

Leisure Portfolio

Retailing Portfolio

Semi-Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Automotive Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Communication Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Construction and Housing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Discretionary Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Leisure Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Retailing Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Automotive Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Tesla, Inc.	11.8
Toyota Motor Corp. sponsored ADR	10.7
General Motors Co.	8.7
Honda Motor Co. Ltd. sponsored ADR	5.4
O'Reilly Automotive, Inc.	4.5
Aptiv PLC	4.3
Copart, Inc.	4.1
AutoZone, Inc.	4.1
BorgWarner, Inc.	3.6
Ferrari NV	3.3
60.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Automobiles	47.8%
Specialty Retail	19.3%
Auto Components	15.9%
Commercial Services & Supplies	5.9%
Distributors	4.2%
All Others*	6.9%

* Includes short-term investments and net other assets (liabilities).

Automotive Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Auto Components - 15.9%
Auto Parts & Equipment - 15.9%
Adient PLC (a)	36,234	$628,298
Aptiv PLC	27,440	2,363,133
Autoliv, Inc.	2,793	218,804
BorgWarner, Inc.	49,006	1,989,154
Gentex Corp.	36,991	1,000,607
Lear Corp.	13,350	1,520,966
Magna International, Inc. Class A (sub. vtg.)	19,738	961,213
		8,682,175
Automobiles - 46.8%
Automobile Manufacturers - 46.2%
Ferrari NV (b)	9,320	1,815,070
Fiat Chrysler Automobiles NV (b)	57,484	634,049
Ford Motor Co.	213,891	1,458,737
General Motors Co.	159,883	4,737,333
Honda Motor Co. Ltd. sponsored ADR	116,103	2,969,915
Li Auto, Inc. ADR (a)(b)	700	11,410
NIO, Inc. sponsored ADR (a)(b)	66,299	1,261,670
Tesla, Inc. (a)	12,985	6,470,682
Toyota Motor Corp. sponsored ADR	44,035	5,831,555
XPeng, Inc. ADR (a)	3,900	79,950
		25,270,371
Motorcycle Manufacturers - 0.6%
Harley-Davidson, Inc.	11,100	307,581

TOTAL AUTOMOBILES		25,577,952

Commercial Services & Supplies - 5.9%
Diversified Support Services - 5.9%
Copart, Inc. (a)	21,669	2,238,841
IAA Spinco, Inc. (a)	17,416	911,205
KAR Auction Services, Inc.	6,088	105,566
		3,255,612
Distributors - 4.2%
Distributors - 4.2%
Genuine Parts Co.	10,051	949,216
LKQ Corp. (a)	42,296	1,342,475
		2,291,691
Machinery - 0.9%
Construction Machinery & Heavy Trucks - 0.9%
Allison Transmission Holdings, Inc.	13,657	489,877
Road & Rail - 2.1%
Trucking - 2.1%
Lyft, Inc. (a)	11,796	349,987
Uber Technologies, Inc. (a)	24,387	820,135
		1,170,122
Specialty Retail - 19.3%
Automotive Retail - 19.3%
Advance Auto Parts, Inc.	9,920	1,550,595
AutoZone, Inc. (a)	1,857	2,221,548
CarMax, Inc. (a)(b)	11,744	1,255,786
Carvana Co. Class A (a)(b)	7,636	1,649,071
Lithia Motors, Inc. Class A (sub. vtg.)	4,373	1,088,702
O'Reilly Automotive, Inc. (a)	5,278	2,457,595
Sonic Automotive, Inc. Class A (sub. vtg.)	7,200	304,272
		10,527,569
TOTAL COMMON STOCKS
(Cost $35,308,535)		51,994,998

Nonconvertible Preferred Stocks - 1.0%
Automobiles - 1.0%
Automobile Manufacturers - 1.0%
Volkswagen AG
(Cost $452,360)	3,167	526,613

Money Market Funds - 7.9%
Fidelity Cash Central Fund 0.12% (c)	1,144,586	1,144,815
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	3,158,044	3,158,360
TOTAL MONEY MARKET FUNDS
(Cost $4,303,175)		4,303,175
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $40,064,070)		56,824,786
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(2,165,380)
NET ASSETS - 100%		$54,659,406

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$287
Fidelity Securities Lending Cash Central Fund	3,400
Total	$3,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $535,945. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $110 and $0 respectively. Purchases and sales of the Fidelity Cash Central Fund were $17,519,399 and $14,896,874, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$51,994,998	$51,994,998	$--	$--
Nonconvertible Preferred Stocks	526,613	526,613	--	--
Money Market Funds	4,303,175	4,303,175	--	--
Total Investments in Securities:	$56,824,786	$56,824,786	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	68.7%
Japan	16.1%
Netherlands	4.5%
Bailiwick of Jersey	4.3%
Cayman Islands	2.4%
Canada	1.8%
Ireland	1.2%
Germany	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,070,526) — See accompanying schedule: Unaffiliated issuers (cost $35,760,895)	$52,521,611
Fidelity Central Funds (cost $4,303,175)	4,303,175
Total Investment in Securities (cost $40,064,070)		$56,824,786
Receivable for investments sold		4,980,115
Receivable for fund shares sold		599,665
Dividends receivable		37,083
Distributions receivable from Fidelity Central Funds		1,287
Prepaid expenses		396
Other receivables		2,811
Total assets		62,446,143
Liabilities
Payable for investments purchased	$4,525,970
Payable for fund shares redeemed	56,209
Accrued management fee	20,940
Other affiliated payables	9,089
Other payables and accrued expenses	16,579
Collateral on securities loaned	3,157,950
Total liabilities		7,786,737
Net Assets		$54,659,406
Net Assets consist of:
Paid in capital		$33,870,165
Total accumulated earnings (loss)		20,789,241
Net Assets		$54,659,406
Net Asset Value, offering price and redemption price per share ($54,659,406 ÷ 1,293,885 shares)		$42.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$221,629
Income from Fidelity Central Funds (including $3,400 from security lending)		3,687
Total income		225,316
Expenses
Management fee	$93,671
Transfer agent fees	41,742
Accounting fees	6,852
Custodian fees and expenses	2,460
Independent trustees' fees and expenses	109
Registration fees	13,591
Audit	17,653
Legal	25
Miscellaneous	1,014
Total expenses before reductions	177,117
Expense reductions	(944)
Total expenses after reductions		176,173
Net investment income (loss)		49,143
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,262,720
Fidelity Central Funds	(252)
Foreign currency transactions	706
Total net realized gain (loss)		4,263,174
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	7,732,062
Assets and liabilities in foreign currencies	153
Total change in net unrealized appreciation (depreciation)		7,732,215
Net gain (loss)		11,995,389
Net increase (decrease) in net assets resulting from operations		$12,044,532

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$49,143	$493,545
Net realized gain (loss)	4,263,174	4,080,200
Change in net unrealized appreciation (depreciation)	7,732,215	(1,479,820)
Net increase (decrease) in net assets resulting from operations	12,044,532	3,093,925
Distributions to shareholders	(2,839,507)	(1,655,954)
Share transactions
Proceeds from sales of shares	16,909,732	14,390,055
Reinvestment of distributions	2,689,399	1,571,589
Cost of shares redeemed	(10,624,530)	(21,701,036)
Net increase (decrease) in net assets resulting from share transactions	8,974,601	(5,739,392)
Total increase (decrease) in net assets	18,179,626	(4,301,421)
Net Assets
Beginning of period	36,479,780	40,781,201
End of period	$54,659,406	$36,479,780
Other Information
Shares
Sold	483,639	396,128
Issued in reinvestment of distributions	104,362	42,404
Redeemed	(339,130)	(618,672)
Net increase (decrease)	248,871	(180,140)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Automotive Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$34.91	$33.29	$37.52	$36.78	$33.72	$48.82
Income from Investment Operations
Net investment income (loss)B	.05	.46C	.36	.39D	.33	.65
Net realized and unrealized gain (loss)	10.23	2.67E	(2.15)	6.11	5.22	(9.37)
Total from investment operations	10.28	3.13	(1.79)	6.50	5.55	(8.72)
Distributions from net investment income	–	(.49)F	(.38)	(.20)	(.52)	(.45)
Distributions from net realized gain	(2.95)	(1.02)F	(2.06)	(5.56)	(1.98)	(5.93)
Total distributions	(2.95)	(1.51)	(2.44)	(5.76)	(2.49)G	(6.38)
Redemption fees added to paid in capitalB	–	–	–	–H	–H	–H
Net asset value, end of period	$42.24	$34.91	$33.29	$37.52	$36.78	$33.72
Total ReturnI,J	34.86%	9.14%E	(4.66)%	19.08%	16.80%	(20.00)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.00%M	1.00%	.97%	.97%	.96%	.87%
Expenses net of fee waivers, if any	1.00%M	1.00%	.97%	.96%	.96%	.87%
Expenses net of all reductions	1.00%M	.99%	.97%	.96%	.95%	.86%
Net investment income (loss)	.28%M	1.33%C	1.04%	1.04%D	.92%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$54,659	$36,480	$40,781	$56,139	$54,069	$65,745
Portfolio turnover rateN	64%M	45%	31%	117%	83%	80%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 D Net investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.19 per share. Excluding these litigation proceeds, the total return would have been 8.58%.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $2.49 per share is comprised of distributions from net investment income of $.515 and distributions from net realized gain of $1.975 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Alphabet, Inc. Class A	22.7
Facebook, Inc. Class A	20.3
T-Mobile U.S., Inc.	6.5
Netflix, Inc.	4.5
The Walt Disney Co.	4.3
Activision Blizzard, Inc.	4.2
Liberty Broadband Corp. Class A	4.1
Liberty Global PLC Class C	4.0
Comcast Corp. Class A	3.4
Electronic Arts, Inc.	2.6
76.6

Top Industries (% of fund's net assets)

As of August 31, 2020
Interactive Media & Services	46.4%
Entertainment	21.2%
Media	12.6%
Diversified Telecommunication Services	8.1%
Wireless Telecommunication Services	7.5%
All Others*	4.2%

* Includes short-term investments and net other assets (liabilities).

Communication Services Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Communications Equipment - 0.7%
Communications Equipment - 0.7%
EchoStar Holding Corp. Class A (a)	182,400	$5,358,912
Diversified Telecommunication Services - 8.1%
Alternative Carriers - 6.3%
GCI Liberty, Inc. (a)	145,032	11,715,685
Liberty Global PLC Class C (a)	1,337,900	30,785,079
Liberty Latin America Ltd. Class C (a)	211,100	2,013,894
Vonage Holdings Corp. (a)	306,300	3,507,135
		48,021,793
Integrated Telecommunication Services - 1.8%
Verizon Communications, Inc.	230,900	13,685,443

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		61,707,236

Entertainment - 21.2%
Interactive Home Entertainment - 10.9%
Activision Blizzard, Inc.	386,900	32,313,888
DouYu International Holdings Ltd. ADR (a)	628,065	10,513,808
Electronic Arts, Inc. (a)	140,500	19,595,535
Take-Two Interactive Software, Inc. (a)	94,700	16,211,693
Zynga, Inc. (a)	500,800	4,537,248
		83,172,172
Movies & Entertainment - 10.3%
Lions Gate Entertainment Corp.:
Class A (a)(b)	34,500	336,030
Class B (a)	309,934	2,808,002
Netflix, Inc. (a)	64,200	33,997,752
Spotify Technology SA (a)(b)	7,600	2,144,416
The Walt Disney Co.	245,971	32,436,196
Warner Music Group Corp. Class A	99,800	2,960,068
World Wrestling Entertainment, Inc. Class A	75,600	3,331,692
		78,014,156

TOTAL ENTERTAINMENT		161,186,328

Interactive Media & Services - 46.4%
Interactive Media & Services - 46.4%
Alphabet, Inc. Class A (a)	105,900	172,567,227
ANGI Homeservices, Inc. Class A (a)(b)	497,200	6,898,650
Facebook, Inc. Class A (a)	528,200	154,868,240
InterActiveCorp (a)	13,700	1,821,963
Match Group, Inc. (a)	112,970	12,616,490
Zillow Group, Inc. Class A (a)	57,700	4,920,656
		353,693,226
Media - 12.6%
Advertising - 0.0%
S4 Capital PLC (a)	65,900	315,369
Broadcasting - 4.0%
Liberty Media Corp.:
Liberty Media Class A (a)	177,962	6,438,665
Liberty SiriusXM Series A (a)	218,200	7,922,842
Liberty SiriusXM Series C (a)	19,870	715,221
Nexstar Broadcasting Group, Inc. Class A	41,400	3,974,814
Sinclair Broadcast Group, Inc. Class A	14,400	299,664
ViacomCBS, Inc. Class B	387,800	10,800,230
		30,151,436
Cable & Satellite - 8.6%
Altice U.S.A., Inc. Class A (a)	132,500	3,654,350
Comcast Corp. Class A	577,300	25,868,813
DISH Network Corp. Class A (a)	120,339	4,274,441
Liberty Broadband Corp. Class A (a)	228,623	31,593,412
		65,391,016

TOTAL MEDIA		95,857,821

Road & Rail - 1.9%
Trucking - 1.9%
Lyft, Inc. (a)(b)	485,200	14,395,884
Wireless Telecommunication Services - 7.5%
Wireless Telecommunication Services - 7.5%
Millicom International Cellular SA	245,300	7,248,615
T-Mobile U.S., Inc.	425,050	49,594,834
		56,843,449
TOTAL COMMON STOCKS
(Cost $474,763,266)		749,042,856

Money Market Funds - 4.3%
Fidelity Cash Central Fund 0.12% (c)	9,093,729	9,095,547
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	23,853,259	23,855,644
TOTAL MONEY MARKET FUNDS
(Cost $32,951,427)		32,951,191
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $507,714,693)		781,994,047
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(20,498,543)
NET ASSETS - 100%		$761,495,504

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,787
Fidelity Securities Lending Cash Central Fund	224,614
Total	$229,401

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$749,042,856	$749,042,856	$--	$--
Money Market Funds	32,951,191	32,951,191	--	--
Total Investments in Securities:	$781,994,047	$781,994,047	$--	$--

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,776,389) — See accompanying schedule: Unaffiliated issuers (cost $474,763,266)	$749,042,856
Fidelity Central Funds (cost $32,951,427)	32,951,191
Total Investment in Securities (cost $507,714,693)		$781,994,047
Receivable for investments sold		3,865,609
Receivable for fund shares sold		1,861,842
Dividends receivable		14,856
Distributions receivable from Fidelity Central Funds		13,802
Prepaid expenses		4,299
Other receivables		14,246
Total assets		787,768,701
Liabilities
Payable for fund shares redeemed	1,945,505
Accrued management fee	321,896
Distribution and service plan fees payable	8,791
Other affiliated payables	121,976
Other payables and accrued expenses	20,279
Collateral on securities loaned	23,854,750
Total liabilities		26,273,197
Net Assets		$761,495,504
Net Assets consist of:
Paid in capital		$489,887,784
Total accumulated earnings (loss)		271,607,720
Net Assets		$761,495,504
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($20,278,399 ÷ 266,478 shares)(a)		$76.10
Maximum offering price per share (100/94.25 of $76.10)		$80.74
Class M:
Net Asset Value and redemption price per share ($4,669,666 ÷ 61,550 shares)(a)		$75.87
Maximum offering price per share (100/96.50 of $75.87)		$78.62
Class C:
Net Asset Value and offering price per share ($4,002,613 ÷ 53,170 shares)(a)		$75.28
Communication Services:
Net Asset Value, offering price and redemption price per share ($704,893,257 ÷ 9,218,439 shares)		$76.47
Class I:
Net Asset Value, offering price and redemption price per share ($17,628,039 ÷ 230,565 shares)		$76.46
Class Z:
Net Asset Value, offering price and redemption price per share ($10,023,530 ÷ 130,930 shares)		$76.56

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$1,053,922
Income from Fidelity Central Funds (including $224,614 from security lending)		229,401
Total income		1,283,323
Expenses
Management fee	$1,647,190
Transfer agent fees	566,703
Distribution and service plan fees	36,681
Accounting fees	113,671
Custodian fees and expenses	3,160
Independent trustees' fees and expenses	1,924
Registration fees	54,872
Audit	20,791
Legal	432
Interest	69
Miscellaneous	12,701
Total expenses before reductions	2,458,194
Expense reductions	(30,161)
Total expenses after reductions		2,428,033
Net investment income (loss)		(1,144,710)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,349,575
Fidelity Central Funds	(1,480)
Foreign currency transactions	(1,498)
Total net realized gain (loss)		1,346,597
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	164,497,429
Fidelity Central Funds	(236)
Total change in net unrealized appreciation (depreciation)		164,497,193
Net gain (loss)		165,843,790
Net increase (decrease) in net assets resulting from operations		$164,699,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,144,710)	$(1,158,013)
Net realized gain (loss)	1,346,597	57,254,598
Change in net unrealized appreciation (depreciation)	164,497,193	13,008,631
Net increase (decrease) in net assets resulting from operations	164,699,080	69,105,216
Distributions to shareholders	(13,180,711)	(180,128,842)
Share transactions - net increase (decrease)	14,301,887	141,718,647
Total increase (decrease) in net assets	165,820,256	30,695,021
Net Assets
Beginning of period	595,675,248	564,980,227
End of period	$761,495,504	$595,675,248

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communication Services Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$60.63	$74.84	$78.20
Income from Investment Operations
Net investment income (loss)C	(.21)	(.30)	(.12)
Net realized and unrealized gain (loss)	17.08	8.78	2.68
Total from investment operations	16.87	8.48	2.56
Distributions from net investment income	–	–	(.14)
Distributions from net realized gain	(1.40)	(22.69)	(5.77)
Total distributions	(1.40)	(22.69)	(5.91)
Net asset value, end of period	$76.10	$60.63	$74.85
Total ReturnD,E,F	28.77%	11.90%	3.83%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.09%I	1.07%	1.13%I
Expenses net of fee waivers, if any	1.09%I	1.07%	1.12%I
Expenses net of all reductions	1.08%I	1.06%	1.11%I
Net investment income (loss)	(.67)%I	(.47)%	(.68)%I
Supplemental Data
Net assets, end of period (000 omitted)	$20,278	$9,947	$715
Portfolio turnover rateJ	55%I	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$60.52	$74.82	$78.20
Income from Investment Operations
Net investment income (loss)C	(.29)	(.48)	(.16)
Net realized and unrealized gain (loss)	17.04	8.75	2.67
Total from investment operations	16.75	8.27	2.51
Distributions from net investment income	–	–	(.12)
Distributions from net realized gain	(1.40)	(22.57)	(5.77)
Total distributions	(1.40)	(22.57)	(5.89)
Net asset value, end of period	$75.87	$60.52	$74.82
Total ReturnD,E,F	28.62%	11.58%	3.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.34%I	1.35%	1.36%I
Expenses net of fee waivers, if any	1.34%I	1.35%	1.35%I
Expenses net of all reductions	1.33%I	1.34%	1.34%I
Net investment income (loss)	(.92)%I	(.75)%	(.90)%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,670	$2,264	$485
Portfolio turnover rateJ	55%I	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$60.20	$74.76	$78.20
Income from Investment Operations
Net investment income (loss)C	(.43)	(.81)	(.25)
Net realized and unrealized gain (loss)	16.91	8.74	2.67
Total from investment operations	16.48	7.93	2.42
Distributions from net investment income	–	–	(.09)
Distributions from net realized gain	(1.40)	(22.49)	(5.77)
Total distributions	(1.40)	(22.49)	(5.86)
Net asset value, end of period	$75.28	$60.20	$74.76
Total ReturnD,E,F	28.32%	11.01%	3.63%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.79%I	1.86%	1.87%I
Expenses net of fee waivers, if any	1.79%I	1.86%	1.85%I
Expenses net of all reductions	1.78%I	1.85%	1.84%I
Net investment income (loss)	(1.36)%I	(1.26)%	(1.37)%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,003	$1,982	$377
Portfolio turnover rateJ	55%I	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$74.88	$79.70	$80.75	$68.59	$82.48
Income from Investment Operations
Net investment income (loss)B	(.11)	(.12)	.13	.21	.22	.27
Net realized and unrealized gain (loss)	17.16	8.79	5.31	3.14	17.53	(8.82)
Total from investment operations	17.05	8.67	5.44	3.35	17.75	(8.55)
Distributions from net investment income	–	–	(.20)	(.16)	(.33)	(.23)
Distributions from net realized gain	(1.40)	(22.73)	(10.06)	(4.23)	(5.26)	(5.12)
Total distributions	(1.40)	(22.73)	(10.26)	(4.40)C	(5.59)	(5.34)D
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$76.47	$60.82	$74.88	$79.70	$80.75	$68.59
Total ReturnF,G	28.98%	12.22%	8.12%	4.16%	26.85%	(10.88)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.82%	.80%	.82%	.81%
Expenses net of fee waivers, if any	.78%J	.78%	.81%	.80%	.82%	.81%
Expenses net of all reductions	.77%J	.77%	.80%	.79%	.82%	.80%
Net investment income (loss)	(.36)%J	(.18)%	.17%	.26%	.30%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$704,893	$577,157	$562,422	$509,375	$680,392	$576,118
Portfolio turnover rateK	55%J	73%	107%	22%	33%	42%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $4.40 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $4.233 per share.

 D Total distributions of $5.34 per share is comprised of distributions from net investment income of $.227 and distributions from net realized gain of $5.115 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$60.80	$74.88	$78.20
Income from Investment Operations
Net investment income (loss)C	(.11)	(.11)	(.06)
Net realized and unrealized gain (loss)	17.17	8.79	2.67
Total from investment operations	17.06	8.68	2.61
Distributions from net investment income	–	–	(.15)
Distributions from net realized gain	(1.40)	(22.76)	(5.77)
Total distributions	(1.40)	(22.76)	(5.92)
Net asset value, end of period	$76.46	$60.80	$74.89
Total ReturnD,E	29.01%	12.22%	3.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.70%H
Expenses net of fee waivers, if any	.76%H	.77%	.69%H
Expenses net of all reductions	.75%H	.76%	.68%H
Net investment income (loss)	(.34)%H	(.17)%	(.30)%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,628	$2,493	$452
Portfolio turnover rateI	55%H	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Communication Services Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$60.85	$74.89	$78.20
Income from Investment Operations
Net investment income (loss)C	(.07)	(.03)	(.03)
Net realized and unrealized gain (loss)	17.18	8.80	2.65
Total from investment operations	17.11	8.77	2.62
Distributions from net investment income	–	–	(.16)
Distributions from net realized gain	(1.40)	(22.81)	(5.77)
Total distributions	(1.40)	(22.81)	(5.93)
Net asset value, end of period	$76.56	$60.85	$74.89
Total ReturnD,E	29.07%	12.38%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%	.64%H
Expenses net of fee waivers, if any	.64%H	.65%	.62%H
Expenses net of all reductions	.63%H	.64%	.61%H
Net investment income (loss)	(.22)%H	(.05)%	(.16)%H
Supplemental Data
Net assets, end of period (000 omitted)	$10,024	$1,833	$529
Portfolio turnover rateI	55%H	73%	107%

 A For the year ended February 29.

 B For the period November 30, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Lowe's Companies, Inc.	17.7
The Home Depot, Inc.	16.4
Equity Residential (SBI)	6.0
Johnson Controls International PLC	5.6
Welltower, Inc.	3.7
D.R. Horton, Inc.	3.4
Toll Brothers, Inc.	3.0
Vulcan Materials Co.	2.9
Essex Property Trust, Inc.	2.8
Invitation Homes, Inc.	2.5
64.0

Top Industries (% of fund's net assets)

As of August 31, 2020
Specialty Retail	34.1%
Building Products	17.1%
Equity Real Estate Investment Trusts (Reits)	16.4%
Household Durables	13.5%
Construction & Engineering	6.9%
All Others*	12.0%

* Includes short-term investments and net other assets (liabilities).

Construction and Housing Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Building Products - 17.1%
Building Products - 17.1%
Allegion PLC	68,231	$7,054,403
Carrier Global Corp.	127,900	3,817,815
Fortune Brands Home & Security, Inc.	89,487	7,524,067
Johnson Controls International PLC	440,251	17,931,423
Patrick Industries, Inc.	31,805	1,787,759
Resideo Technologies, Inc. (a)	112,900	1,508,344
The AZEK Co., Inc.	79,400	3,134,712
Trane Technologies PLC	57,500	6,807,425
Ufp Industries, Inc.	83,107	4,932,400
		54,498,348
Commercial Services & Supplies - 0.4%
Environmental & Facility Services - 0.4%
ABM Industries, Inc.	33,097	1,262,320
Construction & Engineering - 6.9%
Construction & Engineering - 6.9%
Comfort Systems U.S.A., Inc.	49,429	2,504,567
Construction Partners, Inc. Class A (a)	108,907	2,035,472
Dycom Industries, Inc. (a)	50,454	3,103,426
EMCOR Group, Inc.	40,370	3,028,154
Granite Construction, Inc.	44,418	825,731
Quanta Services, Inc.	89,799	4,602,199
Willscot Mobile Mini Holdings (a)	329,950	5,906,105
		22,005,654
Construction Materials - 4.0%
Construction Materials - 4.0%
Forterra, Inc. (a)	60,780	805,335
Summit Materials, Inc. (a)	183,814	2,736,990
Vulcan Materials Co.	77,476	9,297,120
		12,839,445
Electrical Equipment - 0.9%
Electrical Components & Equipment - 0.9%
Atkore International Group, Inc. (a)	111,401	2,977,749
Equity Real Estate Investment Trusts (REITs) - 16.4%
Health Care REITs - 3.7%
Welltower, Inc.	202,700	11,659,304
Hotel & Resort REITs - 0.8%
MGM Growth Properties LLC	96,816	2,717,625
Residential REITs - 11.9%
Equity Lifestyle Properties, Inc.	27,703	1,836,432
Equity Residential (SBI)	337,600	19,057,520
Essex Property Trust, Inc.	40,972	8,870,848
Invitation Homes, Inc.	283,900	8,128,057
		37,892,857

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		52,269,786

Household Durables - 13.5%
Homebuilding - 13.5%
Blu Investments LLC (b)(c)	11,990,913	3,717
D.R. Horton, Inc.	149,956	10,702,360
NVR, Inc. (a)	1,849	7,707,261
PulteGroup, Inc.	144,785	6,455,963
Skyline Champion Corp. (a)	70,113	2,001,025
Taylor Morrison Home Corp. (a)	166,700	3,922,451
Toll Brothers, Inc.	223,600	9,440,392
TopBuild Corp. (a)	16,858	2,592,760
		42,825,929
Paper & Forest Products - 0.7%
Forest Products - 0.7%
Louisiana-Pacific Corp.	66,541	2,191,861
Real Estate Management & Development - 3.3%
Diversified Real Estate Activities - 0.6%
The RMR Group, Inc.	67,528	1,905,640
Real Estate Development - 0.7%
Howard Hughes Corp. (a)	37,700	2,228,447
Real Estate Services - 2.0%
CBRE Group, Inc. (a)	91,300	4,293,839
Cushman & Wakefield PLC (a)	184,495	2,141,987
		6,435,826

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		10,569,913

Specialty Retail - 34.1%
Home Improvement Retail - 34.1%
Lowe's Companies, Inc.	341,795	56,290,216
The Home Depot, Inc.	183,190	52,216,478
		108,506,694
Trading Companies & Distributors - 2.2%
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (a)	86,803	2,941,754
BMC Stock Holdings, Inc. (a)	99,700	3,980,024
		6,921,778
TOTAL COMMON STOCKS
(Cost $188,627,164)		316,869,477

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.12% (d)
(Cost $2,873,909)	2,873,334	2,873,909
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $191,501,073)		319,743,386
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(1,197,914)
NET ASSETS - 100%		$318,545,472

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,717 or 0.0% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Investments LLC	5/21/20	$20,739

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,381
Fidelity Securities Lending Cash Central Fund	1,738
Total	$3,119

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$316,869,477	$316,865,760	$--	$3,717
Money Market Funds	2,873,909	2,873,909	--	--
Total Investments in Securities:	$319,743,386	$319,739,669	$--	$3,717

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.4%
Ireland	9.9%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $188,627,164)	$316,869,477
Fidelity Central Funds (cost $2,873,909)	2,873,909
Total Investment in Securities (cost $191,501,073)		$319,743,386
Cash		139
Receivable for investments sold		64,785
Receivable for fund shares sold		781,856
Dividends receivable		75,985
Distributions receivable from Fidelity Central Funds		400
Prepaid expenses		2,474
Other receivables		17,806
Total assets		320,686,831
Liabilities
Payable for investments purchased	$1,267,119
Payable for fund shares redeemed	666,465
Accrued management fee	135,720
Other affiliated payables	52,410
Other payables and accrued expenses	19,645
Total liabilities		2,141,359
Net Assets		$318,545,472
Net Assets consist of:
Paid in capital		$202,837,766
Total accumulated earnings (loss)		115,707,706
Net Assets		$318,545,472
Net Asset Value, offering price and redemption price per share ($318,545,472 ÷ 4,731,682 shares)		$67.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$2,690,651
Income from Fidelity Central Funds (including $1,738 from security lending)		3,119
Total income		2,693,770
Expenses
Management fee	$698,121
Transfer agent fees	250,882
Accounting fees	51,056
Custodian fees and expenses	9,932
Independent trustees' fees and expenses	907
Registration fees	27,330
Audit	17,391
Legal	1,492
Interest	1,551
Miscellaneous	6,347
Total expenses before reductions	1,065,009
Expense reductions	(46,673)
Total expenses after reductions		1,018,336
Net investment income (loss)		1,675,434
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,318,415)
Fidelity Central Funds	119
Total net realized gain (loss)		(12,318,296)
Change in net unrealized appreciation (depreciation) on investment securities		56,727,003
Net gain (loss)		44,408,707
Net increase (decrease) in net assets resulting from operations		$46,084,141

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,675,434	$2,713,972
Net realized gain (loss)	(12,318,296)	32,794,214
Change in net unrealized appreciation (depreciation)	56,727,003	3,334,280
Net increase (decrease) in net assets resulting from operations	46,084,141	38,842,466
Distributions to shareholders	(13,100,539)	(24,490,216)
Share transactions
Proceeds from sales of shares	57,177,433	299,727,079
Reinvestment of distributions	12,458,535	22,923,116
Cost of shares redeemed	(102,979,469)	(243,352,371)
Net increase (decrease) in net assets resulting from share transactions	(33,343,501)	79,297,824
Total increase (decrease) in net assets	(359,899)	93,650,074
Net Assets
Beginning of period	318,905,371	225,255,297
End of period	$318,545,472	$318,905,371
Other Information
Shares
Sold	976,030	4,813,223
Issued in reinvestment of distributions	270,192	383,278
Redeemed	(1,960,078)	(3,905,073)
Net increase (decrease)	(713,856)	1,291,428

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Construction and Housing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$58.56	$54.22	$59.88	$61.70	$53.16	$59.74
Income from Investment Operations
Net investment income (loss)B	.35	.53	.49	.44	.37	.33
Net realized and unrealized gain (loss)	11.24	8.71	1.32	6.58	10.29	(5.02)
Total from investment operations	11.59	9.24	1.81	7.02	10.66	(4.69)
Distributions from net investment income	–	(.60)	(.55)	(.30)	(.45)	(.23)
Distributions from net realized gain	(2.83)	(4.31)	(6.92)	(8.53)	(1.67)	(1.66)
Total distributions	(2.83)	(4.90)C	(7.47)	(8.84)D	(2.12)	(1.89)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$67.32	$58.56	$54.22	$59.88	$61.70	$53.16
Total ReturnF,G	22.02%	17.10%	4.03%	11.07%	20.23%	(8.11)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.81%J	.79%	.80%	.80%	.80%	.81%
Expenses net of fee waivers, if any	.81%J	.79%	.80%	.80%	.80%	.80%
Expenses net of all reductions	.77%J	.79%	.79%	.79%	.79%	.80%
Net investment income (loss)	1.27%J	.88%	.86%	.69%	.62%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$318,545	$318,905	$225,255	$331,418	$404,526	$449,303
Portfolio turnover rateK	121%J	161%	90%	56%	87%	80%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $4.90 per share is comprised of distributions from net investment income of $.598 and distributions from net realized gain of $4.306 per share.

 D Total distributions of $8.84 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $8.534 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Amazon.com, Inc.	25.5
The Home Depot, Inc.	9.0
Lowe's Companies, Inc.	5.2
NIKE, Inc. Class B	4.1
Starbucks Corp.	3.8
McDonald's Corp.	3.8
Dollar General Corp.	2.9
Burlington Stores, Inc.	2.9
TJX Companies, Inc.	2.8
Dollar Tree, Inc.	2.4
62.4

Top Industries (% of fund's net assets)

As of August 31, 2020
Internet & Direct Marketing Retail	30.4%
Specialty Retail	27.0%
Hotels, Restaurants & Leisure	17.4%
Textiles, Apparel & Luxury Goods	9.6%
Multiline Retail	7.1%
All Others*	8.5%

* Includes short-term investments and net other assets (liabilities).

Consumer Discretionary Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
Automobiles - 0.7%
Automobile Manufacturers - 0.7%
Ferrari NV	10,097	$1,966,391
Tesla, Inc. (a)	3,000	1,494,960
		3,461,351
Commercial Services & Supplies - 0.3%
Diversified Support Services - 0.3%
Copart, Inc. (a)	13,858	1,431,809
Diversified Consumer Services - 1.4%
Education Services - 1.4%
Bright Horizons Family Solutions, Inc. (a)	10,200	1,356,702
Grand Canyon Education, Inc. (a)	38,723	3,641,511
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	10,790	1,582,138
		6,580,351
Food & Staples Retailing - 1.6%
Food Distributors - 0.8%
Performance Food Group Co. (a)	102,092	3,727,379
Food Retail - 0.2%
Kroger Co.	27,800	991,904
Hypermarkets & Super Centers - 0.6%
BJ's Wholesale Club Holdings, Inc. (a)	61,932	2,750,400

TOTAL FOOD & STAPLES RETAILING		7,469,683

Food Products - 0.2%
Packaged Foods & Meats - 0.2%
JDE Peet's BV	19,300	850,098
Hotels, Restaurants & Leisure - 17.4%
Casinos & Gaming - 2.3%
Caesars Entertainment, Inc. (a)	99,007	4,534,521
Churchill Downs, Inc.	30,046	5,250,839
Penn National Gaming, Inc. (a)	26,619	1,360,231
		11,145,591
Hotels, Resorts & Cruise Lines - 2.3%
Extended Stay America, Inc. unit	180,500	2,254,445
Hilton Worldwide Holdings, Inc.	61,700	5,575,212
Marriott Vacations Worldwide Corp.	33,378	3,159,895
		10,989,552
Leisure Facilities - 1.8%
Drive Shack, Inc. (a)	175,900	244,501
Planet Fitness, Inc. (a)	63,096	3,835,606
Vail Resorts, Inc.	19,712	4,290,711
		8,370,818
Restaurants - 11.0%
ARAMARK Holdings Corp.	99,768	2,749,606
Chipotle Mexican Grill, Inc. (a)	7,072	9,266,300
Darden Restaurants, Inc.	7,500	650,025
McDonald's Corp.	84,416	18,024,504
Noodles & Co. (a)	87,700	667,397
Restaurant Brands International, Inc.	18,800	1,018,589
Starbucks Corp.	217,387	18,362,680
Wendy's Co.	100,300	2,100,282
		52,839,383

TOTAL HOTELS, RESTAURANTS & LEISURE		83,345,344

Household Durables - 3.7%
Homebuilding - 3.7%
D.R. Horton, Inc.	107,281	7,656,645
Lennar Corp. Class A	59,793	4,473,712
NVR, Inc. (a)	1,367	5,698,121
		17,828,478
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Alphabet, Inc. Class A (a)	1,344	2,190,088
Internet & Direct Marketing Retail - 30.4%
Internet & Direct Marketing Retail - 30.4%
Amazon.com, Inc. (a)	35,385	122,112,218
Delivery Hero AG (a)(b)	3,900	418,959
Expedia, Inc.	56,100	5,506,215
MercadoLibre, Inc. (a)	2,300	2,687,757
Ocado Group PLC (a)	35,500	1,184,942
The Booking Holdings, Inc. (a)	5,731	10,948,789
The RealReal, Inc. (a)(c)	77,800	1,249,468
Wayfair LLC Class A (a)	4,412	1,308,423
		145,416,771
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
PayPal Holdings, Inc. (a)	9,937	2,028,539
Visa, Inc. Class A	4,300	911,557
		2,940,096
Multiline Retail - 7.1%
General Merchandise Stores - 7.1%
B&M European Value Retail SA	230,386	1,465,930
Dollar General Corp.	70,142	14,160,267
Dollar Tree, Inc. (a)	118,031	11,362,844
Ollie's Bargain Outlet Holdings, Inc. (a)	48,302	4,614,773
Target Corp.	16,200	2,449,602
		34,053,416
Road & Rail - 0.1%
Trucking - 0.1%
Lyft, Inc. (a)	22,800	676,476
Specialty Retail - 27.0%
Apparel Retail - 7.3%
Burlington Stores, Inc. (a)	70,300	13,844,179
Ross Stores, Inc.	83,827	7,634,963
TJX Companies, Inc.	244,113	13,374,951
		34,854,093
Automotive Retail - 2.3%
AutoZone, Inc. (a)	3,693	4,417,973
O'Reilly Automotive, Inc. (a)	13,884	6,464,807
		10,882,780
Computer & Electronics Retail - 1.0%
Best Buy Co., Inc.	43,743	4,851,536
Home Improvement Retail - 14.9%
Floor & Decor Holdings, Inc. Class A (a)	45,106	3,303,563
Lowe's Companies, Inc.	151,834	25,005,541
The Home Depot, Inc.	151,917	43,302,422
		71,611,526
Specialty Stores - 1.5%
Dick's Sporting Goods, Inc.	36,300	1,964,556
Five Below, Inc. (a)	31,379	3,434,432
National Vision Holdings, Inc. (a)	30,753	1,155,390
Sally Beauty Holdings, Inc. (a)	52,800	589,248
		7,143,626

TOTAL SPECIALTY RETAIL		129,343,561

Textiles, Apparel & Luxury Goods - 9.6%
Apparel, Accessories & Luxury Goods - 4.6%
adidas AG	8,205	2,492,900
Canada Goose Holdings, Inc. (a)(c)	20,434	501,157
Capri Holdings Ltd. (a)	117,621	1,863,117
G-III Apparel Group Ltd. (a)	20,097	222,273
Hermes International SCA	984	844,760
lululemon athletica, Inc. (a)	8,330	3,129,331
LVMH Moet Hennessy Louis Vuitton SE	6,484	3,045,033
PVH Corp.	82,606	4,606,111
Tapestry, Inc.	191,682	2,823,476
VF Corp.	37,266	2,450,240
		21,978,398
Footwear - 5.0%
Deckers Outdoor Corp. (a)	18,700	3,812,369
NIKE, Inc. Class B	176,130	19,707,186
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,446	550,613
		24,070,168

TOTAL TEXTILES, APPAREL & LUXURY GOODS		46,048,566

TOTAL COMMON STOCKS
(Cost $269,254,424)		481,636,088

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.12% (d)	5,331,412	5,332,478
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	167,721	167,738
TOTAL MONEY MARKET FUNDS
(Cost $5,500,216)		5,500,216
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $274,754,640)		487,136,304
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(8,437,718)
NET ASSETS - 100%		$478,698,586

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $418,959 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,837
Fidelity Securities Lending Cash Central Fund	12,335
Total	$14,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$481,636,088	$478,591,055	$3,045,033	$--
Money Market Funds	5,500,216	5,500,216	--	--
Total Investments in Securities:	$487,136,304	$484,091,271	$3,045,033	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $152,130) — See accompanying schedule: Unaffiliated issuers (cost $269,254,424)	$481,636,088
Fidelity Central Funds (cost $5,500,216)	5,500,216
Total Investment in Securities (cost $274,754,640)		$487,136,304
Receivable for investments sold		3,726,336
Receivable for fund shares sold		1,308,491
Dividends receivable		207,377
Distributions receivable from Fidelity Central Funds		624
Prepaid expenses		5,483
Other receivables		20,364
Total assets		492,404,979
Liabilities
Payable for investments purchased	$292,668
Payable for fund shares redeemed	12,953,259
Accrued management fee	206,143
Other affiliated payables	73,063
Other payables and accrued expenses	17,835
Collateral on securities loaned	163,425
Total liabilities		13,706,393
Net Assets		$478,698,586
Net Assets consist of:
Paid in capital		$261,755,119
Total accumulated earnings (loss)		216,943,467
Net Assets		$478,698,586
Net Asset Value, offering price and redemption price per share ($478,698,586 ÷ 8,056,442 shares)		$59.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$1,574,049
Income from Fidelity Central Funds (including $12,335 from security lending)		14,172
Total income		1,588,221
Expenses
Management fee	$1,057,322
Transfer agent fees	329,778
Accounting fees	77,332
Custodian fees and expenses	5,950
Independent trustees' fees and expenses	1,271
Registration fees	25,680
Audit	26,318
Legal	295
Interest	1,656
Miscellaneous	6,927
Total expenses before reductions	1,532,529
Expense reductions	(7,720)
Total expenses after reductions		1,524,809
Net investment income (loss)		63,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,800,550
Fidelity Central Funds	(45)
Foreign currency transactions	(4,764)
Total net realized gain (loss)		7,795,741
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	100,705,607
Assets and liabilities in foreign currencies	73
Total change in net unrealized appreciation (depreciation)		100,705,680
Net gain (loss)		108,501,421
Net increase (decrease) in net assets resulting from operations		$108,564,833

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,412	$1,050,157
Net realized gain (loss)	7,795,741	8,088,931
Change in net unrealized appreciation (depreciation)	100,705,680	14,436,079
Net increase (decrease) in net assets resulting from operations	108,564,833	23,575,167
Distributions to shareholders	–	(10,526,325)
Share transactions
Proceeds from sales of shares	71,686,768	141,736,274
Reinvestment of distributions	–	9,985,146
Cost of shares redeemed	(103,956,364)	(195,554,961)
Net increase (decrease) in net assets resulting from share transactions	(32,269,596)	(43,833,541)
Total increase (decrease) in net assets	76,295,237	(30,784,699)
Net Assets
Beginning of period	402,403,349	433,188,048
End of period	$478,698,586	$402,403,349
Other Information
Shares
Sold	1,460,812	2,990,069
Issued in reinvestment of distributions	–	214,717
Redeemed	(2,233,395)	(4,151,320)
Net increase (decrease)	(772,583)	(946,534)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Discretionary Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$45.58	$44.31	$43.65	$37.00	$32.38	$35.23
Income from Investment Operations
Net investment income (loss)B	.01	.11	.12	.16	.21	.24
Net realized and unrealized gain (loss)	13.83	2.26	1.87	8.17	4.73	(1.79)
Total from investment operations	13.84	2.37	1.99	8.33	4.94	(1.55)
Distributions from net investment income	–	(.11)	(.15)	(.14)	(.32)	(.18)
Distributions from net realized gain	–	(.99)	(1.18)	(1.54)	–	(1.13)
Total distributions	–	(1.10)	(1.33)	(1.68)	(.32)	(1.30)C
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$59.42	$45.58	$44.31	$43.65	$37.00	$32.38
Total ReturnE,F	30.36%	5.30%	4.81%	22.79%	15.29%	(4.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.76%	.78%	.78%	.76%	.77%
Expenses net of fee waivers, if any	.77%I	.76%	.77%	.78%	.76%	.77%
Expenses net of all reductions	.77%I	.76%	.77%	.77%	.76%	.76%
Net investment income (loss)	.03%I	.23%	.27%	.40%	.60%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$478,699	$402,403	$433,188	$819,937	$828,992	$1,119,021
Portfolio turnover rateJ	37%I	41%K	46%K	74%	39%K	69%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $1.126 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
McDonald's Corp.	23.3
Starbucks Corp.	18.2
Chipotle Mexican Grill, Inc.	7.1
Hilton Worldwide Holdings, Inc.	4.9
Marriott International, Inc. Class A	4.9
Churchill Downs, Inc.	3.5
Las Vegas Sands Corp.	3.2
Penn National Gaming, Inc.	2.5
Caesars Entertainment, Inc.	2.5
Darden Restaurants, Inc.	2.5
72.6

Top Industries (% of fund's net assets)

As of August 31, 2020
Hotels, Restaurants & Leisure	89.7%
Diversified Consumer Services	4.2%
Internet & Direct Marketing Retail	1.3%
Multiline Retail	1.1%
Food & Staples Retailing	1.0%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Leisure Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Diversified Consumer Services - 4.2%
Education Services - 4.1%
Bright Horizons Family Solutions, Inc. (a)	60,000	$7,980,600
Chegg, Inc. (a)(b)	74,800	5,515,752
Grand Canyon Education, Inc. (a)	53,100	4,993,524
		18,489,876
Specialized Consumer Services - 0.1%
Weight Watchers International, Inc. (a)	22,500	528,300

TOTAL DIVERSIFIED CONSUMER SERVICES		19,018,176

Food & Staples Retailing - 1.0%
Food Distributors - 1.0%
Performance Food Group Co. (a)	129,039	4,711,214
Hotels, Restaurants & Leisure - 89.7%
Casinos & Gaming - 13.8%
Aristocrat Leisure Ltd.	175,277	3,667,547
Boyd Gaming Corp.	16,500	441,870
Caesars Entertainment, Inc. (a)	246,500	11,289,700
Churchill Downs, Inc.	91,200	15,938,112
DraftKings, Inc. Class A (a)(b)	17,400	615,264
Galaxy Entertainment Group Ltd.	535,000	4,205,748
Las Vegas Sands Corp.	290,808	14,746,874
MGM Mirage, Inc.	50,100	1,127,250
Penn National Gaming, Inc. (a)	222,709	11,380,430
		63,412,795
Hotels, Resorts & Cruise Lines - 15.3%
Choice Hotels International, Inc.	46,700	4,636,843
Extended Stay America, Inc. unit	460,900	5,756,641
Hilton Worldwide Holdings, Inc.	251,097	22,689,125
Marriott International, Inc. Class A	216,093	22,238,131
Marriott Vacations Worldwide Corp.	57,800	5,471,926
Royal Caribbean Cruises Ltd. (b)	131,490	9,051,772
		69,844,438
Leisure Facilities - 2.2%
Planet Fitness, Inc. (a)	100,000	6,079,000
Vail Resorts, Inc.	19,000	4,135,730
		10,214,730
Restaurants - 58.4%
Chipotle Mexican Grill, Inc. (a)	24,950	32,691,486
Darden Restaurants, Inc.	130,100	11,275,767
Dunkin' Brands Group, Inc.	119,000	9,053,520
McDonald's Corp.	500,208	106,804,410
Noodles & Co. (a)	96,900	737,409
Restaurant Brands International, Inc.	57,100	3,093,692
Starbucks Corp.	989,700	83,599,959
Wendy's Co.	314,900	6,594,006
Wingstop, Inc.	40,600	6,634,040
Yum! Brands, Inc.	74,316	7,123,189
		267,607,478

TOTAL HOTELS, RESTAURANTS & LEISURE		411,079,441

Internet & Direct Marketing Retail - 1.3%
Internet & Direct Marketing Retail - 1.3%
Expedia, Inc.	59,700	5,859,555
IT Services - 0.3%
Data Processing & Outsourced Services - 0.3%
Shift4 Payments, Inc.	26,700	1,344,879
Leisure Products - 0.0%
Leisure Products - 0.0%
Callaway Golf Co.	10,700	223,202
Multiline Retail - 1.1%
General Merchandise Stores - 1.1%
Dollar General Corp.	14,300	2,886,884
Ollie's Bargain Outlet Holdings, Inc. (a)	21,200	2,025,448
		4,912,332
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
KE Holdings, Inc. ADR (a)	9,200	471,868
Road & Rail - 0.8%
Trucking - 0.8%
Lyft, Inc. (a)	54,800	1,625,916
Uber Technologies, Inc. (a)	63,100	2,122,053
		3,747,969
Textiles, Apparel & Luxury Goods - 0.8%
Apparel, Accessories & Luxury Goods - 0.8%
LVMH Moet Hennessy Louis Vuitton SE	8,200	3,850,906
TOTAL COMMON STOCKS
(Cost $262,202,764)		455,219,542

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.12% (c)	2,476,664	2,477,159
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	8,391,081	8,391,921
TOTAL MONEY MARKET FUNDS
(Cost $10,869,080)		10,869,080
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $273,071,844)		466,088,622
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,941,949)
NET ASSETS - 100%		$458,146,673

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,317
Fidelity Securities Lending Cash Central Fund	31,539
Total	$33,856

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$455,219,542	$447,162,888	$8,056,654	$--
Money Market Funds	10,869,080	10,869,080	--	--
Total Investments in Securities:	$466,088,622	$458,031,968	$8,056,654	$--

See accompanying notes which are an integral part of the financial statements.

Leisure Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $8,062,498) — See accompanying schedule: Unaffiliated issuers (cost $262,202,764)	$455,219,542
Fidelity Central Funds (cost $10,869,080)	10,869,080
Total Investment in Securities (cost $273,071,844)		$466,088,622
Foreign currency held at value (cost $529)		551
Receivable for investments sold		879,038
Receivable for fund shares sold		1,026,863
Dividends receivable		733,569
Distributions receivable from Fidelity Central Funds		1,953
Prepaid expenses		3,938
Other receivables		14,184
Total assets		468,748,718
Liabilities
Payable for investments purchased	$930,021
Payable for fund shares redeemed	1,000,447
Accrued management fee	192,020
Other affiliated payables	76,188
Other payables and accrued expenses	17,494
Collateral on securities loaned	8,385,875
Total liabilities		10,602,045
Net Assets		$458,146,673
Net Assets consist of:
Paid in capital		$294,167,958
Total accumulated earnings (loss)		163,978,715
Net Assets		$458,146,673
Net Asset Value, offering price and redemption price per share ($458,146,673 ÷ 30,916,218 shares)		$14.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$2,901,938
Income from Fidelity Central Funds (including $31,539 from security lending)		33,856
Total income		2,935,794
Expenses
Management fee	$1,034,852
Transfer agent fees	362,175
Accounting fees	75,704
Custodian fees and expenses	6,095
Independent trustees' fees and expenses	1,297
Registration fees	24,431
Audit	17,800
Legal	313
Miscellaneous	8,373
Total expenses before reductions	1,531,040
Expense reductions	(34,664)
Total expenses after reductions		1,496,376
Net investment income (loss)		1,439,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(28,545,945)
Fidelity Central Funds	(1,420)
Foreign currency transactions	3,540
Total net realized gain (loss)		(28,543,825)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	67,772,544
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		67,772,568
Net gain (loss)		39,228,743
Net increase (decrease) in net assets resulting from operations		$40,668,161

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,439,418	$3,993,037
Net realized gain (loss)	(28,543,825)	44,807,931
Change in net unrealized appreciation (depreciation)	67,772,568	(38,596,433)
Net increase (decrease) in net assets resulting from operations	40,668,161	10,204,535
Distributions to shareholders	(11,021,977)	(31,042,814)
Share transactions
Proceeds from sales of shares	85,369,009	119,782,717
Reinvestment of distributions	10,296,502	28,804,554
Cost of shares redeemed	(98,310,790)	(169,526,142)
Net increase (decrease) in net assets resulting from share transactions	(2,645,279)	(20,938,871)
Total increase (decrease) in net assets	27,000,905	(41,777,150)
Net Assets
Beginning of period	431,145,768	472,922,918
End of period	$458,146,673	$431,145,768
Other Information
Shares
Sold	7,143,569	7,488,013
Issued in reinvestment of distributions	934,347	1,846,047
Redeemed	(8,197,007)	(10,835,961)
Net increase (decrease)	(119,091)	(1,501,901)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Leisure Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$13.89	$14.53	$16.58	$14.14	$12.83	$14.01
Income from Investment Operations
Net investment income (loss)C	.05	.12	.16	.18	.16	.15
Net realized and unrealized gain (loss)	1.24	.25	.39	3.31	1.29	(.62)
Total from investment operations	1.29	.37	.55	3.49	1.45	(.47)
Distributions from net investment income	(.02)	(.11)	(.16)	(.14)	(.14)	(.13)
Distributions from net realized gain	(.34)	(.89)	(2.44)	(.91)	–	(.58)
Total distributions	(.36)	(1.01)D	(2.60)	(1.05)	(.14)	(.71)
Redemption fees added to paid in capitalC	–	–	–E	–E	–E	–E
Net asset value, end of period	$14.82	$13.89	$14.53	$16.58	$14.14	$12.83
Total ReturnF,G	10.20%	1.76%	4.48%	24.75%	11.26%	(3.48)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.76%	.76%	.77%	.80%	.79%
Expenses net of fee waivers, if any	.78%J	.75%	.76%	.77%	.79%	.79%
Expenses net of all reductions	.77%J	.75%	.76%	.77%	.79%	.78%
Net investment income (loss)	.74%J	.79%	1.05%	1.09%	1.17%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$458,147	$431,146	$472,923	$544,540	$402,941	$416,771
Portfolio turnover rateK	44%J	53%	41%	56%	23%	48%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $1.01 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.894 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Amazon.com, Inc.	24.7
The Home Depot, Inc.	13.4
Lowe's Companies, Inc.	6.3
Dollar General Corp.	3.7
TJX Companies, Inc.	3.7
MercadoLibre, Inc.	3.3
Dollar Tree, Inc.	3.3
Target Corp.	2.9
Ross Stores, Inc.	2.6
Burlington Stores, Inc.	2.5
66.4

Top Industries (% of fund's net assets)

As of August 31, 2020
Specialty Retail	40.9%
Internet & Direct Marketing Retail	35.2%
Multiline Retail	11.1%
Food & Staples Retailing	4.8%
Textiles, Apparel & Luxury Goods	4.0%
All Others*	4.0%

* Includes short-term investments and net other assets (liabilities).

Retailing Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Food & Staples Retailing - 4.8%
Food Distributors - 2.4%
Performance Food Group Co. (a)	826,436	$30,173,179
U.S. Foods Holding Corp. (a)	2,210,000	53,813,500
		83,986,679
Food Retail - 0.8%
Kroger Co.	776,100	27,691,248
Hypermarkets & Super Centers - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	589,740	26,190,353
Costco Wholesale Corp.	72,900	25,344,414
Walmart, Inc.	31,800	4,415,430
		55,950,197

TOTAL FOOD & STAPLES RETAILING		167,628,124

Interactive Media & Services - 1.3%
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	15,700	25,583,621
Facebook, Inc. Class A (a)	63,400	18,588,880
		44,172,501
Internet & Direct Marketing Retail - 35.2%
Internet & Direct Marketing Retail - 35.2%
Amazon.com, Inc. (a)	250,830	865,604,296
Expedia, Inc.	810,600	79,560,390
Farfetch Ltd. Class A (a)(b)	1,811,600	50,163,204
MercadoLibre, Inc. (a)	98,300	114,872,397
The Booking Holdings, Inc. (a)	43,840	83,754,128
The RealReal, Inc. (a)(b)	2,471,815	39,697,349
Wayfair LLC Class A (a)	2,700	800,712
		1,234,452,476
Leisure Products - 0.2%
Leisure Products - 0.2%
Vista Outdoor, Inc. (a)	366,600	7,115,706
Multiline Retail - 11.1%
General Merchandise Stores - 11.1%
Dollar General Corp.	646,300	130,475,044
Dollar Tree, Inc. (a)	1,178,800	113,483,076
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	448,635	42,862,588
Target Corp.	673,000	101,764,330
		388,585,038
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Refining & Marketing - 0.5%
Reliance Industries Ltd. sponsored GDR (c)	291,395	16,871,771
Road & Rail - 0.9%
Trucking - 0.9%
Lyft, Inc. (a)	682,800	20,258,676
Uber Technologies, Inc. (a)	355,100	11,942,013
		32,200,689
Software - 0.9%
Application Software - 0.9%
HubSpot, Inc. (a)	41,600	12,466,688
Manhattan Associates, Inc. (a)	205,700	20,004,325
		32,471,013
Specialty Retail - 40.9%
Apparel Retail - 8.9%
Burlington Stores, Inc. (a)	431,794	85,033,192
Ross Stores, Inc.	1,010,300	92,018,124
The Children's Place Retail Stores, Inc. (b)	217,043	4,333,264
TJX Companies, Inc.	2,352,400	128,887,996
		310,272,576
Automotive Retail - 5.7%
AutoZone, Inc. (a)	28,163	33,691,679
CarMax, Inc. (a)(b)	636,100	68,018,173
Carvana Co. Class A (a)(b)	267,500	57,769,300
O'Reilly Automotive, Inc. (a)	88,986	41,434,551
		200,913,703
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc.	644,000	71,426,040
Home Improvement Retail - 20.9%
Floor & Decor Holdings, Inc. Class A (a)	562,537	41,200,210
Lowe's Companies, Inc.	1,347,100	221,853,899
The Home Depot, Inc.	1,640,100	467,494,104
		730,548,213
Specialty Stores - 3.4%
Dick's Sporting Goods, Inc. (b)	866,100	46,873,332
Five Below, Inc. (a)	589,800	64,553,610
Tiffany & Co., Inc.	50,100	6,137,250
		117,564,192

TOTAL SPECIALTY RETAIL		1,430,724,724

Textiles, Apparel & Luxury Goods - 4.0%
Apparel, Accessories & Luxury Goods - 4.0%
adidas AG	78,300	23,789,647
Aritzia LP (a)	348,300	4,988,112
Canada Goose Holdings, Inc. (a)(b)	306,600	7,519,557
Capri Holdings Ltd. (a)	440,400	6,975,936
G-III Apparel Group Ltd. (a)	784,528	8,676,880
lululemon athletica, Inc. (a)	82,457	30,976,621
LVMH Moet Hennessy Louis Vuitton SE	56,500	26,533,680
PVH Corp.	536,100	29,892,936
		139,353,369
TOTAL COMMON STOCKS
(Cost $1,563,050,222)		3,493,575,411

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.12% (d)	25,882,938	25,888,114
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	149,217,023	149,231,945
TOTAL MONEY MARKET FUNDS
(Cost $175,120,059)		175,120,059
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $1,738,170,281)		3,668,695,470
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(167,798,753)
NET ASSETS - 100%		$3,500,896,717

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,871,771 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,774
Fidelity Securities Lending Cash Central Fund	122,411
Total	$132,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Drive Shack, Inc.	$9,998,274	$--	$4,390,046	$--	$(11,712,122)	$6,103,894	$--
Total	$9,998,274	$--	$4,390,046	$--	$(11,712,122)	$6,103,894	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,493,575,411	$3,467,041,731	$26,533,680	$--
Money Market Funds	175,120,059	175,120,059	--	--
Total Investments in Securities:	$3,668,695,470	$3,642,161,790	$26,533,680	$--

See accompanying notes which are an integral part of the financial statements.

Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $145,555,386) — See accompanying schedule: Unaffiliated issuers (cost $1,563,050,222)	$3,493,575,411
Fidelity Central Funds (cost $175,120,059)	175,120,059
Total Investment in Securities (cost $1,738,170,281)		$3,668,695,470
Receivable for investments sold		12,149,064
Receivable for fund shares sold		8,153,543
Dividends receivable		525,994
Distributions receivable from Fidelity Central Funds		35,654
Prepaid expenses		19,400
Other receivables		62,365
Total assets		3,689,641,490
Liabilities
Payable for investments purchased	$33,259,971
Payable for fund shares redeemed	4,246,480
Accrued management fee	1,482,276
Other affiliated payables	506,449
Other payables and accrued expenses	21,987
Collateral on securities loaned	149,227,610
Total liabilities		188,744,773
Net Assets		$3,500,896,717
Net Assets consist of:
Paid in capital		$1,297,211,552
Total accumulated earnings (loss)		2,203,685,165
Net Assets		$3,500,896,717
Net Asset Value, offering price and redemption price per share ($3,500,896,717 ÷ 160,508,991 shares)		$21.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$10,213,668
Income from Fidelity Central Funds (including $122,411 from security lending)		132,185
Total income		10,345,853
Expenses
Management fee	$7,450,014
Transfer agent fees	2,395,173
Accounting fees	413,718
Custodian fees and expenses	10,635
Independent trustees' fees and expenses	8,790
Registration fees	53,163
Audit	19,265
Legal	2,002
Interest	12,464
Miscellaneous	51,840
Total expenses before reductions	10,417,064
Expense reductions	(166,489)
Total expenses after reductions		10,250,575
Net investment income (loss)		95,278
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	291,473,525
Fidelity Central Funds	8,303
Other affiliated issuers	(11,712,122)
Foreign currency transactions	37,782
Total net realized gain (loss)		279,807,488
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	653,297,809
Affiliated issuers	6,103,894
Assets and liabilities in foreign currencies	(2,707)
Total change in net unrealized appreciation (depreciation)		659,398,996
Net gain (loss)		939,206,484
Net increase (decrease) in net assets resulting from operations		$939,301,762

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,278	$8,073,263
Net realized gain (loss)	279,807,488	34,252,880
Change in net unrealized appreciation (depreciation)	659,398,996	180,411,347
Net increase (decrease) in net assets resulting from operations	939,301,762	222,737,490
Distributions to shareholders	(2,233,202)	(70,573,195)
Share transactions
Proceeds from sales of shares	381,463,799	537,224,260
Reinvestment of distributions	2,123,182	67,160,431
Cost of shares redeemed	(518,756,465)	(1,093,141,870)
Net increase (decrease) in net assets resulting from share transactions	(135,169,484)	(488,757,179)
Total increase (decrease) in net assets	801,899,076	(336,592,884)
Net Assets
Beginning of period	2,698,997,641	3,035,590,525
End of period	$3,500,896,717	$2,698,997,641
Other Information
Shares
Sold	21,056,068	33,219,799
Issued in reinvestment of distributions	143,749	4,207,150
Redeemed	(32,481,458)	(67,831,907)
Net increase (decrease)	(11,281,641)	(30,404,958)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Retailing Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$15.71	$15.01	$14.35	$11.56	$9.88	$9.53
Income from Investment Operations
Net investment income (loss)C	–D	.04	.03	.04	.01	.01E
Net realized and unrealized gain (loss)	6.11	1.02	.93	3.23	1.69	.47
Total from investment operations	6.11	1.06	.96	3.27	1.70	.48
Distributions from net investment income	–	(.05)	(.02)	(.03)	(.02)	(.02)
Distributions from net realized gain	(.01)	(.31)	(.27)	(.45)	–	(.11)
Total distributions	(.01)	(.36)	(.30)F	(.48)	(.02)	(.13)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$21.81	$15.71	$15.01	$14.35	$11.56	$9.88
Total ReturnG,H	38.96%	7.02%	6.83%	28.66%	17.20%	5.11%
Ratios to Average Net AssetsI,J
Expenses before reductions	.74%K	.74%	.76%	.78%	.78%	.81%
Expenses net of fee waivers, if any	.74%K	.74%	.75%	.77%	.78%	.80%
Expenses net of all reductions	.73%K	.74%	.75%	.77%	.78%	.80%
Net investment income (loss)	.01%K	.26%	.20%	.29%	.07%	.14%E
Supplemental Data
Net assets, end of period (000 omitted)	$3,500,897	$2,698,998	$3,035,591	$2,329,366	$1,924,403	$1,849,996
Portfolio turnover rateL	52%K	17%	34%	24%	17%	11%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects one a large, non-recurring dividend which amounted to $.01 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .02%.

 F Total distributions of $.30 per share is comprised of distributions from net investment income of $.024 and distributions from net realized gain of $.272 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Automotive Portfolio, Communication Services Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers a single class of shares, with the exception of Communication Services Portfolio. Communication Services Portfolio offers Class A, Class M, Class C, Communication Services, Class I and Class Z shares. Communication Services Portfolio commenced sale of Class A, Class M, Class C, Class I and Class Z on November 30, 2018. Each class of Communication Services Portfolio has equal rights as to assets and voting privileges, and each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Share transactions on the Statement of Changes in Net Assets and Share Transactions note may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

For Communication Services Portfolio, investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, net operating losses, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Automotive Portfolio	$40,461,112	$17,597,185	$(1,233,511)	$16,363,674
Communication Services Portfolio	512,978,440	285,370,171	(16,354,564)	269,015,607
Construction and Housing Portfolio	193,375,325	133,471,894	(7,086,810)	126,385,084
Consumer Discretionary Portfolio	276,915,551	223,974,705	(13,753,952)	210,220,753
Leisure Portfolio	277,881,777	196,616,416	(8,409,571)	188,206,845
Retailing Portfolio	1,740,140,131	1,983,675,070	(55,119,731)	1,928,555,339

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Consumer Discretionary Portfolio	(2,391,308)	(–)	(2,391,308)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2019 to February 29, 2020 and ordinary losses recognized during the period January 1, 2020 to February 29, 2020. Loss deferrals were as follows:

	Capital losses	Ordinary losses
Automotive Portfolio	$(37,594)	$(12,920)
Construction and Housing Portfolio	(–)	(380,060)
Consumer Discretionary Portfolio	(–)	(58,248)
Retailing Portfolio	(–)	(993,743)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	15,667,920	11,551,955
Communication Services Portfolio	171,299,829	180,291,692
Construction and Housing Portfolio	164,666,005	209,525,060
Consumer Discretionary Portfolio	74,969,895	109,500,715
Leisure Portfolio	86,963,684	103,082,462
Retailing Portfolio	739,637,213	912,693,666

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.23%	.53%
Communication Services Portfolio	.30%	.23%	.53%
Construction and Housing Portfolio	.30%	.23%	.53%
Consumer Discretionary Portfolio	.30%	.23%	.53%
Leisure Portfolio	.30%	.23%	.53%
Retailing Portfolio	.30%	.23%	.53%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, Communication Services Portfolio has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Communication Services Portfolio
Class A	-%	.25%	$17,276	$–
Class M	.25%	.25%	6,748	–
Class C	.75%	.25%	12,657	–
			$36,681	$–

Sales Load. For Communication Services Portfolio, FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Communication Services Portfolio
Class A	$18,166
Class M	1,071
Class C(a)	333
$19,570

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class (Communication Services Portfolio) or Fund (all other Funds). FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective class or Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were as follows:

	Amount	% of Average Net Assets
Automotive Portfolio	$41,742.24
Communication Services Portfolio
Class A	16,713.24
Class M	3,297.24
Class C	2,447.19
Communication Services	536,957.18
Class I	6,378.16
Class Z	911.04
	566,703
Construction and Housing Portfolio	250,882.19
Consumer Discretionary Portfolio	329,778.17
Leisure Portfolio	362,175.19
Retailing Portfolio	2,395,173.17

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Automotive Portfolio	.04
Communication Services Portfolio	.04
Construction and Housing Portfolio	.04
Consumer Discretionary Portfolio	.04
Leisure Portfolio	.04
Retailing Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$576
Communication Services Portfolio	3,943
Construction and Housing Portfolio	3,354
Consumer Discretionary Portfolio	862
Leisure Portfolio	2,585
Retailing Portfolio	8,896

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Communication Services Portfolio	Borrower	$3,623,500.34%		$69
Construction and Housing Portfolio	Borrower	$5,209,875	1.34%	$1,551
Consumer Discretionary Portfolio	Borrower	$1,565,188	1.59%	$1,108
Retailing Portfolio	Borrower	$14,073,867.92%		$12,464

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 233,442 shares of the Consumer Discretionary Portfolio were redeemed in-kind for investments and cash with a value of $10,509,560. The Fund had a net realized gain of $4,367,344 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Consumer Discretionary Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Automotive Portfolio	$43
Communication Services Portfolio	752
Construction and Housing Portfolio	364
Consumer Discretionary Portfolio	501
Leisure Portfolio	526
Retailing Portfolio	3,436

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, an affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Automotive Portfolio	$286	$–
Communication Services Portfolio	$22,234	$2
Construction and Housing Portfolio	$155	$–
Consumer Discretionary Portfolio	$1,060	$–
Leisure Portfolio	$2,988	$–
Retailing Portfolio	$9,053	$–

8. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Discretionary Portfolio	$1,436,538	1.06%	$548

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. All of the applicable expense reductions are noted in the table below.

Brokerage service rebates
Automotive Portfolio	$860
Communication Services Portfolio	28,878
Construction and Housing Portfolio	45,925
Consumer Discretionary Portfolio	6,817
Leisure Portfolio	33,658
Retailing Portfolio	160,296

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Amount
Automotive Portfolio	$84
Communication Services Portfolio	1,283
Construction and Housing Portfolio	748
Consumer Discretionary Portfolio	903
Leisure Portfolio	1,006
Retailing Portfolio	6,193

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Communication Services Portfolio
Distributions to shareholders
Class A	$218,147	$798,640
Class M	43,040	242,564
Class C	46,096	201,206
Communication Services	12,783,820	178,269,893
Class I	48,553	316,058
Class Z	41,055	300,481
Total	$13,180,711	$180,128,842

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Communication Services Portfolio
Class A
Shares sold	183,160	163,941	$10,857,508	$10,592,862
Reinvestment of distributions	4,024	12,499	217,520	794,118
Shares redeemed	(84,779)	(21,919)	(4,682,847)	(1,385,300)
Net increase (decrease)	102,405	154,521	$6,392,181	$10,001,680
Class M
Shares sold	38,060	40,632	$2,532,360	$2,626,137
Reinvestment of distributions	798	3,855	43,040	242,564
Shares redeemed	(14,710)	(13,568)	(834,702)	(861,553)
Net increase (decrease)	24,148	30,919	$1,740,698	$2,007,148
Class C
Shares sold	27,058	32,141	$1,759,437	$2,084,369
Reinvestment of distributions	860	3,184	46,096	199,573
Shares redeemed	(7,676)	(7,441)	(436,503)	(459,981)
Net increase (decrease)	20,242	27,884	$1,369,030	$1,823,961
Communication Services
Shares sold	1,259,943	2,955,352	$80,871,063	$190,171,586
Reinvestment of distributions	227,417	2,705,020	12,337,334	169,393,115
Shares redeemed	(1,758,755)	(3,681,065)	(107,897,773)	(235,496,213)
Net increase (decrease)	(271,395)	1,979,307	$(14,689,376)	$124,068,488
Class I
Shares sold	218,951	63,284	$14,449,225	$4,090,035
Reinvestment of distributions	888	4,990	48,174	315,170
Shares redeemed	(30,272)	(33,315)	(1,876,297)	(2,081,507)
Net increase (decrease)	189,567	34,959	$12,621,102	$2,323,698
Class Z
Shares sold	121,078	25,004	$8,178,654	$1,643,568
Reinvestment of distributions	712	4,650	38,657	293,270
Shares redeemed	(20,980)	(6,601)	(1,349,059)	(443,166)
Net increase (decrease)	100,810	23,053	$6,868,252	$1,493,672

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Automotive Portfolio	1.00%
Actual		$1,000.00	$1,348.60	$5.92
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Communication Services Portfolio
Class A	1.09%
Actual		$1,000.00	$1,287.70	$6.29
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class M	1.34%
Actual		$1,000.00	$1,286.20	$7.72
Hypothetical-C		$1,000.00	$1,018.45	$6.82
Class C	1.79%
Actual		$1,000.00	$1,283.20	$10.30
Hypothetical-C		$1,000.00	$1,016.18	$9.10
Communication Services	.78%
Actual		$1,000.00	$1,289.80	$4.50
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class I	.76%
Actual		$1,000.00	$1,290.10	$4.39
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.64%
Actual		$1,000.00	$1,290.70	$3.70
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Construction and Housing Portfolio	.81%
Actual		$1,000.00	$1,220.20	$4.53
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Consumer Discretionary Portfolio	.77%
Actual		$1,000.00	$1,303.60	$4.47
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Leisure Portfolio	.78%
Actual		$1,000.00	$1,102.00	$4.13
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Retailing Portfolio	.74%
Actual		$1,000.00	$1,389.60	$4.46
Hypothetical-C		$1,000.00	$1,021.48	$3.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELCON-SANN-1020
1.813637.115

Fidelity® Select Portfolios®
Energy Sector

Energy Portfolio

Energy Service Portfolio

Natural Gas Portfolio

Natural Resources Portfolio

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Energy Service Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Gas Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Natural Resources Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Chevron Corp.	18.0
Exxon Mobil Corp.	12.7
Cheniere Energy, Inc.	5.8
BP PLC sponsored ADR	5.5
The Williams Companies, Inc.	4.3
EOG Resources, Inc.	4.0
Pioneer Natural Resources Co.	3.9
ConocoPhillips Co.	3.7
Marathon Petroleum Corp.	3.5
Valero Energy Corp.	3.5
64.9

Top Industries (% of fund's net assets)

As of August 31, 2020
Oil, Gas & Consumable Fuels	87.4%
Energy Equipment & Services	8.5%
Independent Power and Renewable Electricity Producers	3.1%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Energy Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Energy Equipment & Services - 8.5%
Oil & Gas Drilling - 0.8%
Nabors Industries Ltd. (a)	34,558	$1,381,629
Odfjell Drilling Ltd. (b)	1,835,680	2,437,571
Patterson-UTI Energy, Inc.	379,500	1,461,075
Shelf Drilling Ltd. (b)(c)	1,474,713	496,315
		5,776,590
Oil & Gas Equipment & Services - 7.7%
Baker Hughes Co. Class A (a)	1,674,140	23,906,719
Cactus, Inc.	166,300	3,673,567
Forum Energy Technologies, Inc. (b)	491,419	268,855
Nextier Oilfield Solutions, Inc. (b)	762,900	1,922,508
Oceaneering International, Inc. (b)	253,000	1,363,670
ProPetro Holding Corp. (b)	759,300	4,768,404
RigNet, Inc. (b)	582,601	2,907,179
Schlumberger Ltd.	386,458	7,346,567
TechnipFMC PLC	799,700	6,157,690
		52,315,159

TOTAL ENERGY EQUIPMENT& SERVICES		58,091,749

Independent Power and Renewable Electricity Producers - 3.1%
Independent Power Producers & Energy Traders - 3.1%
Vistra Corp.	1,117,200	21,483,756
Oil, Gas & Consumable Fuels - 87.4%
Integrated Oil & Gas - 41.9%
BP PLC sponsored ADR	1,787,100	37,404,003
Chevron Corp.	1,465,723	123,018,131
Exxon Mobil Corp.	2,167,648	86,575,861
Occidental Petroleum Corp.	479,400	6,107,556
Occidental Petroleum Corp. warrants 8/3/27 (b)	63,600	187,620
Royal Dutch Shell PLC Class B sponsored ADR	488,600	13,729,660
Suncor Energy, Inc.	831,600	13,344,109
Total SA sponsored ADR	156,200	6,180,834
		286,547,774
Oil & Gas Exploration & Production - 22.1%
Callon Petroleum Co. (a)(b)	76,900	509,847
Canadian Natural Resources Ltd.	806,100	15,895,191
Cimarex Energy Co.	161,300	4,480,914
Concho Resources, Inc.	57,100	2,968,058
ConocoPhillips Co.	675,800	25,606,062
Devon Energy Corp.	275,700	2,996,859
EOG Resources, Inc.	605,164	27,438,136
Hess Corp.	96,500	4,442,860
Magnolia Oil & Gas Corp. Class A (b)	533,100	3,433,164
National Energy Services Reunited Corp. (b)	788,300	5,943,782
Noble Energy, Inc.	1,319,400	13,128,030
Northern Oil & Gas, Inc. (a)(b)	3,643,400	2,472,047
Parsley Energy, Inc. Class A	554,500	5,960,875
PDC Energy, Inc. (b)	470,751	7,127,170
Pioneer Natural Resources Co.	257,899	26,803,443
Viper Energy Partners LP	225,159	2,292,119
		151,498,557
Oil & Gas Refining & Marketing - 9.8%
Marathon Petroleum Corp.	683,692	24,243,718
Phillips 66 Co.	314,873	18,410,624
Valero Energy Corp.	456,600	24,012,594
World Fuel Services Corp.	25,500	673,200
		67,340,136
Oil & Gas Storage & Transport - 13.6%
Cheniere Energy, Inc. (b)	764,100	39,771,405
Enterprise Products Partners LP	587,700	10,320,012
Euronav NV	102,700	936,624
Golar LNG Ltd. (a)(b)	380,600	3,939,210
Noble Midstream Partners LP	514,314	4,608,253
Teekay LNG Partners LP	366,400	4,056,048
The Williams Companies, Inc.	1,403,800	29,142,888
		92,774,440

TOTAL OIL, GAS & CONSUMABLE FUELS		598,160,907

TOTAL COMMON STOCKS
(Cost $893,167,769)		677,736,412

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.12% (d)	1,150,086	1,150,316
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	31,410,362	31,413,503
TOTAL MONEY MARKET FUNDS
(Cost $32,563,819)		32,563,819
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $925,731,588)		710,300,231
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(25,967,214)
NET ASSETS - 100%		$684,333,017

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,315 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,204
Fidelity Securities Lending Cash Central Fund	43,429
Total	$54,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$677,736,412	$677,736,412	$--	$--
Money Market Funds	32,563,819	32,563,819	--	--
Total Investments in Securities:	$710,300,231	$710,300,231	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.6%
United Kingdom	8.4%
Canada	4.2%
Bermuda	1.1%
Curacao	1.1%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $28,779,435) — See accompanying schedule: Unaffiliated issuers (cost $893,167,769)	$677,736,412
Fidelity Central Funds (cost $32,563,819)	32,563,819
Total Investment in Securities (cost $925,731,588)		$710,300,231
Receivable for fund shares sold		1,400,941
Dividends receivable		6,123,473
Distributions receivable from Fidelity Central Funds		9,728
Prepaid expenses		11,548
Other receivables		296,851
Total assets		718,142,772
Liabilities
Payable for fund shares redeemed	1,703,897
Accrued management fee	314,985
Other affiliated payables	175,177
Other payables and accrued expenses	207,371
Collateral on securities loaned	31,408,325
Total liabilities		33,809,755
Net Assets		$684,333,017
Net Assets consist of:
Paid in capital		$1,381,632,878
Total accumulated earnings (loss)		(697,299,861)
Net Assets		$684,333,017
Net Asset Value, offering price and redemption price per share ($684,333,017 ÷ 31,962,801 shares)		$21.41

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$17,160,250
Income from Fidelity Central Funds (including $43,429 from security lending)		54,633
Total income		17,214,883
Expenses
Management fee	$1,763,262
Transfer agent fees	872,630
Accounting fees	119,669
Custodian fees and expenses	6,034
Independent trustees' fees and expenses	2,166
Registration fees	55,446
Audit	34,844
Legal	514
Interest	164
Miscellaneous	26,207
Total expenses before reductions	2,880,936
Expense reductions	(93,795)
Total expenses after reductions		2,787,141
Net investment income (loss)		14,427,742
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(73,688,166)
Fidelity Central Funds	(547)
Foreign currency transactions	(2,437)
Total net realized gain (loss)		(73,691,150)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(49,005,458)
Assets and liabilities in foreign currencies	(274)
Total change in net unrealized appreciation (depreciation)		(49,005,732)
Net gain (loss)		(122,696,882)
Net increase (decrease) in net assets resulting from operations		$(108,269,140)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,427,742	$19,564,546
Net realized gain (loss)	(73,691,150)	(47,026,999)
Change in net unrealized appreciation (depreciation)	(49,005,732)	(239,088,970)
Net increase (decrease) in net assets resulting from operations	(108,269,140)	(266,551,423)
Distributions to shareholders	(4,066,017)	(17,018,375)
Share transactions
Proceeds from sales of shares	308,298,295	208,781,170
Reinvestment of distributions	3,863,469	16,049,946
Cost of shares redeemed	(191,805,864)	(417,122,444)
Net increase (decrease) in net assets resulting from share transactions	120,355,900	(192,291,328)
Total increase (decrease) in net assets	8,020,743	(475,861,126)
Net Assets
Beginning of period	676,312,274	1,152,173,400
End of period	$684,333,017	$676,312,274
Other Information
Shares
Sold	15,556,729	6,071,489
Issued in reinvestment of distributions	198,534	450,411
Redeemed	(9,040,223)	(12,000,042)
Net increase (decrease)	6,715,040	(5,478,142)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$26.79	$37.50	$41.01	$44.10	$32.63	$45.64
Income from Investment Operations
Net investment income (loss)B	.46	.71	.49	.75C	.18	.42
Net realized and unrealized gain (loss)	(5.70)	(10.76)	(3.51)	(3.06)	11.58	(12.98)
Total from investment operations	(5.24)	(10.05)	(3.02)	(2.31)	11.76	(12.56)
Distributions from net investment income	(.14)	(.64)	(.48)	(.68)	(.24)	(.39)
Distributions from net realized gain	–	(.02)	(.01)	(.10)	(.05)	(.07)
Total distributions	(.14)	(.66)	(.49)	(.78)	(.29)	(.45)D
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$21.41	$26.79	$37.50	$41.01	$44.10	$32.63
Total ReturnF,G	(19.53)%	(27.24)%	(7.30)%	(5.27)%	36.05%	(27.61)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.87%J	.81%	.78%	.79%	.79%	.80%
Expenses net of fee waivers, if any	.87%J	.81%	.78%	.79%	.79%	.80%
Expenses net of all reductions	.84%J	.80%	.77%	.78%	.78%	.79%
Net investment income (loss)	4.35%J	2.00%	1.12%	1.82%C	.44%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$684,333	$676,312	$1,152,173	$1,778,436	$2,289,350	$1,928,897
Portfolio turnover rateK	28%J	79%L	59%L	59%	93%L	79%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.48 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

 D Total distributions of $.45 per share is comprised of distributions from net investment income of $.387 and distributions from net realized gain of $.066 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Baker Hughes Co. Class A	14.2
Schlumberger Ltd.	13.8
TechnipFMC PLC	6.2
National Energy Services Reunited Corp.	5.5
Halliburton Co.	5.0
Cheniere Energy, Inc.	5.0
Championx Corp.	4.9
Cactus, Inc.	4.8
Dril-Quip, Inc.	4.2
Tenaris SA sponsored ADR	3.4
67.0

Top Industries (% of fund's net assets)

As of August 31, 2020
Energy Equipment & Services	86.1%
Oil, Gas & Consumable Fuels	11.1%
All Others*	2.8%

* Includes short-term investments and net other assets (liabilities).

Energy Service Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Energy Equipment & Services - 86.1%
Oil & Gas Drilling - 9.6%
Borr Drilling Ltd. (a)(b)	95,212	$83,706
Helmerich & Payne, Inc.	208,498	3,436,047
Independence Contract Drilling, Inc. (b)	74,562	207,282
Nabors Industries Ltd. (a)	60,341	2,412,433
Odfjell Drilling Ltd. (a)(b)	3,599,482	4,779,696
Patterson-UTI Energy, Inc.	795,290	3,061,867
Shelf Drilling Ltd. (b)(c)	3,743,976	1,260,035
Transocean Ltd. (United States) (a)(b)	355,200	433,344
		15,674,410
Oil & Gas Equipment & Services - 76.5%
Archrock, Inc.	463,416	3,040,009
Baker Hughes Co. Class A (a)	1,609,538	22,984,199
Cactus, Inc.	349,786	7,726,773
Championx Corp. (b)	771,848	7,903,724
Core Laboratories NV (a)	42,200	883,246
CSI Compressco LP	935,457	1,066,421
Dril-Quip, Inc. (b)	206,800	6,851,284
Forum Energy Technologies, Inc. (b)	568,197	310,861
Frank's International NV (b)	464,583	1,073,187
Halliburton Co.	500,850	8,103,753
Helix Energy Solutions Group, Inc. (b)	761,729	2,726,990
National Oilwell Varco, Inc.	295,700	3,548,400
Nextier Oilfield Solutions, Inc. (b)	1,576,400	3,972,528
Oceaneering International, Inc. (b)	801,525	4,320,220
Oil States International, Inc. (b)	227,625	999,274
ProPetro Holding Corp. (b)	848,500	5,328,580
Ranger Energy Services, Inc. Class A (a)(b)	687,587	1,849,609
RigNet, Inc. (b)	244,735	1,221,228
Schlumberger Ltd.	1,182,711	22,483,336
SEACOR Holdings, Inc. (b)	30,900	976,749
SEACOR Marine Holdings, Inc. (b)	100	268
Smart Sand, Inc. (a)(b)	271,990	375,346
TechnipFMC PLC	1,305,372	10,051,364
Tenaris SA sponsored ADR	477,500	5,567,650
TETRA Technologies, Inc. (b)	1,185,322	806,019
TETRA Technologies, Inc. warrants 12/14/21 (b)	300,100	7
Weatherford International PLC (a)(b)	1,499	4,542
		124,175,567

TOTAL ENERGY EQUIPMENT & SERVICES		139,849,977

Oil, Gas & Consumable Fuels - 11.1%
Oil & Gas Exploration & Production - 5.5%
National Energy Services Reunited Corp. (a)(b)	1,178,274	8,884,186
Oil & Gas Storage & Transport - 5.6%
Cheniere Energy, Inc. (b)	154,812	8,057,965
Golar LNG Ltd. (b)	93,533	968,067
		9,026,032

TOTAL OIL, GAS & CONSUMABLE FUELS		17,910,218

TOTAL COMMON STOCKS
(Cost $290,774,422)		157,760,195

Money Market Funds - 14.2%
Fidelity Cash Central Fund 0.12% (d)	4,734,390	4,735,337
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	18,322,202	18,324,034
TOTAL MONEY MARKET FUNDS
(Cost $23,059,253)		23,059,371
TOTAL INVESTMENT IN SECURITIES - 111.4%
(Cost $313,833,675)		180,819,566
NET OTHER ASSETS (LIABILITIES) - (11.4)%		(18,435,396)
NET ASSETS - 100%		$162,384,170

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,260,035 or 0.8% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,057
Fidelity Securities Lending Cash Central Fund	97,053
Total	$101,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $2,393,395. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $(51) and $0, respectively. Purchases and sales of the Fidelity Cash Central Fund were $55,366,462 and $39,435,772, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$157,760,195	$157,760,188	$7	$--
Money Market Funds	23,059,371	23,059,371	--	--
Total Investments in Securities:	$180,819,566	$180,819,559	$7	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.8%
Curacao	13.8%
United Kingdom	6.2%
British Virgin Islands	5.5%
Bermuda	5.0%
Luxembourg	3.4%
Netherlands	1.2%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,187,593) — See accompanying schedule: Unaffiliated issuers (cost $290,774,422)	$157,760,195
Fidelity Central Funds (cost $23,059,253)	23,059,371
Total Investment in Securities (cost $313,833,675)		$180,819,566
Receivable for investments sold		1,617,434
Receivable for fund shares sold		622,797
Dividends receivable		37,443
Distributions receivable from Fidelity Central Funds		13,334
Prepaid expenses		2,654
Other receivables		67,371
Total assets		183,180,599
Liabilities
Payable for investments purchased	$1,698,357
Payable for fund shares redeemed	573,061
Accrued management fee	75,725
Other affiliated payables	42,784
Other payables and accrued expenses	81,851
Collateral on securities loaned	18,324,651
Total liabilities		20,796,429
Net Assets		$162,384,170
Net Assets consist of:
Paid in capital		$586,858,120
Total accumulated earnings (loss)		(424,473,950)
Net Assets		$162,384,170
Net Asset Value, offering price and redemption price per share ($162,384,170 ÷ 13,272,686 shares)		$12.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$1,498,772
Income from Fidelity Central Funds (including $97,053 from security lending)		101,110
Total income		1,599,882
Expenses
Management fee	$369,648
Transfer agent fees	185,522
Accounting fees	27,044
Custodian fees and expenses	3,868
Independent trustees' fees and expenses	456
Registration fees	28,757
Audit	25,610
Legal	113
Miscellaneous	7,708
Total expenses before reductions	648,726
Expense reductions	(18,556)
Total expenses after reductions		630,170
Net investment income (loss)		969,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(47,622,884)
Fidelity Central Funds	45
Foreign currency transactions	6,133
Total net realized gain (loss)		(47,616,706)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,799,146
Assets and liabilities in foreign currencies	225
Total change in net unrealized appreciation (depreciation)		6,799,371
Net gain (loss)		(40,817,335)
Net increase (decrease) in net assets resulting from operations		$(39,847,623)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$969,712	$3,142,678
Net realized gain (loss)	(47,616,706)	(94,157,598)
Change in net unrealized appreciation (depreciation)	6,799,371	(34,954,625)
Net increase (decrease) in net assets resulting from operations	(39,847,623)	(125,969,545)
Distributions to shareholders	(658,867)	(4,506,594)
Share transactions
Proceeds from sales of shares	99,644,307	134,993,891
Reinvestment of distributions	626,975	4,269,353
Cost of shares redeemed	(56,510,189)	(153,007,034)
Net increase (decrease) in net assets resulting from share transactions	43,761,093	(13,743,790)
Total increase (decrease) in net assets	3,254,603	(144,219,929)
Net Assets
Beginning of period	159,129,567	303,349,496
End of period	$162,384,170	$159,129,567
Other Information
Shares
Sold	9,120,652	5,361,676
Issued in reinvestment of distributions	64,042	176,201
Redeemed	(5,154,196)	(6,204,797)
Net increase (decrease)	4,030,498	(666,920)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Energy Service Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.22	$30.61	$42.04	$54.70	$37.54	$54.34
Income from Investment Operations
Net investment income (loss)B	.08	.34	.26	1.41C	.17	.45
Net realized and unrealized gain (loss)	(5.01)	(13.21)	(11.37)	(10.86)	17.22	(16.85)
Total from investment operations	(4.93)	(12.87)	(11.11)	(9.45)	17.39	(16.40)
Distributions from net investment income	(.06)	(.52)	(.32)	(1.77)	(.23)	(.40)
Distributions from net realized gain	–	–	–	(1.43)	–	–
Total distributions	(.06)	(.52)	(.32)	(3.21)D	(.23)	(.40)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$12.23	$17.22	$30.61	$42.04	$54.70	$37.54
Total ReturnF,G	(28.54)%	(42.54)%	(26.36)%	(17.41)%	46.36%	(30.30)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.93%J	.90%	.84%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.93%J	.90%	.84%	.84%	.85%	.84%
Expenses net of all reductions	.90%J	.89%	.81%	.82%	.84%	.81%
Net investment income (loss)	1.39%J	1.38%	.65%	3.04%C	.36%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$162,384	$159,130	$303,349	$413,055	$734,091	$435,375
Portfolio turnover rateK	33%J	42%	80%	62%	96%	58%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $1.34 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .16%.

 D Total distributions of $3.21 per share is comprised of distributions from net investment income of $1.774 and distributions from net realized gain of $1.431 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Enbridge, Inc.	10.5
TC Energy Corp.	7.8
The Williams Companies, Inc.	5.4
Kinder Morgan, Inc.	5.0
Hess Corp.	4.7
Schlumberger Ltd.	4.6
Phillips 66 Co.	4.4
Occidental Petroleum Corp.	4.2
EOG Resources, Inc.	3.5
Pioneer Natural Resources Co.	3.4
53.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Oil, Gas & Consumable Fuels	75.3%
Energy Equipment & Services	12.8%
Gas Utilities	6.6%
Multi-Utilities	4.3%
Electric Utilities	0.5%
All Others*	0.5%

* Includes short-term investments and net other assets (liabilities).

Natural Gas Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Electric Utilities - 0.5%
Electric Utilities - 0.5%
PG&E Corp. (a)	46,700	$432,442
Energy Equipment & Services - 12.8%
Oil & Gas Equipment & Services - 12.8%
Archrock, Inc.	75,900	497,904
Baker Hughes Co. Class A (b)	154,400	2,204,832
Cactus, Inc.	23,500	519,115
Championx Corp. (a)	117,600	1,204,224
Core Laboratories NV	38,700	809,991
Oceaneering International, Inc. (a)	53,100	286,209
SBM Offshore NV	57,700	997,383
Schlumberger Ltd.	219,118	4,165,433
TechnipFMC PLC	113,200	871,640
		11,556,731
Gas Utilities - 6.6%
Gas Utilities - 6.6%
Atmos Energy Corp.	29,051	2,899,871
National Fuel Gas Co.	4,300	196,252
ONE Gas, Inc.	9,853	730,304
UGI Corp.	62,000	2,140,860
		5,967,287
Multi-Utilities - 4.3%
Multi-Utilities - 4.3%
CenterPoint Energy, Inc.	142,300	2,855,961
NiSource, Inc.	46,700	1,034,872
		3,890,833
Oil, Gas & Consumable Fuels - 75.3%
Integrated Oil & Gas - 6.0%
Cenovus Energy, Inc. (Canada)	43,718	206,465
Occidental Petroleum Corp.	298,515	3,803,081
Occidental Petroleum Corp. warrants 8/3/27 (a)	70,150	206,943
Suncor Energy, Inc.	74,700	1,197,441
		5,413,930
Oil & Gas Exploration & Production - 26.9%
Apache Corp.	170,400	2,521,920
Cabot Oil & Gas Corp.	94,904	1,800,329
Canadian Natural Resources Ltd.	144,280	2,837,988
ConocoPhillips Co.	54,100	2,049,849
EOG Resources, Inc.	69,200	3,137,528
EQT Corp.	98,323	1,560,386
Hess Corp.	92,300	4,249,492
Kosmos Energy Ltd.	283,800	417,186
Magnolia Oil & Gas Corp. Class A (a)	36,400	234,416
MEG Energy Corp. (a)	154,100	427,678
Parsley Energy, Inc. Class A	113,929	1,224,737
PDC Energy, Inc. (a)	48,200	729,748
Pioneer Natural Resources Co.	29,300	3,045,149
		24,236,406
Oil & Gas Refining & Marketing - 5.6%
Phillips 66 Co.	68,200	3,987,654
Reliance Industries Ltd. sponsored GDR (c)	17,900	1,036,410
		5,024,064
Oil & Gas Storage & Transport - 36.8%
Avenir LNG Ltd. (a)(d)	1,999,500	1,716,663
Enbridge, Inc.	295,700	9,460,315
Gibson Energy, Inc.	57,600	1,048,798
Keyera Corp.	34,700	633,690
Kinder Morgan, Inc.	323,400	4,469,388
ONEOK, Inc.	35,800	983,784
Pembina Pipeline Corp.	89,400	2,213,838
Targa Resources Corp.	43,500	739,935
TC Energy Corp.	150,019	7,014,727
The Williams Companies, Inc.	235,729	4,893,734
		33,174,872

TOTAL OIL, GAS & CONSUMABLE FUELS		67,849,272

TOTAL COMMON STOCKS
(Cost $109,003,892)		89,696,565

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.12% (e)	221,824	221,868
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	2,352,945	2,353,180
TOTAL MONEY MARKET FUNDS
(Cost $2,575,048)		2,575,048
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $111,578,940)		92,271,613
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(2,093,424)
NET ASSETS - 100%		$90,178,189

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,036,410 or 1.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,084
Fidelity Securities Lending Cash Central Fund	9,389
Total	$11,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$89,696,565	$87,979,902	$--	$1,716,663
Money Market Funds	2,575,048	2,575,048	--	--
Total Investments in Securities:	$92,271,613	$90,554,950	$--	$1,716,663

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$--
Total Realized Gain (Loss)	(113)
Total Unrealized Gain (Loss)	(98,748)
Cost of Purchases	--
Proceeds of Sales	(387)
Amortization/Accretion	--
Transfers in to Level 3	1,815,911
Transfers out of Level 3	--
Ending Balance	$1,716,663
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2020	$(98,748)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	61.6%
Canada	27.7%
Curacao	4.6%
Netherlands	2.0%
Bermuda	1.9%
India	1.2%
United Kingdom	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,203,404) — See accompanying schedule: Unaffiliated issuers (cost $109,003,892)	$89,696,565
Fidelity Central Funds (cost $2,575,048)	2,575,048
Total Investment in Securities (cost $111,578,940)		$92,271,613
Cash		16,126
Receivable for fund shares sold		139,090
Dividends receivable		301,524
Distributions receivable from Fidelity Central Funds		223
Prepaid expenses		1,505
Other receivables		48,809
Total assets		92,778,890
Liabilities
Payable for fund shares redeemed	116,903
Accrued management fee	41,310
Other affiliated payables	23,765
Other payables and accrued expenses	65,648
Collateral on securities loaned	2,353,075
Total liabilities		2,600,701
Net Assets		$90,178,189
Net Assets consist of:
Paid in capital		$529,003,092
Total accumulated earnings (loss)		(438,824,903)
Net Assets		$90,178,189
Net Asset Value, offering price and redemption price per share ($90,178,189 ÷ 9,096,091 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$1,420,866
Income from Fidelity Central Funds (including $9,389 from security lending)		11,473
Total income		1,432,339
Expenses
Management fee	$233,907
Transfer agent fees	116,865
Accounting fees	17,105
Custodian fees and expenses	7,046
Independent trustees' fees and expenses	317
Registration fees	6,987
Audit	17,534
Legal	83
Miscellaneous	6,410
Total expenses before reductions	406,254
Expense reductions	(18,293)
Total expenses after reductions		387,961
Net investment income (loss)		1,044,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(85,408,890)
Fidelity Central Funds	89
Foreign currency transactions	(1,013)
Total net realized gain (loss)		(85,409,814)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	54,979,475
Assets and liabilities in foreign currencies	4,619
Total change in net unrealized appreciation (depreciation)		54,984,094
Net gain (loss)		(30,425,720)
Net increase (decrease) in net assets resulting from operations		$(29,381,342)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,044,378	$2,506,777
Net realized gain (loss)	(85,409,814)	(62,167,914)
Change in net unrealized appreciation (depreciation)	54,984,094	1,048,778
Net increase (decrease) in net assets resulting from operations	(29,381,342)	(58,612,359)
Distributions to shareholders	(560,858)	(1,660,041)
Share transactions
Proceeds from sales of shares	23,592,555	41,679,382
Reinvestment of distributions	527,294	1,560,585
Cost of shares redeemed	(18,629,604)	(69,422,307)
Net increase (decrease) in net assets resulting from share transactions	5,490,245	(26,182,340)
Total increase (decrease) in net assets	(24,451,955)	(86,454,740)
Net Assets
Beginning of period	114,630,144	201,084,884
End of period	$90,178,189	$114,630,144
Other Information
Shares
Sold	2,493,829	2,360,441
Issued in reinvestment of distributions	58,588	87,673
Redeemed	(1,910,692)	(3,826,441)
Net increase (decrease)	641,725	(1,378,327)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Gas Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.56	$20.45	$21.60	$27.76	$17.83	$32.05
Income from Investment Operations
Net investment income (loss)B	.12	.28	.24	.61C	.13	.33
Net realized and unrealized gain (loss)	(3.71)	(6.98)	(1.27)	(5.83)	9.98	(14.16)
Total from investment operations	(3.59)	(6.70)	(1.03)	(5.22)	10.11	(13.83)
Distributions from net investment income	(.06)	(.19)	–	(.65)	(.15)	(.39)
Distributions from net realized gain	–	–	(.12)	(.29)	(.03)	–
Total distributions	(.06)	(.19)	(.12)	(.94)	(.18)	(.39)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$9.91	$13.56	$20.45	$21.60	$27.76	$17.83
Total ReturnE,F	(26.41)%	(32.98)%	(4.82)%	(18.97)%	56.75%	(43.29)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.92%I,J	.93%	.89%	.89%	.87%	.89%
Expenses net of fee waivers, if any	.92%I,J	.93%	.89%	.89%	.87%	.88%
Expenses net of all reductions	.87%I,J	.92%	.86%	.87%	.87%	.88%
Net investment income (loss)	2.38%I,J	1.51%	1.02%	2.52%C	.50%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$90,178	$114,630	$201,085	$238,368	$479,879	$255,990
Portfolio turnover rateK	179%I	87%	86%	69%	76%	62%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.45 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .66%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Proxy expenses are not annualized.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Chevron Corp.	8.3
Barrick Gold Corp.	7.4
Agnico Eagle Mines Ltd. (Canada)	6.2
Franco-Nevada Corp.	5.5
The Williams Companies, Inc.	4.9
Crown Holdings, Inc.	4.5
Cenovus Energy, Inc. (Canada)	4.2
Pioneer Natural Resources Co.	3.8
ConocoPhillips Co.	3.7
Cheniere Energy, Inc.	3.7
52.2

Top Industries (% of fund's net assets)

As of August 31, 2020
Oil, Gas & Consumable Fuels	61.6%
Metals & Mining	19.1%
Containers & Packaging	11.8%
Energy Equipment & Services	4.3%
Construction Materials	1.8%
All Others*	1.4%

* Includes short-term investments and net other assets (liabilities).

Natural Resources Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Construction Materials - 1.8%
Construction Materials - 1.8%
Eagle Materials, Inc.	39,900	$3,262,623
Summit Materials, Inc. (a)	92,700	1,380,303
		4,642,926
Containers & Packaging - 11.8%
Metal & Glass Containers - 6.7%
Aptargroup, Inc.	48,700	5,765,593
Crown Holdings, Inc. (a)	152,300	11,704,255
		17,469,848
Paper Packaging - 5.1%
Avery Dennison Corp.	67,500	7,788,825
Graphic Packaging Holding Co.	116,600	1,630,068
Packaging Corp. of America	36,300	3,675,012
		13,093,905

TOTAL CONTAINERS & PACKAGING		30,563,753

Energy Equipment & Services - 4.3%
Oil & Gas Drilling - 0.2%
Odfjell Drilling Ltd. (a)	194,500	258,274
Shelf Drilling Ltd. (a)(b)	790,300	265,975
		524,249
Oil & Gas Equipment & Services - 4.1%
Baker Hughes Co. Class A (c)	369,700	5,279,316
Dril-Quip, Inc. (a)	28,425	941,720
Halliburton Co.	139,600	2,258,728
National Oilwell Varco, Inc.	53,600	643,200
Oceaneering International, Inc. (a)	49,500	266,805
RigNet, Inc. (a)(c)	266,330	1,328,987
		10,718,756

TOTAL ENERGY EQUIPMENT & SERVICES		11,243,005

Metals & Mining - 19.1%
Gold - 19.1%
Agnico Eagle Mines Ltd. (Canada) (c)	195,700	16,134,916
Barrick Gold Corp.	642,432	19,048,109
Franco-Nevada Corp.	94,300	14,182,413
		49,365,438
Oil, Gas & Consumable Fuels - 61.6%
Coal & Consumable Fuels - 0.3%
Pinnacle Renewable Energy, Inc.	142,300	713,491
Integrated Oil & Gas - 15.8%
Cenovus Energy, Inc. (Canada)	2,291,900	10,823,862
Chevron Corp.	255,798	21,469,125
Suncor Energy, Inc.	533,000	8,552,681
		40,845,668
Oil & Gas Exploration & Production - 25.1%
Brigham Minerals, Inc. Class A	44,900	530,269
Cabot Oil & Gas Corp.	106,700	2,024,099
Canadian Natural Resources Ltd.	462,200	9,113,953
Centennial Resource Development, Inc. Class A (a)	270,200	196,219
ConocoPhillips Co.	255,700	9,688,473
Crescent Point Energy Corp.	295,400	518,623
Diamondback Energy, Inc.	88,500	3,447,960
EOG Resources, Inc.	79,800	3,618,132
EQT Corp.	139,400	2,212,278
Hess Corp.	83,000	3,821,320
Kosmos Energy Ltd.	289,800	426,006
Magnolia Oil & Gas Corp. Class A (a)	838,800	5,401,872
Noble Energy, Inc.	493,400	4,909,330
Parsley Energy, Inc. Class A	559,700	6,016,775
PDC Energy, Inc. (a)	114,600	1,735,044
Pioneer Natural Resources Co.	96,000	9,977,280
PrairieSky Royalty Ltd.	67,438	488,070
Viper Energy Partners LP	101,500	1,033,270
		65,158,973
Oil & Gas Refining & Marketing - 7.4%
Delek U.S. Holdings, Inc.	170,204	2,677,309
Marathon Petroleum Corp.	41,398	1,467,973
Phillips 66 Co.	86,016	5,029,356
Reliance Industries Ltd.	6,932	112,937
Reliance Industries Ltd.	103,986	2,953,508
Valero Energy Corp.	133,400	7,015,506
		19,256,589
Oil & Gas Storage & Transport - 13.0%
Cheniere Energy, Inc. (a)	182,500	9,499,125
Enbridge, Inc.	26,400	844,614
Enterprise Products Partners LP	341,200	5,991,472
Golar LNG Ltd. (a)	116,500	1,205,775
Noble Midstream Partners LP	200,877	1,799,858
TC Energy Corp.	34,200	1,599,155
The Williams Companies, Inc.	617,900	12,827,604
		33,767,603

TOTAL OIL, GAS & CONSUMABLE FUELS		159,742,324

Paper & Forest Products - 0.9%
Forest Products - 0.9%
Western Forest Products, Inc. (c)	2,623,600	2,373,480
TOTAL COMMON STOCKS
(Cost $316,657,517)		257,930,926

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.12% (d)	357,528	357,600
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	9,910,684	9,911,675
TOTAL MONEY MARKET FUNDS
(Cost $10,269,275)		10,269,275
TOTAL INVESTMENT IN SECURITIES - 103.4%
(Cost $326,926,792)		268,200,201
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(8,936,659)
NET ASSETS - 100%		$259,263,542

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $265,975 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,587
Fidelity Securities Lending Cash Central Fund	8,884
Total	$11,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$257,930,926	$257,930,926	$--	$--
Money Market Funds	10,269,275	10,269,275	--	--
Total Investments in Securities:	$268,200,201	$268,200,201	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	65.5%
Canada	32.6%
India	1.2%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,358,172) — See accompanying schedule: Unaffiliated issuers (cost $316,657,517)	$257,930,926
Fidelity Central Funds (cost $10,269,275)	10,269,275
Total Investment in Securities (cost $326,926,792)		$268,200,201
Foreign currency held at value (cost $7)		7
Receivable for investments sold		1,291,514
Receivable for fund shares sold		253,520
Dividends receivable		824,039
Distributions receivable from Fidelity Central Funds		950
Prepaid expenses		5,681
Other receivables		75,415
Total assets		270,651,327
Liabilities
Payable for fund shares redeemed	1,008,081
Accrued management fee	117,666
Other affiliated payables	69,535
Other payables and accrued expenses	281,323
Collateral on securities loaned	9,911,180
Total liabilities		11,387,785
Net Assets		$259,263,542
Net Assets consist of:
Paid in capital		$572,357,286
Total accumulated earnings (loss)		(313,093,744)
Net Assets		$259,263,542
Net Asset Value, offering price and redemption price per share ($259,263,542 ÷ 13,441,457 shares)		$19.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$3,958,540
Income from Fidelity Central Funds (including $8,884 from security lending)		11,471
Total income		3,970,011
Expenses
Management fee	$683,510
Transfer agent fees	356,779
Accounting fees	49,988
Custodian fees and expenses	6,103
Independent trustees' fees and expenses	906
Registration fees	17,939
Audit	29,100
Legal	230
Interest	987
Miscellaneous	15,486
Total expenses before reductions	1,161,028
Expense reductions	(6,719)
Total expenses after reductions		1,154,309
Net investment income (loss)		2,815,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,328,877)
Fidelity Central Funds	304
Foreign currency transactions	(17)
Total net realized gain (loss)		(34,328,590)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $139,226)	11,005,866
Assets and liabilities in foreign currencies	(584)
Total change in net unrealized appreciation (depreciation)		11,005,282
Net gain (loss)		(23,323,308)
Net increase (decrease) in net assets resulting from operations		$(20,507,606)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,815,702	$4,795,973
Net realized gain (loss)	(34,328,590)	(5,822,055)
Change in net unrealized appreciation (depreciation)	11,005,282	(72,689,969)
Net increase (decrease) in net assets resulting from operations	(20,507,606)	(73,716,051)
Distributions to shareholders	(188,262)	(6,015,518)
Share transactions
Proceeds from sales of shares	72,905,976	141,880,695
Reinvestment of distributions	177,220	5,281,203
Cost of shares redeemed	(108,657,005)	(176,063,968)
Net increase (decrease) in net assets resulting from share transactions	(35,573,809)	(28,902,070)
Total increase (decrease) in net assets	(56,269,677)	(108,633,639)
Net Assets
Beginning of period	315,533,219	424,166,858
End of period	$259,263,542	$315,533,219
Other Information
Shares
Sold	4,454,051	5,678,652
Issued in reinvestment of distributions	11,560	202,237
Redeemed	(6,345,235)	(7,159,749)
Net increase (decrease)	(1,879,624)	(1,278,860)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Natural Resources Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$20.59	$25.55	$27.51	$29.13	$21.80	$31.49
Income from Investment Operations
Net investment income (loss)B	.19	.30	.29	.43C	.10	.18
Net realized and unrealized gain (loss)	(1.48)	(4.88)	(1.97)	(1.64)	7.42	(9.69)
Total from investment operations	(1.29)	(4.58)	(1.68)	(1.21)	7.52	(9.51)
Distributions from net investment income	(.01)	(.30)	(.28)	(.39)	(.11)	(.18)
Distributions from net realized gain	–	(.08)	–D	(.02)	(.08)	–
Total distributions	(.01)	(.38)	(.28)	(.41)	(.19)	(.18)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$19.29	$20.59	$25.55	$27.51	$29.13	$21.80
Total ReturnE,F	(6.23)%	(18.25)%	(6.06)%	(4.16)%	34.54%	(30.22)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.90%I,J	.84%	.81%	.83%	.84%	.86%
Expenses net of fee waivers, if any	.90%I,J	.84%	.81%	.83%	.84%	.86%
Expenses net of all reductions	.89%I,J	.84%	.80%	.82%	.83%	.85%
Net investment income (loss)	2.19%I,J	1.18%	1.02%	1.54%C	.35%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$259,264	$315,533	$424,167	$910,733	$912,090	$462,869
Portfolio turnover rateK	17%I	8%	26%	78%	84%	78%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend which amounted to $.31 per share. Excluding such non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Proxy expenses not annualized.

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Natural Resources Portfolio may also invest in certain precious metals.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Energy Portfolio	$188,032
Energy Service Portfolio	64,075
Natural Gas Portfolio	46,532
Natural Resources Portfolio	73,760

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Energy Portfolio	$938,792,612	$37,223,761	$(265,716,142)	$(228,492,381)
Energy Service Portfolio	318,043,039	12,879,914	(150,103,387)	(137,223,473)
Natural Gas Portfolio	116,591,784	4,207,461	(28,527,632)	(24,320,171)
Natural Resources Portfolio	328,716,636	40,178,219	(100,694,654)	(60,516,435)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Energy Portfolio	$(266,229,505)	$(144,820,234)	$(411,049,739)
Energy Service Portfolio	(56,814,095)	(182,072,322)	(238,886,417)
Natural Gas Portfolio	(68,076,638)	(260,560,814)	(328,637,452)
Natural Resources Portfolio	(93,793,841)	(125,079,751)	(218,873,592)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	235,265,301	92,356,827
Energy Service Portfolio	68,175,530	23,328,166
Natural Gas Portfolio	89,043,092	80,803,402
Natural Resources Portfolio	22,480,896	54,850,969

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.23%	.53%
Energy Service Portfolio	.30%	.23%	.53%
Natural Gas Portfolio	.30%	.23%	.53%
Natural Resources Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.26%
Energy Service Portfolio	.27%
Natural Gas Portfolio	.27%
Natural Resources Portfolio	.28%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Energy Portfolio	.04
Energy Service Portfolio	.04
Natural Gas Portfolio	.04
Natural Resources Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$9,978
Energy Service Portfolio	8,734
Natural Gas Portfolio	5,752
Natural Resources Portfolio	1,590

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$6,057,000.33%		$164
Natural Resources Portfolio	Borrower	$10,098,000.70%		$987

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 1,155,173 shares of the Energy Portfolio were redeemed in-kind for investments and cash with a value of $37,704,833. The Fund had a net realized gain of $6,179,274 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. Energy Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Energy Portfolio	$882
Energy Service Portfolio	190
Natural Gas Portfolio	134
Natural Resources Portfolio	382

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Energy Portfolio	$2,571	$–	$–
Energy Service Portfolio	$8,489	$1,326	$610
Natural Gas Portfolio	$688	$–	$–
Natural Resources Portfolio	$195	$–	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Energy Portfolio	$91,784	$219
Energy Service Portfolio	18,143	–
Natural Gas Portfolio	17,990	–
Natural Resources Portfolio	5,900	–

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Energy Portfolio	$1,792
Energy Service Portfolio	413
Natural Gas Portfolio	303
Natural Resources Portfolio	819

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Energy Portfolio	.87%
Actual		$1,000.00	$804.70	$3.96
Hypothetical-C		$1,000.00	$1,020.82	$4.43
Energy Service Portfolio	.93%
Actual		$1,000.00	$714.60	$4.02
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Natural Gas Portfolio	.92%
Actual		$1,000.00	$735.90	$4.03
Hypothetical-C		$1,000.00	$1,020.57	$4.69
Natural Resources Portfolio	.90%
Actual		$1,000.00	$937.70	$4.40
Hypothetical-C		$1,000.00	$1,020.67	$4.58

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELNR-SANN-1020
1.813654.115

Fidelity® Select Portfolios®
Health Care Sector

Biotechnology Portfolio

Health Care Portfolio

Health Care Services Portfolio

Medical Technology and Devices Portfolio

Pharmaceuticals Portfolio

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Biotechnology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Health Care Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Medical Technology and Devices Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Pharmaceuticals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Biotechnology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
AbbVie, Inc.	8.4
Regeneron Pharmaceuticals, Inc.	6.0
Amgen, Inc.	6.0
Immunomedics, Inc.	2.7
Vertex Pharmaceuticals, Inc.	2.6
Biogen, Inc.	2.1
Alnylam Pharmaceuticals, Inc.	2.1
Acceleron Pharma, Inc.	2.1
Mirati Therapeutics, Inc.	1.7
Argenx SE ADR	1.5
35.2

Top Industries (% of fund's net assets)

As of August 31, 2020
Biotechnology	90.5%
Pharmaceuticals	7.0%
Life Sciences Tools & Services	0.6%
Health Care Technology	0.4%
Health Care Equipment & Supplies	0.4%
All Others*	1.1%

* Includes short-term investments and net other assets (liabilities).

Biotechnology Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Preferred Securities - 0.1%
	Shares	Value
Kronos Bio, Inc. (a)(b)
(Cost $8,000,000)	8,000,000	8,000,000

Common Stocks - 97.7%
Biotechnology - 89.7%
Biotechnology - 89.7%
AbbVie, Inc.	6,530,917	625,465,924
AC Immune SA (c)(d)	35,332	274,176
ACADIA Pharmaceuticals, Inc. (c)	1,493,794	59,139,304
Acceleron Pharma, Inc. (c)	1,563,353	152,380,017
Adaptimmune Therapeutics PLC sponsored ADR (c)	945,000	8,221,500
ADC Therapeutics SA (c)(d)	746,745	32,983,727
Aduro Biotech, Inc. (c)	579,106	1,795,229
Adverum Biotechnologies, Inc. (c)	774,442	9,448,192
Agios Pharmaceuticals, Inc. (c)	997,715	40,916,292
Akebia Therapeutics, Inc. (c)	1,525,367	15,879,070
Akouos, Inc. (c)(d)	233,600	5,237,312
Albireo Pharma, Inc. (c)(d)	235,650	6,555,783
Aldeyra Therapeutics, Inc. (c)	322,333	2,104,834
Alector, Inc. (c)(d)	744,582	9,619,999
Alexion Pharmaceuticals, Inc. (c)	261,057	29,817,931
Allakos, Inc. (c)(d)	424,331	38,011,571
Allena Pharmaceuticals, Inc. (c)(e)	1,447,443	1,954,048
Allena Pharmaceuticals, Inc. (c)(d)	122,740	165,699
Allogene Therapeutics, Inc. (c)(d)	448,970	16,005,781
Allovir, Inc. (c)	111,300	3,605,007
Alnylam Pharmaceuticals, Inc. (c)	1,151,048	152,675,007
ALX Oncology Holdings, Inc. (c)	92,330	3,733,825
Amarin Corp. PLC ADR (c)(d)	293,131	2,274,697
Amgen, Inc.	1,767,634	447,777,045
Amicus Therapeutics, Inc. (c)	3,282,081	47,918,383
AnaptysBio, Inc. (c)	213,167	3,694,184
Annexon, Inc. (c)	461,300	11,380,271
Apellis Pharmaceuticals, Inc. (c)	262,134	8,081,591
Applied Genetic Technologies Corp. (c)	129,100	663,574
Applied Molecular Transport, Inc.	137,144	3,513,629
Applied Therapeutics, Inc. (c)	973,740	23,467,134
Aprea Therapeutics, Inc.	535,700	14,517,470
Aravive, Inc. (c)(d)	575,269	3,279,033
Arcturus Therapeutics Holdings, Inc. (c)	770,000	37,144,800
Arcus Biosciences, Inc. (c)	1,335,442	31,783,520
Arcutis Biotherapeutics, Inc. (c)	733,274	18,383,179
Ardelyx, Inc. (c)	244,494	1,403,396
Arena Pharmaceuticals, Inc. (c)	594,673	41,520,069
Argenx SE ADR (c)	497,286	115,007,333
Arrowhead Pharmaceuticals, Inc. (c)	1,367,926	57,781,194
Ascendis Pharma A/S sponsored ADR (c)	659,409	97,711,226
Assembly Biosciences, Inc. (c)	195,733	4,280,681
Atara Biotherapeutics, Inc. (c)	1,128,895	15,217,505
Athenex, Inc. (c)(d)	377,600	4,338,624
Atreca, Inc. (c)(d)	160,988	2,289,249
aTyr Pharma, Inc. (c)	407,046	1,530,493
Aurinia Pharmaceuticals, Inc. (c)(d)	1,434,386	21,271,944
Autolus Therapeutics Ltd. ADR (c)	46,508	682,272
Avidity Biosciences, Inc. (d)	235,484	6,781,939
AVROBIO, Inc. (c)	451,154	7,813,987
Axcella Health, Inc. (c)	449,149	2,245,745
Bicycle Therapeutics PLC ADR (c)(d)	211,444	3,767,932
BioCryst Pharmaceuticals, Inc. (c)(d)	1,398,084	5,802,049
Biogen, Inc. (c)	551,432	158,613,900
Biohaven Pharmaceutical Holding Co. Ltd. (c)	1,018,184	64,542,684
BioMarin Pharmaceutical, Inc. (c)	1,145,386	89,374,470
BioNTech SE ADR (c)	183,828	11,259,465
BioXcel Therapeutics, Inc. (c)(d)	221,727	9,035,375
Black Diamond Therapeutics, Inc. (c)(d)	392,142	11,281,925
bluebird bio, Inc. (c)	66,184	3,924,711
Blueprint Medicines Corp. (c)	1,075,476	83,274,107
Bridgebio Pharma, Inc. (c)(d)	373,345	11,148,082
Cabaletta Bio, Inc. (c)	89,850	947,918
Calithera Biosciences, Inc. (c)	11,606	46,772
Catabasis Pharmaceuticals, Inc. (c)	369,200	2,436,720
Cellectis SA sponsored ADR (c)	226,965	4,187,504
ChemoCentryx, Inc. (c)	2,062,222	110,328,877
Chimerix, Inc. (c)	398,067	1,118,568
Clovis Oncology, Inc. (c)(d)	255,770	1,332,562
Coherus BioSciences, Inc. (c)(d)	147,087	2,790,240
Constellation Pharmaceuticals, Inc. (c)	80,100	1,686,105
Corbus Pharmaceuticals Holdings, Inc. (c)(d)	1,479,867	13,740,565
Cortexyme, Inc. (c)(d)	4,847	213,123
Crinetics Pharmaceuticals, Inc. (c)	1,202,629	19,278,143
CRISPR Therapeutics AG (c)(d)	479,642	44,827,341
Cyclerion Therapeutics, Inc. (c)	837,285	5,710,284
Cyclerion Therapeutics, Inc. (a)(c)	94,809	646,597
Cytokinetics, Inc. (c)	2,565,744	61,475,226
CytomX Therapeutics, Inc. (c)	2,100	15,330
CytomX Therapeutics, Inc. (c)(e)	287,485	2,098,641
Deciphera Pharmaceuticals, Inc. (c)	213,400	9,605,134
Denali Therapeutics, Inc. (c)(d)	521,086	16,622,643
Dicerna Pharmaceuticals, Inc. (c)	722,512	13,380,922
Dynavax Technologies Corp. (c)(d)	85,598	511,876
Editas Medicine, Inc. (c)(d)	61,589	2,169,780
Eidos Therapeutics, Inc. (c)(d)	118,947	5,148,026
Emergent BioSolutions, Inc. (c)	96,306	10,983,699
Epizyme, Inc. (c)(d)	1,992,046	25,896,598
Equillium, Inc. (c)	209,800	1,235,722
Esperion Therapeutics, Inc. (c)(d)	123,732	4,466,725
Evelo Biosciences, Inc. (c)	229,599	1,019,420
Exact Sciences Corp. (c)	332,912	25,064,944
Exelixis, Inc. (c)	4,112,350	91,376,417
Fate Therapeutics, Inc. (c)	1,045,687	38,063,007
FibroGen, Inc. (c)	1,543,640	69,201,381
Forma Therapeutics Holdings, Inc.	152,200	6,686,146
Frequency Therapeutics, Inc. (d)	46,456	898,459
Fusion Pharmaceuticals, Inc. (c)(d)	871,443	11,215,471
G1 Therapeutics, Inc. (c)	737,500	11,320,625
Galapagos Genomics NV sponsored ADR (c)	502,457	66,907,174
Gamida Cell Ltd. (c)	1,465,111	6,387,884
Generation Bio Co.	103,000	3,216,690
Genmab A/S ADR (c)	281,690	10,636,614
Geron Corp. (c)(d)	6,568,541	13,465,509
Geron Corp. warrants 12/31/25 (c)	2,100,000	1,224,136
Gilead Sciences, Inc.	1,049,754	70,071,080
Global Blood Therapeutics, Inc. (c)(d)	1,178,916	74,012,346
Gossamer Bio, Inc. (c)(d)	60,414	839,755
Gritstone Oncology, Inc. (c)	435,100	1,440,181
Halozyme Therapeutics, Inc. (c)	494,277	14,331,562
Heron Therapeutics, Inc. (c)(d)	905,925	12,954,728
Homology Medicines, Inc. (c)	375,276	3,989,184
Hookipa Pharma, Inc. (c)(d)	819,000	7,321,860
Idorsia Ltd. (c)	1,038,808	30,821,208
IGM Biosciences, Inc. (c)	49,028	2,108,204
Immunic, Inc. (c)	391,300	6,280,365
ImmunoGen, Inc. (c)	1,573,743	5,822,849
Immunomedics, Inc. (c)(d)	4,432,572	197,515,408
Incyte Corp. (c)	413,105	39,802,667
Inhibrx, Inc. (c)	104,400	1,825,956
Inovio Pharmaceuticals, Inc. (c)(d)	229,400	2,750,506
Inozyme Pharma, Inc. (c)(d)	609,380	18,269,212
Insmed, Inc. (c)	1,346,120	37,947,123
Intellia Therapeutics, Inc. (c)(d)	1,378,401	29,745,894
Intercept Pharmaceuticals, Inc. (c)(d)	484,825	24,183,071
Invitae Corp. (c)(d)	106,307	3,716,493
Ionis Pharmaceuticals, Inc. (c)	1,722,677	93,885,897
Iovance Biotherapeutics, Inc. (c)(d)	1,632,207	54,401,459
Ironwood Pharmaceuticals, Inc. Class A (c)(d)	315,574	3,187,297
iTeos Therapeutics, Inc. (c)	115,900	3,361,100
Jounce Therapeutics, Inc. (c)(d)	296,774	1,436,386
Kalvista Pharmaceuticals, Inc. (c)	895,054	11,725,207
Karuna Therapeutics, Inc. (c)	229,311	17,519,360
Karyopharm Therapeutics, Inc. (c)(d)	355,510	5,407,307
Keros Therapeutics, Inc.	262,407	14,049,271
Kezar Life Sciences, Inc. (c)	1,013,094	4,923,637
Kiniksa Pharmaceuticals Ltd. (c)(d)	507,140	8,961,164
Kodiak Sciences, Inc. (c)(d)	351,813	18,501,846
Krystal Biotech, Inc. (c)(f)	1,329,286	63,553,164
Kura Oncology, Inc. (c)	1,865,963	46,443,819
Kymera Therapeutics, Inc. (c)	139,900	4,462,810
La Jolla Pharmaceutical Co. (c)(d)	53,085	222,957
Legend Biotech Corp. ADR (d)	91,094	3,097,196
Lexicon Pharmaceuticals, Inc. (c)(d)	205,504	359,632
Ligand Pharmaceuticals, Inc. Class B (c)(d)	1,898	193,596
Macrogenics, Inc. (c)	257,531	7,452,947
Madrigal Pharmaceuticals, Inc. (c)(d)	34,241	3,687,756
MannKind Corp. (c)(d)	4,943,162	8,601,102
Mersana Therapeutics, Inc. (c)	614,906	11,781,599
Mesoblast Ltd. (c)	442,900	1,723,583
Minerva Neurosciences, Inc. (c)(d)	782,914	2,489,667
Miragen Therapeutics, Inc. (c)(f)	3,888,656	3,600,507
Mirati Therapeutics, Inc. (c)	854,540	127,642,640
Mirum Pharmaceuticals, Inc. (c)(d)	235,000	6,100,600
Moderna, Inc. (c)	739,805	48,005,946
Molecular Templates, Inc. (c)	228,958	2,658,202
Morphic Holding, Inc. (c)	758,437	20,098,581
Morphosys AG (c)	139	17,492
Morphosys AG sponsored ADR (c)	127	3,978
Myovant Sciences Ltd. (c)	502,466	10,240,257
Natera, Inc. (c)	343,115	21,859,857
Neurocrine Biosciences, Inc. (c)	809,151	94,201,359
NextCure, Inc. (c)(d)	148,490	1,334,925
Nkarta, Inc. (c)(d)	60,200	1,483,328
Novavax, Inc. (c)(d)	21,230	2,342,518
Nurix Therapeutics, Inc. (c)	335,685	7,855,029
ObsEva SA (c)(d)	1,355,036	3,848,302
Oragenics, Inc. (c)	155,806	113,754
ORIC Pharmaceuticals, Inc. (c)(d)	689,974	17,283,849
Ovid Therapeutics, Inc. (c)(d)	1,822,543	10,461,397
Pandion Therapeutics, Inc. (c)	333,333	6,166,661
Passage Bio, Inc.	630,262	10,437,139
Poseida Therapeutics, Inc. (c)(d)	101,700	954,963
Poseida Therapeutics, Inc.	513,583	4,340,290
Prevail Therapeutics, Inc. (c)	742,000	9,089,500
ProQR Therapeutics BV (c)	253,116	1,594,631
Protagonist Therapeutics, Inc. (c)	412,463	9,239,171
Prothena Corp. PLC (c)	534,212	6,923,388
PTC Therapeutics, Inc. (c)	2,307,744	114,060,247
Puma Biotechnology, Inc. (c)	25,768	265,153
Radius Health, Inc. (c)	101,449	1,255,939
Regeneron Pharmaceuticals, Inc. (c)	724,970	449,430,652
REGENXBIO, Inc. (c)	63,008	1,923,004
Relay Therapeutics, Inc. (c)(d)	557,643	22,411,672
Repare Therapeutics, Inc.	540,250	13,365,785
Replimune Group, Inc. (c)	918,717	24,805,359
Retrophin, Inc. (c)	813,699	15,940,363
Revolution Medicines, Inc.	599,215	16,981,753
Rhythm Pharmaceuticals, Inc. (c)(d)	118,978	3,511,041
Rocket Pharmaceuticals, Inc. (c)(d)	829,552	21,211,645
Rubius Therapeutics, Inc. (c)(d)	82,842	398,884
Sage Therapeutics, Inc. (c)	836,193	43,849,961
Sangamo Therapeutics, Inc. (c)(d)	828,127	9,138,381
Sarepta Therapeutics, Inc. (c)	733,004	107,326,446
Scholar Rock Holding Corp. (c)(d)(f)	1,528,947	23,087,100
Seattle Genetics, Inc. (c)	629,941	99,744,858
Selecta Biosciences, Inc. (c)(d)	2,515,686	6,540,784
Seres Therapeutics, Inc. (c)(d)	602,847	15,969,417
Spero Therapeutics, Inc. (c)(d)	21,752	236,444
Springworks Therapeutics, Inc. (c)(d)	638,173	28,341,263
Stoke Therapeutics, Inc. (c)(d)	811,136	23,823,064
Surface Oncology, Inc. (c)	198,365	1,289,373
Sutro Biopharma, Inc. (c)	338,600	3,389,386
Syros Pharmaceuticals, Inc. (c)	758,619	10,051,702
Syros Pharmaceuticals, Inc. (c)(e)	303,621	4,022,978
Syros Pharmaceuticals, Inc. warrants 10/10/22 (c)	21,625	128,263
TCR2 Therapeutics, Inc. (c)	388,715	7,859,817
TG Therapeutics, Inc. (c)(d)	3,505,759	86,960,352
Translate Bio, Inc. (c)(d)	982,323	13,840,931
Turning Point Therapeutics, Inc. (c)	890,858	69,647,278
Twist Bioscience Corp. (c)	654,831	45,792,332
Ultragenyx Pharmaceutical, Inc. (c)(d)	981,637	83,498,043
uniQure B.V. (c)	702,608	28,645,328
United Therapeutics Corp. (c)	218,716	23,393,863
UroGen Pharma Ltd. (c)(d)	119,603	3,000,839
Vaxart, Inc. (c)	297,265	1,762,781
Vaxcyte, Inc.	470,019	21,282,460
Verastem, Inc. (c)(d)	250,000	315,000
Vertex Pharmaceuticals, Inc. (c)	693,811	193,656,526
Viela Bio, Inc.	2,090,732	70,436,761
Voyager Therapeutics, Inc. (c)(d)	121,029	1,426,932
X4 Pharmaceuticals, Inc. (c)	367,300	3,077,974
X4 Pharmaceuticals, Inc. warrants 4/12/24 (c)	450,000	880,233
Xencor, Inc. (c)	990,843	35,422,637
Xenon Pharmaceuticals, Inc. (c)	297,342	3,612,705
Y-mAbs Therapeutics, Inc. (c)	1,114,642	47,963,045
Zai Lab Ltd. ADR (c)	38,400	3,047,808
Zealand Pharma A/S (c)	442,144	16,870,179
Zentalis Pharmaceuticals, Inc.	306,433	10,541,295
Zymeworks, Inc. (c)	709,195	22,992,102
		6,684,860,426
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Arix Bioscience PLC (c)(e)	1,515,373	1,590,155
Health Care Equipment & Supplies - 0.4%
Health Care Equipment - 0.4%
Novocure Ltd. (c)	900	74,475
Novocure Ltd. (c)(e)	336,313	27,829,901
		27,904,376
Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
Precipio, Inc. (a)(c)	525	1,145
Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (c)	90,619	10,386,750
Adaptive Biotechnologies Corp.(c)	36,780	1,530,416
Berkeley Lights, Inc. (c)	10,200	667,080
Bruker Corp.	192,400	8,084,648
Compugen Ltd. (c)(d)	276,160	4,774,806
Evotec OAI AG (c)(d)	594,300	15,886,257
		41,329,957
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (c)	33,334	44,334
Pharmaceuticals - 7.0%
Pharmaceuticals - 7.0%
Adimab LLC (a)(b)(c)(g)	1,954,526	81,581,915
Aerie Pharmaceuticals, Inc. (c)(d)	213,043	2,343,473
Afferent Pharmaceuticals, Inc. rights 12/31/24 (b)(c)	8,274,568	14,728,731
Aradigm Corp. (b)	11,945	549
Aradigm Corp. (b)(c)	148,009	6,808
Arvinas Holding Co. LLC (c)	968,821	25,140,905
Axsome Therapeutics, Inc. (c)	223,309	16,370,783
Chiasma, Inc. (c)	1,658,899	9,107,356
Chiasma, Inc. warrants 12/16/24 (c)	382,683	533,521
Corcept Therapeutics, Inc. (c)(d)	131,759	1,673,339
Fulcrum Therapeutics, Inc. (c)(d)	171,222	1,244,784
GW Pharmaceuticals PLC ADR (c)	5,050	524,948
Harmony Biosciences Holdings, Inc. (c)	30,600	1,083,852
Horizon Therapeutics PLC (c)	470,319	35,330,363
IMARA, Inc.	438,691	10,195,179
Intra-Cellular Therapies, Inc. (c)	892,117	16,254,372
Kala Pharmaceuticals, Inc. (c)	479,100	4,263,990
Kaleido Biosciences, Inc. (c)(d)	70,133	441,137
Marinus Pharmaceuticals, Inc. (c)(d)	1,327,632	2,575,606
MyoKardia, Inc. (c)	840,640	91,999,642
Nektar Therapeutics (c)	543,851	10,518,078
Ocular Therapeutix, Inc. (c)(d)	87,753	763,451
OptiNose, Inc. (c)	229,115	1,042,473
Pliant Therapeutics, Inc.	1,006,631	25,316,770
Reata Pharmaceuticals, Inc. (c)(d)	253,432	26,597,688
Revance Therapeutics, Inc. (c)	4,000	116,920
Royalty Pharma PLC (a)(b)	3,976	0
Royalty Pharma PLC	509,820	18,986,716
Stemcentrx, Inc. rights 12/31/21 (b)(c)	876,163	9
TherapeuticsMD, Inc. (c)(d)	385,742	563,183
Theravance Biopharma, Inc. (c)	371,300	6,805,929
Trevi Therapeutics, Inc. (c)(d)	792,700	3,194,581
UCB SA	744,327	88,397,906
Urovant Sciences Ltd. (c)(d)	568,436	5,093,187
Verrica Pharmaceuticals, Inc. (c)(d)	334,380	3,072,952
Zogenix, Inc. (c)	555,472	13,148,022
		519,019,118
TOTAL COMMON STOCKS
(Cost $4,727,848,833)		7,274,749,511

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
Biotechnology - 0.8%
Biotechnology - 0.8%
23andMe, Inc. Series E (a)(b)(c)	1,340,332	14,006,469
Immunocore Ltd. Series A (a)(b)(c)	76,348	12,157,171
Kinnate Biopharma, Inc. Series C (a)(b)	786,605	7,538,822
Nuvation Bio, Inc. Series A (a)(b)(c)(h)	2,086,600	1,961,404
Prelude Therapeutics, Inc. Series C (a)(b)	637,261	7,999,983
Taysha Gene Therapies, Inc. Series B (a)(b)	734,388	12,484,596
		56,148,445
Health Care Technology - 0.3%
Health Care Technology - 0.3%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(b)(c)	856,366	4,418,849
Series B 8.00% (a)(b)(c)	2,783,187	14,361,245
Vor Biopharma, Inc. (a)(b)	5,769,231	3,000,000
		21,780,094
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals, Inc. Series C (a)(b)(c)	8,274,568	83
Foghorn Therapeutics, Inc. (a)(b)	266,667	2,000,003
		2,000,086

TOTAL CONVERTIBLE PREFERRED STOCKS		79,928,625

Nonconvertible Preferred Stocks - 0.0%
Biotechnology - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (a)(b)(c)	588,700	2,507,862
TOTAL PREFERRED STOCKS
(Cost $76,126,799)		82,436,487

Money Market Funds - 7.6%
Fidelity Cash Central Fund 0.12% (i)	78,485,505	78,501,202
Fidelity Securities Lending Cash Central Fund 0.11% (i)(j)	488,761,264	488,810,140
TOTAL MONEY MARKET FUNDS
(Cost $567,273,985)		567,311,342
TOTAL INVESTMENT IN SECURITIES - 106.5%
(Cost $5,379,249,617)		7,932,497,340
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(482,981,483)
NET ASSETS - 100%		$7,449,515,857

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $172,666,144 or 2.3% of net assets.

 (b) Level 3 security

 (c) Non-income producing

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,495,723 or 0.5% of net assets.

 (f) Affiliated company

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$14,512,138
Adimab LLC	9/17/14 - 6/5/15	$31,094,459
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$0
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$856,366
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$8,349,561
Cyclerion Therapeutics, Inc.	4/2/19	$1,404,026
Foghorn Therapeutics, Inc.	7/17/20	$2,000,003
Immunocore Ltd. Series A	7/27/15	$13,796,921
Kinnate Biopharma, Inc. Series C	8/24/20	$7,538,822
Kronos Bio, Inc.	8/20/20	$8,000,000
Nuvation Bio, Inc. Series A	6/17/19	$1,609,562
Precipio, Inc.	2/3/12	$2,828,200
Prelude Therapeutics, Inc. Series C	8/21/20	$7,999,983
Royalty Pharma PLC	5/21/15	$468,770
Taysha Gene Therapies, Inc. Series B	7/2/20	$12,484,596
Vor Biopharma, Inc.	6/30/20	$3,000,000
Yumanity Holdings LLC Class A	2/8/16	$3,978,847

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$80,405
Fidelity Securities Lending Cash Central Fund	2,789,735
Total	$2,870,140

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Cash Central Fund was $618,432,642. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $14,101 and $(420), respectively. Purchases and sales of the Fidelity Cash Central Fund were $1,327,885,171 and $1,457,521,354, respectively, during the period.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Acorda Therapeutics, Inc.	$3,751,237	$--	$2,055,586	$--	$(21,408,329)	$19,712,678	$--
Allena Pharmaceuticals, Inc.	56,027	201,500	84,173	--	(355,925)	348,270	--
Allena Pharmaceuticals, Inc.	2,851,463	--	--	--	--	(897,415)	--
aTyr Pharma, Inc.	1,510,141	--	--	--	--	20,352	--
Geron Corp.	15,417,418	2,729,999	15,974,260	--	3,047,239	8,245,113	--
Krystal Biotech, Inc.	61,375,887	9,955,000	--	--	--	(7,777,723)	63,553,164
Miragen Therapeutics, Inc.	2,887,327	--	--	--	--	713,180	3,600,507
Scholar Rock Holding Corp.	21,573,442	--	--	--	--	1,513,658	23,087,100
X4 Pharmaceuticals, Inc.	8,808,864	--	3,759,021	--	(1,273,479)	(698,390)	--
Total	$118,231,806	$12,886,499	$21,873,040	$--	$(19,990,494)	$21,179,723	$90,240,771

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,274,749,511	$7,150,614,757	$27,816,742	$96,318,012
Preferred Stocks	82,436,487	--	--	82,436,487
Money Market Funds	567,311,342	567,311,342	--	--
Preferred Securities	8,000,000	--	--	8,000,000
Total Investments in Securities:	$7,932,497,340	$7,717,926,099	$27,816,742	$186,754,499

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Common Stocks
Beginning Balance	$114,638,031
Total Realized Gain (Loss)	14,178,094
Total Unrealized Gain (Loss)	(11,635,440)
Cost of Purchases	--
Proceeds of Sales	(20,878,844)
Amortization/Accretion	--
Transfers in to Level 3	16,171
Transfers out of Level 3	--
Ending Balance	$96,318,012
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2020	$(11,635,440)
Preferred Stocks
Beginning Balance	$52,087,895
Total Realized Gain (Loss)	771,584
Total Unrealized Gain (Loss)	(886,958)
Cost of Purchases	33,023,404
Proceeds of Sales	(2,559,438)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$82,436,487
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2020	$(886,958)
Other Investments in Securities
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	--
Cost of Purchases	8,000,000
Proceeds of Sales	--
Amortization/Accretion	--
Transfer in to Level 3	--
Transfer out of Level 3	--
Ending Balance	$8,000,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2020	$ --

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.6%
Belgium	2.1%
Netherlands	1.9%
Denmark	1.6%
Switzerland	1.5%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $486,416,571) — See accompanying schedule: Unaffiliated issuers (cost $4,747,904,879)	$7,274,945,227
Fidelity Central Funds (cost $567,273,985)	567,311,342
Other affiliated issuers (cost $64,070,753)	90,240,771
Total Investment in Securities (cost $5,379,249,617)		$7,932,497,340
Receivable for investments sold		22,437,150
Receivable for fund shares sold		5,192,281
Dividends receivable		2,884,165
Distributions receivable from Fidelity Central Funds		961,495
Prepaid expenses		67,028
Other receivables		987,446
Total assets		7,965,026,905
Liabilities
Payable for investments purchased
Regular delivery	$3,424,301
Delayed delivery	804,781
Payable for fund shares redeemed	17,292,924
Accrued management fee	3,280,187
Other affiliated payables	1,055,176
Other payables and accrued expenses	1,004,607
Collateral on securities loaned	488,649,072
Total liabilities		515,511,048
Net Assets		$7,449,515,857
Net Assets consist of:
Paid in capital		$4,131,742,970
Total accumulated earnings (loss)		3,317,772,887
Net Assets		$7,449,515,857
Net Asset Value, offering price and redemption price per share ($7,449,515,857 ÷ 315,160,319 shares)		$23.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$22,976,831
Income from Fidelity Central Funds (including $2,789,735 from security lending)		2,870,140
Total income		25,846,971
Expenses
Management fee	$18,669,012
Transfer agent fees	5,459,550
Accounting fees	581,909
Custodian fees and expenses	52,355
Independent trustees' fees and expenses	21,948
Registration fees	74,267
Audit	36,103
Legal	5,490
Miscellaneous	109,471
Total expenses before reductions	25,010,105
Expense reductions	(271,748)
Total expenses after reductions		24,738,357
Net investment income (loss)		1,108,614
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	815,285,289
Fidelity Central Funds	14,879
Other affiliated issuers	(19,990,494)
Foreign currency transactions	114,421
Total net realized gain (loss)		795,424,095
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	362,993,682
Fidelity Central Funds	(420)
Other affiliated issuers	21,179,723
Assets and liabilities in foreign currencies	4,606
Total change in net unrealized appreciation (depreciation)		384,177,591
Net gain (loss)		1,179,601,686
Net increase (decrease) in net assets resulting from operations		$1,180,710,300

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,108,614	$15,224,099
Net realized gain (loss)	795,424,095	756,206,173
Change in net unrealized appreciation (depreciation)	384,177,591	(244,332,914)
Net increase (decrease) in net assets resulting from operations	1,180,710,300	527,097,358
Distributions to shareholders	(322,998,524)	(648,542,988)
Share transactions
Proceeds from sales of shares	566,134,243	456,496,894
Reinvestment of distributions	304,495,106	610,226,532
Cost of shares redeemed	(903,577,338)	(1,904,247,877)
Net increase (decrease) in net assets resulting from share transactions	(32,947,989)	(837,524,451)
Total increase (decrease) in net assets	824,763,787	(958,970,081)
Net Assets
Beginning of period	6,624,752,070	7,583,722,151
End of period	$7,449,515,857	$6,624,752,070
Other Information
Shares
Sold	25,972,416	21,609,310
Issued in reinvestment of distributions	16,379,511	27,974,462
Redeemed	(42,310,222)	(93,189,218)
Net increase (decrease)	41,705	(43,605,446)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Biotechnology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$21.02	$21.14	$23.45	$20.32	$16.20	$24.80
Income from Investment Operations
Net investment income (loss)C	–D	.05	(.04)	(.05)	(.08)	(.10)
Net realized and unrealized gain (loss)	3.67	1.79	(.29)E	3.49	4.80	(6.92)
Total from investment operations	3.67	1.84	(.33)	3.44	4.72	(7.02)
Distributions from net investment income	(.05)	(.03)	–	–	–	–
Distributions from net realized gain	(1.00)	(1.93)	(1.98)	(.31)	(.60)	(1.58)
Total distributions	(1.05)	(1.96)	(1.98)	(.31)	(.60)	(1.58)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$23.64	$21.02	$21.14	$23.45	$20.32	$16.20
Total ReturnF,G	18.83%	8.57%	(.46)%E	17.04%	29.67%	(30.35)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J	.72%	.72%	.74%	.75%	.73%
Expenses net of fee waivers, if any	.71%J	.72%	.72%	.74%	.75%	.73%
Expenses net of all reductions	.70%J	.72%	.72%	.73%	.74%	.73%
Net investment income (loss)	.03%J	.22%	(.20)%	(.25)%	(.43)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,449,516	$6,624,752	$7,583,722	$8,940,767	$9,573,681	$9,723,599
Portfolio turnover rateK	81%J	50%	37%	26%	28%	35%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.53)%.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	8.4
Roche Holding AG (participation certificate)	6.0
Humana, Inc.	5.1
Regeneron Pharmaceuticals, Inc.	4.8
AstraZeneca PLC (United Kingdom)	4.7
Cigna Corp.	4.6
Becton, Dickinson & Co.	4.4
Danaher Corp.	4.0
Eli Lilly & Co.	4.0
Boston Scientific Corp.	3.5
49.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Health Care Providers & Services	25.4%
Health Care Equipment & Supplies	23.0%
Biotechnology	22.5%
Pharmaceuticals	21.6%
Life Sciences Tools & Services	4.8%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Health Care Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Biotechnology - 22.4%
Biotechnology - 22.4%
Acceleron Pharma, Inc. (a)	530,000	$51,659,100
ADC Therapeutics SA (a)(b)	880,158	38,876,579
Alnylam Pharmaceuticals, Inc. (a)	828,000	109,825,920
Amgen, Inc.	128,000	32,424,960
Aprea Therapeutics, Inc.	600,000	16,260,000
Arcutis Biotherapeutics, Inc. (a)	600,000	15,042,000
Argenx SE ADR (a)	600,000	138,762,000
Ascendis Pharma A/S sponsored ADR (a)	898,725	133,173,071
BeiGene Ltd. ADR (a)	200,000	48,314,000
BioNTech SE ADR (a)(b)	512,219	31,373,414
Black Diamond Therapeutics, Inc. (a)	230,000	6,617,100
Blueprint Medicines Corp. (a)	400,000	30,972,000
Denali Therapeutics, Inc. (a)(b)	360,000	11,484,000
Exelixis, Inc. (a)	1,500,000	33,330,000
Forma Therapeutics Holdings, Inc.	320,000	14,057,600
Fusion Pharmaceuticals, Inc. (a)	96,133	1,237,232
G1 Therapeutics, Inc. (a)	900,000	13,815,000
Generation Bio Co.	142,537	4,451,431
Generation Bio Co.	154,622	4,345,961
Innovent Biologics, Inc. (a)(c)	6,600,000	43,850,413
Insmed, Inc. (a)	1,370,210	38,626,220
Intercept Pharmaceuticals, Inc. (a)	280,000	13,966,400
Kura Oncology, Inc. (a)	1,280,000	31,859,200
Kymera Therapeutics, Inc. (a)	14,800	472,120
Morphic Holding, Inc. (a)	260,225	6,895,963
Neurocrine Biosciences, Inc. (a)	1,080,000	125,733,600
ORIC Pharmaceuticals, Inc. (a)(b)	659,935	16,531,372
Passage Bio, Inc.	555,000	9,190,800
Poseida Therapeutics, Inc. (a)	218,778	2,054,325
Poseida Therapeutics, Inc.	1,415,125	11,959,221
PTC Therapeutics, Inc. (a)	423,591	20,935,985
Regeneron Pharmaceuticals, Inc. (a)	720,000	446,349,600
Repare Therapeutics, Inc.	500,000	12,370,000
Revolution Medicines, Inc.	1,290,000	36,558,600
Sage Therapeutics, Inc. (a)	133,679	7,010,127
Sarepta Therapeutics, Inc. (a)	690,000	101,029,800
Scholar Rock Holding Corp. (a)	110,918	1,674,862
Stoke Therapeutics, Inc. (a)	167,872	4,930,401
TG Therapeutics, Inc. (a)	1,280,000	31,750,400
Turning Point Therapeutics, Inc. (a)	470,000	36,744,600
uniQure B.V. (a)	400,000	16,308,000
Vaxcyte, Inc.	400,000	18,112,000
Vertex Pharmaceuticals, Inc. (a)	600,000	167,472,000
Viela Bio, Inc.	1,080,000	36,385,200
Viking Therapeutics, Inc. (a)(b)	1,000,000	6,690,000
Xencor, Inc. (a)	1,200,000	42,900,000
Zentalis Pharmaceuticals, Inc. (b)	600,000	20,640,000
Zymeworks, Inc. (a)	867,545	28,125,809
		2,073,148,386
Health Care Equipment & Supplies - 23.0%
Health Care Equipment - 22.8%
Atricure, Inc. (a)	1,000,000	44,730,000
Becton, Dickinson & Co.	1,700,000	412,709,000
Boston Scientific Corp. (a)	8,000,000	328,160,000
Danaher Corp.	1,800,000	371,646,000
DexCom, Inc. (a)	88,000	37,436,080
Genmark Diagnostics, Inc. (a)	2,000,000	25,940,000
Hologic, Inc. (a)	931,817	55,648,111
Insulet Corp. (a)	1,000,000	218,250,000
Intuitive Surgical, Inc. (a)	195,000	142,513,800
Masimo Corp. (a)	560,000	125,440,000
Penumbra, Inc. (a)	1,090,000	227,973,500
Shockwave Medical, Inc. (a)	610,000	38,759,400
Tandem Diabetes Care, Inc. (a)	740,000	83,412,800
		2,112,618,691
Health Care Supplies - 0.2%
Quidel Corp. (a)	130,000	22,874,800

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,135,493,491

Health Care Providers & Services - 25.4%
Health Care Services - 6.7%
1Life Healthcare, Inc. (a)	1,800,000	52,506,000
Alignment Healthcare Partners unit (d)(e)	2,145,460	31,602,626
Cigna Corp.	2,400,000	425,688,000
Oak Street Health, Inc.	2,758,058	110,782,916
		620,579,542
Managed Health Care - 18.7%
Anthem, Inc.	600,000	168,912,000
Centene Corp. (a)	5,100,000	312,732,000
Humana, Inc.	1,130,000	469,142,100
UnitedHealth Group, Inc.	2,500,000	781,374,995
		1,732,161,095

TOTAL HEALTH CARE PROVIDERS & SERVICES		2,352,740,637

Health Care Technology - 1.3%
Health Care Technology - 1.3%
Castlight Health, Inc. (a)	1,845,550	2,546,859
Castlight Health, Inc. Class B (a)	4,000,000	5,520,000
Inspire Medical Systems, Inc. (a)	691,100	82,551,895
Veeva Systems, Inc. Class A (a)	110,000	31,049,700
		121,668,454
Life Sciences Tools & Services - 4.8%
Life Sciences Tools & Services - 4.8%
10X Genomics, Inc. Class B (c)	1,700,000	194,854,000
Bio-Rad Laboratories, Inc. Class A (a)	90,000	45,773,100
Bruker Corp.	2,360,000	99,167,200
Lonza Group AG	170,000	105,640,266
		445,434,566
Pharmaceuticals - 21.6%
Pharmaceuticals - 21.6%
Arvinas Holding Co. LLC (a)	500,000	12,975,000
AstraZeneca PLC (United Kingdom)	3,900,000	432,901,005
Eli Lilly & Co.	2,500,000	370,975,000
Harmony Biosciences Holdings, Inc.	2,009,956	64,073,377
MyoKardia, Inc. (a)	748,965	81,966,730
Nektar Therapeutics (a)(b)	2,080,000	40,227,200
Pliant Therapeutics, Inc.	915,200	23,017,280
Roche Holding AG (participation certificate)	1,600,000	559,710,455
Royalty Pharma PLC (d)(e)	14,453	0
Royalty Pharma PLC	320,000	13,241,600
Royalty Pharma PLC	1,853,000	69,009,426
Sanofi SA	2,690,000	272,466,711
Theravance Biopharma, Inc. (a)	1,304,135	23,904,795
UCB SA	325,000	38,597,713
		2,003,066,292
Professional Services - 0.3%
Research & Consulting Services - 0.3%
Clarivate Analytics PLC (a)	1,000,000	29,440,000
Software - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	1,120,000	33,555,200
Outset Medical, Inc. (a)(e)	3,279,404	10,100,564
		43,655,764
TOTAL COMMON STOCKS
(Cost $5,858,930,738)		9,204,647,590

Convertible Preferred Stocks - 0.4%
Biotechnology - 0.1%
Biotechnology - 0.1%
Shattuck Labs, Inc. Series B1 (d)(e)	143,129	9,000,025
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc.:
Series B (a)(e)	8,159,125	22,600,776
Series E (e)	840,909	2,590,000
		25,190,776
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $22,169,995)		34,190,801

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.12% (f)	32,890,181	32,896,759
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	56,683,518	56,689,186
TOTAL MONEY MARKET FUNDS
(Cost $89,583,774)		89,585,945
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $5,970,684,507)		9,328,424,336
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(56,091,975)
NET ASSETS - 100%		$9,272,332,361

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $238,704,413 or 2.6% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $75,893,991 or 0.8% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$26,000,002
Outset Medical, Inc.	5/5/15	$7,180,030
Outset Medical, Inc. Series B	5/5/15	$11,319,970
Outset Medical, Inc. Series E	1/27/20	$1,850,000
Royalty Pharma PLC	5/21/15	$1,704,009
Shattuck Labs, Inc. Series B1	6/12/20	$9,000,025

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$118,814
Fidelity Securities Lending Cash Central Fund	632,543
Total	$751,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$9,204,647,590	$7,488,204,649	$1,684,840,315	$31,602,626
Convertible Preferred Stocks	34,190,801	--	25,190,776	9,000,025
Money Market Funds	89,585,945	89,585,945	--	--
Total Investments in Securities:	$9,328,424,336	$7,577,790,594	$1,710,031,091	$40,602,651

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$147,746,791
Total Realized Gain (Loss)	48,578,778
Total Unrealized Gain (Loss)	(10,546,719)
Cost of Purchases	9,000,025
Proceeds of Sales	(102,378,722)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	(51,797,502)
Ending Balance	$40,602,651
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2020	$(10,546,719)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.4%
Switzerland	7.5%
United Kingdom	5.5%
France	2.9%
Netherlands	1.7%
Denmark	1.4%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,580,990) — See accompanying schedule: Unaffiliated issuers (cost $5,881,100,733)	$9,238,838,391
Fidelity Central Funds (cost $89,583,774)	89,585,945
Total Investment in Securities (cost $5,970,684,507)		$9,328,424,336
Receivable for investments sold		5,775,354
Receivable for fund shares sold		11,464,123
Dividends receivable		12,035,924
Distributions receivable from Fidelity Central Funds		166,174
Prepaid expenses		58,913
Other receivables		730,956
Total assets		9,358,655,780
Liabilities
Payable for investments purchased	$3,733,070
Payable for fund shares redeemed	19,922,605
Accrued management fee	4,094,593
Other affiliated payables	1,193,815
Other payables and accrued expenses	711,975
Collateral on securities loaned	56,667,361
Total liabilities		86,323,419
Net Assets		$9,272,332,361
Net Assets consist of:
Paid in capital		$5,331,788,497
Total accumulated earnings (loss)		3,940,543,864
Net Assets		$9,272,332,361
Net Asset Value, offering price and redemption price per share ($9,272,332,361 ÷ 294,226,542 shares)		$31.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$37,588,854
Income from Fidelity Central Funds (including $632,543 from security lending)		751,357
Total income		38,340,211
Expenses
Management fee	$22,106,435
Transfer agent fees	6,046,635
Accounting fees	608,414
Custodian fees and expenses	87,304
Independent trustees' fees and expenses	25,275
Registration fees	177,075
Audit	27,101
Legal	7,390
Interest	1,170
Miscellaneous	104,857
Total expenses before reductions	29,191,656
Expense reductions	(285,079)
Total expenses after reductions		28,906,577
Net investment income (loss)		9,433,634
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	634,699,592
Fidelity Central Funds	(2,597)
Foreign currency transactions	(406,698)
Total net realized gain (loss)		634,290,297
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,020,422,729
Fidelity Central Funds	(212)
Assets and liabilities in foreign currencies	453,493
Total change in net unrealized appreciation (depreciation)		1,020,876,010
Net gain (loss)		1,655,166,307
Net increase (decrease) in net assets resulting from operations		$1,664,599,941

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,433,634	$11,611,040
Net realized gain (loss)	634,290,297	416,068,140
Change in net unrealized appreciation (depreciation)	1,020,876,010	215,998,550
Net increase (decrease) in net assets resulting from operations	1,664,599,941	643,677,730
Distributions to shareholders	(214,992,240)	(104,508,735)
Share transactions
Proceeds from sales of shares	1,462,931,499	845,022,583
Reinvestment of distributions	199,136,817	96,915,411
Cost of shares redeemed	(1,059,530,489)	(1,711,627,255)
Net increase (decrease) in net assets resulting from share transactions	602,537,827	(769,689,261)
Total increase (decrease) in net assets	2,052,145,528	(230,520,266)
Net Assets
Beginning of period	7,220,186,833	7,450,707,099
End of period	$9,272,332,361	$7,220,186,833
Other Information
Shares
Sold	51,557,327	32,388,556
Issued in reinvestment of distributions	7,748,511	3,395,775
Redeemed	(37,232,513)	(67,969,335)
Net increase (decrease)	22,073,325	(32,185,004)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$26.53	$24.48	$23.56	$20.89	$18.05	$23.64
Income from Investment Operations
Net investment income (loss)C	.03	.04	.02	.05	.02	(.01)
Net realized and unrealized gain (loss)	5.74	2.40	2.90	3.17	2.93	(3.16)
Total from investment operations	5.77	2.44	2.92	3.22	2.95	(3.17)
Distributions from net investment income	(.06)	(.03)	(.03)	(.04)	(.02)	–
Distributions from net realized gain	(.73)	(.36)	(1.97)	(.51)	(.09)	(2.42)
Total distributions	(.79)	(.39)	(2.00)	(.55)	(.11)	(2.42)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$31.51	$26.53	$24.48	$23.56	$20.89	$18.05
Total ReturnE,F	22.41%	9.84%	13.30%	15.49%	16.43%	(14.90)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.70%	.71%	.73%	.74%	.73%
Expenses net of fee waivers, if any	.70%I	.70%	.71%	.73%	.73%	.73%
Expenses net of all reductions	.70%I	.70%	.71%	.72%	.73%	.72%
Net investment income (loss)	.23%I	.16%	.10%	.23%	.12%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$9,272,332	$7,220,187	$7,450,707	$6,923,404	$6,628,882	$7,439,085
Portfolio turnover rateJ	59%I	36%K	60%K	75%	49%K	76%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
UnitedHealth Group, Inc.	24.1
Cigna Corp.	9.4
Humana, Inc.	8.2
Centene Corp.	7.2
Molina Healthcare, Inc.	4.7
Anthem, Inc.	4.6
LHC Group, Inc.	4.3
Amedisys, Inc.	4.2
Chemed Corp.	4.1
AmerisourceBergen Corp.	4.1
74.9

Top Industries (% of fund's net assets)

As of August 31, 2020
Health Care Providers & Services	91.3%
Insurance	2.9%
Health Care Technology	2.0%
Diversified Consumer Services	1.1%
All Others*	2.7%

* Includes short-term investments and net other assets (liabilities).

Health Care Services Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Diversified Consumer Services - 1.1%
Specialized Consumer Services - 1.1%
Service Corp. International	260,700	$11,900,955
Health Care Providers & Services - 91.3%
Health Care Distributors & Services - 5.4%
AmerisourceBergen Corp.	451,000	43,760,530
McKesson Corp.	87,053	13,357,412
		57,117,942
Health Care Facilities - 6.4%
Brookdale Senior Living, Inc. (a)	2,707,000	7,444,250
HCA Holdings, Inc.	158,000	21,443,760
Surgery Partners, Inc. (a)(b)	854,500	16,312,405
U.S. Physical Therapy, Inc. (b)	193,100	17,166,590
Universal Health Services, Inc. Class B	48,300	5,329,905
		67,696,910
Health Care Services - 30.5%
1Life Healthcare, Inc. (a)	607,036	17,707,240
Alignment Healthcare Partners unit (c)(d)	181,539	2,674,069
Amedisys, Inc. (a)	181,400	43,880,660
Andlauer Healthcare Group, Inc.	45,700	1,506,574
BioScrip, Inc. (a)	165,900	1,927,758
Chemed Corp.	84,700	43,799,217
Cigna Corp.	557,872	98,949,757
CVS Health Corp.	501,400	31,146,968
LHC Group, Inc. (a)	215,896	45,001,362
Oak Street Health, Inc. (a)	1,700	75,871
Oak Street Health, Inc.	209,227	8,404,021
Quest Diagnostics, Inc.	239,700	26,664,228
		321,737,725
Managed Health Care - 49.0%
Anthem, Inc.	170,702	48,056,027
Centene Corp. (a)	1,229,550	75,396,006
HealthEquity, Inc. (a)	40,700	2,339,436
Humana, Inc.	207,300	86,064,741
Molina Healthcare, Inc. (a)	270,100	49,960,397
UnitedHealth Group, Inc.	813,650	254,306,309
		516,122,916

TOTAL HEALTH CARE PROVIDERS & SERVICES		962,675,493

Health Care Technology - 2.0%
Health Care Technology - 2.0%
Change Healthcare, Inc. (a)	1,327,534	18,784,606
Teladoc Health, Inc. (a)(b)	11,729	2,529,828
		21,314,434
Insurance - 2.9%
Insurance Brokers - 2.9%
eHealth, Inc. (a)(b)	213,900	13,501,368
GoHealth, Inc. (a)	776,000	10,794,160
Selectquote, Inc. (b)	321,800	5,872,850
		30,168,378
TOTAL COMMON STOCKS
(Cost $506,458,566)		1,026,059,260

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.12% (e)	15,775,231	15,778,386
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	12,690,643	12,691,912
TOTAL MONEY MARKET FUNDS
(Cost $28,470,298)		28,470,298
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $534,928,864)		1,054,529,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		364,958
NET ASSETS - 100%		$1,054,894,516

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,674,069 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Alignment Healthcare Partners unit	2/28/20	$2,200,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,854
Fidelity Securities Lending Cash Central Fund	92,834
Total	$103,688

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,026,059,260	$1,014,981,170	$8,404,021	$2,674,069
Money Market Funds	28,470,298	28,470,298	--	--
Total Investments in Securities:	$1,054,529,558	$1,043,451,468	$8,404,021	$2,674,069

See accompanying notes which are an integral part of the financial statements.

Health Care Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,447,435) — See accompanying schedule: Unaffiliated issuers (cost $506,458,566)	$1,026,059,260
Fidelity Central Funds (cost $28,470,298)	28,470,298
Total Investment in Securities (cost $534,928,864)		$1,054,529,558
Receivable for investments sold		20,187,592
Receivable for fund shares sold		309,067
Dividends receivable		259,618
Distributions receivable from Fidelity Central Funds		14,328
Prepaid expenses		7,018
Other receivables		75,678
Total assets		1,075,382,859
Liabilities
Payable for investments purchased	$4,219,881
Payable for fund shares redeemed	2,844,771
Accrued management fee	474,514
Other affiliated payables	172,585
Other payables and accrued expenses	88,108
Collateral on securities loaned	12,688,484
Total liabilities		20,488,343
Net Assets		$1,054,894,516
Net Assets consist of:
Paid in capital		$589,187,925
Total accumulated earnings (loss)		465,706,591
Net Assets		$1,054,894,516
Net Asset Value, offering price and redemption price per share ($1,054,894,516 ÷ 9,649,626 shares)		$109.32

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$4,323,678
Income from Fidelity Central Funds (including $92,834 from security lending)		103,688
Total income		4,427,366
Expenses
Management fee	$2,738,967
Transfer agent fees	854,725
Accounting fees	170,093
Custodian fees and expenses	3,450
Independent trustees' fees and expenses	3,334
Registration fees	23,113
Audit	18,381
Legal	771
Interest	407
Miscellaneous	18,407
Total expenses before reductions	3,831,648
Expense reductions	(10,409)
Total expenses after reductions		3,821,239
Net investment income (loss)		606,127
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,314,436
Fidelity Central Funds	(1,560)
Foreign currency transactions	22
Total net realized gain (loss)		17,312,898
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	135,624,091
Assets and liabilities in foreign currencies	336
Total change in net unrealized appreciation (depreciation)		135,624,427
Net gain (loss)		152,937,325
Net increase (decrease) in net assets resulting from operations		$153,543,452

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$606,127	$2,706,224
Net realized gain (loss)	17,312,898	(27,521,941)
Change in net unrealized appreciation (depreciation)	135,624,427	75,937,774
Net increase (decrease) in net assets resulting from operations	153,543,452	51,122,057
Distributions to shareholders	(8,046,464)	(3,201,281)
Share transactions
Proceeds from sales of shares	103,244,007	234,226,310
Reinvestment of distributions	7,493,478	3,008,611
Cost of shares redeemed	(204,545,988)	(625,019,620)
Net increase (decrease) in net assets resulting from share transactions	(93,808,503)	(387,784,699)
Total increase (decrease) in net assets	51,688,485	(339,863,923)
Net Assets
Beginning of period	1,003,206,031	1,343,069,954
End of period	$1,054,894,516	$1,003,206,031
Other Information
Shares
Sold	1,055,795	2,483,026
Issued in reinvestment of distributions	79,137	28,799
Redeemed	(2,077,085)	(6,963,847)
Net increase (decrease)	(942,153)	(4,452,022)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Health Care Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$94.72	$89.28	$92.21	$89.93	$78.59	$87.26
Income from Investment Operations
Net investment income (loss)B	.06	.23	.13	.11	.12	(.03)
Net realized and unrealized gain (loss)	15.33	5.50	8.27	14.23	15.03	(5.21)
Total from investment operations	15.39	5.73	8.40	14.34	15.15	(5.24)
Distributions from net investment income	(.79)	(.29)	(.10)	(.10)	(.13)	(.02)
Distributions from net realized gain	–	–	(11.23)	(11.96)	(3.68)	(3.41)
Total distributions	(.79)	(.29)	(11.33)	(12.06)	(3.81)	(3.43)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$109.32	$94.72	$89.28	$92.21	$89.93	$78.59
Total ReturnD,E	16.38%	6.39%	9.61%	17.03%	19.71%	(6.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.75%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.74%H	.75%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.74%H	.75%	.76%	.76%	.78%	.77%
Net investment income (loss)	.12%H	.25%	.14%	.12%	.15%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$1,054,895	$1,003,206	$1,343,070	$829,692	$760,108	$837,518
Portfolio turnover rateI	29%H	37%	60%	65%	26%	39%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Thermo Fisher Scientific, Inc.	11.9
Danaher Corp.	10.2
Becton, Dickinson & Co.	8.9
Boston Scientific Corp.	6.2
Intuitive Surgical, Inc.	5.0
Insulet Corp.	3.7
Penumbra, Inc.	3.6
Hologic, Inc.	3.0
DexCom, Inc.	2.9
Masimo Corp.	2.7
58.1

Top Industries (% of fund's net assets)

As of August 31, 2020
Health Care Equipment & Supplies	62.3%
Life Sciences Tools & Services	19.2%
Health Care Providers & Services	9.7%
Health Care Technology	4.1%
Biotechnology	1.9%
All Others*	2.8%

* Includes short-term investments and net other assets (liabilities).

Medical Technology and Devices Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Biotechnology - 1.5%
Biotechnology - 1.5%
Abcam PLC	2,000,000	$33,365,280
Natera, Inc. (a)(b)	450,000	28,669,500
Twist Bioscience Corp. (a)	750,000	52,447,500
		114,482,280
Health Care Equipment & Supplies - 62.3%
Health Care Equipment - 59.9%
Abbott Laboratories	1,600,000	175,152,000
Atricure, Inc. (a)	1,200,000	53,676,000
Axonics Modulation Technologies, Inc. (a)(b)	1,000,000	42,260,000
Becton, Dickinson & Co.	2,700,000	655,479,000
Boston Scientific Corp. (a)	11,000,000	451,220,000
Danaher Corp.	3,630,000	749,486,100
DexCom, Inc. (a)	500,000	212,705,000
Fisher & Paykel Healthcare Corp.	3,080,000	76,452,253
Genmark Diagnostics, Inc. (a)	2,929,885	38,000,608
Hologic, Inc. (a)	3,684,400	220,032,368
IDEXX Laboratories, Inc. (a)	50,000	19,553,000
Insulet Corp. (a)	1,247,165	272,193,761
Intuitive Surgical, Inc. (a)	500,000	365,420,000
Masimo Corp. (a)	880,000	197,120,000
Nevro Corp. (a)	520,000	71,520,800
Penumbra, Inc. (a)(b)	1,280,000	267,712,000
ResMed, Inc.	1,000,000	180,780,000
Shockwave Medical, Inc. (a)(b)	663,265	42,143,858
STERIS PLC	128,000	20,433,920
Stryker Corp.	500,000	99,080,000
Tandem Diabetes Care, Inc. (a)	1,440,000	162,316,800
ViewRay, Inc.(a)(b)(c)	8,000,000	21,760,000
		4,394,497,468
Health Care Supplies - 2.4%
Align Technology, Inc. (a)	142,000	42,171,160
Nanosonics Ltd. (a)(c)	21,703,182	97,003,522
Quidel Corp. (a)	190,000	33,432,400
		172,607,082

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		4,567,104,550

Health Care Providers & Services - 9.6%
Health Care Services - 3.0%
1Life Healthcare, Inc. (a)	1,080,000	31,503,600
Cigna Corp.	1,060,000	188,012,200
		219,515,800
Managed Health Care - 6.6%
Centene Corp. (a)	1,900,000	116,508,000
Humana, Inc.	440,000	182,674,800
UnitedHealth Group, Inc.	600,000	187,530,000
		486,712,800

TOTAL HEALTH CARE PROVIDERS & SERVICES		706,228,600

Health Care Technology - 4.1%
Health Care Technology - 4.1%
Castlight Health, Inc. (a)	983,300	1,356,954
Castlight Health, Inc. Class B (a)	5,000,000	6,900,000
Inspire Medical Systems, Inc. (a)	889,407	106,239,666
Veeva Systems, Inc. Class A (a)	650,000	183,475,500
		297,972,120
Insurance - 0.4%
Insurance Brokers - 0.4%
eHealth, Inc. (a)	420,000	26,510,400
Life Sciences Tools & Services - 19.2%
Life Sciences Tools & Services - 19.2%
10X Genomics, Inc. (a)	280,000	32,093,600
10X Genomics, Inc. Class B (d)	392,772	45,019,527
Bio-Rad Laboratories, Inc. Class A (a)	128,000	65,099,520
Bruker Corp.	3,720,000	156,314,400
Lonza Group AG	256,000	159,081,812
Nanostring Technologies, Inc. (a)	340,000	13,763,200
Sartorius Stedim Biotech	186,139	66,594,267
Thermo Fisher Scientific, Inc.	2,028,000	869,971,441
		1,407,937,767
Pharmaceuticals - 0.7%
Pharmaceuticals - 0.7%
Intersect ENT, Inc. (a)(c)	2,440,044	48,996,084
Professional Services - 0.5%
Research & Consulting Services - 0.5%
Clarivate Analytics PLC (a)	1,280,000	37,683,200
Software - 0.5%
Application Software - 0.5%
Nuance Communications, Inc. (a)	1,200,000	35,952,000
Outset Medical, Inc. (a)(e)	1,486,367	4,578,010
		40,530,010
TOTAL COMMON STOCKS
(Cost $4,130,024,052)		7,247,445,011

Convertible Preferred Stocks - 1.0%
Biotechnology - 0.4%
Biotechnology - 0.4%
Element Biosciences, Inc. Series B (e)(f)	2,385,223	12,236,194
Seer, Inc.:
Series D1 (e)(f)	3,333,333	12,499,999
Series D1 (e)(f)	3,333,333	503,333
		25,239,526
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Conformal Medical, Inc. Series C (e)(f)	2,605,625	9,554,996
Software - 0.3%
Application Software - 0.3%
Outset Medical, Inc.:
Series B (a)(e)	3,307,754	9,162,479
Series D (a)(e)	1,607,717	6,527,331
Series E (e)	1,363,636	4,199,999
		19,889,809
Textiles, Apparel & Luxury Goods - 0.2%
Textiles - 0.2%
Freenome, Inc. Series C (e)(f)	2,268,156	14,999,996
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $62,293,803)		69,684,327

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.12% (g)	27,030,354	27,035,760
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	53,855,479	53,860,865
TOTAL MONEY MARKET FUNDS
(Cost $80,896,625)		80,896,625
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $4,273,214,480)		7,398,025,963
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(63,806,925)
NET ASSETS - 100%		$7,334,219,038

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,019,527 or 0.6% of net assets.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $74,262,337 or 1.0% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Conformal Medical, Inc. Series C	7/24/20	$9,554,996
Element Biosciences, Inc. Series B	12/13/19	$12,500,000
Freenome, Inc. Series C	8/14/20	$14,999,996
Outset Medical, Inc.	5/5/15 - 8/20/18	$3,264,522
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$4,589,178
Outset Medical, Inc. Series D	8/20/18	$4,646,302
Outset Medical, Inc. Series E	1/27/20	$2,999,999
Seer, Inc. Series D1	5/12/20	$12,499,999
Seer, Inc. Series D1	8/20/20	$503,333

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$122,980
Fidelity Securities Lending Cash Central Fund	95,152
Total	$218,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Intersect ENT, Inc.	$14,316,000	$27,304,996	$--	$--	$--	$7,375,088	$48,996,084
Nanosonics Ltd.	92,968,430	1,864,197	--	--	--	2,170,895	97,003,522
ViewRay, Inc.	16,646,000	4,443,334	--	--	--	670,666	21,760,000
Total	$123,930,430	$33,612,527	$--	$--	$--	$10,216,649	$167,759,606

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$7,247,445,011	$7,083,785,189	$163,659,822	$--
Convertible Preferred Stocks	69,684,327	--	19,889,809	49,794,518
Money Market Funds	80,896,625	80,896,625	--	--
Total Investments in Securities:	$7,398,025,963	$7,164,681,814	$183,549,631	$49,794,518

See accompanying notes which are an integral part of the financial statements.

Medical Technology and Devices Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,170,619) — See accompanying schedule: Unaffiliated issuers (cost $4,073,337,704)	$7,149,369,732
Fidelity Central Funds (cost $80,896,625)	80,896,625
Other affiliated issuers (cost $118,980,151)	167,759,606
Total Investment in Securities (cost $4,273,214,480)		$7,398,025,963
Receivable for fund shares sold		9,471,912
Dividends receivable		696,477
Distributions receivable from Fidelity Central Funds		14,815
Prepaid expenses		36,877
Other receivables		273,773
Total assets		7,408,519,817
Liabilities
Payable for investments purchased	$1,069,318
Payable for fund shares redeemed	14,938,546
Accrued management fee	3,233,556
Other affiliated payables	956,949
Other payables and accrued expenses	250,110
Collateral on securities loaned	53,852,300
Total liabilities		74,300,779
Net Assets		$7,334,219,038
Net Assets consist of:
Paid in capital		$3,917,321,493
Total accumulated earnings (loss)		3,416,897,545
Net Assets		$7,334,219,038
Net Asset Value, offering price and redemption price per share ($7,334,219,038 ÷ 106,503,930 shares)		$68.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$12,200,631
Income from Fidelity Central Funds (including $95,152 from security lending)		218,132
Total income		12,418,763
Expenses
Management fee	$16,931,604
Transfer agent fees	4,849,494
Accounting fees	568,517
Custodian fees and expenses	40,886
Independent trustees' fees and expenses	19,966
Registration fees	33,607
Audit	19,166
Legal	5,798
Interest	472
Miscellaneous	94,162
Total expenses before reductions	22,563,672
Expense reductions	(192,260)
Total expenses after reductions		22,371,412
Net investment income (loss)		(9,952,649)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	317,422,803
Fidelity Central Funds	(9,438)
Foreign currency transactions	(152,973)
Total net realized gain (loss)		317,260,392
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,165,543,075
Affiliated issuers	10,216,649
Assets and liabilities in foreign currencies	7,840
Total change in net unrealized appreciation (depreciation)		1,175,767,564
Net gain (loss)		1,493,027,956
Net increase (decrease) in net assets resulting from operations		$1,483,075,307

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(9,952,649)	$(9,728,901)
Net realized gain (loss)	317,260,392	276,923,920
Change in net unrealized appreciation (depreciation)	1,175,767,564	196,604,918
Net increase (decrease) in net assets resulting from operations	1,483,075,307	463,799,937
Distributions to shareholders	(134,034,529)	(118,431,567)
Share transactions
Proceeds from sales of shares	739,950,698	705,581,911
Reinvestment of distributions	126,383,084	111,785,832
Cost of shares redeemed	(939,921,099)	(1,891,615,421)
Net increase (decrease) in net assets resulting from share transactions	(73,587,317)	(1,074,247,678)
Total increase (decrease) in net assets	1,275,453,461	(728,879,308)
Net Assets
Beginning of period	6,058,765,577	6,787,644,885
End of period	$7,334,219,038	$6,058,765,577
Other Information
Shares
Sold	12,284,041	12,747,720
Issued in reinvestment of distributions	2,380,540	1,859,380
Redeemed	(16,594,624)	(34,440,758)
Net increase (decrease)	(1,930,043)	(19,833,658)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Medical Technology and Devices Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$55.88	$52.92	$46.09	$41.48	$33.75	$41.90
Income from Investment Operations
Net investment income (loss)B	(.09)	(.08)	(.04)	.05	.01	(.03)
Net realized and unrealized gain (loss)	14.37	4.10	10.40	7.31	9.87	(2.25)
Total from investment operations	14.28	4.02	10.36	7.36	9.88	(2.28)
Distributions from net investment income	–	–	–	(.08)	–	(.01)
Distributions from net realized gain	(1.30)	(1.06)	(3.53)	(2.67)	(2.15)	(5.86)
Total distributions	(1.30)	(1.06)	(3.53)	(2.75)	(2.15)	(5.87)
Redemption fees added to paid in capitalB	–	–	–	–	–C	–C
Net asset value, end of period	$68.86	$55.88	$52.92	$46.09	$41.48	$33.75
Total ReturnD,E	26.24%	7.46%	23.85%	18.01%	30.13%	(6.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%	.73%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.71%H	.71%	.73%	.76%	.76%	.76%
Expenses net of all reductions	.70%H	.71%	.73%	.75%	.76%	.75%
Net investment income (loss)	(.31)%H	(.15)%	(.07)%	.11%	.01%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,334,219	$6,058,766	$6,787,645	$4,063,926	$3,134,376	$1,915,772
Portfolio turnover rateI	64%H	35%	43%	77%	55%	46%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
AstraZeneca PLC sponsored ADR	10.7
Bristol-Myers Squibb Co.	9.3
Sanofi SA sponsored ADR	9.3
Roche Holding AG (participation certificate)	7.7
Johnson & Johnson	7.1
Eli Lilly & Co.	5.9
Merck & Co., Inc.	4.9
Zoetis, Inc. Class A	4.4
Novartis AG sponsored ADR	4.2
Amgen, Inc.	4.0
67.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Pharmaceuticals	79.7%
Biotechnology	16.8%
Health Care Equipment & Supplies	2.1%
Life Sciences Tools & Services	0.6%
All Others*	0.8%

* Includes short-term investments and net other assets (liabilities).

Pharmaceuticals Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Biotechnology - 16.8%
Biotechnology - 16.8%
Acceleron Pharma, Inc. (a)	178,600	$17,408,142
Akeso, Inc.	1,805,000	6,538,007
Allovir, Inc. (a)	5,100	165,189
Amgen, Inc.	141,400	35,819,448
Argenx SE (a)	17,400	4,032,272
Ascendis Pharma A/S sponsored ADR (a)	51,300	7,601,634
Athenex, Inc. (a)(b)	166,800	1,916,532
BioNTech SE ADR (a)(b)	50,148	3,071,565
Blueprint Medicines Corp. (a)	60,700	4,700,001
ChemoCentryx, Inc. (a)	6,000	321,000
Cytokinetics, Inc. (a)	59,700	1,430,412
Galapagos Genomics NV sponsored ADR (a)	36,900	4,913,604
Generation Bio Co.	16,738	522,728
Generation Bio Co.	7,473	210,044
Global Blood Therapeutics, Inc. (a)(b)	166,300	10,440,314
Immunomedics, Inc. (a)	123,400	5,498,704
Innovent Biologics, Inc. (a)(c)	566,000	3,760,505
Kalvista Pharmaceuticals, Inc. (a)	99,000	1,296,900
Leap Therapeutics, Inc. warrants 1/31/26 (a)	606,000	436,344
Magenta Therapeutics, Inc. (a)	97,400	708,098
Mirati Therapeutics, Inc. (a)	37,800	5,646,186
Moderna, Inc. (a)	46,200	2,997,918
Momenta Pharmaceuticals, Inc. (a)	107,772	5,622,465
Olivo Labs (a)(d)(e)	6,851	0
PTC Therapeutics, Inc. (a)	162,500	8,031,563
Sarepta Therapeutics, Inc. (a)	18,441	2,700,131
Translate Bio, Inc. (a)(b)	102,900	1,449,861
uniQure B.V. (a)	65,600	2,674,512
Vertex Pharmaceuticals, Inc. (a)	33,700	9,406,344
Xencor, Inc. (a)	49,568	1,772,056
		151,092,479
Health Care Equipment & Supplies - 2.1%
Health Care Equipment - 2.0%
Becton, Dickinson & Co.	50,500	12,259,885
Boston Scientific Corp. (a)	149,600	6,136,592
		18,396,477
Health Care Supplies - 0.1%
Kangji Medical Holdings Ltd.	200,500	584,410

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		18,980,887

Life Sciences Tools & Services - 0.6%
Life Sciences Tools & Services - 0.6%
Bruker Corp.	117,100	4,920,542
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	53,200
Pharmaceuticals - 79.7%
Pharmaceuticals - 79.7%
Astellas Pharma, Inc.	601,900	9,442,702
AstraZeneca PLC sponsored ADR	1,711,700	95,855,198
Axsome Therapeutics, Inc. (a)	43,400	3,181,654
Bausch Health Cos., Inc. (Canada) (a)	560,600	9,305,010
Bristol-Myers Squibb Co.	1,347,780	83,831,916
Catalent, Inc. (a)	75,400	6,974,500
Elanco Animal Health, Inc. (a)	225,100	6,541,406
Eli Lilly & Co.	357,561	53,058,477
GlaxoSmithKline PLC sponsored ADR	628,200	24,876,720
Harmony Biosciences Holdings, Inc. (a)	3,700	131,054
Harmony Biosciences Holdings, Inc.	137,426	4,380,866
Horizon Therapeutics PLC (a)	323,000	24,263,760
Intra-Cellular Therapies, Inc. (a)	107,000	1,949,540
Johnson & Johnson	416,650	63,918,277
Merck & Co., Inc.	517,336	44,113,241
MyoKardia, Inc. (a)	16,465	1,801,930
Nektar Therapeutics (a)(b)	368,233	7,121,626
Novartis AG sponsored ADR	441,496	37,995,146
Perrigo Co. PLC	257,800	13,482,940
Reata Pharmaceuticals, Inc. (a)(b)	55,300	5,803,735
Richter Gedeon PLC	157,700	3,847,876
Roche Holding AG (participation certificate)	198,096	69,297,751
Royalty Pharma PLC	14,900	616,562
Sanofi SA sponsored ADR	1,652,122	83,564,331
UCB SA	181,600	21,567,214
Zoetis, Inc. Class A	245,300	39,272,530
Zogenix, Inc. (a)	31,800	752,706
		716,948,668
TOTAL COMMON STOCKS
(Cost $624,292,713)		891,995,776

Convertible Preferred Stocks - 0.0%
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series C (d)(e)
(Cost $82,370)	200	96,458

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.12% (f)	6,258,406	6,259,658
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	17,433,615	17,435,358
TOTAL MONEY MARKET FUNDS
(Cost $23,695,016)		23,695,016
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $648,070,099)		915,787,250
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(16,269,385)
NET ASSETS - 100%		$899,517,865

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,760,505 or 0.4% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $96,458 or 0.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/9/19	$82,370
Olivo Labs	2/8/17	$8,290

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,673
Fidelity Securities Lending Cash Central Fund	53,061
Total	$70,734

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$891,995,776	$793,312,875	$98,682,901	$--
Convertible Preferred Stocks	96,458	--	--	96,458
Money Market Funds	23,695,016	23,695,016	--	--
Total Investments in Securities:	$915,787,250	$817,007,891	$98,682,901	$96,458

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	52.6%
United Kingdom	13.5%
Switzerland	11.9%
France	9.3%
Ireland	4.2%
Belgium	3.0%
Cayman Islands	1.2%
Japan	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $16,916,079) — See accompanying schedule: Unaffiliated issuers (cost $624,375,083)	$892,092,234
Fidelity Central Funds (cost $23,695,016)	23,695,016
Total Investment in Securities (cost $648,070,099)		$915,787,250
Receivable for fund shares sold		1,113,005
Dividends receivable		3,525,971
Distributions receivable from Fidelity Central Funds		12,467
Prepaid expenses		6,228
Other receivables		138,088
Total assets		920,583,009
Liabilities
Payable for fund shares redeemed	$2,918,372
Accrued management fee	399,758
Other affiliated payables	162,667
Other payables and accrued expenses	149,697
Collateral on securities loaned	17,434,650
Total liabilities		21,065,144
Net Assets		$899,517,865
Net Assets consist of:
Paid in capital		$596,523,068
Total accumulated earnings (loss)		302,994,797
Net Assets		$899,517,865
Net Asset Value, offering price and redemption price per share ($899,517,865 ÷ 36,731,724 shares)		$24.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$10,140,396
Income from Fidelity Central Funds (including $53,061 from security lending)		70,734
Total income		10,211,130
Expenses
Management fee	$2,256,193
Transfer agent fees	789,691
Accounting fees	145,147
Custodian fees and expenses	10,878
Independent trustees' fees and expenses	2,626
Registration fees	47,610
Audit	17,538
Legal	1,831
Interest	550
Miscellaneous	15,884
Total expenses before reductions	3,287,948
Expense reductions	(27,251)
Total expenses after reductions		3,260,697
Net investment income (loss)		6,950,433
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	30,100,412
Fidelity Central Funds	(230)
Foreign currency transactions	(4,980)
Total net realized gain (loss)		30,095,202
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	87,428,500
Assets and liabilities in foreign currencies	74,918
Total change in net unrealized appreciation (depreciation)		87,503,418
Net gain (loss)		117,598,620
Net increase (decrease) in net assets resulting from operations		$124,549,053

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,950,433	$10,028,605
Net realized gain (loss)	30,095,202	65,450,148
Change in net unrealized appreciation (depreciation)	87,503,418	5,301,157
Net increase (decrease) in net assets resulting from operations	124,549,053	80,779,910
Distributions to shareholders	(22,195,699)	(66,086,434)
Share transactions
Proceeds from sales of shares	205,191,605	129,274,481
Reinvestment of distributions	21,095,408	62,770,076
Cost of shares redeemed	(193,407,055)	(190,057,404)
Net increase (decrease) in net assets resulting from share transactions	32,879,958	1,987,153
Total increase (decrease) in net assets	135,233,312	16,680,629
Net Assets
Beginning of period	764,284,553	747,603,924
End of period	$899,517,865	$764,284,553
Other Information
Shares
Sold	9,060,672	5,749,544
Issued in reinvestment of distributions	998,363	2,784,673
Redeemed	(8,531,525)	(8,808,887)
Net increase (decrease)	1,527,510	(274,670)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Pharmaceuticals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share DataB
Net asset value, beginning of period	$21.71	$21.07	$18.82	$18.11	$18.20	$23.08
Income from Investment Operations
Net investment income (loss)C	.19	.29	.29	.27	.22	.24
Net realized and unrealized gain (loss)	3.23	2.29	2.34	.74	(.13)	(2.52)
Total from investment operations	3.42	2.58	2.63	1.01	.09	(2.28)
Distributions from net investment income	(.07)	(.31)	(.28)	(.25)	(.18)	(.17)
Distributions from net realized gain	(.56)	(1.64)	(.10)	(.05)	–	(2.43)
Total distributions	(.64)B	(1.94)D	(.38)	(.30)	(.18)	(2.60)
Redemption fees added to paid in capitalC	–	–	–	–	–E	–E
Net asset value, end of period	$24.49	$21.71	$21.07	$18.82	$18.11	$18.20
Total ReturnF,G	16.21%	12.06%	14.15%	5.61%	.57%	(11.33)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.78%	.80%	.81%	.80%	.78%
Expenses net of fee waivers, if any	.77%J	.78%	.79%	.81%	.80%	.78%
Expenses net of all reductions	.77%J	.77%	.79%	.80%	.79%	.77%
Net investment income (loss)	1.64%J	1.36%	1.48%	1.44%	1.16%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$899,518	$764,285	$747,604	$744,563	$1,000,937	$1,693,410
Portfolio turnover rateK	40%J	52%	55%	89%	77%	77%

 A For the year ended February 29.

 B Total distributions of $.64 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.563 per share.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $1.94 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $1.636 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Health Care Services Portfolio, Medical Technology and Devices Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Biotechology Portfolio:

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 178,747,142	Market comparable	Transaction price	$0.52-$128.58/$29.92	Increase
			Premium rate	21.8%-36.2%/30.8%	Increase
			Conversion ratio	1.1	Increase
		Recovery value	Recovery value	0.0%	Increase
		Market approach	Transaction price	$10.45	Increase
		Discounted Cash Flow	Discount Rate	8.0%-12.0%/11.2%	Decrease
			Growth rate	3.5%	Increase
			Probability rate	6.3%	Increase
Corporate Bonds	$ 8,000,000	Market approach	Transaction price	$100.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020, as well as a roll forward of Level 3 investments, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Biotechnology Portfolio	$945,305
Health Care Portfolio	645,302
Health Care Services Portfolio	70,553
Medical Technology and Devices Portfolio	210,172
Pharmaceuticals Portfolio	127,190

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, redemption in-kinds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Biotechnology Portfolio	$5,391,353,678	$2,873,068,873	$(331,925,211)	$2,541,143,662
Health Care Portfolio	6,007,829,800	3,485,840,696	(165,246,159)	3,320,594,537
Health Care Services Portfolio	551,323,841	521,666,401	(18,460,684)	503,205,717
Medical Technology and Devices Portfolio	4,286,447,682	3,184,060,023	(72,481,742)	3,111,578,281
Pharmaceuticals Portfolio	650,656,521	282,136,468	(17,005,739)	265,130,729

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term
Health Care Services Portfolio	(55,677,868)

Certain of the Funds elected to defer to the next fiscal year and ordinary losses recognized during the period January 1, 2020 to February 29, 2020. Loss deferrals were as follows:

Ordinary losses
Medical Technology and Devices Portfolio	$(6,992,400)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	$ Amount	% of Net Assets
Biotechnology Portfolio	81,581,915	1.10

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Statement of Assets and Liabilities, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	2,787,788,955	3,155,010,630
Health Care Portfolio	2,851,969,393	2,452,110,268
Health Care Services Portfolio	148,642,830	275,698,580
Medical Technology and Devices Portfolio	2,048,713,303	2,267,385,824
Pharmaceuticals Portfolio	187,874,851	166,961,659

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.23%	.53%
Health Care Portfolio	.30%	.23%	.53%
Health Care Services Portfolio	.30%	.23%	.53%
Medical Technology and Devices Portfolio	.30%	.23%	.53%
Pharmaceuticals Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.16%
Health Care Portfolio	.15%
Health Care Services Portfolio	.17%
Medical Technology and Devices Portfolio	.15%
Pharmaceuticals Portfolio	.19%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Biotechnology Portfolio	.02
Health Care Portfolio	.01
Health Care Services Portfolio	.03
Medical Technology and Devices Portfolio	.02
Pharmaceuticals Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$145,904
Health Care Portfolio	58,302
Health Care Services Portfolio	8,367
Medical Technology and Devices Portfolio	56,715
Pharmaceuticals Portfolio	5,091

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Health Care Portfolio	Borrower	$61,964,500.34%		$1,170
Health Care Services Portfolio	Borrower	$5,452,000	1.34%	$407
Medical Technology and Devices Portfolio	Borrower	$9,985,400.34%		$472
Pharmaceuticals Portfolio	Borrower	$4,882,667	1.35%	$550

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 4,971,286 shares of the Health Care Portfolio were redeemed in-kind for investments and cash with a value of $122,939,907. The Fund had a net realized gain of $52,017,323 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Health Care Portfolio recognized no gain or loss for federal income tax purposes.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Amount
Biotechnology Portfolio	$16,906

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Biotechnology Portfolio	$8,529
Health Care Portfolio	9,774
Health Care Services Portfolio	1,319
Medical Technology and Devices Portfolio	7,816
Pharmaceuticals Portfolio	1,025

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Biotechnology Portfolio	$223,207	$363,386	$40,023,299
Health Care Portfolio	$49,103	$131,567	$16,070,446
Health Care Services Portfolio	$6,747	$1,960	$–
Medical Technology and Devices Portfolio	$8,289	$119	$–
Pharmaceuticals Portfolio	$3,568	$4,797	$3,068,625

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Biotechnology Portfolio	$255,785	$1,544
Health Care Portfolio	269,393	406
Health Care Services Portfolio	8,124	–
Medical Technology and Devices Portfolio	178,821	–
Pharmaceuticals Portfolio	25,529	125

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Biotechnology Portfolio	$14,419
Health Care Portfolio	15,280
Health Care Services Portfolio	2,285
Medical Technology and Devices Portfolio	13,439
Pharmaceuticals Portfolio	1,597

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Biotechnology Portfolio	.71%
Actual		$1,000.00	$1,188.30	$3.92
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Health Care Portfolio	.70%
Actual		$1,000.00	$1,224.10	$3.92
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Health Care Services Portfolio	.74%
Actual		$1,000.00	$1,163.80	$4.04
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Medical Technology and Devices Portfolio	.71%
Actual		$1,000.00	$1,262.40	$4.05
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Pharmaceuticals Portfolio	.77%
Actual		$1,000.00	$1,162.10	$4.20
Hypothetical-C		$1,000.00	$1,021.32	$3.92

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELHC-SANN-1020
1.813645.115

Fidelity® Select Portfolios®
Financials Sector

Banking Portfolio

Brokerage and Investment Management Portfolio

Consumer Finance Portfolio

Financial Services Portfolio

Insurance Portfolio

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Banking Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Brokerage and Investment Management Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Consumer Finance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Financial Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Insurance Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Banking Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Bank of America Corp.	8.6
Citigroup, Inc.	6.3
Wells Fargo & Co.	6.3
Truist Financial Corp.	6.2
U.S. Bancorp	6.0
Huntington Bancshares, Inc.	2.9
Wintrust Financial Corp.	2.8
Capital One Financial Corp.	2.7
Essent Group Ltd.	2.6
East West Bancorp, Inc.	2.5
46.9

Top Industries (% of fund's net assets)

As of August 31, 2020
Banks	82.8%
Thrifts & Mortgage Finance	6.4%
Consumer Finance	5.7%
Capital Markets	3.8%
IT Services	0.6%
All Others*	0.7%

* Includes short-term investments and net other assets (liabilities).

Banking Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Banks - 82.8%
Diversified Banks - 27.2%
Bank of America Corp.	1,002,676	$25,808,880
Citigroup, Inc.	372,900	19,062,648
U.S. Bancorp	498,300	18,138,120
Wells Fargo & Co.	788,692	19,046,912
		82,056,560
Regional Banks - 55.6%
1st Source Corp.	69,660	2,399,787
Amalgamated Bank	56,500	665,005
American National Bankshares, Inc.	120,886	2,724,770
Ameris Bancorp	116,560	2,858,051
Associated Banc-Corp.	349,300	4,694,592
Bank OZK	254,000	5,852,160
BayCom Corp. (a)	62,182	720,378
BOK Financial Corp.	91,400	5,131,196
Cadence Bancorp Class A	596,528	5,667,016
Camden National Corp.	20,232	660,676
Comerica, Inc.	135,400	5,352,362
Community Trust Bancorp, Inc.	101,076	3,261,723
ConnectOne Bancorp, Inc.	92,300	1,395,576
Cullen/Frost Bankers, Inc.	16,900	1,173,874
East West Bancorp, Inc.	203,200	7,473,696
First Citizens Bancshares, Inc.	1,600	629,040
First Hawaiian, Inc.	10,100	166,953
First Horizon National Corp.	710,600	6,786,230
First Interstate Bancsystem, Inc.	193,300	6,340,240
Great Western Bancorp, Inc.	250,200	3,485,286
Heartland Financial U.S.A., Inc.	104,300	3,591,049
Hilltop Holdings, Inc.	124,300	2,560,580
Huntington Bancshares, Inc.	917,400	8,632,734
KeyCorp	511,300	6,299,216
Lakeland Financial Corp.	80,900	3,696,321
M&T Bank Corp.	71,100	7,341,786
PacWest Bancorp	166,236	3,171,783
Preferred Bank, Los Angeles	73,295	2,741,233
Regions Financial Corp.	496,900	5,744,164
Sierra Bancorp	70,600	1,261,622
Signature Bank	71,290	6,917,269
Trico Bancshares	100,087	2,771,409
Truist Financial Corp.	484,150	18,789,862
UMB Financial Corp.	105,566	5,671,006
Univest Corp. of Pennsylvania	140,600	2,262,254
WesBanco, Inc.	262,700	5,837,194
Wintrust Financial Corp.	192,700	8,386,304
Zions Bancorp NA	146,950	4,725,912
		167,840,309

TOTAL BANKS		249,896,869

Capital Markets - 3.8%
Asset Management & Custody Banks - 3.8%
Bank of New York Mellon Corp.	102,400	3,786,752
Northern Trust Corp.	26,000	2,129,140
State Street Corp.	82,300	5,603,807
		11,519,699
Consumer Finance - 5.7%
Consumer Finance - 5.7%
Capital One Financial Corp.	116,200	8,021,286
Discover Financial Services	58,500	3,105,180
OneMain Holdings, Inc.	106,600	3,099,928
SLM Corp.	402,400	3,074,336
		17,300,730
Insurance - 0.2%
Property & Casualty Insurance - 0.2%
First American Financial Corp.	9,000	473,130
IT Services - 0.6%
Data Processing & Outsourced Services - 0.6%
Computer Services, Inc.	30,000	1,815,000
Thrifts & Mortgage Finance - 6.4%
Thrifts & Mortgage Finance - 6.4%
Essent Group Ltd.	220,029	7,855,035
MGIC Investment Corp.	397,200	3,642,324
NMI Holdings, Inc. (a)	304,802	5,227,354
Radian Group, Inc.	161,736	2,497,204
		19,221,917
TOTAL COMMON STOCKS
(Cost $347,231,185)		300,227,345

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.12% (b)
(Cost $1,316,612)	1,316,349	1,316,612
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $348,547,797)		301,543,957
NET OTHER ASSETS (LIABILITIES) - 0.0%		129,748
NET ASSETS - 100%		$301,673,705

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,110
Fidelity Securities Lending Cash Central Fund	3,395
Total	$5,505

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$300,227,345	$300,227,345	$--	$--
Money Market Funds	1,316,612	1,316,612	--	--
Total Investments in Securities:	$301,543,957	$301,543,957	$--	$--

See accompanying notes which are an integral part of the financial statements.

Banking Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $347,231,185)	$300,227,345
Fidelity Central Funds (cost $1,316,612)	1,316,612
Total Investment in Securities (cost $348,547,797)		$301,543,957
Receivable for fund shares sold		1,190,700
Dividends receivable		691,299
Distributions receivable from Fidelity Central Funds		201
Prepaid expenses		5,286
Other receivables		9,366
Total assets		303,440,809
Liabilities
Payable for investments purchased	$609,293
Payable for fund shares redeemed	947,417
Accrued management fee	134,050
Other affiliated payables	59,346
Other payables and accrued expenses	16,998
Total liabilities		1,767,104
Net Assets		$301,673,705
Net Assets consist of:
Paid in capital		$357,712,795
Total accumulated earnings (loss)		(56,039,090)
Net Assets		$301,673,705
Net Asset Value, offering price and redemption price per share ($301,673,705 ÷ 17,548,172 shares)		$17.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$5,875,084
Income from Fidelity Central Funds (including $3,395 from security lending)		5,505
Total income		5,880,589
Expenses
Management fee	$753,734
Transfer agent fees	293,646
Accounting fees	55,119
Custodian fees and expenses	4,192
Independent trustees' fees and expenses	1,029
Registration fees	25,906
Audit	17,896
Legal	879
Miscellaneous	8,203
Total expenses before reductions	1,160,604
Expense reductions	(17,907)
Total expenses after reductions		1,142,697
Net investment income (loss)		4,737,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(12,522,935)
Fidelity Central Funds	(471)
Total net realized gain (loss)		(12,523,406)
Change in net unrealized appreciation (depreciation) on investment securities		(62,360,971)
Net gain (loss)		(74,884,377)
Net increase (decrease) in net assets resulting from operations		$(70,146,485)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,737,892	$10,191,695
Net realized gain (loss)	(12,523,406)	39,645,121
Change in net unrealized appreciation (depreciation)	(62,360,971)	(72,578,685)
Net increase (decrease) in net assets resulting from operations	(70,146,485)	(22,741,869)
Distributions to shareholders	(22,808,779)	(30,093,044)
Share transactions
Proceeds from sales of shares	111,387,171	121,977,862
Reinvestment of distributions	21,711,565	28,635,030
Cost of shares redeemed	(100,165,937)	(250,731,343)
Net increase (decrease) in net assets resulting from share transactions	32,932,799	(100,118,451)
Total increase (decrease) in net assets	(60,022,465)	(152,953,364)
Net Assets
Beginning of period	361,696,170	514,649,534
End of period	$301,673,705	$361,696,170
Other Information
Shares
Sold	6,597,256	4,485,997
Issued in reinvestment of distributions	1,405,279	1,050,495
Redeemed	(5,929,165)	(9,539,655)
Net increase (decrease)	2,073,370	(4,003,163)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Banking Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$23.37	$26.42	$36.82	$33.63	$21.70	$26.24
Income from Investment Operations
Net investment income (loss)B	.28	.58	.49	.42	.33	.33
Net realized and unrealized gain (loss)	(4.97)	(1.96)	(3.62)	3.68	11.85	(3.43)
Total from investment operations	(4.69)	(1.38)	(3.13)	4.10	12.18	(3.10)
Distributions from net investment income	(.12)	(.53)	(.54)	(.33)	(.25)	(.28)
Distributions from net realized gain	(1.37)	(1.14)	(6.73)	(.58)	–	(1.16)
Total distributions	(1.49)	(1.67)	(7.27)	(.91)	(.25)	(1.44)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$17.19	$23.37	$26.42	$36.82	$33.63	$21.70
Total ReturnD,E	(19.35)%	(6.05)%	(6.57)%	12.31%	56.16%	(12.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.77%	.77%	.77%	.79%	.79%
Expenses net of fee waivers, if any	.82%H	.77%	.77%	.77%	.79%	.79%
Expenses net of all reductions	.80%H	.77%	.76%	.77%	.79%	.79%
Net investment income (loss)	3.33%H	2.21%	1.54%	1.26%	1.20%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$301,674	$361,696	$514,650	$830,245	$1,261,859	$565,479
Portfolio turnover rateI	35%H	31%	44%	35%	34%	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
BlackRock, Inc. Class A	8.8
S&P Global, Inc.	8.2
Intercontinental Exchange, Inc.	6.9
Morgan Stanley	6.4
MSCI, Inc.	5.6
The NASDAQ OMX Group, Inc.	5.1
LPL Financial	4.7
T. Rowe Price Group, Inc.	4.6
Charles Schwab Corp.	4.5
CME Group, Inc.	4.5
59.3

Top Industries (% of fund's net assets)

As of August 31, 2020
Capital Markets	99.6%
All Others*	0.4%

* Includes short-term investments and net other assets (liabilities).

Brokerage and Investment Management Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Capital Markets - 99.6%
Asset Management & Custody Banks - 32.5%
Affiliated Managers Group, Inc.	12,300	$844,395
AllianceBernstein Holding LP	27,000	769,230
Ameriprise Financial, Inc.	96,200	15,084,160
Apollo Global Management LLC Class A	284,500	13,334,515
Bank of New York Mellon Corp.	258,000	9,540,840
BlackRock, Inc. Class A	49,800	29,590,663
Eaton Vance Corp. (non-vtg.)	25,400	1,041,908
Invesco Ltd.	64,500	657,900
KKR & Co. LP	117,000	4,190,940
Northern Trust Corp.	70,000	5,732,300
State Street Corp.	125,400	8,538,486
T. Rowe Price Group, Inc.	111,900	15,577,599
The Blackstone Group LP	89,800	4,754,910
		109,657,846
Financial Exchanges & Data - 37.9%
Cboe Global Markets, Inc.	66,638	6,116,702
CME Group, Inc.	86,100	15,142,407
Intercontinental Exchange, Inc.	218,300	23,190,009
MarketAxess Holdings, Inc.	16,300	7,920,822
Moody's Corp.	40,800	12,021,312
MSCI, Inc.	50,400	18,812,808
S&P Global, Inc.	75,200	27,554,784
The NASDAQ OMX Group, Inc.	127,900	17,192,318
		127,951,162
Investment Banking & Brokerage - 29.2%
BGC Partners, Inc. Class A	400,800	1,010,016
Charles Schwab Corp.	431,580	15,334,037
E*TRADE Financial Corp.	180,600	9,770,460
Goldman Sachs Group, Inc.	39,100	8,010,417
LPL Financial	192,600	15,824,016
Moelis & Co. Class A	63,300	2,019,903
Morgan Stanley	413,400	21,604,284
PJT Partners, Inc.	96,612	5,717,498
Raymond James Financial, Inc.	74,100	5,610,852
TD Ameritrade Holding Corp.	245,900	9,437,642
Virtu Financial, Inc. Class A	163,600	4,225,788
		98,564,913
TOTAL COMMON STOCKS
(Cost $229,692,620)		336,173,921

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.12% (a)
(Cost $1,002,642)	1,002,441	1,002,642
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $230,695,262)		337,176,563
NET OTHER ASSETS (LIABILITIES) - 0.1%		277,165
NET ASSETS - 100%		$337,453,728

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$679
Fidelity Securities Lending Cash Central Fund	1,678
Total	$2,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$336,173,921	$336,173,921	$--	$--
Money Market Funds	1,002,642	1,002,642	--	--
Total Investments in Securities:	$337,176,563	$337,176,563	$--	$--

See accompanying notes which are an integral part of the financial statements.

Brokerage and Investment Management Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $229,692,620)	$336,173,921
Fidelity Central Funds (cost $1,002,642)	1,002,642
Total Investment in Securities (cost $230,695,262)		$337,176,563
Receivable for fund shares sold		462,399
Dividends receivable		264,106
Distributions receivable from Fidelity Central Funds		186
Prepaid expenses		3,298
Other receivables		44,865
Total assets		337,951,417
Liabilities
Payable for fund shares redeemed	$233,533
Accrued management fee	147,090
Transfer agent fee payable	45,270
Other affiliated payables	10,788
Other payables and accrued expenses	61,008
Total liabilities		497,689
Net Assets		$337,453,728
Net Assets consist of:
Paid in capital		$227,530,488
Total accumulated earnings (loss)		109,923,240
Net Assets		$337,453,728
Net Asset Value, offering price and redemption price per share ($337,453,728 ÷ 4,058,574 shares)		$83.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$3,279,853
Income from Fidelity Central Funds (including $1,678 from security lending)		2,357
Total income		3,282,210
Expenses
Management fee	$801,158
Transfer agent fees	260,041
Accounting fees	58,593
Custodian fees and expenses	2,110
Independent trustees' fees and expenses	974
Registration fees	14,713
Audit	17,796
Legal	227
Miscellaneous	5,545
Total expenses before reductions	1,161,157
Expense reductions	(1,423)
Total expenses after reductions		1,159,734
Net investment income (loss)		2,122,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,936,624
Fidelity Central Funds	(352)
Total net realized gain (loss)		1,936,272
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	32,944,293
Assets and liabilities in foreign currencies	2,158
Total change in net unrealized appreciation (depreciation)		32,946,451
Net gain (loss)		34,882,723
Net increase (decrease) in net assets resulting from operations		$37,005,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,122,476	$4,319,475
Net realized gain (loss)	1,936,272	11,001,402
Change in net unrealized appreciation (depreciation)	32,946,451	13,075,301
Net increase (decrease) in net assets resulting from operations	37,005,199	28,396,178
Distributions to shareholders	(5,200,153)	(14,519,767)
Share transactions
Proceeds from sales of shares	30,973,658	27,899,331
Reinvestment of distributions	4,878,028	13,537,015
Cost of shares redeemed	(39,291,109)	(73,352,343)
Net increase (decrease) in net assets resulting from share transactions	(3,439,423)	(31,915,997)
Total increase (decrease) in net assets	28,365,623	(18,039,586)
Net Assets
Beginning of period	309,088,105	327,127,691
End of period	$337,453,728	$309,088,105
Other Information
Shares
Sold	408,897	356,153
Issued in reinvestment of distributions	72,353	175,977
Redeemed	(544,671)	(972,124)
Net increase (decrease)	(63,421)	(439,994)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Brokerage and Investment Management Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$74.99	$71.71	$84.47	$71.13	$54.65	$74.78
Income from Investment Operations
Net investment income (loss)B	.52	1.01	.77	1.15	.89	.72
Net realized and unrealized gain (loss)	8.94	5.70	(7.60)	17.88	16.44	(16.77)
Total from investment operations	9.46	6.71	(6.83)	19.03	17.33	(16.05)
Distributions from net investment income	(.07)	(.98)	(.96)	(.82)	(.83)	(.74)
Distributions from net realized gain	(1.23)	(2.45)	(4.96)	(4.87)	(.01)	(3.34)
Total distributions	(1.30)	(3.43)	(5.93)C	(5.69)	(.85)D	(4.08)
Redemption fees added to paid in capitalB	–	–	–	–E	–E	–E
Net asset value, end of period	$83.15	$74.99	$71.71	$84.47	$71.13	$54.65
Total ReturnF,G	13.02%	9.28%	(8.04)%	27.51%	31.76%	(22.23)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.77%	.78%	.79%	.82%	.79%
Expenses net of fee waivers, if any	.77%J	.77%	.77%	.79%	.82%	.79%
Expenses net of all reductions	.77%J	.77%	.77%	.78%	.80%	.78%
Net investment income (loss)	1.41%J	1.33%	1.01%	1.49%	1.43%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$337,454	$309,088	$327,128	$461,981	$405,283	$310,570
Portfolio turnover rateK	7%J	9%	30%	75%	146%	67%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $5.93 per share is comprised of distributions from net investment income of $.963 and distributions from net realized gain of $4.962 per share.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.831 and distributions from net realized gain of $.014 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity central Funds.

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
MasterCard, Inc. Class A	9.6
Visa, Inc. Class A	8.9
AGNC Investment Corp.	8.4
American Express Co.	6.7
Capital One Financial Corp.	5.9
Ally Financial, Inc.	5.4
Synchrony Financial	5.2
Discover Financial Services	4.2
OneMain Holdings, Inc.	3.9
MGIC Investment Corp.	3.5
61.7

Top Industries (% of fund's net assets)

As of August 31, 2020
Consumer Finance	43.6%
IT Services	24.0%
Mortgage Real Estate Investment Trusts	15.0%
Thrifts & Mortgage Finance	13.1%
Banks	3.3%
All Others*	1.0%

* Includes short-term investments and net other assets (liabilities).

Consumer Finance Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Banks - 3.3%
Diversified Banks - 0.5%
Wells Fargo & Co.	23,100	$557,865
Regional Banks - 2.8%
Huntington Bancshares, Inc.	53,400	502,494
PNC Financial Services Group, Inc.	3,900	433,680
Signature Bank	21,400	2,076,442
		3,012,616

TOTAL BANKS		3,570,481

Consumer Finance - 43.6%
Consumer Finance - 43.6%
Ally Financial, Inc.	253,300	5,795,504
American Express Co.	71,000	7,212,890
Capital One Financial Corp.	91,800	6,336,954
Credit Acceptance Corp. (a)(b)	9,375	3,626,250
Discover Financial Services	85,100	4,517,108
First Cash Financial Services, Inc.	41,211	2,462,357
Navient Corp.	232,000	2,108,880
OneMain Holdings, Inc.	141,219	4,106,649
Santander Consumer U.S.A. Holdings, Inc.	154,800	2,664,108
SLM Corp.	298,600	2,281,304
Synchrony Financial	225,500	5,594,655
		46,706,659
IT Services - 24.0%
Data Processing & Outsourced Services - 24.0%
Black Knight, Inc. (a)	12,700	1,068,070
Fidelity National Information Services, Inc.	12,010	1,811,709
FleetCor Technologies, Inc. (a)	400	100,580
Global Payments, Inc.	9,969	1,760,725
MasterCard, Inc. Class A	28,750	10,297,961
Network International Holdings PLC (c)	32,400	162,155
PayPal Holdings, Inc. (a)	4,900	1,000,286
Repay Holdings Corp. (a)	1,200	30,360
Visa, Inc. Class A	45,036	9,547,182
		25,779,028
Mortgage Real Estate Investment Trusts - 15.0%
Mortgage REITs - 15.0%
AGNC Investment Corp.	637,000	8,988,070
Annaly Capital Management, Inc.	294,215	2,162,480
MFA Financial, Inc.	429,500	1,151,060
New Residential Investment Corp.	353,350	2,734,929
Redwood Trust, Inc.	148,600	1,029,798
		16,066,337
Professional Services - 0.5%
Research & Consulting Services - 0.5%
Dun & Bradstreet Holdings, Inc. (a)	3,900	98,904
Equifax, Inc.	2,900	487,983
		586,887
Software - 0.0%
Application Software - 0.0%
nCino, Inc. (a)	200	18,590
Thrifts & Mortgage Finance - 13.1%
Thrifts & Mortgage Finance - 13.1%
Essent Group Ltd.	21,500	767,550
MGIC Investment Corp.	411,728	3,775,546
NMI Holdings, Inc. (a)	19,800	339,570
Pennymac Financial Services, Inc.	64,100	3,379,352
Radian Group, Inc.	5,065	78,204
TFS Financial Corp.	143,000	2,209,350
Washington Federal, Inc.	80,700	1,892,415
WSFS Financial Corp.	53,300	1,561,690
		14,003,677
TOTAL COMMON STOCKS
(Cost $93,353,954)		106,731,659

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.12% (d)	158,709	158,740
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	3,234,894	3,235,218
TOTAL MONEY MARKET FUNDS
(Cost $3,393,958)		3,393,958
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $96,747,912)		110,125,617
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(2,894,977)
NET ASSETS - 100%		$107,230,640

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $162,155 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,401
Fidelity Securities Lending Cash Central Fund	8,270
Total	$9,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$106,731,659	$106,731,659	$--	$--
Money Market Funds	3,393,958	3,393,958	--	--
Total Investments in Securities:	$110,125,617	$110,125,617	$--	$--

See accompanying notes which are an integral part of the financial statements.

Consumer Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,668,920) — See accompanying schedule: Unaffiliated issuers (cost $93,353,954)	$106,731,659
Fidelity Central Funds (cost $3,393,958)	3,393,958
Total Investment in Securities (cost $96,747,912)		$110,125,617
Receivable for investments sold		749,145
Receivable for fund shares sold		101,078
Dividends receivable		137,747
Distributions receivable from Fidelity Central Funds		2,884
Prepaid expenses		818
Other receivables		2,019
Total assets		111,119,308
Liabilities
Payable for investments purchased	$269,037
Payable for fund shares redeemed	293,533
Accrued management fee	47,697
Other affiliated payables	27,229
Other payables and accrued expenses	16,797
Collateral on securities loaned	3,234,375
Total liabilities		3,888,668
Net Assets		$107,230,640
Net Assets consist of:
Paid in capital		$101,367,933
Total accumulated earnings (loss)		5,862,707
Net Assets		$107,230,640
Net Asset Value, offering price and redemption price per share ($107,230,640 ÷ 7,584,924 shares)		$14.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$1,835,076
Income from Fidelity Central Funds (including $8,270 from security lending)		9,671
Total income		1,844,747
Expenses
Management fee	$282,756
Transfer agent fees	145,433
Accounting fees	20,675
Custodian fees and expenses	2,635
Independent trustees' fees and expenses	390
Registration fees	22,528
Audit	17,791
Legal	1,360
Miscellaneous	4,313
Total expenses before reductions	497,881
Expense reductions	(5,451)
Total expenses after reductions		492,430
Net investment income (loss)		1,352,317
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,269,739)
Fidelity Central Funds	755
Foreign currency transactions	82
Total net realized gain (loss)		(8,268,902)
Change in net unrealized appreciation (depreciation) on investment securities		(13,118,076)
Net gain (loss)		(21,386,978)
Net increase (decrease) in net assets resulting from operations		$(20,034,661)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,352,317	$3,451,870
Net realized gain (loss)	(8,268,902)	(62,773)
Change in net unrealized appreciation (depreciation)	(13,118,076)	782,674
Net increase (decrease) in net assets resulting from operations	(20,034,661)	4,171,771
Distributions to shareholders	(455,155)	(2,870,396)
Share transactions
Proceeds from sales of shares	29,196,351	141,915,304
Reinvestment of distributions	436,752	2,749,682
Cost of shares redeemed	(50,159,980)	(100,053,055)
Net increase (decrease) in net assets resulting from share transactions	(20,526,877)	44,611,931
Total increase (decrease) in net assets	(41,016,693)	45,913,306
Net Assets
Beginning of period	148,247,333	102,334,027
End of period	$107,230,640	$148,247,333
Other Information
Shares
Sold	2,425,832	8,358,702
Issued in reinvestment of distributions	39,597	154,483
Redeemed	(4,013,270)	(5,856,956)
Net increase (decrease)	(1,547,841)	2,656,229

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Finance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$15.80	$16.29	$14.02	$10.94	$14.01
Income from Investment Operations
Net investment income (loss)B	.16	.39	.24	.20	.21	.20
Net realized and unrealized gain (loss)	(2.20)	.35	.43	2.33C	3.38	(1.99)
Total from investment operations	(2.04)	.74	.67	2.53	3.59	(1.79)
Distributions from net investment income	(.05)	(.31)	(.20)	(.26)	(.23)	(.20)
Distributions from net realized gain	–	(.01)	(.95)	–	(.28)	(1.08)
Total distributions	(.05)	(.31)D	(1.16)E	(.26)	(.51)	(1.28)
Redemption fees added to paid in capitalB	–	–	–	–F	–F	–F
Net asset value, end of period	$14.14	$16.23	$15.80	$16.29	$14.02	$10.94
Total ReturnG,H	(12.47)%	4.54%	4.83%	18.07%C	33.57%	(14.01)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.93%K	.86%	.87%	.90%	.94%	.90%
Expenses net of fee waivers, if any	.93%K	.86%	.87%	.89%	.94%	.89%
Expenses net of all reductions	.92%K	.85%	.86%	.89%	.93%	.89%
Net investment income (loss)	2.54%K	2.29%	1.57%	1.38%	1.72%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$107,231	$148,247	$102,334	$104,105	$101,823	$86,643
Portfolio turnover rateL	15%K	20%	32%	81%	44%	48%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.28 per share. Excluding these litigation proceeds, the total return would have been 16.18%.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.008 per share.

 E Total distributions of $1.16 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.954 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Citigroup, Inc.	6.3
Bank of America Corp.	6.0
Morgan Stanley	5.8
The Travelers Companies, Inc.	5.4
Wells Fargo & Co.	4.9
Capital One Financial Corp.	3.4
U.S. Bancorp	2.7
Arthur J. Gallagher & Co.	2.6
Truist Financial Corp.	2.6
American International Group, Inc.	2.3
42.0

Top Industries (% of fund's net assets)

As of August 31, 2020
Banks	33.6%
Insurance	23.0%
Capital Markets	21.3%
Consumer Finance	6.9%
Thrifts & Mortgage Finance	4.4%
All Others*	10.8%

* Includes short-term investments and net other assets (liabilities).

Financial Services Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Banks - 33.6%
Diversified Banks - 19.9%
Bank of America Corp.	958,300	$24,666,642
Citigroup, Inc.	512,000	26,173,438
U.S. Bancorp	309,300	11,258,520
Wells Fargo & Co.	847,890	20,476,544
		82,575,144
Regional Banks - 13.7%
Ameris Bancorp	72,800	1,785,056
Bank OZK	147,000	3,386,880
BOK Financial Corp.	28,500	1,599,990
Cadence Bancorp Class A	250,700	2,381,650
East West Bancorp, Inc.	61,000	2,243,580
First Horizon National Corp.	477,100	4,556,305
First Interstate Bancsystem, Inc.	94,100	3,086,480
Great Western Bancorp, Inc.	79,100	1,101,863
Huntington Bancshares, Inc.	644,600	6,065,686
KeyCorp	258,300	3,182,256
M&T Bank Corp.	43,800	4,522,788
Regions Financial Corp.	89,900	1,039,244
Signature Bank	30,700	2,978,821
Truist Financial Corp.	273,318	10,607,472
WesBanco, Inc.	109,300	2,428,646
Wintrust Financial Corp.	90,700	3,947,264
Zions Bancorp NA	49,100	1,579,056
		56,493,037

TOTAL BANKS		139,068,181

Capital Markets - 21.3%
Asset Management & Custody Banks - 9.0%
Affiliated Managers Group, Inc.	58,500	4,016,025
AllianceBernstein Holding LP	211,273	6,019,168
Bank of New York Mellon Corp.	210,200	7,773,196
Brookfield Asset Management, Inc. Class A	204,500	6,899,830
Northern Trust Corp.	58,300	4,774,187
State Street Corp.	112,700	7,673,743
		37,156,149
Financial Exchanges & Data - 2.3%
Cboe Global Markets, Inc.	105,200	9,656,308
Investment Banking & Brokerage - 10.0%
Goldman Sachs Group, Inc.	34,500	7,068,015
Morgan Stanley	460,700	24,076,182
Raymond James Financial, Inc.	63,600	4,815,792
Virtu Financial, Inc. Class A	220,400	5,692,932
		41,652,921

TOTAL CAPITAL MARKETS		88,465,378

Consumer Finance - 6.9%
Consumer Finance - 6.9%
Capital One Financial Corp.	203,700	14,061,411
Discover Financial Services	105,800	5,615,864
OneMain Holdings, Inc.	151,400	4,402,712
SLM Corp.	579,500	4,427,380
		28,507,367
Diversified Financial Services - 3.1%
Multi-Sector Holdings - 3.1%
Berkshire Hathaway, Inc. Class B (a)	31,600	6,890,064
Cannae Holdings, Inc. (a)	155,290	5,859,092
		12,749,156
Insurance - 23.0%
Insurance Brokers - 4.9%
Arthur J. Gallagher & Co.	101,100	10,645,830
Willis Towers Watson PLC	47,269	9,715,198
		20,361,028
Life & Health Insurance - 3.5%
CNO Financial Group, Inc. (b)	278,400	4,537,920
MetLife, Inc.	169,900	6,534,354
Primerica, Inc.	26,800	3,345,980
		14,418,254
Multi-Line Insurance - 5.1%
American International Group, Inc.	337,800	9,843,492
Assurant, Inc.	53,900	6,552,084
Hartford Financial Services Group, Inc.	125,000	5,056,250
		21,451,826
Property & Casualty Insurance - 9.5%
Allstate Corp.	74,200	6,900,600
First American Financial Corp.	109,700	5,766,929
Old Republic International Corp.	260,800	4,201,488
The Travelers Companies, Inc.	193,600	22,465,344
		39,334,361

TOTAL INSURANCE		95,565,469

IT Services - 3.5%
Data Processing & Outsourced Services - 3.5%
Black Knight, Inc. (a)	32,800	2,758,480
Computer Services, Inc.	38,681	2,340,201
Fidelity National Information Services, Inc.	31,000	4,676,350
Visa, Inc. Class A	23,300	4,939,367
		14,714,398
Mortgage Real Estate Investment Trusts - 2.3%
Mortgage REITs - 2.3%
AGNC Investment Corp.	668,600	9,433,946
Professional Services - 1.6%
Research & Consulting Services - 1.6%
Dun & Bradstreet Holdings, Inc. (a)	14,800	375,328
Equifax, Inc.	36,700	6,175,509
		6,550,837
Thrifts & Mortgage Finance - 4.4%
Thrifts & Mortgage Finance - 4.4%
Essent Group Ltd.	230,000	8,211,000
MGIC Investment Corp.	622,500	5,708,325
NMI Holdings, Inc. (a)	248,700	4,265,205
		18,184,530
TOTAL COMMON STOCKS
(Cost $418,630,748)		413,239,262

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.12% (c)	630,066	630,192
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	476,241	476,289
TOTAL MONEY MARKET FUNDS
(Cost $1,106,481)		1,106,481
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $419,737,229)		414,345,743
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,922)
NET ASSETS - 100%		$414,287,821

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,924
Fidelity Securities Lending Cash Central Fund	1,806
Total	$3,730

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$413,239,262	$413,239,262	$--	$--
Money Market Funds	1,106,481	1,106,481	--	--
Total Investments in Securities:	$414,345,743	$414,345,743	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $450,271) — See accompanying schedule: Unaffiliated issuers (cost $418,630,748)	$413,239,262
Fidelity Central Funds (cost $1,106,481)	1,106,481
Total Investment in Securities (cost $419,737,229)		$414,345,743
Receivable for investments sold		838,470
Receivable for fund shares sold		636,400
Dividends receivable		868,553
Distributions receivable from Fidelity Central Funds		286
Prepaid expenses		8,194
Other receivables		12,000
Total assets		416,709,646
Liabilities
Payable for fund shares redeemed	$1,665,050
Accrued management fee	184,284
Other affiliated payables	77,431
Other payables and accrued expenses	18,546
Collateral on securities loaned	476,514
Total liabilities		2,421,825
Net Assets		$414,287,821
Net Assets consist of:
Paid in capital		$428,130,891
Total accumulated earnings (loss)		(13,843,070)
Net Assets		$414,287,821
Net Asset Value, offering price and redemption price per share ($414,287,821 ÷ 50,261,076 shares)		$8.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$6,720,794
Income from Fidelity Central Funds (including $1,806 from security lending)		3,730
Total income		6,724,524
Expenses
Management fee	$1,043,609
Transfer agent fees	380,375
Accounting fees	76,352
Custodian fees and expenses	5,315
Independent trustees' fees and expenses	1,373
Registration fees	25,005
Audit	20,586
Legal	966
Miscellaneous	9,648
Total expenses before reductions	1,563,229
Expense reductions	(25,559)
Total expenses after reductions		1,537,670
Net investment income (loss)		5,186,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,182,767)
Fidelity Central Funds	(467)
Foreign currency transactions	(18,992)
Total net realized gain (loss)		(13,202,226)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,673,813)
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		(34,673,828)
Net gain (loss)		(47,876,054)
Net increase (decrease) in net assets resulting from operations		$(42,689,200)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,186,854	$9,837,410
Net realized gain (loss)	(13,202,226)	50,080,923
Change in net unrealized appreciation (depreciation)	(34,673,828)	(38,602,945)
Net increase (decrease) in net assets resulting from operations	(42,689,200)	21,315,388
Distributions to shareholders	(20,868,602)	(30,387,187)
Share transactions
Proceeds from sales of shares	90,824,161	94,490,608
Reinvestment of distributions	19,783,647	28,305,777
Cost of shares redeemed	(116,098,846)	(188,816,638)
Net increase (decrease) in net assets resulting from share transactions	(5,491,038)	(66,020,253)
Total increase (decrease) in net assets	(69,048,840)	(75,092,052)
Net Assets
Beginning of period	483,336,661	558,428,713
End of period	$414,287,821	$483,336,661
Other Information
Shares
Sold	11,762,224	8,971,280
Issued in reinvestment of distributions	2,770,819	2,601,634
Redeemed	(15,200,873)	(18,497,880)
Net increase (decrease)	(667,830)	(6,924,966)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Financial Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$9.65	$11.67	$10.31	$7.50	$8.88
Income from Investment Operations
Net investment income (loss)C	.10	.19	.14	.09	.10	.09
Net realized and unrealized gain (loss)	(.92)	.26	(1.04)	1.76	2.81	(1.33)
Total from investment operations	(.82)	.45	(.90)	1.85	2.91	(1.24)
Distributions from net investment income	(.04)	(.16)	(.14)	(.07)	(.10)	(.08)
Distributions from net realized gain	(.39)	(.45)	(.98)	(.42)	–	(.06)
Total distributions	(.43)	(.61)	(1.12)	(.49)	(.10)	(.14)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$8.24	$9.49	$9.65	$11.67	$10.31	$7.50
Total ReturnE,F	(7.99)%	3.81%	(6.91)%	18.33%	38.78%	(14.18)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.77%	.76%	.77%	.77%	.76%
Expenses net of fee waivers, if any	.79%I	.77%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.78%I	.76%	.75%	.76%	.76%	.75%
Net investment income (loss)	2.64%I	1.81%	1.28%	.87%	1.10%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$414,288	$483,337	$558,429	$1,308,254	$1,019,656	$1,043,574
Portfolio turnover rateJ	68%I	61%K	49%K	54%	84%K	55%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
The Travelers Companies, Inc.	10.1
Chubb Ltd.	9.2
Marsh & McLennan Companies, Inc.	8.2
Berkshire Hathaway, Inc. Class B	6.2
American International Group, Inc.	5.6
Allstate Corp.	4.9
Progressive Corp.	4.7
Aon PLC	4.6
MetLife, Inc.	4.5
Willis Towers Watson PLC	4.4
62.4

Top Industries (% of fund's net assets)

As of August 31, 2020
Insurance	86.0%
Diversified Financial Services	8.5%
Capital Markets	4.2%
IT Services	0.8%
Consumer Finance	0.4%
All Others*	0.1%

* Includes short-term investments and net other assets (liabilities).

Insurance Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Capital Markets - 4.2%
Asset Management & Custody Banks - 4.2%
Apollo Global Management LLC Class A	51,344	$2,406,493
Ares Management Corp.	101,314	4,098,151
BlackRock, Inc. Class A	1,300	772,447
		7,277,091
Consumer Finance - 0.4%
Consumer Finance - 0.4%
OneMain Holdings, Inc.	21,800	633,944
Diversified Financial Services - 8.5%
Multi-Sector Holdings - 6.5%
Berkshire Hathaway, Inc. Class B (a)	49,000	10,683,960
Cannae Holdings, Inc. (a)	15,399	581,004
		11,264,964
Other Diversified Financial Services - 2.0%
Voya Financial, Inc.	64,600	3,353,386

TOTAL DIVERSIFIED FINANCIAL SERVICES		14,618,350

Insurance - 85.9%
Insurance Brokers - 24.3%
Aon PLC	39,700	7,939,603
Arthur J. Gallagher & Co.	70,300	7,402,590
Brown & Brown, Inc.	105,300	4,885,920
Marsh & McLennan Companies, Inc.	122,200	14,042,002
Willis Towers Watson PLC	36,928	7,589,812
		41,859,927
Life & Health Insurance - 15.4%
AFLAC, Inc.	56,400	2,048,448
Athene Holding Ltd. (a)	17,400	636,144
CNO Financial Group, Inc.	167,700	2,733,510
Globe Life, Inc.	11,200	923,776
MetLife, Inc.	200,575	7,714,115
Primerica, Inc.	25,100	3,133,735
Principal Financial Group, Inc.	72,300	3,044,553
Prudential Financial, Inc.	56,089	3,801,152
Prudential PLC	35,800	577,145
Unum Group	105,161	1,943,375
		26,555,953
Multi-Line Insurance - 9.2%
American International Group, Inc.	331,850	9,670,109
Assurant, Inc.	17,600	2,139,456
China Pacific Insurance (Group) Co. Ltd. (H Shares)	169,600	470,483
Hartford Financial Services Group, Inc.	68,600	2,774,870
Zurich Insurance Group Ltd.	2,206	815,663
		15,870,581
Property & Casualty Insurance - 36.6%
Allstate Corp.	91,400	8,500,200
Arch Capital Group Ltd. (a)	116,700	3,680,718
Assured Guaranty Ltd.	66,600	1,428,570
Chubb Ltd.	127,205	15,900,625
First American Financial Corp.	38,700	2,034,459
FNF Group	63,400	2,081,422
Loews Corp.	58,500	2,097,810
Markel Corp. (a)	1,820	1,978,031
Mercury General Corp.	200	8,946
Progressive Corp.	84,600	8,040,384
The Travelers Companies, Inc.	149,600	17,359,585
		63,110,750
Reinsurance - 0.4%
Everest Re Group Ltd.	3,300	726,264
Maiden Holdings Ltd. (a)	400	508
		726,772

TOTAL INSURANCE		148,123,983

IT Services - 0.8%
Data Processing & Outsourced Services - 0.8%
Black Knight, Inc. (a)	17,757	1,493,364
TOTAL COMMON STOCKS
(Cost $105,185,642)		172,146,732

Nonconvertible Preferred Stocks - 0.1%
Insurance - 0.1%
Life & Health Insurance - 0.1%
Globe Life, Inc. 6.125%
(Cost $73,591)	2,959	82,171

Money Market Funds - 0.4%
Fidelity Cash Central Fund 0.12% (b)
(Cost $675,207)	675,072	675,207
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $105,934,440)		172,904,110
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(461,571)
NET ASSETS - 100%		$172,442,539

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$705
Fidelity Securities Lending Cash Central Fund	448
Total	$1,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$172,146,732	$170,283,441	$1,863,291	$--
Nonconvertible Preferred Stocks	82,171	82,171	--	--
Money Market Funds	675,207	675,207	--	--
Total Investments in Securities:	$172,904,110	$171,040,819	$1,863,291	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.4%
Switzerland	9.7%
Ireland	4.6%
Bermuda	3.7%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $105,259,233)	$172,228,903
Fidelity Central Funds (cost $675,207)	675,207
Total Investment in Securities (cost $105,934,440)		$172,904,110
Receivable for fund shares sold		122,605
Dividends receivable		392,194
Distributions receivable from Fidelity Central Funds		100
Prepaid expenses		2,281
Other receivables		1,946
Total assets		173,423,236
Liabilities
Payable for fund shares redeemed	$847,989
Accrued management fee	77,795
Other affiliated payables	38,214
Other payables and accrued expenses	16,699
Total liabilities		980,697
Net Assets		$172,442,539
Net Assets consist of:
Paid in capital		$100,900,496
Total accumulated earnings (loss)		71,542,043
Net Assets		$172,442,539
Net Asset Value, offering price and redemption price per share ($172,442,539 ÷ 3,271,608 shares)		$52.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$2,247,221
Income from Fidelity Central Funds (including $448 from security lending)		1,153
Total income		2,248,374
Expenses
Management fee	$461,036
Transfer agent fees	198,938
Accounting fees	33,710
Custodian fees and expenses	2,129
Independent trustees' fees and expenses	618
Registration fees	15,605
Audit	17,793
Legal	155
Miscellaneous	5,348
Total expenses before reductions	735,332
Expense reductions	(3,332)
Total expenses after reductions		732,000
Net investment income (loss)		1,516,374
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,578,859
Fidelity Central Funds	(235)
Foreign currency transactions	140
Total net realized gain (loss)		3,578,764
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(18,020,653)
Assets and liabilities in foreign currencies	3,778
Total change in net unrealized appreciation (depreciation)		(18,016,875)
Net gain (loss)		(14,438,111)
Net increase (decrease) in net assets resulting from operations		$(12,921,737)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,516,374	$3,416,133
Net realized gain (loss)	3,578,764	16,442,918
Change in net unrealized appreciation (depreciation)	(18,016,875)	(7,312,578)
Net increase (decrease) in net assets resulting from operations	(12,921,737)	12,546,473
Distributions to shareholders	(9,329,993)	(16,441,347)
Share transactions
Proceeds from sales of shares	19,937,519	122,036,657
Reinvestment of distributions	8,855,522	15,592,643
Cost of shares redeemed	(53,637,893)	(137,276,331)
Net increase (decrease) in net assets resulting from share transactions	(24,844,852)	352,969
Total increase (decrease) in net assets	(47,096,582)	(3,541,905)
Net Assets
Beginning of period	219,539,121	223,081,026
End of period	$172,442,539	$219,539,121
Other Information
Shares
Sold	410,261	1,926,289
Issued in reinvestment of distributions	193,479	255,136
Redeemed	(1,088,881)	(2,188,784)
Net increase (decrease)	(485,141)	(7,359)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Insurance Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$58.44	$59.27	$78.49	$80.60	$63.15	$66.87
Income from Investment Operations
Net investment income (loss)B	.43	.87	.98	1.08	.99	.89
Net realized and unrealized gain (loss)	(3.49)	2.77	(2.40)	6.76	18.64	(2.50)
Total from investment operations	(3.06)	3.64	(1.42)	7.84	19.63	(1.61)
Distributions from net investment income	(.13)	(.91)	(1.16)	(.96)	(.89)	(.74)
Distributions from net realized gain	(2.54)	(3.56)	(16.63)	(8.99)	(1.29)	(1.37)
Total distributions	(2.67)	(4.47)	(17.80)C	(9.95)	(2.18)	(2.11)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$52.71	$58.44	$59.27	$78.49	$80.60	$63.15
Total ReturnE,F	(4.54)%	5.95%	(.29)%	9.62%	31.60%	(2.54)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.81%	.82%	.79%	.80%	.80%
Expenses net of fee waivers, if any	.85%I	.81%	.81%	.79%	.79%	.80%
Expenses net of all reductions	.84%I	.80%	.81%	.79%	.79%	.80%
Net investment income (loss)	1.75%I	1.37%	1.48%	1.30%	1.37%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$172,443	$219,539	$223,081	$341,743	$647,787	$459,854
Portfolio turnover rateJ	17%I	28%	9%	21%	16%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $17.80 per share is comprised of distributions from net investment income of $1.162 and distributions from net realized gain of $16.633 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Consumer Finance Portfolio, Financial Services Portfolio, and Insurance Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Brokerage and Investment Management Portfolio, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Brokerage and Investment Management Portfolio	$44,448

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, equity-debt classifications, redemptions in kind, partnerships, deferred trustees compensation, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Banking Portfolio	$350,390,372	$27,778,288	$(76,624,703)	$(48,846,415)
Brokerage and Investment Management Portfolio	231,163,552	118,063,509	(12,050,498)	106,013,011
Consumer Finance Portfolio	97,218,000	29,841,454	(16,933,837)	12,907,617
Financial Services Portfolio	422,285,476	47,257,513	(55,197,246)	(7,939,733)
Insurance Portfolio	106,409,213	69,143,900	(2,649,003)	66,494,897

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	65,826,469	51,409,688
Brokerage and Investment Management Portfolio	10,682,674	18,318,357
Consumer Finance Portfolio	8,148,161	27,171,350
Financial Services Portfolio	137,365,357	158,495,606
Insurance Portfolio	15,297,976	44,859,876

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.23%	.53%
Brokerage and Investment Management Portfolio	.30%	.23%	.53%
Consumer Finance Portfolio	.30%	.23%	.53%
Financial Services Portfolio	.30%	.23%	.53%
Insurance Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.21%
Brokerage and Investment Management Portfolio	.17%
Consumer Finance Portfolio	.27%
Financial Services Portfolio	.19%
Insurance Portfolio	.23%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Banking Portfolio	.04
Brokerage and Investment Management Portfolio	.04
Consumer Finance Portfolio	.04
Financial Services Portfolio	.04
Insurance Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$2,487
Brokerage and Investment Management Portfolio	168
Consumer Finance Portfolio	1,015
Financial Services Portfolio	4,605
Insurance Portfolio	370

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 2,278,421 shares of the Financial Services Portfolio were redeemed in-kind for investments and cash with a value of $22,465,229. The Fund had a net realized gain of $4,465,779 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Financial Services Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Banking Portfolio	$428
Brokerage and Investment Management Portfolio	386
Consumer Finance Portfolio	162
Financial Services Portfolio	559
Insurance Portfolio	252

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, an affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Banking Portfolio	$343	$–
Brokerage and Investment Management Portfolio	$173	$–
Consumer Finance Portfolio	$720	$–
Financial Services Portfolio	$166	$1
Insurance Portfolio	$46	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Brokerage service rebates
Banking Portfolio	$16,884
Brokerage and Investment Management Portfolio	736
Consumer Finance Portfolio	5,122
Financial Services Portfolio	24,429
Insurance Portfolio	2,830

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Banking Portfolio	$1,023
Brokerage and Investment Management Portfolio	687
Consumer Finance Portfolio	329
Financial Services Portfolio	1,130
Insurance Portfolio	502

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Banking Portfolio	.82%
Actual		$1,000.00	$806.50	$3.73
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Brokerage and Investment Management Portfolio	.77%
Actual		$1,000.00	$1,130.20	$4.13
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Consumer Finance Portfolio	.93%
Actual		$1,000.00	$875.30	$4.40
Hypothetical-C		$1,000.00	$1,020.52	$4.74
Financial Services Portfolio	.79%
Actual		$1,000.00	$920.10	$3.82
Hypothetical-C		$1,000.00	$1,021.22	$4.02
Insurance Portfolio	.85%
Actual		$1,000.00	$954.60	$4.19
Hypothetical-C		$1,000.00	$1,020.92	$4.33

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELFIN-SANN-1020
1.813666.115

Fidelity® Select Portfolios®
Industrials Sector

Air Transportation Portfolio

Defense and Aerospace Portfolio

Environment and Alternative Energy Portfolio

Industrials Portfolio

Transportation Portfolio

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Air Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Defense and Aerospace Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Environment and Alternative Energy Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Industrials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Transportation Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Air Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
United Parcel Service, Inc. Class B	9.6
Southwest Airlines Co.	9.3
FedEx Corp.	6.8
Delta Air Lines, Inc.	6.2
Expeditors International of Washington, Inc.	5.5
Raytheon Technologies Corp.	5.4
United Airlines Holdings, Inc.	3.9
The Boeing Co.	3.8
Alaska Air Group, Inc.	3.7
TransDigm Group, Inc.	3.6
57.8

Top Industries (% of fund's net assets)

As of August 31, 2020
Airlines	33.9%
Aerospace & Defense	28.2%
Air Freight & Logistics	27.3%
Machinery	3.4%
Road & Rail	2.7%
All Others*	4.5%

* Includes short-term investments and net other assets (liabilities).

Air Transportation Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Aerospace & Defense - 28.2%
Aerospace & Defense - 28.2%
CAE, Inc.	331,800	$5,260,570
Elbit Systems Ltd. (Israel)	9,600	1,296,427
HEICO Corp. Class A	45,200	4,039,976
Heroux-Devtek, Inc. (a)	169,000	1,328,056
Howmet Aerospace, Inc.	121,800	2,133,936
Huntington Ingalls Industries, Inc.	5,800	878,816
Moog, Inc. Class A	78,700	4,744,823
Northrop Grumman Corp.	11,800	4,042,798
Raytheon Technologies Corp.	246,000	15,006,000
Spirit AeroSystems Holdings, Inc. Class A	8,604	176,898
Teledyne Technologies, Inc. (a)	27,600	8,655,636
Textron, Inc.	199,500	7,866,285
The Boeing Co.	62,210	10,688,922
TransDigm Group, Inc.	19,900	9,943,433
Virgin Galactic Holdings, Inc. (a)(b)	123,100	2,203,490
		78,266,066
Air Freight & Logistics - 27.3%
Air Freight & Logistics - 27.3%
Air Transport Services Group, Inc. (a)	363,600	9,242,712
Atlas Air Worldwide Holdings, Inc. (a)	24,300	1,370,277
C.H. Robinson Worldwide, Inc.	6,200	609,460
Cargojet, Inc.	3,500	477,633
Echo Global Logistics, Inc. (a)	71,900	1,964,308
Expeditors International of Washington, Inc.	170,600	15,079,334
FedEx Corp.	86,200	18,950,208
Hub Group, Inc. Class A (a)	26,700	1,437,528
United Parcel Service, Inc. Class B	161,950	26,498,257
		75,629,717
Airlines - 33.9%
Airlines - 33.9%
Air Canada (a)	487,700	6,580,688
Alaska Air Group, Inc.	260,100	10,130,895
Allegiant Travel Co. (b)	28,300	3,639,380
American Airlines Group, Inc. (b)	237,100	3,094,155
Copa Holdings SA Class A	40,900	2,177,925
Dart Group PLC	39,900	380,821
Delta Air Lines, Inc.	560,602	17,294,572
Hawaiian Holdings, Inc. (b)	300	4,032
JetBlue Airways Corp. (a)	468,900	5,401,728
Mesa Air Group, Inc. (a)	104,400	382,104
SkyWest, Inc.	240,600	8,096,190
Southwest Airlines Co.	682,100	25,633,318
Spirit Airlines, Inc. (a)(b)	11,500	205,620
United Airlines Holdings, Inc. (a)	300,400	10,814,400
		93,835,828
Building Products - 0.1%
Building Products - 0.1%
Carrier Global Corp.	7,370	219,995
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Points International Ltd. (a)	156,200	1,669,778
IT Services - 0.8%
IT Consulting & Other Services - 0.8%
CACI International, Inc. Class A (a)	9,800	2,295,062
Machinery - 3.4%
Industrial Machinery - 3.4%
Otis Worldwide Corp.	3,685	231,787
Park-Ohio Holdings Corp.	47,990	759,202
RBC Bearings, Inc. (a)	32,200	4,251,688
Woodward, Inc.	49,700	4,258,793
		9,501,470
Professional Services - 0.6%
Research & Consulting Services - 0.6%
FTI Consulting, Inc. (a)	15,400	1,767,304
Road & Rail - 2.7%
Railroads - 0.8%
Canadian Pacific Railway Ltd.	1,600	473,358
CSX Corp.	9,600	734,016
Union Pacific Corp.	6,000	1,154,640
		2,362,014
Trucking - 1.9%
Landstar System, Inc.	12,400	1,650,316
Ryder System, Inc.	3,400	139,060
TFI International, Inc.	66,500	2,941,960
U.S.A. Truck, Inc. (a)	15,400	171,710
Universal Logistics Holdings, Inc.	13,800	296,700
		5,199,746

TOTAL ROAD & RAIL		7,561,760

Trading Companies & Distributors - 0.1%
Trading Companies & Distributors - 0.1%
Willis Lease Finance Corp. (a)	6,000	128,280
TOTAL COMMON STOCKS
(Cost $231,693,154)		270,875,260

Money Market Funds - 4.2%
Fidelity Cash Central Fund 0.12% (c)	5,910,787	5,911,969
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	5,666,513	5,667,080
TOTAL MONEY MARKET FUNDS
(Cost $11,578,965)		11,579,049
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $243,272,119)		282,454,309
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(5,221,507)
NET ASSETS - 100%		$277,232,802

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,839
Fidelity Securities Lending Cash Central Fund	143,803
Total	$152,642

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$270,875,260	$270,875,260	$--	$--
Money Market Funds	11,579,049	11,579,049	--	--
Total Investments in Securities:	$282,454,309	$282,454,309	$--	$--

See accompanying notes which are an integral part of the financial statements.

Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,417,998) — See accompanying schedule: Unaffiliated issuers (cost $231,693,154)	$270,875,260
Fidelity Central Funds (cost $11,578,965)	11,579,049
Total Investment in Securities (cost $243,272,119)		$282,454,309
Receivable for investments sold		2,035,636
Receivable for fund shares sold		1,695,292
Dividends receivable		342,101
Distributions receivable from Fidelity Central Funds		21,158
Prepaid expenses		2,699
Other receivables		662
Total assets		286,551,857
Liabilities
Payable to custodian bank	$114
Payable for investments purchased	2,386,481
Payable for fund shares redeemed	1,068,320
Accrued management fee	116,873
Other affiliated payables	59,392
Other payables and accrued expenses	21,500
Collateral on securities loaned	5,666,375
Total liabilities		9,319,055
Net Assets		$277,232,802
Net Assets consist of:
Paid in capital		$266,808,546
Total accumulated earnings (loss)		10,424,256
Net Assets		$277,232,802
Net Asset Value, offering price and redemption price per share ($277,232,802 ÷ 5,357,427 shares)		$51.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$868,399
Income from Fidelity Central Funds (including $143,803 from security lending)		152,642
Total income		1,021,041
Expenses
Management fee	$579,330
Transfer agent fees	278,904
Accounting fees	42,380
Custodian fees and expenses	8,535
Independent trustees' fees and expenses	707
Registration fees	40,024
Audit	17,794
Legal	719
Miscellaneous	7,356
Total expenses before reductions	975,749
Expense reductions	(18,878)
Total expenses after reductions		956,871
Net investment income (loss)		64,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,199,804)
Fidelity Central Funds	597
Foreign currency transactions	1,246
Total net realized gain (loss)		(26,197,961)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	12,076,610
Assets and liabilities in foreign currencies	185
Total change in net unrealized appreciation (depreciation)		12,076,795
Net gain (loss)		(14,121,166)
Net increase (decrease) in net assets resulting from operations		$(14,056,996)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$64,170	$3,469,072
Net realized gain (loss)	(26,197,961)	25,989,344
Change in net unrealized appreciation (depreciation)	12,076,795	(62,958,416)
Net increase (decrease) in net assets resulting from operations	(14,056,996)	(33,500,000)
Distributions to shareholders	(5,293,284)	(26,369,146)
Share transactions
Proceeds from sales of shares	190,730,704	68,675,973
Reinvestment of distributions	5,072,639	25,095,120
Cost of shares redeemed	(115,315,400)	(124,669,961)
Net increase (decrease) in net assets resulting from share transactions	80,487,943	(30,898,868)
Total increase (decrease) in net assets	61,137,663	(90,768,014)
Net Assets
Beginning of period	216,095,139	306,863,153
End of period	$277,232,802	$216,095,139
Other Information
Shares
Sold	4,212,050	889,941
Issued in reinvestment of distributions	121,734	339,914
Redeemed	(2,535,219)	(1,681,395)
Net increase (decrease)	1,798,565	(451,540)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Air Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.72	$76.52	$82.64	$76.04	$60.60	$73.09
Income from Investment Operations
Net investment income (loss)B	.01	.90C	.54	.48D	.32	.18
Net realized and unrealized gain (loss)	(7.67)	(10.09)	1.73	13.85	15.61	(6.82)
Total from investment operations	(7.66)	(9.19)	2.27	14.33	15.93	(6.64)
Distributions from net investment income	(.32)	(.70)	(.48)	(.38)	(.25)	(.17)
Distributions from net realized gain	(1.00)	(5.92)	(7.91)	(7.36)	(.24)	(5.68)
Total distributions	(1.31)E	(6.61)F	(8.39)	(7.73)G	(.49)	(5.85)
Redemption fees added to paid in capitalB	–	–	–	–H	–H	–H
Net asset value, end of period	$51.75	$60.72	$76.52	$82.64	$76.04	$60.60
Total ReturnI,J	(12.09)%	(13.48)%	3.79%	19.07%	26.30%	(9.24)%
Ratios to Average Net AssetsK,L
Expenses before reductions	.89%M	.81%	.81%	.82%	.85%	.83%
Expenses net of fee waivers, if any	.89%M	.81%	.81%	.82%	.85%	.83%
Expenses net of all reductions	.87%M	.81%	.81%	.82%	.84%	.82%
Net investment income (loss)	.06%M	1.19%C	.70%	.59%D	.48%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$277,233	$216,095	$306,863	$382,530	$394,143	$325,630
Portfolio turnover rateN	124%M	95%	32%	86%	106%	97%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.54 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.22 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .31%.

 E Total distributions of $1.31 per share is comprised of distributions from net investment income of $.316 and distributions from net realized gain of $.995 per share.

 F Total distributions of $6.61 per share is comprised of distributions from net investment income of $.699 and distributions from net realized gain of $5.915 per share.

 G Total distributions of $7.73 per share is comprised of distributions from net investment income of $.377 and distributions from net realized gain of $7.357 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Northrop Grumman Corp.	15.6
TransDigm Group, Inc.	10.6
HEICO Corp. Class A	7.9
The Boeing Co.	6.9
Teledyne Technologies, Inc.	6.4
BWX Technologies, Inc.	5.1
General Dynamics Corp.	4.9
Moog, Inc. Class A	4.9
Lockheed Martin Corp.	4.9
Huntington Ingalls Industries, Inc.	4.0
71.2

Top Industries (% of fund's net assets)

As of August 31, 2020
Aerospace & Defense	90.5%
Machinery	4.4%
IT Services	3.2%
Trading Companies & Distributors	1.7%
All Others*	0.2%

* Includes short-term investments and net other assets (liabilities).

Defense and Aerospace Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Aerospace & Defense - 90.5%
Aerospace & Defense - 90.5%
Airbus Group NV	500,000	$41,118,795
Axon Enterprise, Inc. (a)	150,000	12,852,000
BWX Technologies, Inc.	1,645,000	91,478,450
CAE, Inc.	1,600,000	25,367,424
Curtiss-Wright Corp.	30,000	3,069,600
Elbit Systems Ltd. (b)	326,894	43,911,671
General Dynamics Corp.	600,000	89,610,000
HEICO Corp. Class A	1,600,000	143,008,000
Huntington Ingalls Industries, Inc.	475,400	72,032,608
Kaman Corp.	250,000	11,562,500
Kratos Defense & Security Solutions, Inc. (a)	3,500,000	68,425,000
Lockheed Martin Corp.	225,000	87,808,500
Moog, Inc. Class A	1,475,000	88,927,750
Northrop Grumman Corp.	825,000	282,653,250
Parsons Corp. (a)	1,250,000	41,575,000
Raytheon Technologies Corp.	1,000,000	61,000,000
Spirit AeroSystems Holdings, Inc. Class A	50,000	1,028,000
Teledyne Technologies, Inc. (a)	370,000	116,035,700
Textron, Inc.	100,000	3,943,000
The Boeing Co.	725,000	124,569,500
TransDigm Group, Inc.	385,000	192,372,950
Vectrus, Inc. (a)	479,844	20,830,028
Virgin Galactic Holdings, Inc. (a)(b)	800,000	14,320,000
		1,637,499,726
IT Services - 3.2%
IT Consulting & Other Services - 3.2%
CACI International, Inc. Class A (a)	250,000	58,547,500
Machinery - 4.4%
Industrial Machinery - 4.4%
ESCO Technologies, Inc.	100,000	8,992,000
RBC Bearings, Inc. (a)	90,000	11,883,600
Woodward, Inc.	675,000	57,840,750
		78,716,350
Trading Companies & Distributors - 1.7%
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	650,000	19,220,500
Air Lease Corp. Class A	400,000	12,432,000
		31,652,500
TOTAL COMMON STOCKS
(Cost $1,272,261,129)		1,806,416,076

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.12% (c)	10,209,402	10,211,444
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	16,093,187	16,094,796
TOTAL MONEY MARKET FUNDS
(Cost $26,306,240)		26,306,240
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,298,567,369)		1,832,722,316
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(23,375,836)
NET ASSETS - 100%		$1,809,346,480

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,606
Fidelity Securities Lending Cash Central Fund	257,218
Total	$259,824

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,806,416,076	$1,765,297,281	$41,118,795	$--
Money Market Funds	26,306,240	26,306,240	--	--
Total Investments in Securities:	$1,832,722,316	$1,791,603,521	$41,118,795	$--

See accompanying notes which are an integral part of the financial statements.

Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,925,338) — See accompanying schedule: Unaffiliated issuers (cost $1,272,261,129)	$1,806,416,076
Fidelity Central Funds (cost $26,306,240)	26,306,240
Total Investment in Securities (cost $1,298,567,369)		$1,832,722,316
Receivable for investments sold		8,560,963
Receivable for fund shares sold		1,065,731
Dividends receivable		3,608,350
Distributions receivable from Fidelity Central Funds		91,981
Prepaid expenses		21,377
Other receivables		109,404
Total assets		1,846,180,122
Liabilities
Payable for investments purchased	$8,701,419
Payable for fund shares redeemed	10,736,308
Accrued management fee	819,611
Other affiliated payables	357,437
Other payables and accrued expenses	123,929
Collateral on securities loaned	16,094,938
Total liabilities		36,833,642
Net Assets		$1,809,346,480
Net Assets consist of:
Paid in capital		$1,537,410,743
Total accumulated earnings (loss)		271,935,737
Net Assets		$1,809,346,480
Net Asset Value, offering price and redemption price per share ($1,809,346,480 ÷ 128,395,005 shares)		$14.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$7,292,550
Income from Fidelity Central Funds (including $257,218 from security lending)		259,824
Total income		7,552,374
Expenses
Management fee	$5,182,060
Transfer agent fees	1,995,510
Accounting fees	296,323
Custodian fees and expenses	8,936
Independent trustees' fees and expenses	7,339
Registration fees	48,303
Audit	17,869
Legal	1,920
Interest	9,100
Miscellaneous	59,228
Total expenses before reductions	7,626,588
Expense reductions	(44,477)
Total expenses after reductions		7,582,111
Net investment income (loss)		(29,737)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(246,681,041)
Fidelity Central Funds	(610)
Foreign currency transactions	18,613
Total net realized gain (loss)		(246,663,038)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(150,143,060)
Assets and liabilities in foreign currencies	(15,004)
Total change in net unrealized appreciation (depreciation)		(150,158,064)
Net gain (loss)		(396,821,102)
Net increase (decrease) in net assets resulting from operations		$(396,850,839)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(29,737)	$43,682,052
Net realized gain (loss)	(246,663,038)	96,143,855
Change in net unrealized appreciation (depreciation)	(150,158,064)	(188,436,207)
Net increase (decrease) in net assets resulting from operations	(396,850,839)	(48,610,300)
Distributions to shareholders	(52,505,082)	(79,290,455)
Share transactions
Proceeds from sales of shares	219,856,492	1,019,400,280
Reinvestment of distributions	49,624,011	75,052,031
Cost of shares redeemed	(739,737,124)	(1,032,851,200)
Net increase (decrease) in net assets resulting from share transactions	(470,256,621)	61,601,111
Total increase (decrease) in net assets	(919,612,542)	(66,299,644)
Net Assets
Beginning of period	2,728,959,022	2,795,258,666
End of period	$1,809,346,480	$2,728,959,022
Other Information
Shares
Sold	16,358,180	56,160,058
Issued in reinvestment of distributions	3,901,259	4,058,280
Redeemed	(56,179,884)	(57,771,315)
Net increase (decrease)	(35,920,445)	2,447,023

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Defense and Aerospace Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$16.61	$17.27	$18.45	$13.83	$10.81	$12.90
Income from Investment Operations
Net investment income (loss)C	–D	.27E	.11	.09F	.13G	.11
Net realized and unrealized gain (loss)	(2.17)	(.45)	.33	5.14	3.52	(1.47)
Total from investment operations	(2.17)	(.18)	.44	5.23	3.65	(1.36)
Distributions from net investment income	(.05)	(.22)	(.10)	(.07)	(.12)	(.10)
Distributions from net realized gain	(.30)	(.26)	(1.52)	(.54)	(.51)	(.63)
Total distributions	(.35)	(.48)	(1.62)	(.61)	(.63)	(.73)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$14.09	$16.61	$17.27	$18.45	$13.83	$10.81
Total ReturnH,I	(12.86)%	(1.32)%	3.57%	38.46%	34.36%	(11.08)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.78%L	.75%	.75%	.76%	.79%	.80%
Expenses net of fee waivers, if any	.78%L	.74%	.75%	.76%	.79%	.79%
Expenses net of all reductions	.78%L	.74%	.75%	.76%	.79%	.79%
Net investment income (loss)	- %L,M	1.49%E	.66%	.58%F	1.03%G	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,809,346	$2,728,959	$2,795,259	$3,073,789	$1,601,468	$885,398
Portfolio turnover rateN	33%L	40%	44%	32%	24%	52%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.18 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .48%.

 F Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.

 G Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount represents less than .005%.

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Tesla, Inc.	12.2
Honeywell International, Inc.	7.2
3M Co.	4.5
Danaher Corp.	4.5
Eaton Corp. PLC	4.0
Cummins, Inc.	3.6
TE Connectivity Ltd.	3.5
Trane Technologies PLC	3.3
Linde PLC	3.1
Dover Corp.	2.8
48.7

Top Industries (% of fund's net assets)

As of August 31, 2020
Energy Efficiency	52.3%
Miscellaneous Environmental	12.2%
Renewable & Alternative Energy	9.3%
Water Infrastructure & Technologies	9.0%
Environmental Support Services	7.7%
All Others*	9.5%

* Includes short-term investments and net other assets (liabilities).

Environment and Alternative Energy Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Energy Efficiency - 52.3%
Buildings Energy Efficiency - 12.6%
A.O. Smith Corp.	74,840	$3,664,915
Acuity Brands, Inc.	24,680	2,697,277
Carlisle Companies, Inc.	29,080	3,808,026
Comfort Systems U.S.A., Inc.	86,610	4,388,529
Owens Corning	48,630	3,289,333
Trane Technologies PLC	54,780	6,485,404
		24,333,484
Diversified Energy Efficiency - 7.2%
Honeywell International, Inc.	84,337	13,961,990
Industrial Energy Efficiency - 9.0%
EMCOR Group, Inc.	67,978	5,099,030
Linde PLC	24,070	6,011,242
Minerals Technologies, Inc.	38,970	1,977,728
Regal Beloit Corp.	44,034	4,353,201
		17,441,201
Power Network Efficiency - 6.7%
Eaton Corp. PLC	76,810	7,842,301
Hubbell, Inc. Class B	35,500	5,144,660
		12,986,961
Transport Energy Efficiency - 16.8%
BorgWarner, Inc.	120,810	4,903,678
Innospec, Inc.	52,817	3,944,902
Tesla, Inc. (a)	47,400	23,620,367
		32,468,947

TOTAL ENERGY EFFICIENCY		101,192,583

Environmental Support Services - 7.7%
Diversified Environmental - 7.7%
3M Co.	54,012	8,805,036
Air Products & Chemicals, Inc.	2,690	786,179
Dover Corp.	48,830	5,363,487
		14,954,702
Food Agriculture & Forestry - 1.0%
Logistics, Food Safety and Pac - 1.0%
Zoetis, Inc. Class A	11,750	1,881,175
Miscellaneous Environmental - 12.2%
Other Environmental - 1.8%
Accenture PLC Class A	10,170	2,440,088
Oracle Corp	18,530	1,060,287
		3,500,375
Other - 10.4%
American Express Co.	9,930	1,008,789
Amgen, Inc.	5,920	1,499,654
Bank of New York Mellon Corp.	29,210	1,080,186
BlackRock, Inc. Class A	4,320	2,566,901
HCA Holdings, Inc.	16,310	2,213,593
Microsoft Corp.	7,350	1,657,646
Procter & Gamble Co.	10,920	1,510,564
Reliance Steel & Aluminum Co.	26,720	2,802,126
Robert Half International, Inc.	44,840	2,385,488
Steelcase, Inc. Class A	176,230	1,841,604
Visa, Inc. Class A	6,650	1,409,734
		19,976,285

TOTAL MISCELLANEOUS ENVIRONMENTAL		23,476,660

Pollution Control - 3.6%
Pollution Control Solutions - 3.6%
Cummins, Inc.	33,862	7,017,900
Renewable & Alternative Energy - 9.3%
Biofuels - 2.0%
Cosan SA Industria e Comercio	260,370	3,956,521
Renewable Energy Developers an - 7.3%
Colbun SA	12,213,060	1,884,998
Empresa Nacional de Electricidad SA sponsored ADR	125,010	1,300,104
Enel SpA	147,330	1,334,102
Hollysys Automation Technologies Ltd.	89,061	964,531
Iberdrola SA	145,610	1,833,207
TE Connectivity Ltd.	69,700	6,733,020
		14,049,962

TOTAL RENEWABLE & ALTERNATIVE ENERGY		18,006,483

Waste Management & Technologies - 2.9%
Recycling and Value Added Wast - 2.9%
Schnitzer Steel Industries, Inc. Class A	143,050	2,823,807
Steel Dynamics, Inc.	95,550	2,820,636
		5,644,443
Water Infrastructure & Technologies - 9.0%
Diversified Water Infrastructu - 4.5%
Danaher Corp.	41,890	8,649,028
Water Infrastructure - 4.5%
Crane Co.	30,417	1,719,777
HD Supply Holdings, Inc. (a)	45,110	1,789,063
IDEX Corp.	29,480	5,313,180
		8,822,020

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		17,471,048

TOTAL COMMON STOCKS
(Cost $161,851,047)		189,644,994

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.12% (b)
(Cost $3,718,989)	3,718,246	3,718,989
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $165,570,036)		193,363,983
NET OTHER ASSETS (LIABILITIES) - 0.1%		200,300
NET ASSETS - 100%		$193,564,283

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,584
Fidelity Securities Lending Cash Central Fund	472
Total	$4,056

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$189,644,994	$188,310,892	$1,334,102	$--
Money Market Funds	3,718,989	3,718,989	--	--
Total Investments in Securities:	$193,363,983	$192,029,881	$1,334,102	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.7%
Ireland	11.7%
Switzerland	3.5%
Brazil	2.0%
Chile	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Environment and Alternative Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $161,851,047)	$189,644,994
Fidelity Central Funds (cost $3,718,989)	3,718,989
Total Investment in Securities (cost $165,570,036)		$193,363,983
Receivable for fund shares sold		323,305
Dividends receivable		455,691
Distributions receivable from Fidelity Central Funds		561
Prepaid expenses		1,413
Other receivables		6,846
Total assets		194,151,799
Liabilities
Payable for fund shares redeemed	$448,772
Accrued management fee	81,595
Transfer agent fee payable	34,381
Other affiliated payables	5,984
Other payables and accrued expenses	16,784
Total liabilities		587,516
Net Assets		$193,564,283
Net Assets consist of:
Paid in capital		$167,515,048
Total accumulated earnings (loss)		26,049,235
Net Assets		$193,564,283
Net Asset Value, offering price and redemption price per share ($193,564,283 ÷ 7,704,092 shares)		$25.12

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$1,912,967
Income from Fidelity Central Funds (including $472 from security lending)		4,056
Total income		1,917,023
Expenses
Management fee	$424,593
Transfer agent fees	202,204
Accounting fees	31,051
Custodian fees and expenses	2,841
Independent trustees' fees and expenses	524
Registration fees	18,417
Audit	25,313
Legal	125
Miscellaneous	5,445
Total expenses before reductions	710,513
Expense reductions	(9,689)
Total expenses after reductions		700,824
Net investment income (loss)		1,216,199
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,794,138)
Fidelity Central Funds	280
Foreign currency transactions	863
Total net realized gain (loss)		(2,792,995)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	24,589,170
Assets and liabilities in foreign currencies	5,930
Total change in net unrealized appreciation (depreciation)		24,595,100
Net gain (loss)		21,802,105
Net increase (decrease) in net assets resulting from operations		$23,018,304

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,216,199	$1,937,125
Net realized gain (loss)	(2,792,995)	11,966,522
Change in net unrealized appreciation (depreciation)	24,595,100	(20,698,037)
Net increase (decrease) in net assets resulting from operations	23,018,304	(6,794,390)
Distributions to shareholders	(12,152,720)	(4,290,450)
Share transactions
Proceeds from sales of shares	29,146,594	109,059,408
Reinvestment of distributions	11,518,139	4,066,285
Cost of shares redeemed	(39,422,466)	(81,544,645)
Net increase (decrease) in net assets resulting from share transactions	1,242,267	31,581,048
Total increase (decrease) in net assets	12,107,851	20,496,208
Net Assets
Beginning of period	181,456,432	160,960,224
End of period	$193,564,283	$181,456,432
Other Information
Shares
Sold	1,350,849	4,278,847
Issued in reinvestment of distributions	602,098	156,342
Redeemed	(1,871,774)	(3,270,425)
Net increase (decrease)	81,173	1,164,764

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Environment and Alternative Energy Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$23.80	$24.92	$26.31	$23.89	$18.20	$20.94
Income from Investment Operations
Net investment income (loss)B	.16	.27	.24	.27	.20	.17
Net realized and unrealized gain (loss)	2.89	(.81)	(.25)	3.83	5.78	(2.34)
Total from investment operations	3.05	(.54)	(.01)	4.10	5.98	(2.17)
Distributions from net investment income	(.09)	(.23)	(.22)	(.22)	(.16)	(.13)
Distributions from net realized gain	(1.64)	(.35)	(1.16)	(1.46)	(.13)	(.44)
Total distributions	(1.73)	(.58)	(1.38)	(1.68)	(.29)	(.57)
Redemption fees added to paid in capitalB	–	–	–	–C	–C	–C
Net asset value, end of period	$25.12	$23.80	$24.92	$26.31	$23.89	$18.20
Total ReturnD,E	15.10%	(2.35)%	.39%	17.73%	33.02%	(10.63)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.89%H	.85%	.87%	.87%	.94%	.95%
Expenses net of fee waivers, if any	.89%H	.85%	.87%	.87%	.94%	.95%
Expenses net of all reductions	.88%H	.85%	.87%	.86%	.94%	.95%
Net investment income (loss)	1.52%H	1.08%	.96%	1.07%	.94%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$193,564	$181,456	$160,960	$188,383	$137,674	$73,432
Portfolio turnover rateI	58%H	49%	62%	47%	82%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Roper Technologies, Inc.	8.9
Fortive Corp.	6.2
Colfax Corp.	5.8
XPO Logistics, Inc.	5.6
Regal Beloit Corp.	4.6
AMETEK, Inc.	4.5
Union Pacific Corp.	4.2
Vertiv Holdings Co.	3.7
Illinois Tool Works, Inc.	3.6
TransDigm Group, Inc.	3.4
50.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Machinery	29.7%
Road & Rail	16.8%
Electrical Equipment	15.1%
Industrial Conglomerates	11.3%
Air Freight & Logistics	6.0%
All Others*	21.1%

* Includes short-term investments and net other assets (liabilities).

Industrials Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Aerospace & Defense - 5.8%
Aerospace & Defense - 5.8%
HEICO Corp. Class A	64,598	$5,773,769
Teledyne Technologies, Inc. (a)	19,800	6,209,478
TransDigm Group, Inc.	34,537	17,257,103
		29,240,350
Air Freight & Logistics - 6.0%
Air Freight & Logistics - 6.0%
Air Transport Services Group, Inc. (a)	89,600	2,277,632
XPO Logistics, Inc. (a)	316,725	27,957,316
		30,234,948
Building Products - 5.1%
Building Products - 5.1%
Fortune Brands Home & Security, Inc.	79,000	6,642,320
Trane Technologies PLC	132,265	15,658,853
Trex Co., Inc. (a)	21,200	3,169,188
		25,470,361
Commercial Services & Supplies - 1.9%
Diversified Support Services - 1.9%
Cintas Corp.	28,600	9,530,664
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
AECOM (a)	23,700	936,387
Electrical Equipment - 15.1%
Electrical Components & Equipment - 15.1%
AMETEK, Inc.	224,320	22,589,024
Regal Beloit Corp.	229,551	22,693,412
Rockwell Automation, Inc.	45,500	10,489,115
Vertiv Holdings Co. (a)(b)	1,150,800	18,677,484
Vertiv Holdings LLC (c)	61,271	994,428
		75,443,463
Industrial Conglomerates - 11.3%
Industrial Conglomerates - 11.3%
Honeywell International, Inc.	72,898	12,068,264
Roper Technologies, Inc.	104,668	44,713,124
		56,781,388
Machinery - 29.7%
Construction Machinery & Heavy Trucks - 2.5%
Oshkosh Corp.	164,200	12,645,042
Industrial Machinery - 27.2%
Colfax Corp. (a)	874,323	29,097,469
Fortive Corp.	427,600	30,834,236
IDEX Corp.	29,507	5,318,047
Illinois Tool Works, Inc.	90,700	17,917,785
Ingersoll Rand, Inc. (a)	169,600	5,946,176
ITT, Inc.	7,145	448,777
Nordson Corp.	84,200	15,702,458
Otis Worldwide Corp.	74,200	4,667,180
Parker Hannifin Corp.	71,000	14,626,710
Stanley Black & Decker, Inc.	60,500	9,758,650
Xylem, Inc.	20,600	1,651,708
		135,969,196

TOTAL MACHINERY		148,614,238

Professional Services - 3.8%
Human Resource & Employment Services - 2.7%
Manpower, Inc.	13,400	982,354
TriNet Group, Inc. (a)	182,081	12,352,375
		13,334,729
Research & Consulting Services - 1.1%
CoStar Group, Inc. (a)	6,500	5,515,900

TOTAL PROFESSIONAL SERVICES		18,850,629

Road & Rail - 16.8%
Railroads - 9.8%
CSX Corp.	175,205	13,396,174
Kansas City Southern	43,166	7,857,939
Norfolk Southern Corp.	31,709	6,739,114
Union Pacific Corp.	109,521	21,076,221
		49,069,448
Trucking - 7.0%
Knight-Swift Transportation Holdings, Inc. Class A	167,007	7,592,138
Marten Transport Ltd.	8,752	158,936
Old Dominion Freight Lines, Inc.	56,411	11,405,176
Saia, Inc. (a)	80,600	10,816,520
Uber Technologies, Inc. (a)	130,000	4,371,900
Werner Enterprises, Inc.	19,300	887,993
		35,232,663

TOTAL ROAD & RAIL		84,302,111

Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Fastenal Co.	116,600	5,697,076
HD Supply Holdings, Inc. (a)	30,366	1,204,316
United Rentals, Inc. (a)	19,200	3,399,360
		10,300,752
TOTAL COMMON STOCKS
(Cost $364,914,169)		489,705,291

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.12% (d)	45	45
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	13,600,503	13,601,863
TOTAL MONEY MARKET FUNDS
(Cost $13,601,908)		13,601,908
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $378,516,077)		503,307,199
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,513,139)
NET ASSETS - 100%		$500,794,060

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $994,428 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Vertiv Holdings LLC	2/6/20	$612,710

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,108
Fidelity Securities Lending Cash Central Fund	10,602
Total	$11,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$489,705,291	$489,705,291	$--	$--
Money Market Funds	13,601,908	13,601,908	--	--
Total Investments in Securities:	$503,307,199	$503,307,199	$--	$--

See accompanying notes which are an integral part of the financial statements.

Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,987,246) — See accompanying schedule: Unaffiliated issuers (cost $364,914,169)	$489,705,291
Fidelity Central Funds (cost $13,601,908)	13,601,908
Total Investment in Securities (cost $378,516,077)		$503,307,199
Receivable for fund shares sold		13,236,850
Dividends receivable		506,474
Distributions receivable from Fidelity Central Funds		1,467
Prepaid expenses		6,977
Other receivables		110,909
Total assets		517,169,876
Liabilities
Payable for fund shares redeemed	$1,633,054
Accrued management fee	218,155
Notes payable to affiliates	723,000
Other affiliated payables	82,417
Other payables and accrued expenses	115,790
Collateral on securities loaned	13,603,400
Total liabilities		16,375,816
Net Assets		$500,794,060
Net Assets consist of:
Paid in capital		$415,937,887
Total accumulated earnings (loss)		84,856,173
Net Assets		$500,794,060
Net Asset Value, offering price and redemption price per share ($500,794,060 ÷ 15,265,622 shares)		$32.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$2,153,745
Income from Fidelity Central Funds (including $10,602 from security lending)		11,710
Total income		2,165,455
Expenses
Management fee	$1,196,495
Transfer agent fees	397,974
Accounting fees	87,532
Custodian fees and expenses	12,079
Independent trustees' fees and expenses	1,540
Registration fees	13,579
Audit	20,031
Legal	2,756
Interest	188
Miscellaneous	10,161
Total expenses before reductions	1,742,335
Expense reductions	(75,245)
Total expenses after reductions		1,667,090
Net investment income (loss)		498,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,587,516)
Fidelity Central Funds	(1,286)
Foreign currency transactions	7,814
Total net realized gain (loss)		(34,580,988)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	58,696,832
Assets and liabilities in foreign currencies	(2)
Total change in net unrealized appreciation (depreciation)		58,696,830
Net gain (loss)		24,115,842
Net increase (decrease) in net assets resulting from operations		$24,614,207

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$498,365	$4,960,230
Net realized gain (loss)	(34,580,988)	43,925,894
Change in net unrealized appreciation (depreciation)	58,696,830	(55,478,292)
Net increase (decrease) in net assets resulting from operations	24,614,207	(6,592,168)
Distributions to shareholders	(16,770,242)	(24,419,475)
Share transactions
Proceeds from sales of shares	47,079,176	75,905,271
Reinvestment of distributions	15,821,491	22,923,326
Cost of shares redeemed	(98,973,579)	(171,263,736)
Net increase (decrease) in net assets resulting from share transactions	(36,072,912)	(72,435,139)
Total increase (decrease) in net assets	(28,228,947)	(103,446,782)
Net Assets
Beginning of period	529,023,007	632,469,789
End of period	$500,794,060	$529,023,007
Other Information
Shares
Sold	1,576,584	2,169,004
Issued in reinvestment of distributions	612,524	650,311
Redeemed	(3,504,930)	(4,925,986)
Net increase (decrease)	(1,315,822)	(2,106,671)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Industrials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$31.90	$33.84	$36.96	$33.72	$28.10	$32.69
Income from Investment Operations
Net investment income (loss)B	.03	.28C	.32	.21	.26	.24
Net realized and unrealized gain (loss)	1.95	(.76)	(.70)	4.95	6.76	(2.90)
Total from investment operations	1.98	(.48)	(.38)	5.16	7.02	(2.66)
Distributions from net investment income	(.07)	(.24)	(.25)	(.22)	(.19)	(.20)
Distributions from net realized gain	(1.00)	(1.23)	(2.49)	(1.71)	(1.21)	(1.73)
Total distributions	(1.07)	(1.46)D	(2.74)	(1.92)E	(1.40)	(1.93)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$32.81	$31.90	$33.84	$36.96	$33.72	$28.10
Total ReturnG,H	7.11%	(1.82)%	(.45)%	15.73%	25.18%	(8.29)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.77%K	.76%	.76%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.77%K	.76%	.76%	.77%	.77%	.76%
Expenses net of all reductions	.74%K	.75%	.75%	.77%	.77%	.76%
Net investment income (loss)	.22%K	.81%C	.92%	.60%	.83%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$500,794	$529,023	$632,470	$1,076,950	$1,006,420	$978,550
Portfolio turnover rateL	272%K	143%M	88%M	64%N	62%M	75%M

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .64%.

 D Total distributions of $1.46 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $1.229 per share.

 E Total distributions of $1.92 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.705 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

 N The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Union Pacific Corp.	20.4
United Parcel Service, Inc. Class B	15.1
CSX Corp.	8.2
FedEx Corp.	6.8
Southwest Airlines Co.	4.2
Expeditors International of Washington, Inc.	3.9
C.H. Robinson Worldwide, Inc.	3.1
Norfolk Southern Corp.	2.8
Landstar System, Inc.	2.8
J.B. Hunt Transport Services, Inc.	2.7
70.0

Top Industries (% of fund's net assets)

As of August 31, 2020
Road & Rail	49.0%
Air Freight & Logistics	36.5%
Airlines	8.7%
Marine	0.9%
Aerospace & Defense	0.8%
All Others*	4.1%

* Includes short-term investments and net other assets (liabilities).

Transportation Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Aerospace & Defense - 0.8%
Aerospace & Defense - 0.8%
Elbit Systems Ltd. (Israel)	2,300	$310,602
Huntington Ingalls Industries, Inc.	3,700	560,624
Northrop Grumman Corp.	4,600	1,576,006
		2,447,232
Air Freight & Logistics - 36.5%
Air Freight & Logistics - 36.5%
Air Transport Services Group, Inc. (a)	317,000	8,058,140
Atlas Air Worldwide Holdings, Inc. (a)	18,300	1,031,937
C.H. Robinson Worldwide, Inc.	99,196	9,750,967
Echo Global Logistics, Inc. (a)	202,100	5,521,372
Expeditors International of Washington, Inc.	141,500	12,507,185
FedEx Corp.	97,750	21,489,360
Forward Air Corp.	39,700	2,341,903
Hub Group, Inc. Class A (a)	82,200	4,425,648
United Parcel Service, Inc. Class B	292,274	47,821,872
XPO Logistics, Inc. (a)	33,600	2,965,872
		115,914,256
Airlines - 8.7%
Airlines - 8.7%
Alaska Air Group, Inc.	68,800	2,679,760
Copa Holdings SA Class A	26,200	1,395,150
Delta Air Lines, Inc.	73,302	2,261,367
JetBlue Airways Corp. (a)	1,900	21,888
SkyWest, Inc.	176,900	5,952,685
Southwest Airlines Co.	352,000	13,228,160
United Airlines Holdings, Inc. (a)	55,000	1,980,000
		27,519,010
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
Points International Ltd. (a)	163,603	1,748,916
IT Services - 0.4%
IT Consulting & Other Services - 0.4%
CACI International, Inc. Class A (a)	5,500	1,288,045
Marine - 0.9%
Marine - 0.9%
A.P. Moller - Maersk A/S Series A	1,200	1,708,336
Matson, Inc.	28,295	1,133,781
		2,842,117
Professional Services - 0.5%
Research & Consulting Services - 0.5%
FTI Consulting, Inc. (a)	13,000	1,491,880
Road & Rail - 49.0%
Railroads - 33.4%
Canadian Pacific Railway Ltd.	1,700	502,942
CSX Corp.	340,346	26,022,855
Kansas City Southern	31,500	5,734,260
Norfolk Southern Corp.	42,350	9,000,646
Union Pacific Corp.	337,495	64,947,536
		106,208,239
Trucking - 15.6%
Covenant Transport Group, Inc. Class A (a)	77,900	1,427,907
J.B. Hunt Transport Services, Inc.	60,400	8,488,616
Knight-Swift Transportation Holdings, Inc. Class A	100,400	4,564,184
Landstar System, Inc.	66,500	8,850,485
Marten Transport Ltd.	30,876	560,708
Old Dominion Freight Lines, Inc.	9,300	1,880,274
Ryder System, Inc.	105,025	4,295,523
Schneider National, Inc. Class B	117,100	3,168,726
TFI International, Inc.	110,700	4,897,368
TFI International, Inc. (Canada)	67,500	2,983,900
U.S. Xpress Enterprises, Inc. (a)	72,800	696,696
U.S.A. Truck, Inc. (a)	39,000	434,850
Uber Technologies, Inc. (a)	58,300	1,960,629
Universal Logistics Holdings, Inc.	72,900	1,567,350
Werner Enterprises, Inc.	81,883	3,767,437
		49,544,653

TOTAL ROAD & RAIL		155,752,892

Trading Companies & Distributors - 0.1%
Trading Companies & Distributors - 0.1%
Willis Lease Finance Corp. (a)	12,500	267,250
Transportation Infrastructure - 0.8%
Airport Services - 0.8%
Macquarie Infrastructure Co. LLC	94,100	2,636,682
TOTAL COMMON STOCKS
(Cost $170,136,827)		311,908,280

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.12% (b)
(Cost $5,220,679)	5,219,635	5,220,679
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $175,357,506)		317,128,959
NET OTHER ASSETS (LIABILITIES) - 0.2%		674,744
NET ASSETS - 100%		$317,803,703

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,654
Fidelity Securities Lending Cash Central Fund	7,251
Total	$15,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$311,908,280	$311,908,280	$--	$--
Money Market Funds	5,220,679	5,220,679	--	--
Total Investments in Securities:	$317,128,959	$317,128,959	$--	$--

See accompanying notes which are an integral part of the financial statements.

Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $170,136,827)	$311,908,280
Fidelity Central Funds (cost $5,220,679)	5,220,679
Total Investment in Securities (cost $175,357,506)		$317,128,959
Foreign currency held at value (cost $313,034)		313,034
Receivable for investments sold		5,893,118
Receivable for fund shares sold		291,730
Dividends receivable		860,505
Distributions receivable from Fidelity Central Funds		1,235
Prepaid expenses		3,418
Other receivables		4,589
Total assets		324,496,588
Liabilities
Payable for investments purchased	$5,185,692
Payable for fund shares redeemed	1,293,075
Accrued management fee	136,729
Other affiliated payables	59,025
Other payables and accrued expenses	18,364
Total liabilities		6,692,885
Net Assets		$317,803,703
Net Assets consist of:
Paid in capital		$190,055,069
Total accumulated earnings (loss)		127,748,634
Net Assets		$317,803,703
Net Asset Value, offering price and redemption price per share ($317,803,703 ÷ 3,669,091 shares)		$86.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$2,470,589
Income from Fidelity Central Funds (including $7,251 from security lending)		15,905
Total income		2,486,494
Expenses
Management fee	$718,479
Transfer agent fees	291,040
Accounting fees	52,542
Custodian fees and expenses	4,419
Independent trustees' fees and expenses	926
Registration fees	18,292
Audit	25,895
Legal	3,732
Miscellaneous	7,763
Total expenses before reductions	1,123,088
Expense reductions	(15,795)
Total expenses after reductions		1,107,293
Net investment income (loss)		1,379,201
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(13,523,647)
Fidelity Central Funds	(1,282)
Foreign currency transactions	85
Total net realized gain (loss)		(13,524,844)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	53,989,289
Assets and liabilities in foreign currencies	220
Total change in net unrealized appreciation (depreciation)		53,989,509
Net gain (loss)		40,464,665
Net increase (decrease) in net assets resulting from operations		$41,843,866

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,379,201	$4,099,350
Net realized gain (loss)	(13,524,844)	27,932,322
Change in net unrealized appreciation (depreciation)	53,989,509	(68,395,892)
Net increase (decrease) in net assets resulting from operations	41,843,866	(36,364,220)
Distributions to shareholders	(24,993,715)	(16,996,996)
Share transactions
Proceeds from sales of shares	34,694,180	36,956,264
Reinvestment of distributions	23,616,044	16,103,156
Cost of shares redeemed	(67,797,613)	(140,448,927)
Net increase (decrease) in net assets resulting from share transactions	(9,487,389)	(87,389,507)
Total increase (decrease) in net assets	7,362,762	(140,750,723)
Net Assets
Beginning of period	310,440,941	451,191,664
End of period	$317,803,703	$310,440,941
Other Information
Shares
Sold	477,146	396,518
Issued in reinvestment of distributions	369,520	168,242
Redeemed	(958,009)	(1,513,069)
Net increase (decrease)	(111,343)	(948,309)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Transportation Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$82.12	$95.41	$99.07	$92.98	$73.25	$94.04
Income from Investment Operations
Net investment income (loss)B	.37	.93	.85	.78	.63	.50
Net realized and unrealized gain (loss)	11.17	(10.43)	5.05	10.83	20.86	(15.81)
Total from investment operations	11.54	(9.50)	5.90	11.61	21.49	(15.31)
Distributions from net investment income	(.17)	(1.10)	(.78)	(.67)	(.38)	(.52)
Distributions from net realized gain	(6.88)	(2.70)	(8.78)	(4.85)	(1.39)	(4.95)
Total distributions	(7.04)C	(3.79)D	(9.56)	(5.52)	(1.77)	(5.48)E
Redemption fees added to paid in capitalB	–	–	–	–F	.01	–F
Net asset value, end of period	$86.62	$82.12	$95.41	$99.07	$92.98	$73.25
Total ReturnG,H	17.10%	(10.49)%	6.85%	12.48%	29.40%	(16.28)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.83%K	.79%	.79%	.80%	.83%	.81%
Expenses net of fee waivers, if any	.83%K	.79%	.79%	.80%	.83%	.81%
Expenses net of all reductions	.82%K	.79%	.78%	.80%	.82%	.80%
Net investment income (loss)	1.02%K	1.00%	.87%	.80%	.76%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$317,804	$310,441	$451,192	$512,155	$643,067	$408,171
Portfolio turnover rateL	70%K	78%	58%	47%	104%	80%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $7.04 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $6.875 per share.

 D Total distributions of $3.79 per share is comprised of distributions from net investment income of $1.097 and distributions from net realized gain of $2.695 per share.

 E Total distributions of $5.48 per share is comprised of distributions from net investment income of $.521 and distributions from net realized gain of $4.954 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environment and Alternative Energy Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. During the period, Defense and Aerospace Portfolio, dividend income has been decreased $3,551,100 with a corresponding increase to net unrealized appreciation (depreciation) as a result of a change in the prior period estimate, which had no impact on the total net assets or total return of the Fund. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Defense and Aerospace Portfolio	$102,846
Industrials Portfolio	94,096

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, deferred trustees compensation and certain losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Air Transportation Portfolio	$254,437,445	$56,709,012	$(28,692,148)	$28,016,864
Defense and Aerospace Portfolio	1,298,704,576	607,810,496	(73,792,756)	534,017,740
Environment and Alternative Energy Portfolio	165,726,636	36,230,043	(8,592,696)	27,637,347
Industrials Portfolio	387,151,571	119,473,172	(3,317,544)	116,155,628
Transportation Portfolio	177,083,892	146,458,022	(6,412,955)	140,045,067

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	210,602,451	135,931,581
Defense and Aerospace Portfolio	334,481,610	855,525,474
Environment and Alternative Energy Portfolio	47,060,562	54,643,203
Industrials Portfolio	625,442,359	687,113,583
Transportation Portfolio	96,176,929	131,052,773

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.23%	.53%
Defense and Aerospace Portfolio	.30%	.23%	.53%
Environment and Alternative Energy Portfolio	.30%	.23%	.53%
Industrials Portfolio	.30%	.23%	.53%
Transportation Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.25%
Defense and Aerospace Portfolio	.20%
Environment and Alternative Energy Portfolio	.25%
Industrials Portfolio	.18%
Transportation Portfolio	.21%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Air Transportation Portfolio	.04
Defense and Aerospace Portfolio	.03
Environment and Alternative Energy Portfolio	.04
Industrials Portfolio	.04
Transportation Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$4,428
Defense and Aerospace Portfolio	11,182
Environment and Alternative Energy Portfolio	582
Industrials Portfolio	18,326
Transportation Portfolio	3,369

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, Industrials Portfolio had interfund loans outstanding. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	Borrower	$8,865,800.95%		$8,765
Industrials Portfolio	Borrower	$5,285,250.32%		$188

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 386,628 shares of the Industrials Portfolio were redeemed in-kind for investments and cash with a value of $13,207,212. The Fund had a net realized gain of $4,051,467 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Industrials Portfolio recognized no gain or loss for federal income tax purposes.

Committed Line of Credit. Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Air Transportation Portfolio	$282
Defense and Aerospace Portfolio	3,074
Environment and Alternative Energy Portfolio	210
Industrials Portfolio	623
Transportation Portfolio	374

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, an affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Air Transportation Portfolio	$13,760	$111
Defense and Aerospace Portfolio	$21,526	$–
Environment and Alternative Energy Portfolio	$51	$–
Industrials Portfolio	$1,009	$–
Transportation Portfolio	$707	$–

7. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	$3,175,000.63%		$335

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Air Transportation Portfolio	$18,159	$91
Defense and Aerospace Portfolio	38,029	216
Environment and Alternative Energy Portfolio	9,315	–
Industrials Portfolio	74,032	–
Transportation Portfolio	14,439	572

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Air Transportation Portfolio	$628
Defense and Aerospace Portfolio	6,232
Environment and Alternative Energy Portfolio	374
Industrials Portfolio	1,213
Transportation Portfolio	784

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Air Transportation Portfolio	.89%
Actual		$1,000.00	$879.10	$4.22
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Defense and Aerospace Portfolio	.78%
Actual		$1,000.00	$871.40	$3.68
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Environment and Alternative Energy Portfolio	.89%
Actual		$1,000.00	$1,151.00	$4.83
Hypothetical-C		$1,000.00	$1,020.72	$4.53
Industrials Portfolio	.77%
Actual		$1,000.00	$1,071.10	$4.02
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Transportation Portfolio	.83%
Actual		$1,000.00	$1,171.00	$4.54
Hypothetical-C		$1,000.00	$1,021.02	$4.23

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELCI-SANN-1020
1.813660.115

Fidelity® Select Portfolios®
Utilities Sector

Utilities Portfolio

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks

% of fund's net assets
NextEra Energy, Inc.	11.8
Dominion Energy, Inc.	10.5
Edison International	7.1
Exelon Corp.	7.0
CenterPoint Energy, Inc.	5.2
Evergy, Inc.	5.0
The AES Corp.	5.0
Southern Co.	4.9
American Electric Power Co., Inc.	4.8
Entergy Corp.	4.8
66.1

Top Industries (% of fund's net assets)

As of August 31, 2020
Electric Utilities	61.7%
Multi-Utilities	25.1%
Independent Power and Renewable Electricity Producers	12.6%
All Others*	0.6%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Electric Utilities - 61.7%
Electric Utilities - 61.7%
American Electric Power Co., Inc.	576,150	$45,417,905
Duke Energy Corp.	414,779	33,323,345
Edison International	1,272,926	66,803,156
Entergy Corp.	457,562	45,362,697
Evergy, Inc.	880,325	46,850,897
Exelon Corp.	1,775,689	65,540,681
FirstEnergy Corp.	1,478,692	42,275,804
NextEra Energy, Inc.	396,572	110,711,004
NRG Energy, Inc.	560,706	19,293,893
PG&E Corp. (a)	719,778	6,665,144
PG&E Corp. (b)	2,719,168	23,920,521
Pinnacle West Capital Corp.	119,011	8,729,457
PNM Resources, Inc. (c)	163,926	7,160,288
PPL Corp.	413,701	11,430,559
Southern Co.	878,677	45,849,366
		579,334,717
Independent Power and Renewable Electricity Producers - 12.6%
Independent Power Producers & Energy Traders - 10.2%
Clearway Energy, Inc.:
Class A	119,624	2,888,920
Class C	1,128,823	28,796,275
The AES Corp.	2,631,215	46,704,066
Vistra Corp.	918,110	17,655,255
		96,044,516
Renewable Electricity - 2.4%
NextEra Energy Partners LP	363,244	21,910,878

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		117,955,394

Multi-Utilities - 25.1%
Multi-Utilities - 25.1%
Ameren Corp.	161,290	12,759,652
CenterPoint Energy, Inc.	2,443,908	49,049,234
Dominion Energy, Inc.	1,257,188	98,613,827
Public Service Enterprise Group, Inc.	698,505	36,489,901
Sempra Energy	317,708	39,284,594
		236,197,208
TOTAL COMMON STOCKS
(Cost $823,093,504)		933,487,319

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.12% (d)	752,545	752,695
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	2,335,791	2,336,024
TOTAL MONEY MARKET FUNDS
(Cost $3,088,719)		3,088,719
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $826,182,223)		936,576,038
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,348,474
NET ASSETS - 100%		$938,924,512

Legend

 (a) Non-income producing

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,920,521 or 2.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
PG&E Corp.	6/30/20	$25,832,096

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,603
Fidelity Securities Lending Cash Central Fund	23,193
Total	$34,796

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$933,487,319	$909,566,798	$23,920,521	$--
Money Market Funds	3,088,719	3,088,719	--	--
Total Investments in Securities:	$936,576,038	$912,655,517	$23,920,521	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,280,096) — See accompanying schedule: Unaffiliated issuers (cost $823,093,504)	$933,487,319
Fidelity Central Funds (cost $3,088,719)	3,088,719
Total Investment in Securities (cost $826,182,223)		$936,576,038
Receivable for investments sold		3,738,054
Receivable for fund shares sold		1,102,995
Dividends receivable		4,985,293
Distributions receivable from Fidelity Central Funds		19,465
Prepaid expenses		6,204
Other receivables		16,064
Total assets		946,444,113
Liabilities
Payable for fund shares redeemed	$4,561,738
Accrued management fee	428,211
Other affiliated payables	175,825
Other payables and accrued expenses	17,877
Collateral on securities loaned	2,335,950
Total liabilities		7,519,601
Net Assets		$938,924,512
Net Assets consist of:
Paid in capital		$863,829,587
Total accumulated earnings (loss)		75,094,925
Net Assets		$938,924,512
Net Asset Value, offering price and redemption price per share ($938,924,512 ÷ 11,316,918 shares)		$82.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$16,187,035
Income from Fidelity Central Funds (including $23,193 from security lending)		34,796
Total income		16,221,831
Expenses
Management fee	$2,709,863
Transfer agent fees	944,149
Accounting fees	168,552
Custodian fees and expenses	4,629
Independent trustees' fees and expenses	3,598
Registration fees	48,597
Audit	20,337
Legal	39,195
Interest	961
Miscellaneous	23,359
Total expenses before reductions	3,963,240
Expense reductions	(61,640)
Total expenses after reductions		3,901,600
Net investment income (loss)		12,320,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(44,149,349)
Fidelity Central Funds	801
Foreign currency transactions	(1,315)
Total net realized gain (loss)		(44,149,863)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(57,355,223)
Assets and liabilities in foreign currencies	1,414
Total change in net unrealized appreciation (depreciation)		(57,353,809)
Net gain (loss)		(101,503,672)
Net increase (decrease) in net assets resulting from operations		$(89,183,441)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,320,231	$27,938,096
Net realized gain (loss)	(44,149,863)	71,638,581
Change in net unrealized appreciation (depreciation)	(57,353,809)	(2,937,838)
Net increase (decrease) in net assets resulting from operations	(89,183,441)	96,638,839
Distributions to shareholders	(31,922,027)	(29,428,267)
Share transactions
Proceeds from sales of shares	155,827,765	668,747,776
Reinvestment of distributions	30,029,865	27,518,824
Cost of shares redeemed	(372,836,722)	(557,231,194)
Net increase (decrease) in net assets resulting from share transactions	(186,979,092)	139,035,406
Total increase (decrease) in net assets	(308,084,560)	206,245,978
Net Assets
Beginning of period	1,247,009,072	1,040,763,094
End of period	$938,924,512	$1,247,009,072
Other Information
Shares
Sold	1,892,008	7,178,573
Issued in reinvestment of distributions	370,693	286,923
Redeemed	(4,619,072)	(5,990,923)
Net increase (decrease)	(2,356,371)	1,474,573

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Utilities Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$91.20	$85.32	$76.75	$77.05	$66.88	$72.85
Income from Investment Operations
Net investment income (loss)B	.99	2.09	2.06	1.62	1.52	1.39
Net realized and unrealized gain (loss)	(6.72)	5.99	13.35	2.56	10.44	(4.49)
Total from investment operations	(5.73)	8.08	15.41	4.18	11.96	(3.10)
Distributions from net investment income	(.16)	(1.94)	(1.37)	(1.29)	(1.77)	(1.60)
Distributions from net realized gain	(2.34)	(.26)	(5.46)	(3.19)	(.02)	(1.27)
Total distributions	(2.50)	(2.20)	(6.84)C	(4.48)	(1.79)	(2.87)
Redemption fees added to paid in capitalB	–	–	–	–D	–D	–D
Net asset value, end of period	$82.97	$91.20	$85.32	$76.75	$77.05	$66.88
Total ReturnE,F	(6.22)%	9.34%	20.17%	4.99%	18.21%	(4.19)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.75%	.78%	.78%	.79%	.80%
Expenses net of fee waivers, if any	.78%I	.75%	.78%	.78%	.79%	.79%
Expenses net of all reductions	.76%I	.74%	.76%	.77%	.78%	.78%
Net investment income (loss)	2.42%I	2.25%	2.45%	2.00%	2.09%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$938,925	$1,247,009	$1,040,763	$716,979	$696,138	$808,235
Portfolio turnover rateJ	78%I	65%K	97%K	66%K	70%K	74%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $6.84 per share is comprised of distributions from net investment income of $1.373 and distributions from net realized gain of $5.463 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Utilities Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$141,063,780
Gross unrealized depreciation	(38,499,341)
Net unrealized appreciation (depreciation)	$102,564,439
Tax cost	$834,011,599

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Utilities Portfolio	400,486,390	605,846,436

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Utilities Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Utilities Portfolio	26,754

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Utilities Portfolio	Borrower	$11,327,250.76%		$961

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period, 272,865 shares of the Fund were redeemed in-kind for investments and cash with a value of $24,994,414. The Fund had a net realized gain of $7,538,422 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Utilities Portfolio	$1,441

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,446. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $59,046 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $2,594.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Utilities Portfolio	.78%
Actual		$1,000.00	$937.80	$3.81
Hypothetical-C		$1,000.00	$1,021.27	$3.97

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELUTL-SANN-1020
1.813630.115

Fidelity® Select Portfolios®
Materials Sector

Chemicals Portfolio

Gold Portfolio

Materials Portfolio

Semi-Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Chemicals Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Gold Portfolio
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Materials Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Chemicals Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Linde PLC	19.7
Sherwin-Williams Co.	8.9
Air Products & Chemicals, Inc.	8.1
DuPont de Nemours, Inc.	7.2
Ecolab, Inc.	5.6
PPG Industries, Inc.	5.0
FMC Corp.	3.4
RPM International, Inc.	3.1
Huntsman Corp.	3.1
Celanese Corp. Class A	3.0
67.1

Top Industries (% of fund's net assets)

As of August 31, 2020
Chemicals	98.5%
Trading Companies & Distributors	1.0%
Containers & Packaging	0.3%
All Others*	0.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Chemicals Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Chemicals - 98.5%
Commodity Chemicals - 10.5%
Cabot Corp.	258,600	$9,570,786
Dow, Inc.	410,500	18,521,760
LyondellBasell Industries NV Class A	226,300	14,818,124
Olin Corp.	148,300	1,668,375
Orion Engineered Carbons SA	714,426	8,680,276
Tronox Holdings PLC	1,059,069	9,489,258
Westlake Chemical Corp. (a)	110,956	6,581,910
		69,330,489
Diversified Chemicals - 8.5%
Eastman Chemical Co.	220,800	16,142,688
Huntsman Corp.	944,900	20,428,738
The Chemours Co. LLC (a)	937,359	19,365,837
		55,937,263
Fertilizers & Agricultural Chemicals - 8.0%
CF Industries Holdings, Inc.	191,417	6,245,937
Corteva, Inc.	465,693	13,295,535
FMC Corp.	209,116	22,346,136
The Mosaic Co.	343,900	6,269,297
The Scotts Miracle-Gro Co. Class A	29,000	4,887,370
		53,044,275
Industrial Gases - 27.8%
Air Products & Chemicals, Inc.	181,811	53,136,083
Linde PLC	519,816	129,818,847
		182,954,930
Specialty Chemicals - 43.7%
Albemarle Corp. U.S. (a)	19,800	1,801,998
Ashland Global Holdings, Inc.	156,200	11,510,378
Celanese Corp. Class A	197,700	19,997,355
DuPont de Nemours, Inc.	852,493	47,535,010
Ecolab, Inc.	185,800	36,617,464
Element Solutions, Inc. (b)	1,371,743	14,746,237
H.B. Fuller Co.	200,200	9,643,634
Innospec, Inc.	115,600	8,634,164
Livent Corp. (b)	200	1,696
PolyOne Corp.	284,200	7,252,784
PPG Industries, Inc.	274,900	33,097,960
Quaker Chemical Corp. (a)	48,900	9,291,000
RPM International, Inc.	243,100	20,607,587
Sherwin-Williams Co.	87,333	58,604,810
W.R. Grace & Co.	208,400	8,483,964
		287,826,041

TOTAL CHEMICALS		649,092,998

Containers & Packaging - 0.3%
Metal & Glass Containers - 0.3%
O-I Glass, Inc.	177,900	1,935,552
Trading Companies & Distributors - 1.0%
Trading Companies & Distributors - 1.0%
Univar, Inc. (b)	351,500	6,393,785
TOTAL COMMON STOCKS
(Cost $501,828,636)		657,422,335

Money Market Funds - 1.5%
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)
(Cost $10,103,677)	10,102,667	10,103,677
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $511,932,313)		667,526,012
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(8,703,875)
NET ASSETS - 100%		$658,822,137

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,867
Fidelity Securities Lending Cash Central Fund	61,597
Total	$67,464

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$657,422,335	$657,422,335	$--	$--
Money Market Funds	10,103,677	10,103,677	--	--
Total Investments in Securities:	$667,526,012	$667,526,012	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.4%
Ireland	19.7%
Netherlands	2.2%
United Kingdom	1.4%
Luxembourg	1.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $9,589,695) — See accompanying schedule: Unaffiliated issuers (cost $501,828,636)	$657,422,335
Fidelity Central Funds (cost $10,103,677)	10,103,677
Total Investment in Securities (cost $511,932,313)		$667,526,012
Receivable for investments sold		1,665,935
Receivable for fund shares sold		138,348
Dividends receivable		2,199,266
Distributions receivable from Fidelity Central Funds		3,929
Prepaid expenses		11,290
Other receivables		143,327
Total assets		671,688,107
Liabilities
Payable to custodian bank	$1,125
Payable for fund shares redeemed	2,198,193
Accrued management fee	295,001
Other affiliated payables	135,419
Other payables and accrued expenses	144,707
Collateral on securities loaned	10,091,525
Total liabilities		12,865,970
Net Assets		$658,822,137
Net Assets consist of:
Paid in capital		$555,559,305
Total accumulated earnings (loss)		103,262,832
Net Assets		$658,822,137
Net Asset Value, offering price and redemption price per share ($658,822,137 ÷ 53,662,370 shares)		$12.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$7,260,614
Income from Fidelity Central Funds (including $61,597 from security lending)		67,464
Total income		7,328,078
Expenses
Management fee	$1,631,246
Transfer agent fees	685,929
Accounting fees	112,833
Custodian fees and expenses	5,323
Independent trustees' fees and expenses	2,064
Registration fees	14,572
Audit	25,685
Legal	2,892
Miscellaneous	19,175
Total expenses before reductions	2,499,719
Expense reductions	(67,477)
Total expenses after reductions		2,432,242
Net investment income (loss)		4,895,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,914,766)
Fidelity Central Funds	5,912
Total net realized gain (loss)		(15,908,854)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	107,970,090
Assets and liabilities in foreign currencies	26,011
Total change in net unrealized appreciation (depreciation)		107,996,101
Net gain (loss)		92,087,247
Net increase (decrease) in net assets resulting from operations		$96,983,083

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,895,836	$11,421,771
Net realized gain (loss)	(15,908,854)	(16,186,423)
Change in net unrealized appreciation (depreciation)	107,996,101	(153,952,494)
Net increase (decrease) in net assets resulting from operations	96,983,083	(158,717,146)
Distributions to shareholders	–	(64,898,786)
Share transactions
Proceeds from sales of shares	24,521,117	51,439,480
Reinvestment of distributions	–	61,546,519
Cost of shares redeemed	(119,123,265)	(386,307,907)
Net increase (decrease) in net assets resulting from share transactions	(94,602,148)	(273,321,908)
Total increase (decrease) in net assets	2,380,935	(496,937,840)
Net Assets
Beginning of period	656,441,202	1,153,379,042
End of period	$658,822,137	$656,441,202
Other Information
Shares
Sold	2,412,540	4,140,804
Issued in reinvestment of distributions	–	4,713,661
Redeemed	(11,422,978)	(31,186,535)
Net increase (decrease)	(9,010,438)	(22,332,070)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Chemicals Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$10.47	$13.57	$17.34	$16.24	$12.32	$15.33
Income from Investment Operations
Net investment income (loss)C	.08	.15	.23	.19	.18	.19
Net realized and unrealized gain (loss)	1.73	(2.39)	(2.17)	2.36	4.44	(2.34)
Total from investment operations	1.81	(2.24)	(1.94)	2.55	4.62	(2.15)
Distributions from net investment income	–	(.20)	(.21)	(.16)	(.17)	(.18)
Distributions from net realized gain	–	(.66)	(1.62)	(1.29)	(.53)	(.68)
Total distributions	–	(.86)	(1.83)	(1.45)	(.70)	(.86)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$12.28	$10.47	$13.57	$17.34	$16.24	$12.32
Total ReturnE,F	17.29%	(17.63)%	(11.10)%	16.31%	38.02%	(14.46)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.78%	.77%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.81%I	.78%	.77%	.77%	.80%	.80%
Expenses net of all reductions	.79%I	.77%	.76%	.77%	.79%	.79%
Net investment income (loss)	1.59%I	1.21%	1.50%	1.12%	1.26%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$658,822	$656,441	$1,153,379	$1,790,221	$1,626,642	$1,046,827
Portfolio turnover rateJ	66%I	77%	62%	62%	85%	79%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $127,438 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$171,486,424
Gross unrealized depreciation	(18,569,927)
Net unrealized appreciation (depreciation)	$152,916,497
Tax cost	$514,609,515

The Fund elected to defer to its next fiscal year approximately $38,220,028 of capital losses recognized during the period November 1, 2019 to February 29, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Chemicals Portfolio	202,377,740	279,429,935

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Chemicals Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Chemicals Portfolio	$10,285

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Chemicals Portfolio	$818

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $6,125. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $47 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $65,774 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $1,703.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Gold Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the consolidated investments of the Fund.

Top Ten Holdings as of August 31, 2020

(excluding repurchase agreements)	% of fund's net assets
Barrick Gold Corp. (Canada)	13.1
Newmont Corp.	12.8
Franco-Nevada Corp.	7.7
Wheaton Precious Metals Corp.	6.9
Agnico Eagle Mines Ltd. (Canada)	5.5
Yamana Gold, Inc.	3.2
Northern Star Resources Ltd.	3.1
Gold Fields Ltd.	3.1
Royal Gold, Inc.	3.0
AngloGold Ashanti Ltd.	3.0
61.4

Top Industries (% of fund's net assets)

As of August 31, 2020
Gold	91.1%
Silver	3.5%
Diversified Metals & Mining	2.9%
Precious Metals & Minerals	0.9%
Commodities & Related Investments*	0.5%
All Others**	1.1%

 * Includes gold bullion and/or silver bullion.

 ** Includes Short-Term investments and Net Other Assets (Liabilities).

Geographic Diversification (% of fund's net assets)

As of August 31, 2020
Canada	68.0%
United States of America*	18.3%
South Africa	7.7%
Australia	6.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Gold Portfolio

Consolidated Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 6.0%
Metals & Mining - 6.0%
Gold - 6.0%
Evolution Mining Ltd.	13,000,000	$53,214,233
Newcrest Mining Ltd.	1,000,000	23,572,098
Northern Star Resources Ltd.	8,500,000	85,574,239
		162,360,570
Canada - 68.0%
Metals & Mining - 68.0%
Diversified Metals & Mining - 2.9%
New Pacific Holdings Corp. (a)(b)	5,000,000	24,188,293
Orla Mining Ltd. (b)(c)	12,000,000	53,727,910
		77,916,203
Gold - 61.6%
Agnico Eagle Mines Ltd. (Canada)	1,800,000	148,404,953
Alamos Gold, Inc.	6,000,000	62,789,895
B2Gold Corp.	9,000,000	60,443,899
Barrick Gold Corp. (Canada)	12,000,000	355,487,409
Centerra Gold, Inc.	2,000,000	26,051,290
Franco-Nevada Corp.	1,400,000	210,555,449
Gold Standard Ventures Corp. (b)(c)	22,500,000	20,354,966
Kirkland Lake Gold Ltd. (b)	1,200,000	63,939,893
Lundin Gold, Inc. (b)	3,000,000	25,552,957
Novagold Resources, Inc. (b)	5,000,000	53,091,578
OceanaGold Corp. (b)	20,000,000	46,153,256
Osisko Gold Royalties Ltd.	3,500,000	42,933,262
Premier Gold Mines Ltd. (a)(b)	10,000,000	21,006,632
Pretium Resources, Inc. (b)	3,775,000	48,477,211
Pretium Resources, Inc. (b)(d)	225,000	2,889,370
Pure Gold Mining, Inc. (b)	10,000,000	16,099,973
Rubicon Minerals Corp. (b)	5,000,000	7,129,988
Seabridge Gold, Inc. (a)(b)	2,000,000	38,103,270
SSR Mining, Inc. (b)	3,000,000	64,353,893
Teranga Gold Corp. (b)	1,000,000	11,637,981
Torex Gold Resources, Inc. (b)	1,500,000	23,160,961
Victoria Gold Corp. (a)(b)	2,000,000	31,739,947
Wesdome Gold Mines, Inc. (b)	2,000,000	22,110,630
Wheaton Precious Metals Corp.	3,500,000	186,920,688
Yamana Gold, Inc.	14,000,000	86,725,189
		1,676,114,540
Precious Metals & Minerals - 0.9%
SilverCrest Metals, Inc. (b)	2,500,000	24,820,792
Silver - 2.6%
MAG Silver Corp. (b)	2,000,000	33,901,944
Pan American Silver Corp. (a)	1,000,000	36,160,000
		70,061,944
TOTAL METALS & MINING		1,848,913,479
South Africa - 7.7%
Metals & Mining - 7.7%
Gold - 7.7%
AngloGold Ashanti Ltd.	2,750,000	81,535,786
Gold Fields Ltd.	6,500,000	85,065,511
Sibanye Stillwater Ltd.	14,000,000	42,855,638
		209,456,935
United States of America - 16.7%
Metals & Mining - 16.7%
Gold - 15.8%
Newmont Corp.	5,200,000	349,856,000
Royal Gold, Inc.	600,000	81,792,000
		431,648,000
Silver - 0.9%
Hecla Mining Co.	4,000,000	24,080,000
TOTAL METALS & MINING		455,728,000
TOTAL COMMON STOCKS
(Cost $1,392,553,839)		2,676,458,984

Commodities - 0.5%
Gold Bullion
(Cost $6,051,546)	6,980	13,743,829

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.12% (e)	36,952,573	36,959,964
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	30,176,763	30,179,780
TOTAL MONEY MARKET FUNDS
(Cost $67,139,744)		67,139,744
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,465,745,129)		2,757,342,557
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(36,837,066)
NET ASSETS - 100%		$2,720,505,491

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,889,370 or 0.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,700
Fidelity Securities Lending Cash Central Fund	154,504
Total	$170,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Select Cayman Gold Ltd.	$11,033,003	$537	$--	$--	$--	$2,733,093	$13,766,633

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Gold Standard Ventures Corp.	$12,871,008	$1,556,763	$--	$--	$--	$5,927,195	$20,354,966
Orla Mining Ltd.	17,284,411	2,899,165	--	--	--	33,544,334	53,727,910
Total	$30,155,419	$4,455,928	$--	$--	$--	$39,471,529	$74,082,876

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,676,458,984	$2,467,002,049	$209,456,935	$--
Commodities	13,743,829	13,743,829	--	--
Money Market Funds	67,139,744	67,139,744	--	--
Total Investments in Securities:	$2,757,342,557	$2,547,885,622	$209,456,935	$--

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,093,548) — See accompanying schedule: Unaffiliated issuers (cost $1,352,894,813)	$2,602,376,108
Fidelity Central Funds (cost $67,139,744)	67,139,744
Commodities (cost $6,051,546)	13,743,829
Other affiliated issuers (cost $39,659,026)	74,082,876
Total Investment in Securities (cost $1,465,745,129)		$2,757,342,557
Cash		23,373
Receivable for investments sold		20,553,205
Receivable for fund shares sold		19,672,920
Dividends receivable		2,004,015
Distributions receivable from Fidelity Central Funds		37,323
Prepaid expenses		11,936
Other receivables		178,034
Total assets		2,799,823,363
Liabilities
Payable to custodian bank	$16,847,340
Payable for investments purchased	21,861,300
Payable for fund shares redeemed	8,522,992
Accrued management fee	1,184,040
Distribution and service plan fees payable	100,280
Other affiliated payables	440,790
Other payables and accrued expenses	180,833
Collateral on securities loaned	30,180,297
Total liabilities		79,317,872
Net Assets		$2,720,505,491
Net Assets consist of:
Paid in capital		$3,010,070,175
Total accumulated earnings (loss)		(289,564,684)
Net Assets		$2,720,505,491
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($110,838,379 ÷ 3,284,637 shares)(a)		$33.74
Maximum offering price per share (100/94.25 of $33.74)		$35.80
Class M:
Net Asset Value and redemption price per share ($34,350,771 ÷ 1,043,213 shares)(a)		$32.93
Maximum offering price per share (100/96.50 of $32.93)		$34.12
Class C:
Net Asset Value and offering price per share ($78,160,966 ÷ 2,507,358 shares)(a)		$31.17
Gold:
Net Asset Value, offering price and redemption price per share ($2,137,370,476 ÷ 61,387,895 shares)		$34.82
Class I:
Net Asset Value, offering price and redemption price per share ($205,476,278 ÷ 5,900,765 shares)		$34.82
Class Z:
Net Asset Value, offering price and redemption price per share ($154,308,621 ÷ 4,427,207 shares)		$34.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$9,034,903
Income from Fidelity Central Funds (including $154,504 from security lending)		170,204
Total income		9,205,107
Expenses
Management fee	$5,666,035
Transfer agent fees	1,817,398
Distribution and service plan fees	487,806
Accounting fees	467,940
Custodian fees and expenses	49,799
Independent trustees' fees and expenses	6,074
Registration fees	114,778
Audit	31,893
Legal	1,277
Interest	80
Miscellaneous	37,107
Total expenses before reductions	8,680,187
Expense reductions	(164,484)
Total expenses after reductions		8,515,703
Net investment income (loss)		689,404
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	84,026,340
Fidelity Central Funds	2,536
Foreign currency transactions	115,506
Total net realized gain (loss)		84,144,382
Change in net unrealized appreciation (depreciation) on:
Investments:
Investments	797,700,891
Affiliated issuers	39,471,529
Assets and liabilities in foreign currencies	35,813
Commodities	2,733,856
Total change in net unrealized appreciation (depreciation)		839,942,089
Net gain (loss)		924,086,471
Net increase (decrease) in net assets resulting from operations		$924,775,875

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$689,404	$3,699,988
Net realized gain (loss)	84,144,382	(62,236,379)
Change in net unrealized appreciation (depreciation)	839,942,089	260,887,436
Net increase (decrease) in net assets resulting from operations	924,775,875	202,351,045
Distributions to shareholders	(11,815,946)	(6,847,722)
Share transactions - net increase (decrease)	167,600,493	185,112,852
Total increase (decrease) in net assets	1,080,560,422	380,616,175
Net Assets
Beginning of period	1,639,945,069	1,259,328,894
End of period	$2,720,505,491	$1,639,945,069

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Gold Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$21.67	$18.52	$18.30	$20.54	$17.70	$18.11
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)C	(.03)	(.12)	(.16)	(.06)
Net realized and unrealized gain (loss)	12.25	3.20	.25	(2.09)	3.59	(.35)
Total from investment operations	12.22	3.19	.22	(2.21)	3.43	(.41)
Distributions from net investment income	(.15)	(.01)	–	–	–	–
Distributions from net realized gain	–	(.03)	–	(.03)	(.60)	–
Total distributions	(.15)	(.04)	–	(.03)	(.60)	–
Redemption fees added to paid in capitalB	–	–	–	–	.01	–D
Net asset value, end of period	$33.74	$21.67	$18.52	$18.30	$20.54	$17.70
Total ReturnE,F,G	56.82%	17.23%	1.20%	(10.77)%	19.97%	(2.26)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.09%J	1.13%	1.19%	1.18%	1.19%	1.23%
Expenses net of fee waivers, if any	1.09%J	1.13%	1.18%	1.16%	1.16%	1.20%
Expenses net of all reductions	1.07%J	1.12%	1.18%	1.16%	1.16%	1.20%
Net investment income (loss)	(.21)%J	(.05)%C	(.15)%	(.58)%	(.71)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$110,838	$64,971	$50,479	$61,703	$83,589	$53,509
Portfolio turnover rateK	49%J	56%	37%	13%	28%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.26) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$21.16	$18.11	$17.94	$20.19	$17.37	$17.83
Income from Investment Operations
Net investment income (loss)B	(.07)	(.07)C	(.07)	(.17)	(.22)	(.11)
Net realized and unrealized gain (loss)	11.98	3.12	.24	(2.05)	3.54	(.35)
Total from investment operations	11.91	3.05	.17	(2.22)	3.32	(.46)
Distributions from net investment income	(.14)	–	–	–	–	–
Distributions from net realized gain	–	–	–	(.03)	(.51)	–
Total distributions	(.14)	–	–	(.03)	(.51)	–
Redemption fees added to paid in capitalB	–	–	–	–	.01	–D
Net asset value, end of period	$32.93	$21.16	$18.11	$17.94	$20.19	$17.37
Total ReturnE,F,G	56.67%	16.84%	.95%	(11.04)%	19.62%	(2.58)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.38%J	1.42%	1.48%	1.48%	1.49%	1.52%
Expenses net of fee waivers, if any	1.38%J	1.42%	1.46%	1.47%	1.46%	1.48%
Expenses net of all reductions	1.36%J	1.41%	1.46%	1.47%	1.46%	1.48%
Net investment income (loss)	(.50)%J	(.34)%C	(.43)%	(.88)%	(1.01)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$34,351	$19,620	$17,401	$19,355	$25,170	$17,720
Portfolio turnover rateK	49%J	56%	37%	13%	28%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.56) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$20.07	$17.24	$17.15	$19.36	$16.68	$17.20
Income from Investment Operations
Net investment income (loss)B	(.12)	(.14)C	(.13)	(.24)	(.29)	(.16)
Net realized and unrealized gain (loss)	11.35	2.97	.22	(1.95)	3.42	(.36)
Total from investment operations	11.23	2.83	.09	(2.19)	3.13	(.52)
Distributions from net investment income	(.13)	–	–	–	–	–
Distributions from net realized gain	–	–	–	(.02)	(.45)	–
Total distributions	(.13)	–	–	(.02)	(.45)	–
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$31.17	$20.07	$17.24	$17.15	$19.36	$16.68
Total ReturnE,F,G	56.31%	16.42%	.52%	(11.35)%	19.19%	(3.02)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.79%J	1.80%	1.84%	1.85%	1.88%	1.97%
Expenses net of fee waivers, if any	1.79%J	1.80%	1.83%	1.83%	1.85%	1.93%
Expenses net of all reductions	1.78%J	1.79%	1.83%	1.83%	1.84%	1.93%
Net investment income (loss)	(.91)%J	(.72)%C	(.80)%	(1.25)%	(1.40)%	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$78,161	$52,375	$67,760	$92,724	$101,215	$52,732
Portfolio turnover rateK	49%J	56%	37%	13%	28%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.04 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.94) %.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.07	$18.78	$21.02	$18.12	$18.50
Income from Investment Operations
Net investment income (loss)B	.02	.06C	.03	(.05)	(.09)	(.03)
Net realized and unrealized gain (loss)	12.64	3.30	.26	(2.14)	3.66	(.35)
Total from investment operations	12.66	3.36	.29	(2.19)	3.57	(.38)
Distributions from net investment income	(.17)	(.06)	–	–	–	–
Distributions from net realized gain	–	(.03)	–	(.05)	(.68)	–
Total distributions	(.17)	(.10)D	–	(.05)	(.68)	–
Redemption fees added to paid in capitalB	–	–	–	–	.01	–E
Net asset value, end of period	$34.82	$22.33	$19.07	$18.78	$21.02	$18.12
Total ReturnF,G	57.11%	17.60%	1.54%	(10.47)%	20.38%	(2.05)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.77%J	.79%	.86%	.86%	.87%	.97%
Expenses net of fee waivers, if any	.77%J	.79%	.85%	.85%	.84%	.93%
Expenses net of all reductions	.76%J	.78%	.85%	.84%	.84%	.93%
Net investment income (loss)	.11%J	.29%C	.18%	(.26)%	(.39)%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,137,370	$1,292,204	$1,035,697	$1,011,412	$1,271,458	$1,076,206
Portfolio turnover rateK	49%J	56%	37%	13%	28%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .07%.

 D Total distributions of $.10 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.034 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$22.33	$19.07	$18.78	$21.02	$18.13	$18.50
Income from Investment Operations
Net investment income (loss)B	.01	.06C	.04	(.05)	(.09)	(.02)
Net realized and unrealized gain (loss)	12.65	3.30	.25	(2.14)	3.67	(.35)
Total from investment operations	12.66	3.36	.29	(2.19)	3.58	(.37)
Distributions from net investment income	(.17)	(.07)	–	–	–	–
Distributions from net realized gain	–	(.03)	–	(.05)	(.70)	–
Total distributions	(.17)	(.10)	–	(.05)	(.70)	–
Redemption fees added to paid in capitalB	–	–	–	–	.01	–D
Net asset value, end of period	$34.82	$22.33	$19.07	$18.78	$21.02	$18.13
Total ReturnE,F	57.11%	17.60%	1.54%	(10.47)%	20.41%	(2.00)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.78%I	.79%	.84%	.85%	.87%	.92%
Expenses net of fee waivers, if any	.78%I	.79%	.82%	.83%	.84%	.88%
Expenses net of all reductions	.76%I	.77%	.82%	.83%	.84%	.88%
Net investment income (loss)	.10%I	.30%C	.21%	(.24)%	(.39)%	(.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$205,476	$115,699	$84,956	$61,677	$58,673	$52,607
Portfolio turnover rateJ	49%I	56%	37%	13%	28%	20%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Gold Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$22.34	$19.08	$16.62
Income from Investment Operations
Net investment income (loss)C	.03	.10D	.07
Net realized and unrealized gain (loss)	12.65	3.29	2.39
Total from investment operations	12.68	3.39	2.46
Distributions from net investment income	(.17)	(.10)	–
Distributions from net realized gain	–	(.03)	–
Total distributions	(.17)	(.13)	–
Net asset value, end of period	$34.85	$22.34	$19.08
Total ReturnE,F	57.21%	17.75%	14.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.65%	.68%I
Expenses net of fee waivers, if any	.64%I	.64%	.68%I
Expenses net of all reductions	.63%I	.63%	.67%I
Net investment income (loss)	.24%I	.44%D	.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$154,309	$95,076	$3,037
Portfolio turnover rateJ	49%I	56%	37%

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Gold, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Consolidated Subsidiary.

The Funds included in the table below hold certain commodity-related investments through a wholly owned subsidiary (the "Subsidiary"). As of period end, the investments in the Subsidiaries, were as follows:

	Subsidiary Name	$ Amount	% of Fund's Net Assets
Gold Portfolio	Fidelity Select Gold Cayman Ltd.	13,766,633.5

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $117,926 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), controlled foreign corporations, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$ 1,260,205,496
Gross unrealized depreciation	(52,596,484)
Net unrealized appreciation (depreciation)	$1,207,609,012
Tax cost	$1,549,756,349

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(147,641,269)
Long-term	(1,443,093,862)
Total capital loss carryforward	$(1,590,735,131)

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Consolidated Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Gold Portfolio	648,212,410	516,143,162

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser, either through itself or through an affiliate provides investment management related services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. Under the management contract with the subsidiary, the investment adviser pays all other expenses of the Subsidiary, except custodian fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$105,395	$4,110
Class M	.25%	.25%	65,080	90
Class C	.75%	.25%	317,331	24,857
			$487,806	$29,057

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$30,803
Class M	3,809
Class C(a)	7,914
$42,526

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$100,726.24
Class M	36,089.28
Class C	60,939.19
Gold	1,451,861.17
Class I	141,884.18
Class Z	25,899.04
	$1,817,398

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Gold Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Gold Portfolio	$4,514

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Gold Portfolio	Borrower	$5,366,000.27%		$80

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are as follows:

Amount
Gold Portfolio	$2,292

During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Consolidated Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $147. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $161,124 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,360.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Distributions to shareholders
Class A	$455,445	$126,430
Class M	125,251	–
Class C	317,201	–
Gold	9,380,524	5,685,007
Class I	863,741	512,501
Class Z	673,784	523,784
Total	$11,815,946	$6,847,722

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Class A
Shares sold	977,638	1,071,031	$27,877,872	$23,081,577
Reinvestment of distributions	21,155	5,541	448,905	124,685
Shares redeemed	(712,616)	(803,447)	(18,708,178)	(17,157,110)
Net increase (decrease)	286,177	273,125	$9,618,599	$6,049,152
Class M
Shares sold	300,590	235,440	$8,287,807	$4,985,960
Reinvestment of distributions	6,023	–	124,861	–
Shares redeemed	(190,420)	(269,260)	(4,799,063)	(5,455,321)
Net increase (decrease)	116,193	(33,820)	$3,613,605	$(469,361)
Class C
Shares sold	364,356	447,770	$9,571,498	$9,285,024
Reinvestment of distributions	15,784	–	310,162	–
Shares redeemed	(482,192)	(1,768,549)	(11,213,510)	(33,587,608)
Net increase (decrease)	(102,052)	(1,320,779)	$(1,331,850)	$(24,302,584)
Gold
Shares sold	23,592,146	35,604,152	$687,375,958	$801,315,881
Reinvestment of distributions	411,951	237,526	9,005,239	5,435,729
Shares redeemed	(20,489,138)	(32,282,204)	(571,641,193)	(714,942,656)
Net increase (decrease)	3,514,959	3,559,474	$124,740,004	$91,808,954
Class I
Shares sold	1,885,712	2,911,958	$52,134,318	$63,117,217
Reinvestment of distributions	37,727	21,730	825,098	497,247
Shares redeemed	(1,203,520)	(2,207,535)	(31,863,149)	(48,726,909)
Net increase (decrease)	719,919	726,153	$21,096,267	$14,887,555
Class Z
Shares sold	2,435,062	5,524,932	$70,161,676	$130,157,436
Reinvestment of distributions	30,386	22,294	664,850	509,236
Shares redeemed	(2,293,630)	(1,450,995)	(60,962,658)	(33,527,536)
Net increase (decrease)	171,818	4,096,231	$9,863,868	$97,139,136

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Materials Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Linde PLC	14.5
Air Products & Chemicals, Inc.	7.1
Sherwin-Williams Co.	6.6
Newmont Corp.	6.3
Ecolab, Inc.	5.4
DuPont de Nemours, Inc.	4.9
Martin Marietta Materials, Inc.	4.5
Vulcan Materials Co.	3.6
First Quantum Minerals Ltd.	3.2
Ball Corp.	3.1
59.2

Top Industries (% of fund's net assets)

As of August 31, 2020
Chemicals	58.4%
Metals & Mining	19.7%
Containers & Packaging	10.8%
Construction Materials	8.6%
Paper & Forest Products	0.3%
All Others*	2.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Materials Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Chemicals - 58.4%
Commodity Chemicals - 4.8%
LyondellBasell Industries NV Class A	233,100	$15,263,388
Tronox Holdings PLC	2,040,703	18,284,699
		33,548,087
Diversified Chemicals - 0.3%
Huntsman Corp.	109,500	2,367,390
Fertilizers & Agricultural Chemicals - 4.7%
CF Industries Holdings, Inc.	113,100	3,690,453
Corteva, Inc.	333,611	9,524,594
FMC Corp.	127,517	13,626,467
The Mosaic Co.	193,800	3,532,974
The Scotts Miracle-Gro Co. Class A	18,400	3,100,952
		33,475,440
Industrial Gases - 21.6%
Air Products & Chemicals, Inc.	170,700	49,888,782
Linde PLC	409,786	102,339,955
		152,228,737
Specialty Chemicals - 27.0%
Albemarle Corp. U.S.	80,000	7,280,800
Ashland Global Holdings, Inc.	60,800	4,480,352
Balchem Corp.	46,000	4,494,200
DuPont de Nemours, Inc.	622,311	34,700,061
Ecolab, Inc.	194,510	38,334,031
Ingevity Corp. (a)	32,900	1,847,993
Innospec, Inc.	76,300	5,698,847
International Flavors & Fragrances, Inc. (b)	53,431	6,614,223
Livent Corp. (a)(b)	347,997	2,951,015
PPG Industries, Inc.	172,300	20,744,920
RPM International, Inc.	111,200	9,426,424
Sherwin-Williams Co.	69,800	46,839,290
Stepan Co.	19,600	2,259,684
Wacker Chemie AG	50,800	4,963,744
		190,635,584

TOTAL CHEMICALS		412,255,238

Construction Materials - 8.6%
Construction Materials - 8.6%
Martin Marietta Materials, Inc.	157,700	31,992,599
Summit Materials, Inc. (a)	228,800	3,406,832
Vulcan Materials Co.	211,700	25,404,000
		60,803,431
Containers & Packaging - 10.8%
Metal & Glass Containers - 8.4%
Aptargroup, Inc.	137,800	16,314,142
Ball Corp.	273,700	21,997,269
Crown Holdings, Inc. (a)	274,059	21,061,434
		59,372,845
Paper Packaging - 2.4%
Avery Dennison Corp.	93,600	10,800,504
Packaging Corp. of America	58,400	5,912,416
		16,712,920

TOTAL CONTAINERS & PACKAGING		76,085,765

Metals & Mining - 19.7%
Copper - 6.3%
First Quantum Minerals Ltd.	2,271,400	22,481,523
Freeport-McMoRan, Inc.	332,400	5,188,764
Lundin Mining Corp.	2,689,700	16,847,356
		44,517,643
Diversified Metals & Mining - 1.2%
MMC Norilsk Nickel PJSC sponsored ADR	321,700	8,380,285
Gold - 9.2%
Newmont Corp.	664,700	44,721,016
Royal Gold, Inc.	63,400	8,642,688
Wheaton Precious Metals Corp.	222,400	11,877,475
		65,241,179
Steel - 3.0%
Commercial Metals Co.	380,600	7,943,122
Reliance Steel & Aluminum Co.	78,300	8,211,321
Steel Dynamics, Inc.	178,800	5,278,176
		21,432,619

TOTAL METALS & MINING		139,571,726

Paper & Forest Products - 0.3%
Forest Products - 0.3%
Louisiana-Pacific Corp.	63,500	2,091,690
TOTAL COMMON STOCKS
(Cost $553,644,306)		690,807,850

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	1,595,070	1,595,389
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	5,561,249	5,561,805
TOTAL MONEY MARKET FUNDS
(Cost $7,157,194)		7,157,194
TOTAL INVESTMENT IN SECURITIES - 98.8%
(Cost $560,801,500)		697,965,044
NET OTHER ASSETS (LIABILITIES) - 1.2%		8,388,130
NET ASSETS - 100%		$706,353,174

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,118
Fidelity Securities Lending Cash Central Fund	16,098
Total	$22,216

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$690,807,850	$690,807,850	$--	$--
Money Market Funds	7,157,194	7,157,194	--	--
Total Investments in Securities:	$697,965,044	$697,965,044	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.5%
Ireland	14.5%
Canada	7.3%
United Kingdom	2.6%
Netherlands	2.2%
Russia	1.2%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,390,016) — See accompanying schedule: Unaffiliated issuers (cost $553,644,306)	$690,807,850
Fidelity Central Funds (cost $7,157,194)	7,157,194
Total Investment in Securities (cost $560,801,500)		$697,965,044
Foreign currency held at value (cost $19,027)		19,743
Receivable for investments sold		17,777,667
Receivable for fund shares sold		453,026
Dividends receivable		1,447,316
Distributions receivable from Fidelity Central Funds		3,130
Prepaid expenses		11,856
Other receivables		176,599
Total assets		717,854,381
Liabilities
Payable for investments purchased	$3,609,789
Payable for fund shares redeemed	1,670,888
Accrued management fee	314,022
Distribution and service plan fees payable	44,716
Other affiliated payables	143,280
Other payables and accrued expenses	173,212
Collateral on securities loaned	5,545,300
Total liabilities		11,501,207
Net Assets		$706,353,174
Net Assets consist of:
Paid in capital		$676,072,884
Total accumulated earnings (loss)		30,280,290
Net Assets		$706,353,174
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($80,904,537 ÷ 1,152,114 shares)(a)		$70.22
Maximum offering price per share (100/94.25 of $70.22)		$74.50
Class M:
Net Asset Value and redemption price per share ($20,953,661 ÷ 301,607 shares)(a)		$69.47
Maximum offering price per share (100/96.50 of $69.47)		$71.99
Class C:
Net Asset Value and offering price per share ($22,284,848 ÷ 330,120 shares)(a)		$67.51
Materials:
Net Asset Value, offering price and redemption price per share ($419,549,785 ÷ 5,942,360 shares)		$70.60
Class I:
Net Asset Value, offering price and redemption price per share ($144,166,233 ÷ 2,045,572 shares)		$70.48
Class Z:
Net Asset Value, offering price and redemption price per share ($18,494,110 ÷ 262,712 shares)		$70.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$5,983,032
Income from Fidelity Central Funds (including $16,098 from security lending)		22,216
Total income		6,005,248
Expenses
Management fee	$1,718,979
Transfer agent fees	714,691
Distribution and service plan fees	247,558
Accounting fees	117,369
Custodian fees and expenses	5,329
Independent trustees' fees and expenses	2,145
Registration fees	36,013
Audit	21,081
Legal	2,908
Miscellaneous	32,633
Total expenses before reductions	2,898,706
Expense reductions	(51,007)
Total expenses after reductions		2,847,699
Net investment income (loss)		3,157,549
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,653,601)
Fidelity Central Funds	9,250
Foreign currency transactions	(26,922)
Total net realized gain (loss)		(4,671,273)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	111,828,544
Assets and liabilities in foreign currencies	22,204
Total change in net unrealized appreciation (depreciation)		111,850,748
Net gain (loss)		107,179,475
Net increase (decrease) in net assets resulting from operations		$110,337,024

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,157,549	$9,745,085
Net realized gain (loss)	(4,671,273)	(91,670,706)
Change in net unrealized appreciation (depreciation)	111,850,748	(34,457,826)
Net increase (decrease) in net assets resulting from operations	110,337,024	(116,383,447)
Distributions to shareholders	–	(9,657,928)
Share transactions - net increase (decrease)	(81,336,566)	(292,920,936)
Total increase (decrease) in net assets	29,000,458	(418,962,311)
Net Assets
Beginning of period	677,352,716	1,096,315,027
End of period	$706,353,174	$677,352,716

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Materials Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$59.39	$69.57	$88.50	$81.27	$62.94	$80.43
Income from Investment Operations
Net investment income (loss)B	.23	.58	.84	.55	.70	.79
Net realized and unrealized gain (loss)	10.60	(10.10)	(12.01)	11.18	18.26	(16.80)
Total from investment operations	10.83	(9.52)	(11.17)	11.73	18.96	(16.01)
Distributions from net investment income	–	(.66)	(.67)	(.50)	(.63)	(.58)
Distributions from net realized gain	–	–	(7.09)	(4.00)	–	(.91)
Total distributions	–	(.66)	(7.76)	(4.50)	(.63)	(1.48)C
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$70.22	$59.39	$69.57	$88.50	$81.27	$62.94
Total ReturnE,F,G	18.24%	(13.81)%	(12.59)%	14.65%	30.18%	(20.01)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.10%J	1.08%	1.06%	1.07%	1.08%	1.06%
Expenses net of fee waivers, if any	1.10%J	1.08%	1.06%	1.07%	1.08%	1.06%
Expenses net of all reductions	1.08%J	1.07%	1.05%	1.06%	1.07%	1.06%
Net investment income (loss)	.77%J	.87%	1.08%	.64%	.96%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$80,905	$76,869	$126,182	$201,933	$229,086	$202,747
Portfolio turnover rateK	19%J	69%	77%L	67%	49%L	64%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.48 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$58.84	$68.98	$87.79	$80.66	$62.52	$79.95
Income from Investment Operations
Net investment income (loss)B	.15	.39	.61	.30	.47	.56
Net realized and unrealized gain (loss)	10.48	(10.01)	(11.88)	11.08	18.12	(16.69)
Total from investment operations	10.63	(9.62)	(11.27)	11.38	18.59	(16.13)
Distributions from net investment income	–	(.52)	(.45)	(.25)	(.45)	(.40)
Distributions from net realized gain	–	–	(7.09)	(4.00)	–	(.91)
Total distributions	–	(.52)	(7.54)	(4.25)	(.45)	(1.30)C
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$69.47	$58.84	$68.98	$87.79	$80.66	$62.52
Total ReturnE,F,G	18.07%	(14.05)%	(12.84)%	14.30%	29.78%	(20.27)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.37%J	1.37%	1.35%	1.36%	1.39%	1.38%
Expenses net of fee waivers, if any	1.37%J	1.36%	1.35%	1.36%	1.39%	1.37%
Expenses net of all reductions	1.36%J	1.36%	1.34%	1.35%	1.38%	1.37%
Net investment income (loss)	.50%J	.58%	.79%	.35%	.65%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$20,954	$19,423	$27,436	$40,107	$40,935	$30,118
Portfolio turnover rateK	19%J	69%	77%L	67%	49%L	64%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.30 per share is comprised of distributions from net investment income of $.395 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$57.30	$67.13	$85.52	$78.72	$61.09	$78.12
Income from Investment Operations
Net investment income (loss)B	.01	.08	.25	(.09)	.15	.24
Net realized and unrealized gain (loss)	10.20	(9.76)	(11.50)	10.80	17.68	(16.28)
Total from investment operations	10.21	(9.68)	(11.25)	10.71	17.83	(16.04)
Distributions from net investment income	–	(.15)	(.04)	(.02)	(.20)	(.08)
Distributions from net realized gain	–	–	(7.09)	(3.89)	–	(.91)
Total distributions	–	(.15)	(7.14)C	(3.91)	(.20)	(.99)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$67.51	$57.30	$67.13	$85.52	$78.72	$61.09
Total ReturnE,F,G	17.82%	(14.46)%	(13.24)%	13.78%	29.21%	(20.61)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.85%J	1.82%	1.81%	1.82%	1.83%	1.81%
Expenses net of fee waivers, if any	1.84%J	1.82%	1.81%	1.82%	1.82%	1.81%
Expenses net of all reductions	1.83%J	1.81%	1.79%	1.82%	1.82%	1.81%
Net investment income (loss)	.03%J	.12%	.33%	(.11)%	.21%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$22,285	$24,239	$51,659	$85,792	$80,225	$66,896
Portfolio turnover rateK	19%J	69%	77%L	67%	49%L	64%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $7.14 per share is comprised of distributions from net investment income of $.042 and distributions from net realized gain of $7.094 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$59.63	$69.84	$88.90	$81.64	$63.20	$80.77
Income from Investment Operations
Net investment income (loss)B	.32	.77	1.06	.79	.90	.98
Net realized and unrealized gain (loss)	10.65	(10.14)	(12.09)	11.24	18.34	(16.89)
Total from investment operations	10.97	(9.37)	(11.03)	12.03	19.24	(15.91)
Distributions from net investment income	–	(.84)	(.93)	(.77)	(.80)	(.76)
Distributions from net realized gain	–	–	(7.09)	(4.00)	–	(.91)
Total distributions	–	(.84)	(8.03)C	(4.77)	(.80)	(1.66)D
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$70.60	$59.63	$69.84	$88.90	$81.64	$63.20
Total ReturnF,G	18.40%	(13.57)%	(12.35)%	14.96%	30.52%	(19.81)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.82%J	.80%	.79%	.79%	.81%	.81%
Expenses net of fee waivers, if any	.82%J	.80%	.79%	.79%	.81%	.81%
Expenses net of all reductions	.81%J	.79%	.78%	.79%	.81%	.80%
Net investment income (loss)	1.05%J	1.14%	1.35%	.91%	1.22%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$419,550	$405,668	$626,759	$1,043,704	$882,504	$711,985
Portfolio turnover rateK	19%J	69%	77%L	67%	49%L	64%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $8.03 per share is comprised of distributions from net investment income of $.932 and distributions from net realized gain of $7.094 per share.

 D Total distributions of $1.66 per share is comprised of distributions from net investment income of $.756 and distributions from net realized gain of $.906 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$59.52	$69.70	$88.73	$81.49	$63.07	$80.60
Income from Investment Operations
Net investment income (loss)B	.33	.78	1.07	.80	.91	1.00
Net realized and unrealized gain (loss)	10.63	(10.12)	(12.08)	11.22	18.31	(16.86)
Total from investment operations	10.96	(9.34)	(11.01)	12.02	19.22	(15.86)
Distributions from net investment income	–	(.84)	(.93)	(.78)	(.80)	(.77)
Distributions from net realized gain	–	–	(7.09)	(4.00)	–	(.91)
Total distributions	–	(.84)	(8.02)	(4.78)	(.80)	(1.67)C
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$70.48	$59.52	$69.70	$88.73	$81.49	$63.07
Total ReturnE,F	18.41%	(13.55)%	(12.34)%	14.97%	30.55%	(19.79)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.79%	.78%	.79%	.79%	.78%
Expenses net of fee waivers, if any	.80%I	.79%	.78%	.79%	.79%	.78%
Expenses net of all reductions	.78%I	.78%	.77%	.78%	.78%	.78%
Net investment income (loss)	1.07%I	1.16%	1.36%	.92%	1.25%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$144,166	$137,887	$254,240	$511,062	$335,124	$306,145
Portfolio turnover rateJ	19%I	69%	77%K	67%	49%K	64%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.67 per share is comprised of distributions from net investment income of $.767 and distributions from net realized gain of $.906 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Materials Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$59.40	$69.58	$79.81
Income from Investment Operations
Net investment income (loss)C	.37	.88	.62
Net realized and unrealized gain (loss)	10.63	(10.10)	(6.96)
Total from investment operations	11.00	(9.22)	(6.34)
Distributions from net investment income	–	(.96)	(.96)
Distributions from net realized gain	–	–	(2.93)
Total distributions	–	(.96)	(3.89)
Net asset value, end of period	$70.40	$59.40	$69.58
Total ReturnD,E	18.52%	(13.43)%	(7.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.63%	.63%H
Expenses net of fee waivers, if any	.64%H	.63%	.62%H
Expenses net of all reductions	.63%H	.62%	.61%H
Net investment income (loss)	1.23%H	1.31%	2.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$18,494	$13,267	$10,039
Portfolio turnover rateI	19%H	69%	77%J

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Materials, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $152,215 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$164,144,920
Gross unrealized depreciation	(28,467,936)
Net unrealized appreciation (depreciation)	$135,676,984
Tax cost	$562,288,060

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(34,373,469)
Long-term	(69,502,615)
Total capital loss carryforward	$(103,876,084)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Materials Portfolio	60,113,742	152,862,744

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$93,566	$349
Class M	.25%	.25%	46,496	–
Class C	.75%	.25%	107,496	3,112
			$247,558	$3,461

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$8,614
Class M	915
Class C(a)	469
$9,998

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$94,620.25
Class M	25,790.28
Class C	26,780.25
Materials	432,719.23
Class I	131,207.20
Class Z	3,575.04
	$714,691

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Materials Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Materials Portfolio	$3,205

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Materials Portfolio	$847

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Total fees paid by the Fund to NFS, as lending agent, amounted to $1,556. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $21 from securities loaned to NFS, as affiliated borrower.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49,320 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,687.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Distributions to shareholders
Class A	$–	$898,677
Class M	–	184,051
Class C	–	66,737
Materials	–	6,084,056
Class I	–	2,187,246
Class Z	–	237,161
Total	$–	$9,657,928

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Class A
Shares sold	107,166	244,450	$6,380,789	$16,509,685
Reinvestment of distributions	–	12,915	–	880,535
Shares redeemed	(249,358)	(776,678)	(15,236,454)	(52,530,774)
Net increase (decrease)	(142,192)	(519,313)	$(8,855,665)	$(35,140,554)
Class M
Shares sold	40,165	35,457	$2,565,363	$2,382,633
Reinvestment of distributions	–	2,714	–	183,413
Shares redeemed	(68,669)	(105,772)	(4,090,419)	(7,006,735)
Net increase (decrease)	(28,504)	(67,601)	$(1,525,056)	$(4,440,689)
Class C
Shares sold	4,958	17,268	$288,666	$1,120,535
Reinvestment of distributions	–	966	–	63,603
Shares redeemed	(97,826)	(364,770)	(5,534,118)	(23,591,304)
Net increase (decrease)	(92,868)	(346,536)	$(5,245,452)	$(22,407,166)
Materials
Shares sold	286,575	436,712	$17,287,125	$29,584,388
Reinvestment of distributions	–	82,761	–	5,662,504
Shares redeemed	(1,147,368)	(2,690,491)	(68,040,779)	(181,389,398)
Net increase (decrease)	(860,793)	(2,171,018)	$(50,753,654)	$(146,142,506)
Class I
Shares sold	412,019	507,369	$23,629,381	$34,230,110
Reinvestment of distributions	–	30,204	–	2,062,607
Shares redeemed	(683,272)	(1,868,270)	(40,013,981)	(125,984,780)
Net increase (decrease)	(271,253)	(1,330,697)	$(16,384,600)	$(89,692,063)
Class Z
Shares sold	176,003	212,839	$9,375,259	$13,863,966
Reinvestment of distributions	–	3,047	–	207,591
Shares redeemed	(136,643)	(136,815)	(7,947,398)	(9,169,515)
Net increase (decrease)	39,360	79,071	$1,427,861	$4,902,042

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Chemicals Portfolio	.81%
Actual		$1,000.00	$1,172.90	$4.44
Hypothetical-C		$1,000.00	$1,021.12	$4.13
Gold Portfolio
Class A	1.09%
Actual		$1,000.00	$1,568.20	$7.06
Hypothetical-C		$1,000.00	$1,019.71	$5.55
Class M	1.38%
Actual		$1,000.00	$1,566.70	$8.93
Hypothetical-C		$1,000.00	$1,018.25	$7.02
Class C	1.79%
Actual		$1,000.00	$1,563.10	$11.56
Hypothetical-C		$1,000.00	$1,016.18	$9.10
Gold	.77%
Actual		$1,000.00	$1,571.10	$4.99
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class I	.78%
Actual		$1,000.00	$1,571.10	$5.05
Hypothetical-C		$1,000.00	$1,021.27	$3.97
Class Z	.64%
Actual		$1,000.00	$1,572.10	$4.15
Hypothetical-C		$1,000.00	$1,021.98	$3.26
Materials Portfolio
Class A	1.10%
Actual		$1,000.00	$1,182.40	$6.05
Hypothetical-C		$1,000.00	$1,019.66	$5.60
Class M	1.37%
Actual		$1,000.00	$1,180.70	$7.53
Hypothetical-C		$1,000.00	$1,018.30	$6.97
Class C	1.84%
Actual		$1,000.00	$1,178.20	$10.10
Hypothetical-C		$1,000.00	$1,015.93	$9.35
Materials	.82%
Actual		$1,000.00	$1,184.00	$4.51
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class I	.80%
Actual		$1,000.00	$1,184.10	$4.40
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class Z	.64%
Actual		$1,000.00	$1,185.20	$3.53
Hypothetical-C		$1,000.00	$1,021.98	$3.26

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELMT-SANN-1020
1.846035.113

Fidelity® Select Portfolios®
Telecommunications Services Sector

Telecommunications Portfolio

Wireless Portfolio

Semi-Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Telecommunications Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Wireless Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Telecommunications Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Verizon Communications, Inc.	16.6
AT&T, Inc.	14.4
T-Mobile U.S., Inc.	10.1
GCI Liberty, Inc.	5.0
Vonage Holdings Corp.	4.8
Liberty Global PLC Class C	4.7
Iridium Communications, Inc.	4.2
Bandwidth, Inc.	3.9
Cogent Communications Group, Inc.	3.9
Reliance Industries Ltd.	3.2
70.8

Top Industries (% of fund's net assets)

As of August 31, 2020
Diversified Telecommunication Services	65.5%
Wireless Telecommunication Services	16.3%
Media	7.2%
Oil, Gas & Consumable Fuels	3.3%
Communications Equipment	2.4%
All Others*	5.3%

* Includes short-term investments and net other assets (liabilities).

Telecommunications Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
Communications Equipment - 2.4%
Communications Equipment - 2.4%
CommScope Holding Co., Inc. (a)	258,500	$2,662,550
EchoStar Holding Corp. Class A (a)	77,900	2,288,702
Harmonic, Inc. (a)	550,600	3,248,540
		8,199,792
Construction & Engineering - 1.0%
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	54,600	3,358,446
Diversified Telecommunication Services - 65.5%
Alternative Carriers - 30.4%
Bandwidth, Inc. (a)(b)	84,400	13,291,312
Cogent Communications Group, Inc.	194,339	13,071,241
GCI Liberty, Inc. (a)	210,400	16,996,112
Iliad SA (b)	17,967	3,837,925
Iridium Communications, Inc. (a)	510,811	14,307,816
Liberty Global PLC Class C (a)	690,336	15,884,631
Liberty Latin America Ltd. Class C (a)(b)	846,834	8,078,796
ORBCOMM, Inc. (a)	370,949	1,487,505
Vonage Holdings Corp. (a)	1,436,171	16,444,158
		103,399,496
Integrated Telecommunication Services - 35.1%
AT&T, Inc.	1,635,120	48,742,927
ATN International, Inc.	83,500	4,843,000
Bezeq The Israel Telecommunication Corp. Ltd. (a)	5,108,400	5,837,171
Consolidated Communications Holdings, Inc. (a)	10,300	80,134
Masmovil Ibercom SA (a)	128,100	3,430,361
Verizon Communications, Inc.	950,997	56,365,595
		119,299,188

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		222,698,684

Entertainment - 2.4%
Interactive Home Entertainment - 2.4%
Activision Blizzard, Inc.	76,300	6,372,576
Electronic Arts, Inc. (a)	13,100	1,827,057
		8,199,633
Media - 7.2%
Cable & Satellite - 7.2%
Charter Communications, Inc. Class A (a)	17,600	10,834,736
Comcast Corp. Class A	179,400	8,038,914
Liberty Broadband Corp. Class A (a)	34,000	4,698,460
Megacable Holdings S.A.B. de CV unit	335,800	966,641
		24,538,751
Oil, Gas & Consumable Fuels - 3.3%
Oil & Gas Refining & Marketing - 3.3%
Reliance Industries Ltd.	385,000	10,935,132
Reliance Industries Ltd.	25,666	418,152
		11,353,284
Road & Rail - 1.1%
Trucking - 1.1%
Lyft, Inc. (a)	120,400	3,572,268
Software - 0.9%
Application Software - 0.9%
RingCentral, Inc. (a)	9,900	2,878,623
Zoom Video Communications, Inc. Class A (a)	300	97,530
		2,976,153
Wireless Telecommunication Services - 16.3%
Wireless Telecommunication Services - 16.3%
Boingo Wireless, Inc. (a)	146,900	1,908,231
Millicom International Cellular SA	91,400	2,700,870
Shenandoah Telecommunications Co.	85,423	4,723,892
T-Mobile U.S., Inc.	295,624	34,493,408
Telephone & Data Systems, Inc.	242,664	5,612,818
U.S. Cellular Corp. (a)	167,000	6,075,460
		55,514,679
TOTAL COMMON STOCKS
(Cost $251,104,758)		340,411,690

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.12% (c)	734,857	735,004
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	12,333,133	12,334,366
TOTAL MONEY MARKET FUNDS
(Cost $13,069,280)		13,069,370
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $264,174,038)		353,481,060
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(13,222,226)
NET ASSETS - 100%		$340,258,834

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,594
Fidelity Securities Lending Cash Central Fund	13,538
Total	$16,132

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$340,411,690	$340,411,690	$--	$--
Money Market Funds	13,069,370	13,069,370	--	--
Total Investments in Securities:	$353,481,060	$353,481,060	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.5%
United Kingdom	4.7%
India	3.3%
Bermuda	2.4%
Israel	1.7%
France	1.1%
Spain	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,128,063) — See accompanying schedule: Unaffiliated issuers (cost $251,104,758)	$340,411,690
Fidelity Central Funds (cost $13,069,280)	13,069,370
Total Investment in Securities (cost $264,174,038)		$353,481,060
Receivable for fund shares sold		517,146
Dividends receivable		137,010
Distributions receivable from Fidelity Central Funds		4,410
Prepaid expenses		2,759
Other receivables		24,107
Total assets		354,166,492
Liabilities
Payable for fund shares redeemed	$323,773
Accrued management fee	150,017
Distribution and service plan fees payable	15,206
Other affiliated payables	59,341
Other payables and accrued expenses	1,025,431
Collateral on securities loaned	12,333,890
Total liabilities		13,907,658
Net Assets		$340,258,834
Net Assets consist of:
Paid in capital		$243,906,648
Total accumulated earnings (loss)		96,352,186
Net Assets		$340,258,834
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($25,722,627 ÷ 373,797 shares)(a)		$68.81
Maximum offering price per share (100/94.25 of $68.81)		$73.01
Class M:
Net Asset Value and redemption price per share ($8,615,976 ÷ 126,031 shares)(a)		$68.36
Maximum offering price per share (100/96.50 of $68.36)		$70.84
Class C:
Net Asset Value and offering price per share ($7,904,613 ÷ 115,685 shares)(a)		$68.33
Telecommunications:
Net Asset Value, offering price and redemption price per share ($244,271,358 ÷ 3,523,080 shares)		$69.33
Class I:
Net Asset Value, offering price and redemption price per share ($23,757,031 ÷ 343,367 shares)		$69.19
Class Z:
Net Asset Value, offering price and redemption price per share ($29,987,229 ÷ 434,034 shares)		$69.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$3,375,863
Income from Fidelity Central Funds (including $13,538 from security lending)		16,132
Total income		3,391,995
Expenses
Management fee	$829,823
Transfer agent fees	286,423
Distribution and service plan fees	78,428
Accounting fees	60,685
Custodian fees and expenses	10,592
Independent trustees' fees and expenses	972
Registration fees	47,592
Audit	28,114
Legal	215
Interest	140
Miscellaneous	9,600
Total expenses before reductions	1,352,584
Expense reductions	(58,886)
Total expenses after reductions		1,293,698
Net investment income (loss)		2,098,297
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,117,863
Fidelity Central Funds	(619)
Foreign currency transactions	(9,294)
Total net realized gain (loss)		8,107,950
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,001,187)	36,811,108
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(4,141)
Total change in net unrealized appreciation (depreciation)		36,806,966
Net gain (loss)		44,914,916
Net increase (decrease) in net assets resulting from operations		$47,013,213

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,098,297	$5,137,407
Net realized gain (loss)	8,107,950	16,201,250
Change in net unrealized appreciation (depreciation)	36,806,966	12,375,034
Net increase (decrease) in net assets resulting from operations	47,013,213	33,713,691
Distributions to shareholders	(5,169,800)	(9,566,584)
Share transactions - net increase (decrease)	6,124,862	(18,459,242)
Total increase (decrease) in net assets	47,968,275	5,687,865
Net Assets
Beginning of period	292,290,559	286,602,694
End of period	$340,258,834	$292,290,559

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Telecommunications Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.60	$55.68	$55.58	$69.61	$62.32	$63.26
Income from Investment Operations
Net investment income (loss)B	.34	.87	1.10C	1.05	.88	.81
Net realized and unrealized gain (loss)	8.87	5.86	.56	(3.38)	10.68	(.76)
Total from investment operations	9.21	6.73	1.66	(2.33)	11.56	.05
Distributions from net investment income	(.14)	(.96)	(.94)	(1.31)	(1.11)	(.54)
Distributions from net realized gain	(.86)	(.85)	(.62)	(10.39)	(3.16)	(.45)
Total distributions	(1.00)	(1.81)	(1.56)	(11.70)	(4.27)	(.99)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$68.81	$60.60	$55.68	$55.58	$69.61	$62.32
Total ReturnE,F,G	15.52%	12.12%	3.03%	(4.06)%	18.65%	.16%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.13%J	1.18%	1.18%	1.14%	1.14%	1.15%
Expenses net of fee waivers, if any	1.13%J	1.17%	1.17%	1.14%	1.14%	1.15%
Expenses net of all reductions	1.10%J	1.17%	1.16%	1.12%	1.12%	1.15%
Net investment income (loss)	1.08%J	1.47%	1.96%C	1.59%	1.28%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$25,723	$21,376	$20,589	$17,816	$31,966	$13,032
Portfolio turnover rateK	69%J	58%	64%L	66%	105%L	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.52%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.25	$55.40	$55.31	$69.33	$61.95	$63.04
Income from Investment Operations
Net investment income (loss)B	.25	.70	.92C	.81	.65	.61
Net realized and unrealized gain (loss)	8.82	5.83	.55	(3.36)	10.62	(.76)
Total from investment operations	9.07	6.53	1.47	(2.55)	11.27	(.15)
Distributions from net investment income	(.10)	(.83)	(.76)	(1.07)	(.73)	(.49)
Distributions from net realized gain	(.86)	(.85)	(.62)	(10.39)	(3.16)	(.45)
Total distributions	(.96)	(1.68)	(1.38)	(11.47)D	(3.89)	(.94)
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$68.36	$60.25	$55.40	$55.31	$69.33	$61.95
Total ReturnF,G,H	15.37%	11.81%	2.69%	(4.40)%	18.26%	(.16)%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.41%K	1.46%	1.50%	1.49%	1.46%	1.47%
Expenses net of fee waivers, if any	1.41%K	1.46%	1.49%	1.49%	1.46%	1.47%
Expenses net of all reductions	1.37%K	1.45%	1.48%	1.48%	1.44%	1.46%
Net investment income (loss)	.80%K	1.19%	1.64%C	1.24%	.96%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$8,616	$6,919	$6,018	$4,847	$6,933	$8,280
Portfolio turnover rateL	69%K	58%	64%M	66%	105%M	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.19%.

 D Total distributions of $11.47 per share is comprised of distributions from net investment income of $1.073 and distributions from net realized gain of $10.393 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.32	$55.45	$55.29	$69.24	$62.10	$63.04
Income from Investment Operations
Net investment income (loss)B	.11	.46	.70C	.57	.37	.36
Net realized and unrealized gain (loss)	8.83	5.82	.56	(3.36)	10.62	(.75)
Total from investment operations	8.94	6.28	1.26	(2.79)	10.99	(.39)
Distributions from net investment income	(.07)	(.56)	(.48)	(.77)	(.69)	(.10)
Distributions from net realized gain	(.86)	(.85)	(.62)	(10.39)	(3.16)	(.45)
Total distributions	(.93)	(1.41)	(1.10)	(11.16)	(3.85)	(.55)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$68.33	$60.32	$55.45	$55.29	$69.24	$62.10
Total ReturnE,F,G	15.11%	11.34%	2.30%	(4.75)%	17.77%	(.57)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.87%J	1.88%	1.88%	1.86%	1.88%	1.89%
Expenses net of fee waivers, if any	1.87%J	1.87%	1.88%	1.86%	1.88%	1.89%
Expenses net of all reductions	1.83%J	1.87%	1.86%	1.85%	1.86%	1.88%
Net investment income (loss)	.35%J	.77%	1.26%C	.87%	.54%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$7,905	$6,491	$6,994	$8,396	$13,528	$7,735
Portfolio turnover rateK	69%J	58%	64%L	66%	105%L	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .81%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.99	$56.04	$55.88	$69.97	$62.58	$63.54
Income from Investment Operations
Net investment income (loss)B	.43	1.09	1.30C	1.28	1.12	1.02
Net realized and unrealized gain (loss)	8.95	5.90	.56	(3.42)	10.74	(.77)
Total from investment operations	9.38	6.99	1.86	(2.14)	11.86	.25
Distributions from net investment income	(.18)	(1.19)	(1.08)	(1.56)	(1.31)	(.76)
Distributions from net realized gain	(.86)	(.85)	(.62)	(10.39)	(3.16)	(.45)
Total distributions	(1.04)	(2.04)	(1.70)	(11.95)	(4.47)	(1.21)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$69.33	$60.99	$56.04	$55.88	$69.97	$62.58
Total ReturnE,F	15.72%	12.50%	3.38%	(3.76)%	19.06%	.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	.82%I	.83%	.84%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.82%I	.82%	.83%	.82%	.80%	.81%
Expenses net of all reductions	.79%I	.82%	.82%	.80%	.78%	.81%
Net investment income (loss)	1.39%I	1.82%	2.30%C	1.92%	1.62%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$244,271	$219,854	$227,438	$320,908	$690,720	$689,600
Portfolio turnover rateJ	69%I	58%	64%K	66%	105%K	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.85%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$60.86	$55.84	$55.74	$69.82	$62.46	$63.38
Income from Investment Operations
Net investment income (loss)B	.44	1.04	1.27C	1.26	1.12	1.02
Net realized and unrealized gain (loss)	8.93	5.91	.57	(3.39)	10.70	(.76)
Total from investment operations	9.37	6.95	1.84	(2.13)	11.82	.26
Distributions from net investment income	(.18)	(1.08)	(1.12)	(1.56)	(1.30)	(.73)
Distributions from net realized gain	(.86)	(.85)	(.62)	(10.39)	(3.16)	(.45)
Total distributions	(1.04)	(1.93)	(1.74)	(11.95)	(4.46)	(1.18)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$69.19	$60.86	$55.84	$55.74	$69.82	$62.46
Total ReturnE,F	15.74%	12.47%	3.35%	(3.75)%	19.03%	.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	.80%I	.88%	.91%	.82%	.80%	.82%
Expenses net of fee waivers, if any	.80%I	.88%	.90%	.82%	.80%	.82%
Expenses net of all reductions	.76%I	.88%	.88%	.80%	.78%	.81%
Net investment income (loss)	1.41%I	1.76%	2.23%C	1.91%	1.62%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$23,757	$12,428	$25,181	$8,332	$14,550	$6,197
Portfolio turnover rateJ	69%I	58%	64%K	66%	105%K	51%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.25 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.79%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Telecommunications Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$60.75	$55.84	$60.97
Income from Investment Operations
Net investment income (loss)C	.48	1.20	.39D
Net realized and unrealized gain (loss)	8.92	5.86	(4.55)
Total from investment operations	9.40	7.06	(4.16)
Distributions from net investment income	(.20)	(1.30)	(.97)
Distributions from net realized gain	(.86)	(.85)	–
Total distributions	(1.06)	(2.15)	(.97)
Net asset value, end of period	$69.09	$60.75	$55.84
Total ReturnE,F	15.81%	12.68%	(6.80)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.68%I	.68%	.68%I
Expenses net of fee waivers, if any	.68%I	.67%	.66%I
Expenses net of all reductions	.64%I	.67%	.64%I
Net investment income (loss)	1.53%I	1.97%	1.67%D,I
Supplemental Data
Net assets, end of period (000 omitted)	$29,987	$25,223	$383
Portfolio turnover rateJ	69%I	58%	64%K

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.23%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Telecommunications, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$102,501,335
Gross unrealized depreciation	(15,564,984)
Net unrealized appreciation (depreciation)	$86,936,351
Tax cost	$266,544,709

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Telecommunications Portfolio	111,913,466	106,796,063

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$26,530	$605
Class M	.25%	.25%	17,230	–
Class C	.75%	.25%	34,668	6,107
			$78,428	$6,712

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13,533
Class M	1,052
Class C(a)	253
$14,838

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$26,678.25
Class M	9,637.28
Class C	8,104.23
Telecommunications	219,815.19
Class I	16,305.17
Class Z	5,884.04
	$286,423

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Telecommunications Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Telecommunications Portfolio	$7,483

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Telecommunications Portfolio	Borrower	$5,305,000.32%		$140

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Telecommunications Portfolio	$374

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $708. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $58,301 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $585.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Distributions to shareholders
Class A	$318,732	$604,045
Class M	94,944	187,105
Class C	97,338	153,979
Telecommunications	3,922,539	7,412,079
Class I	263,477	463,300
Class Z	472,770	746,076
Total	$5,169,800	$9,566,584

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Class A
Shares sold	120,895	131,076	$7,608,476	$7,742,577
Reinvestment of distributions	5,309	9,514	305,840	574,157
Shares redeemed	(105,170)	(157,632)	(6,448,253)	(9,303,325)
Net increase (decrease)	21,034	(17,042)	$1,466,063	$(986,591)
Class M
Shares sold	45,974	39,034	$2,878,580	$2,290,232
Reinvestment of distributions	1,648	3,102	94,414	186,377
Shares redeemed	(36,439)	(35,902)	(2,222,557)	(2,107,496)
Net increase (decrease)	11,183	6,234	$750,437	$369,113
Class C
Shares sold	34,483	20,297	$2,114,724	$1,201,861
Reinvestment of distributions	1,595	2,359	91,493	141,967
Shares redeemed	(28,017)	(41,159)	(1,724,389)	(2,410,442)
Net increase (decrease)	8,061	(18,503)	$481,828	$(1,066,614)
Telecommunications
Shares sold	698,564	518,015	$41,178,923	$31,128,263
Reinvestment of distributions	62,650	114,924	3,632,418	6,977,492
Shares redeemed	(842,763)	(1,086,758)	(50,664,642)	(64,730,175)
Net increase (decrease)	(81,549)	(453,819)	$(5,853,301)	$(26,624,420)
Class I
Shares sold	292,770	156,686	$17,107,486	$9,424,886
Reinvestment of distributions	4,213	6,643	243,765	401,406
Shares redeemed	(157,818)	(410,057)	(8,985,188)	(24,520,400)
Net increase (decrease)	139,165	(246,728)	$8,366,063	$(14,694,108)
Class Z
Shares sold	90,724	468,706	$5,271,521	$28,191,952
Reinvestment of distributions	5,853	9,319	338,028	565,974
Shares redeemed	(77,725)	(69,698)	(4,695,777)	(4,214,548)
Net increase (decrease)	18,852	408,327	$913,772	$24,543,378

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Wireless Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	17.2
T-Mobile U.S., Inc.	7.2
American Tower Corp.	6.9
Verizon Communications, Inc.	6.2
Marvell Technology Group Ltd.	3.8
Reliance Industries Ltd.	3.4
Ericsson (B Shares)	3.4
RingCentral, Inc.	3.0
Activision Blizzard, Inc.	2.8
Orange SA ADR	2.7
56.6

Top Industries (% of fund's net assets)

As of August 31, 2020
Diversified Telecommunication Services	22.2%
Technology Hardware, Storage & Peripherals	18.7%
Wireless Telecommunication Services	11.2%
Semiconductors & Semiconductor Equipment	9.7%
Equity Real Estate Investment Trusts (Reits)	8.5%
All Others*	29.7%

* Includes short-term investments and net other assets (liabilities).

Wireless Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Communications Equipment - 8.1%
Communications Equipment - 8.1%
CommScope Holding Co., Inc. (a)	496,900	$5,118,070
EchoStar Holding Corp. Class A (a)	105,400	3,096,652
Ericsson:
(B Shares)	165,200	1,926,218
(B Shares) sponsored ADR (b)	1,124,700	13,102,755
Motorola Solutions, Inc.	49,968	7,732,548
Nokia Corp. sponsored ADR	479,800	2,351,020
ViaSat, Inc. (a)	68,401	2,719,624
		36,046,887
Diversified Telecommunication Services - 22.2%
Alternative Carriers - 5.9%
GCI Liberty, Inc. (a)	120,800	9,758,224
Iliad SA (b)	38,795	8,286,986
Liberty Global PLC Class A (a)	307,700	7,190,949
Liberty Latin America Ltd. Class C (a)(b)	138,300	1,319,382
		26,555,541
Integrated Telecommunication Services - 16.3%
AT&T, Inc.	334,100	9,959,521
BCE, Inc. (b)	139,100	5,978,415
Bezeq The Israel Telecommunication Corp. Ltd. (a)	8,589,900	9,815,346
Masmovil Ibercom SA (a)	163,350	4,374,313
Orange SA ADR	1,074,500	11,959,185
Telefonica SA sponsored ADR (b)	738,063	2,915,349
Verizon Communications, Inc.	463,201	27,453,923
		72,456,052

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		99,011,593

Entertainment - 4.0%
Interactive Home Entertainment - 3.5%
Activision Blizzard, Inc.	149,600	12,494,592
Electronic Arts, Inc. (a)	21,800	3,040,446
		15,535,038
Movies & Entertainment - 0.5%
Spotify Technology SA (a)	7,200	2,031,552

TOTAL ENTERTAINMENT		17,566,590

Equity Real Estate Investment Trusts (REITs) - 8.5%
Specialized REITs - 8.5%
American Tower Corp.	124,392	30,992,267
Crown Castle International Corp.	21,401	3,493,713
SBA Communications Corp. Class A	11,400	3,489,198
		37,975,178
Interactive Media & Services - 2.0%
Interactive Media & Services - 2.0%
Facebook, Inc. Class A (a)	30,000	8,796,000
Internet & Direct Marketing Retail - 1.7%
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	2,200	7,592,112
Media - 1.1%
Cable & Satellite - 1.1%
DISH Network Corp. Class A (a)	132,149	4,693,932
Oil, Gas & Consumable Fuels - 3.5%
Oil & Gas Refining & Marketing - 3.5%
Reliance Industries Ltd.	531,800	15,104,684
Reliance Industries Ltd.	35,453	577,603
		15,682,287
Road & Rail - 1.6%
Trucking - 1.6%
Lyft, Inc. (a)	237,100	7,034,757
Semiconductors & Semiconductor Equipment - 9.7%
Semiconductors - 9.7%
Marvell Technology Group Ltd.	430,800	16,706,424
NXP Semiconductors NV	33,200	4,175,232
Qualcomm, Inc.	85,850	10,224,735
Skyworks Solutions, Inc.	62,500	9,053,125
Synaptics, Inc. (a)	37,700	3,216,941
		43,376,457
Software - 4.9%
Application Software - 4.8%
LivePerson, Inc. (a)(b)	131,500	7,845,290
RingCentral, Inc. (a)	45,800	13,317,266
Zoom Video Communications, Inc. Class A (a)	300	97,530
		21,260,086
Systems Software - 0.1%
BlackBerry Ltd. (a)	76,401	398,303

TOTAL SOFTWARE		21,658,389

Technology Hardware, Storage & Peripherals - 18.7%
Technology Hardware, Storage & Peripherals - 18.7%
Apple, Inc.	591,620	76,342,645
Samsung Electronics Co. Ltd.	150,350	6,836,940
		83,179,585
Wireless Telecommunication Services - 11.2%
Wireless Telecommunication Services - 11.2%
China Mobile Ltd. sponsored ADR	186,200	6,522,586
Millicom International Cellular SA (b)	174,600	5,159,430
Shenandoah Telecommunications Co.	300	16,590
Spok Holdings, Inc.	1	11
T-Mobile U.S., Inc.	274,416	32,018,859
Vodafone Group PLC sponsored ADR	428,281	6,325,710
		50,043,186
TOTAL COMMON STOCKS
(Cost $284,132,132)		432,656,953

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.12% (c)	8,424,293	8,425,978
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	18,830,656	18,832,539
TOTAL MONEY MARKET FUNDS
(Cost $27,258,517)		27,258,517
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $311,390,649)		459,915,470
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(14,621,897)
NET ASSETS - 100%		$445,293,573

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,685
Fidelity Securities Lending Cash Central Fund	38,588
Total	$41,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$432,656,953	$430,730,735	$1,926,218	$--
Money Market Funds	27,258,517	27,258,517	--	--
Total Investments in Securities:	$459,915,470	$457,989,252	$1,926,218	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.3%
France	4.5%
Bermuda	4.1%
India	3.5%
Sweden	3.4%
United Kingdom	3.0%
Israel	2.2%
Spain	1.7%
Korea (South)	1.5%
Hong Kong	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,043,413) — See accompanying schedule: Unaffiliated issuers (cost $284,132,132)	$432,656,953
Fidelity Central Funds (cost $27,258,517)	27,258,517
Total Investment in Securities (cost $311,390,649)		$459,915,470
Receivable for investments sold		8,771,358
Receivable for fund shares sold		1,434,521
Dividends receivable		253,837
Distributions receivable from Fidelity Central Funds		11,590
Prepaid expenses		2,430
Other receivables		46,220
Total assets		470,435,426
Liabilities
Payable for investments purchased	$4,007,296
Payable for fund shares redeemed	639,183
Accrued management fee	189,069
Other affiliated payables	76,121
Other payables and accrued expenses	1,397,575
Collateral on securities loaned	18,832,609
Total liabilities		25,141,853
Net Assets		$445,293,573
Net Assets consist of:
Paid in capital		$300,027,663
Total accumulated earnings (loss)		145,265,910
Net Assets		$445,293,573
Net Asset Value, offering price and redemption price per share ($445,293,573 ÷ 34,451,880 shares)		$12.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$3,147,252
Income from Fidelity Central Funds (including $38,588 from security lending)		41,273
Total income		3,188,525
Expenses
Management fee	$968,106
Transfer agent fees	351,938
Accounting fees	70,805
Custodian fees and expenses	10,514
Independent trustees' fees and expenses	1,134
Registration fees	39,690
Audit	24,791
Legal	257
Miscellaneous	7,264
Total expenses before reductions	1,474,499
Expense reductions	(75,161)
Total expenses after reductions		1,399,338
Net investment income (loss)		1,789,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,576,579)
Fidelity Central Funds	(265)
Foreign currency transactions	(65,778)
Total net realized gain (loss)		(2,642,622)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $1,376,210)	95,930,431
Assets and liabilities in foreign currencies	15,756
Total change in net unrealized appreciation (depreciation)		95,946,187
Net gain (loss)		93,303,565
Net increase (decrease) in net assets resulting from operations		$95,092,752

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,789,187	$4,155,382
Net realized gain (loss)	(2,642,622)	30,802,567
Change in net unrealized appreciation (depreciation)	95,946,187	19,583,994
Net increase (decrease) in net assets resulting from operations	95,092,752	54,541,943
Distributions to shareholders	(20,242,086)	(9,722,332)
Share transactions
Proceeds from sales of shares	92,200,421	170,798,888
Reinvestment of distributions	18,946,943	9,037,221
Cost of shares redeemed	(96,013,146)	(107,253,657)
Net increase (decrease) in net assets resulting from share transactions	15,134,218	72,582,452
Total increase (decrease) in net assets	89,984,884	117,402,063
Net Assets
Beginning of period	355,308,689	237,906,626
End of period	$445,293,573	$355,308,689
Other Information
Shares
Sold	8,452,127	16,059,963
Issued in reinvestment of distributions	1,951,281	812,700
Redeemed	(9,173,823)	(10,283,730)
Net increase (decrease)	1,229,585	6,588,933

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Wireless Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$10.69	$8.93	$10.29	$9.11	$7.85	$9.54
Income from Investment Operations
Net investment income (loss)B	.05	.14	.20C	.16	.10	.11
Net realized and unrealized gain (loss)	2.84	1.93	(.24)D	1.39	1.71	(1.11)
Total from investment operations	2.89	2.07	(.04)	1.55	1.81	(1.00)
Distributions from net investment income	(.01)	(.12)	(.19)	(.14)	(.09)	(.12)
Distributions from net realized gain	(.64)	(.19)	(1.13)	(.24)	(.46)	(.57)
Total distributions	(.65)	(.31)	(1.32)	(.37)E	(.55)	(.69)
Redemption fees added to paid in capitalB	–	–	–	–F	–F	–F
Net asset value, end of period	$12.93	$10.69	$8.93	$10.29	$9.11	$7.85
Total ReturnG,H	29.01%	23.01%	.21%D	17.21%	24.09%	(11.07)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.81%K	.81%	.83%	.83%	.87%	.86%
Expenses net of fee waivers, if any	.81%K	.81%	.83%	.83%	.87%	.86%
Expenses net of all reductions	.77%K	.81%	.82%	.82%	.86%	.85%
Net investment income (loss)	.98%K	1.39%	2.07%C	1.61%	1.23%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$445,294	$355,309	$237,907	$275,742	$239,359	$207,492
Portfolio turnover rateL	40%K	78%	54%	85%	98%	78%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.74%.

 D Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .12%.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.235 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$173,590,992
Gross unrealized depreciation	(27,418,368)
Net unrealized appreciation (depreciation)	$146,172,624
Tax cost	$313,742,846

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Wireless Portfolio	73,160,971	90,984,522

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Wireless Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Wireless Portfolio	$2,425

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Wireless Portfolio	$445

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $2,439. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $74,455 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $706.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Telecommunications Portfolio
Class A	1.13%
Actual		$1,000.00	$1,155.20	$6.14
Hypothetical-C		$1,000.00	$1,019.51	$5.75
Class M	1.41%
Actual		$1,000.00	$1,153.70	$7.65
Hypothetical-C		$1,000.00	$1,018.10	$7.17
Class C	1.87%
Actual		$1,000.00	$1,151.10	$10.14
Hypothetical-C		$1,000.00	$1,015.78	$9.50
Telecommunications	.82%
Actual		$1,000.00	$1,157.20	$4.46
Hypothetical-C		$1,000.00	$1,021.07	$4.18
Class I	.80%
Actual		$1,000.00	$1,157.40	$4.35
Hypothetical-C		$1,000.00	$1,021.17	$4.08
Class Z	.68%
Actual		$1,000.00	$1,158.10	$3.70
Hypothetical-C		$1,000.00	$1,021.78	$3.47
Wireless Portfolio	.81%
Actual		$1,000.00	$1,290.10	$4.68
Hypothetical-C		$1,000.00	$1,021.12	$4.13

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELTS-SANN-1020
1.846053.113

Fidelity® Select Portfolios®
Information Technology Sector

Communications Equipment Portfolio

Computers Portfolio

IT Services Portfolio

Semiconductors Portfolio

Software and IT Services Portfolio

Technology Portfolio

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Communications Equipment Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Computers Portfolio
Investment Summary
Schedule of Investments
Financial Statements
IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Semiconductors Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Software and IT Services Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Technology Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Communications Equipment Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Ericsson (B Shares) sponsored ADR	22.4
Cisco Systems, Inc.	17.3
Nokia Corp. sponsored ADR	6.2
F5 Networks, Inc.	5.0
Ciena Corp.	4.8
Juniper Networks, Inc.	4.8
Motorola Solutions, Inc.	4.5
Lumentum Holdings, Inc.	3.5
EchoStar Holding Corp. Class A	3.0
Viavi Solutions, Inc.	3.0
74.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Communications Equipment	92.9%
Software	5.6%
Electronic Equipment & Components	1.1%
IT Services	0.4%

Communications Equipment Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Communications Equipment - 92.9%
Communications Equipment - 92.9%
Acacia Communications, Inc. (a)	64,446	$4,348,816
ADTRAN, Inc.	81,825	907,439
Arista Networks, Inc. (a)	15,371	3,434,650
Calix Networks, Inc. (a)	171,619	3,337,990
Casa Systems, Inc. (a)	49,003	222,964
Ciena Corp. (a)	127,319	7,227,900
Cisco Systems, Inc.	617,614	26,075,663
CommScope Holding Co., Inc. (a)	193,714	1,995,254
EchoStar Holding Corp. Class A (a)	156,578	4,600,262
Ericsson (B Shares) sponsored ADR (b)	2,904,956	33,842,735
Evertz Technologies Ltd.	45,496	414,726
Extreme Networks, Inc. (a)	202,678	885,703
F5 Networks, Inc. (a)	56,662	7,498,082
Harmonic, Inc. (a)	163,768	966,231
Inseego Corp. (a)(b)	75,731	869,392
InterDigital, Inc.	54,324	3,321,913
Juniper Networks, Inc.	287,529	7,188,225
Lumentum Holdings, Inc. (a)	60,938	5,240,668
Motorola Solutions, Inc.	43,456	6,724,816
NetScout Systems, Inc. (a)	124,959	2,891,551
Nokia Corp. sponsored ADR (b)	1,902,290	9,321,221
Radware Ltd. (a)	8	207
Sierra Wireless, Inc. (a)	64,211	797,007
Sonus Networks, Inc. (a)	102,327	437,960
ViaSat, Inc. (a)(b)	77,068	3,064,224
Viavi Solutions, Inc. (a)	334,169	4,456,144
		140,071,743
Electronic Equipment & Components - 1.1%
Electronic Components - 1.1%
Corning, Inc.	49,900	1,619,754
IT Services - 0.4%
Internet Services & Infrastructure - 0.4%
Rackspace Technology, Inc. (a)(b)	25,600	546,560
Software - 5.6%
Application Software - 0.0%
Citrix Systems, Inc.	13	1,888
Systems Software - 5.6%
Cloudflare, Inc. (a)	39,413	1,507,941
CommVault Systems, Inc. (a)	29,230	1,263,613
Fortinet, Inc. (a)	3,100	409,216
Palo Alto Networks, Inc. (a)	6,000	1,544,460
Ping Identity Holding Corp. (a)	48,500	1,671,795
Rapid7, Inc. (a)	13,098	845,738
Tenable Holdings, Inc. (a)	34,000	1,279,760
		8,522,523

TOTAL SOFTWARE		8,524,411

TOTAL COMMON STOCKS
(Cost $110,852,746)		150,762,468

Money Market Funds - 14.2%
Fidelity Cash Central Fund 0.12% (c)	368,548	368,622
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	21,072,481	21,074,589
TOTAL MONEY MARKET FUNDS
(Cost $21,443,211)		21,443,211
TOTAL INVESTMENT IN SECURITIES - 114.2%
(Cost $132,295,957)		172,205,679
NET OTHER ASSETS (LIABILITIES) - (14.2)%		(21,417,025)
NET ASSETS - 100%		$150,788,654

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,638
Fidelity Securities Lending Cash Central Fund	71,855
Total	$75,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Securities Lending Cash Central Fund was $4,504,391. Net realized gain (loss) and change in net unrealized appreciation (depreciation) was $208 and $0. Purchases and sales of the Fidelity Securities Lending Cash Central Fund were $94,131,096 and $77,561,106, respectively, during the period.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$150,762,468	$150,762,468	$--	$--
Money Market Funds	21,443,211	21,443,211	--	--
Total Investments in Securities:	$172,205,679	$172,205,679	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	70.6%
Sweden	22.4%
Finland	6.2%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $20,448,615) — See accompanying schedule: Unaffiliated issuers (cost $110,852,746)	$150,762,468
Fidelity Central Funds (cost $21,443,211)	21,443,211
Total Investment in Securities (cost $132,295,957)		$172,205,679
Receivable for fund shares sold		18,197
Dividends receivable		75,849
Distributions receivable from Fidelity Central Funds		34,702
Prepaid expenses		1,462
Other receivables		12,548
Total assets		172,348,437
Liabilities
Payable for fund shares redeemed	$367,652
Accrued management fee	68,414
Other affiliated payables	32,198
Other payables and accrued expenses	17,194
Collateral on securities loaned	21,074,325
Total liabilities		21,559,783
Net Assets		$150,788,654
Net Assets consist of:
Paid in capital		$116,407,846
Total accumulated earnings (loss)		34,380,808
Net Assets		$150,788,654
Net Asset Value, offering price and redemption price per share ($150,788,654 ÷ 4,299,226 shares)		$35.07

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$871,342
Income from Fidelity Central Funds (including $71,855 from security lending)		75,493
Total income		946,835
Expenses
Management fee	$378,755
Transfer agent fees	161,995
Accounting fees	27,697
Custodian fees and expenses	5,976
Independent trustees' fees and expenses	466
Registration fees	10,779
Audit	17,805
Legal	111
Miscellaneous	4,150
Total expenses before reductions	607,734
Expense reductions	(38,959)
Total expenses after reductions		568,775
Net investment income (loss)		378,060
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,700,300)
Fidelity Central Funds	195
Foreign currency transactions	(353)
Total net realized gain (loss)		(2,700,458)
Change in net unrealized appreciation (depreciation) on investment securities		19,334,950
Net gain (loss)		16,634,492
Net increase (decrease) in net assets resulting from operations		$17,012,552

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$378,060	$969,116
Net realized gain (loss)	(2,700,458)	4,124,762
Change in net unrealized appreciation (depreciation)	19,334,950	(42,282,905)
Net increase (decrease) in net assets resulting from operations	17,012,552	(37,189,027)
Distributions to shareholders	(68,201)	(9,589,306)
Share transactions
Proceeds from sales of shares	4,448,433	43,801,317
Reinvestment of distributions	63,888	9,043,238
Cost of shares redeemed	(15,805,447)	(79,873,603)
Net increase (decrease) in net assets resulting from share transactions	(11,293,126)	(27,029,048)
Total increase (decrease) in net assets	5,651,225	(73,807,381)
Net Assets
Beginning of period	145,137,429	218,944,810
End of period	$150,788,654	$145,137,429
Other Information
Shares
Sold	142,373	1,090,635
Issued in reinvestment of distributions	2,120	241,125
Redeemed	(503,061)	(2,098,473)
Net increase (decrease)	(358,568)	(766,713)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Communications Equipment Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$31.16	$40.36	$39.13	$34.12	$26.71	$32.99
Income from Investment Operations
Net investment income (loss)B	.08	.19	.25	.17	.38	.31
Net realized and unrealized gain (loss)	3.85	(7.51)	3.76	5.45C	7.39	(5.64)
Total from investment operations	3.93	(7.32)	4.01	5.62	7.77	(5.33)
Distributions from net investment income	(.02)	(.20)	(.17)D	(.33)	(.36)	(.30)
Distributions from net realized gain	–	(1.69)	(2.61)D	(.28)	–	(.65)
Total distributions	(.02)	(1.88)E	(2.78)	(.61)	(.36)	(.95)
Redemption fees added to paid in capitalB	–	–	–	–F	–F	–F
Net asset value, end of period	$35.07	$31.16	$40.36	$39.13	$34.12	$26.71
Total ReturnG,H	12.60%	(18.84)%	11.11%	16.71%C	29.24%	(16.38)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.85%K	.83%	.84%	.85%	.88%	.90%
Expenses net of fee waivers, if any	.85%K	.83%	.84%	.85%	.88%	.89%
Expenses net of all reductions	.80%K	.82%	.83%	.85%	.88%	.89%
Net investment income (loss)	.53%K	.50%	.66%	.48%	1.27%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$150,789	$145,137	$218,945	$209,178	$204,651	$169,455
Portfolio turnover rateL	177%K	108%	71%	56%	38%	30%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been 16.67%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $1.88 per share is comprised of distributions from net investment income of $.197 and distributions from net realized gain of $1.687 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Apple, Inc.	21.8
Sony Corp.	15.9
Samsung Electronics Co. Ltd.	11.4
Xiaomi Corp. Class B	4.9
Dell Technologies, Inc.	4.9
Logitech International SA (Reg.)	4.4
HP, Inc.	3.7
Fujifilm Holdings Corp.	3.6
Western Digital Corp.	2.4
Kornit Digital Ltd.	2.2
75.2

Top Industries (% of fund's net assets)

As of August 31, 2020
Technology Hardware, Storage & Peripherals	65.9%
Household Durables	17.1%
Software	5.1%
Machinery	2.2%
Electronic Equipment & Components	2.0%
All Others*	7.7%

* Includes short-term investments and net other assets (liabilities).

Computers Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Electronic Equipment & Components - 2.0%
Electronic Components - 2.0%
Kyocera Corp.	208,669	$11,992,335
Equity Real Estate Investment Trusts (REITs) - 0.7%
Specialized REITs - 0.7%
Equinix, Inc.	5,380	4,249,016
Household Durables - 17.1%
Consumer Electronics - 15.9%
Sony Corp.	1,214,882	95,130,610
Household Appliances - 1.2%
Haier Smart Home Co. Ltd. (A Shares)	2,255,528	7,344,476

TOTAL HOUSEHOLD DURABLES		102,475,086

Interactive Media & Services - 2.0%
Interactive Media & Services - 2.0%
Tencent Holdings Ltd. sponsored ADR	174,557	11,929,225
Internet & Direct Marketing Retail - 1.6%
Internet & Direct Marketing Retail - 1.6%
MercadoLibre, Inc. (a)	8,291	9,688,780
IT Services - 0.7%
IT Consulting & Other Services - 0.7%
Gartner, Inc. (a)	31,524	4,092,446
Machinery - 2.2%
Industrial Machinery - 2.2%
Kornit Digital Ltd. (a)	216,970	13,436,952
Semiconductors & Semiconductor Equipment - 1.0%
Semiconductor Equipment - 1.0%
ASML Holding NV	15,246	5,704,748
Software - 5.1%
Application Software - 0.0%
Jamf Holding Corp. (a)(b)	700	27,020
Systems Software - 5.1%
Microsoft Corp.	26,632	6,006,315
Nortonlifelock, Inc.	531,745	12,506,642
Ping Identity Holding Corp. (a)(b)	155,214	5,350,227
SailPoint Technologies Holding, Inc. (a)	164,956	6,471,224
		30,334,408

TOTAL SOFTWARE		30,361,428

Technology Hardware, Storage & Peripherals - 65.9%
Technology Hardware, Storage & Peripherals - 65.9%
Apple, Inc.	1,011,124	130,475,442
Canon, Inc.	530,158	9,093,098
Dell Technologies, Inc. (a)	442,237	29,223,021
Diebold Nixdorf, Inc. (a)(b)	872	7,272
Fujifilm Holdings Corp.	451,723	21,520,977
Hewlett Packard Enterprise Co.	1,043,861	10,094,136
HP, Inc.	1,132,342	22,137,286
Logitech International SA (Reg.)	359,984	26,610,024
NetApp, Inc.	199,916	9,474,019
Pure Storage, Inc. Class A (a)	459,256	7,008,247
Samsung Electronics Co. Ltd.	1,504,214	68,401,864
Seagate Technology LLC	241,352	11,582,482
Western Digital Corp.	374,163	14,375,342
Xerox Holdings Corp.	290,371	5,476,397
Xiaomi Corp. Class B (a)(c)	9,535,568	29,529,763
		395,009,370
TOTAL COMMON STOCKS
(Cost $344,457,684)		588,939,386

Money Market Funds - 2.2%
Fidelity Cash Central Fund 0.12% (d)	10,167,720	10,169,754
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	3,041,678	3,041,982
TOTAL MONEY MARKET FUNDS
(Cost $13,211,736)		13,211,736
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $357,669,420)		602,151,122
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,188,799)
NET ASSETS - 100%		$598,962,323

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,529,763 or 4.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,374
Fidelity Securities Lending Cash Central Fund	28,103
Total	$49,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$588,939,386	$455,185,915	$133,753,471	$--
Money Market Funds	13,211,736	13,211,736	--	--
Total Investments in Securities:	$602,151,122	$468,397,651	$133,753,471	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	48.0%
Japan	23.0%
Korea (South)	11.4%
Cayman Islands	6.9%
Switzerland	4.4%
Israel	2.2%
Ireland	1.9%
China	1.2%
Netherlands	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,933,985) — See accompanying schedule: Unaffiliated issuers (cost $344,457,684)	$588,939,386
Fidelity Central Funds (cost $13,211,736)	13,211,736
Total Investment in Securities (cost $357,669,420)		$602,151,122
Receivable for fund shares sold		389,486
Dividends receivable		244,947
Distributions receivable from Fidelity Central Funds		1,894
Prepaid expenses		4,163
Other receivables		219,388
Total assets		603,011,000
Liabilities
Payable for fund shares redeemed	$588,695
Accrued management fee	256,227
Other affiliated payables	87,348
Other payables and accrued expenses	74,332
Collateral on securities loaned	3,042,075
Total liabilities		4,048,677
Net Assets		$598,962,323
Net Assets consist of:
Paid in capital		$347,654,854
Total accumulated earnings (loss)		251,307,469
Net Assets		$598,962,323
Net Asset Value, offering price and redemption price per share ($598,962,323 ÷ 6,461,676 shares)		$92.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$4,211,616
Income from Fidelity Central Funds (including $28,103 from security lending)		49,477
Total income		4,261,093
Expenses
Management fee	$1,356,732
Transfer agent fees	405,595
Accounting fees	97,984
Custodian fees and expenses	15,475
Independent trustees' fees and expenses	1,654
Registration fees	17,406
Audit	18,787
Legal	390
Interest	511
Miscellaneous	8,459
Total expenses before reductions	1,922,993
Expense reductions	(105,135)
Total expenses after reductions		1,817,858
Net investment income (loss)		2,443,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,035,562
Fidelity Central Funds	(1,534)
Foreign currency transactions	(265,088)
Total net realized gain (loss)		8,768,940
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	104,975,127
Assets and liabilities in foreign currencies	20,040
Total change in net unrealized appreciation (depreciation)		104,995,167
Net gain (loss)		113,764,107
Net increase (decrease) in net assets resulting from operations		$116,207,342

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,443,235	$10,071,727
Net realized gain (loss)	8,768,940	41,250,368
Change in net unrealized appreciation (depreciation)	104,995,167	28,116,018
Net increase (decrease) in net assets resulting from operations	116,207,342	79,438,113
Distributions to shareholders	(26,149,427)	(66,135,088)
Share transactions
Proceeds from sales of shares	27,158,417	97,658,347
Reinvestment of distributions	24,915,416	63,117,629
Cost of shares redeemed	(76,961,984)	(132,066,756)
Net increase (decrease) in net assets resulting from share transactions	(24,888,151)	28,709,220
Total increase (decrease) in net assets	65,169,764	42,012,245
Net Assets
Beginning of period	533,792,559	491,780,314
End of period	$598,962,323	$533,792,559
Other Information
Shares
Sold	343,086	1,202,453
Issued in reinvestment of distributions	359,063	818,801
Redeemed	(1,028,500)	(1,718,015)
Net increase (decrease)	(326,351)	303,239

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Computers Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$78.64	$75.84	$92.81	$83.01	$62.46	$83.28
Income from Investment Operations
Net investment income (loss)B	.37	1.51C	.81	.67	.73	.69
Net realized and unrealized gain (loss)	17.70	11.48	(1.67)	19.24	24.69	(18.42)
Total from investment operations	18.07	12.99	(.86)	19.91	25.42	(17.73)
Distributions from net investment income	(1.15)	(.77)	(.88)D	(.73)D	(.88)	(.80)
Distributions from net realized gain	(2.87)	(9.42)	(15.23)D	(9.38)D	(4.00)	(2.29)
Total distributions	(4.02)	(10.19)	(16.11)	(10.11)	(4.87)E	(3.09)
Redemption fees added to paid in capitalB	–	–	–	–F	–F	–F
Net asset value, end of period	$92.69	$78.64	$75.84	$92.81	$83.01	$62.46
Total ReturnG,H	24.69%	17.80%	.54%	24.82%	41.57%	(21.56)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.75%K	.76%	.77%	.79%	.81%	.80%
Expenses net of fee waivers, if any	.75%K	.76%	.77%	.79%	.81%	.80%
Expenses net of all reductions	.71%K	.75%	.77%	.78%	.81%	.79%
Net investment income (loss)	.96%K	1.95%C	.90%	.75%	1.01%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$598,962	$533,793	$491,780	$538,332	$472,745	$388,554
Portfolio turnover rateL	82%K	116%	81%	57%	49%	31%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.78 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .94%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $4.87 per share is comprised of distributions from net investment income of $.879 and distributions from net realized gain of $3.995 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
MasterCard, Inc. Class A	18.4
Visa, Inc. Class A	15.6
PayPal Holdings, Inc.	8.5
Fidelity National Information Services, Inc.	7.2
Fiserv, Inc.	3.7
EPAM Systems, Inc.	2.9
IBM Corp.	2.8
Genpact Ltd.	2.7
Twilio, Inc. Class A	2.5
GoDaddy, Inc.	2.4
66.7

Top Industries (% of fund's net assets)

As of August 31, 2020
IT Services	86.0%
Software	7.7%
Professional Services	1.3%
Interactive Media & Services	1.2%
Media	0.8%
All Others*	3.0%

* Includes short-term investments and net other assets (liabilities).

IT Services Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Aerospace & Defense - 0.2%
Aerospace & Defense - 0.2%
Axon Enterprise, Inc. (a)	89,000	$7,625,520
Diversified Financial Services - 0.5%
Multi-Sector Holdings - 0.5%
Cannae Holdings, Inc. (a)	552,000	20,826,960
Entertainment - 0.5%
Interactive Home Entertainment - 0.5%
Activision Blizzard, Inc.	156,600	13,079,232
Electronic Arts, Inc. (a)	62,600	8,730,822
		21,810,054
Interactive Media & Services - 1.2%
Interactive Media & Services - 1.2%
Facebook, Inc. Class A (a)	59,500	17,445,400
Match Group, Inc. (a)	326,630	36,478,038
		53,923,438
Internet & Direct Marketing Retail - 0.5%
Internet & Direct Marketing Retail - 0.5%
MercadoLibre, Inc. (a)	18,500	21,618,915
IT Services - 86.0%
Data Processing & Outsourced Services - 67.5%
Adyen BV (a)(b)	5,700	9,608,217
Amadeus IT Holding SA Class A	352,500	19,732,967
Automatic Data Processing, Inc.	634,275	88,221,310
Black Knight, Inc. (a)	864,200	72,679,220
Fidelity National Information Services, Inc.	2,037,097	307,296,082
Fiserv, Inc. (a)	1,596,317	158,961,247
FleetCor Technologies, Inc. (a)	94,800	23,837,460
Genpact Ltd.	2,727,480	115,045,106
Global Payments, Inc.	532,303	94,015,356
MasterCard, Inc. Class A	2,200,200	788,089,639
PayPal Holdings, Inc. (a)	1,770,200	361,368,628
Square, Inc. (a)	498,600	79,556,616
StoneCo Ltd. Class A (a)	438,000	22,338,000
The Western Union Co.	4,800	113,232
Ttec Holdings, Inc.	2,000	113,380
Visa, Inc. Class A (c)	3,138,648	665,361,990
WEX, Inc. (a)	700	111,797
WNS Holdings Ltd. sponsored ADR (a)	1,166,261	77,381,417
		2,883,831,664
Internet Services & Infrastructure - 6.0%
Akamai Technologies, Inc. (a)	77,600	9,034,968
GoDaddy, Inc. (a)	1,208,627	101,137,907
MongoDB, Inc. Class A (a)(c)	88,600	20,714,680
Twilio, Inc. Class A (a)	404,600	109,144,896
VeriSign, Inc. (a)	72,000	15,465,600
		255,498,051
IT Consulting & Other Services - 12.5%
Accenture PLC Class A	44,280	10,624,100
Amdocs Ltd.	123,300	7,549,659
Booz Allen Hamilton Holding Corp. Class A	427,100	37,610,426
Cognizant Technology Solutions Corp. Class A	847,932	56,692,734
DXC Technology Co.	1,093,400	21,846,132
Endava PLC ADR (a)	618,361	33,694,491
EPAM Systems, Inc. (a)	376,600	123,185,860
Gartner, Inc. (a)	351,400	45,618,748
IBM Corp.	956,350	117,927,519
Leidos Holdings, Inc.	501,725	45,401,095
Reply SpA	271,557	30,137,817
Science Applications International Corp.	800	66,768
Unisys Corp. (a)	167,753	1,956,000
		532,311,349

TOTAL IT SERVICES		3,671,641,064

Media - 0.8%
Advertising - 0.8%
S4 Capital PLC (a)	6,861,196	32,834,699
Professional Services - 1.3%
Research & Consulting Services - 1.3%
CoreLogic, Inc.	2,700	179,280
Equifax, Inc.	125,700	21,151,539
ICF International, Inc.	161,411	11,025,985
Verisk Analytics, Inc.	119,100	22,232,397
		54,589,201
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
KE Holdings, Inc. ADR (a)	86,900	4,457,101
Road & Rail - 0.5%
Trucking - 0.5%
Uber Technologies, Inc. (a)	651,500	21,909,945
Software - 7.7%
Application Software - 7.3%
Adobe, Inc. (a)	139,169	71,447,973
Ceridian HCM Holding, Inc. (a)	258,773	20,577,629
Intuit, Inc.	177,800	61,410,342
Netcompany Group A/S (a)(b)	341,026	29,522,984
NICE Systems Ltd. sponsored ADR (a)	54,700	12,572,795
Paycom Software, Inc. (a)	14,700	4,402,062
SAP SE sponsored ADR (c)	211,900	35,050,379
Slack Technologies, Inc. Class A (a)(c)	133,100	4,371,004
SS&C Technologies Holdings, Inc.	510,250	32,513,130
Temenos Group AG	4,990	804,848
Workday, Inc. Class A (a)	97,300	23,323,783
Xero Ltd. (a)	196,605	14,641,258
		310,638,187
Systems Software - 0.4%
Blue Prism Group PLC (a)(c)	814,390	17,265,764

TOTAL SOFTWARE		327,903,951

TOTAL COMMON STOCKS
(Cost $1,921,155,709)		4,239,140,848

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.12% (d)	1,864,057	1,864,429
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	190,563,805	190,582,861
TOTAL MONEY MARKET FUNDS
(Cost $192,447,290)		192,447,290
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $2,113,602,999)		4,431,588,138
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(161,268,507)
NET ASSETS - 100%		$4,270,319,631

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,131,201 or 0.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$98,262
Fidelity Securities Lending Cash Central Fund	1,258,460
Total	$1,356,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,239,140,848	$4,229,532,631	$9,608,217	$--
Money Market Funds	192,447,290	192,447,290	--	--
Total Investments in Securities:	$4,431,588,138	$4,421,979,921	$9,608,217	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.3%
Bermuda	2.7%
United Kingdom	2.0%
Bailiwick of Jersey	1.8%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $183,758,221) — See accompanying schedule: Unaffiliated issuers (cost $1,921,155,709)	$4,239,140,848
Fidelity Central Funds (cost $192,447,290)	192,447,290
Total Investment in Securities (cost $2,113,602,999)		$4,431,588,138
Receivable for investments sold		36,809,734
Receivable for fund shares sold		3,954,322
Dividends receivable		2,736,016
Distributions receivable from Fidelity Central Funds		61,802
Prepaid expenses		21,910
Other receivables		60,971
Total assets		4,475,232,893
Liabilities
Payable for fund shares redeemed	$11,868,822
Accrued management fee	1,829,938
Other affiliated payables	613,623
Other payables and accrued expenses	34,954
Collateral on securities loaned	190,565,925
Total liabilities		204,913,262
Net Assets		$4,270,319,631
Net Assets consist of:
Paid in capital		$1,853,585,168
Total accumulated earnings (loss)		2,416,734,463
Net Assets		$4,270,319,631
Net Asset Value, offering price and redemption price per share ($4,270,319,631 ÷ 47,581,411 shares)		$89.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$13,883,880
Income from Fidelity Central Funds (including $1,258,460 from security lending)		1,356,722
Total income		15,240,602
Expenses
Management fee	$10,207,101
Transfer agent fees	3,151,572
Accounting fees	516,312
Custodian fees and expenses	25,520
Independent trustees' fees and expenses	12,557
Registration fees	79,999
Audit	25,588
Legal	2,927
Interest	1,391
Miscellaneous	65,412
Total expenses before reductions	14,088,379
Expense reductions	(113,466)
Total expenses after reductions		13,974,913
Net investment income (loss)		1,265,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	110,663,834
Fidelity Central Funds	13,507
Foreign currency transactions	46,196
Total net realized gain (loss)		110,723,537
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	665,832,919
Assets and liabilities in foreign currencies	44,254
Total change in net unrealized appreciation (depreciation)		665,877,173
Net gain (loss)		776,600,710
Net increase (decrease) in net assets resulting from operations		$777,866,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,265,689	$1,576,906
Net realized gain (loss)	110,723,537	102,599,566
Change in net unrealized appreciation (depreciation)	665,877,173	386,226,885
Net increase (decrease) in net assets resulting from operations	777,866,399	490,403,357
Distributions to shareholders	(24,769,573)	(92,016,949)
Share transactions
Proceeds from sales of shares	524,679,141	2,205,695,282
Reinvestment of distributions	23,494,560	87,345,122
Cost of shares redeemed	(1,130,064,955)	(1,459,634,052)
Net increase (decrease) in net assets resulting from share transactions	(581,891,254)	833,406,352
Total increase (decrease) in net assets	171,205,572	1,231,792,760
Net Assets
Beginning of period	4,099,114,059	2,867,321,299
End of period	$4,270,319,631	$4,099,114,059
Other Information
Shares
Sold	7,288,597	30,329,506
Issued in reinvestment of distributions	352,985	1,178,021
Redeemed	(15,737,931)	(19,968,785)
Net increase (decrease)	(8,096,349)	11,538,742

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$73.62	$64.96	$58.69	$44.84	$37.16	$38.88
Income from Investment Operations
Net investment income (loss)B	.02	.03	.04	.04	.13C	(.02)
Net realized and unrealized gain (loss)	16.58	10.36	8.92	15.50	7.68	(.15)
Total from investment operations	16.60	10.39	8.96	15.54	7.81	(.17)
Distributions from net investment income	(.01)	(.03)	(.03)	(.02)	(.13)	–
Distributions from net realized gain	(.47)	(1.70)	(2.66)	(1.67)	–	(1.55)
Total distributions	(.47)D	(1.73)	(2.69)	(1.69)	(.13)	(1.55)
Redemption fees added to paid in capitalB	–	–	–	–	–E	–E
Net asset value, end of period	$89.75	$73.62	$64.96	$58.69	$44.84	$37.16
Total ReturnF,G	22.77%	15.99%	16.04%	35.17%	21.05%	(.59)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.73%J	.73%	.74%	.77%	.79%	.81%
Expenses net of fee waivers, if any	.73%J	.73%	.74%	.77%	.79%	.81%
Expenses net of all reductions	.73%J	.73%	.74%	.77%	.79%	.80%
Net investment income (loss)	.07%J	.04%	.06%	.08%	.33%C	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$4,270,320	$4,099,114	$2,867,321	$2,284,152	$1,663,802	$1,894,175
Portfolio turnover rateK	34%J	24%	26%	26%	27%	24%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .02%.

 D Total distributions of $.47 per share is comprised of distributions from net investment income of $.006 and distributions from net realized gain of $.466 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
NVIDIA Corp.	22.9
Qualcomm, Inc.	8.2
Intel Corp.	7.1
Broadcom, Inc.	6.3
NXP Semiconductors NV	5.2
Marvell Technology Group Ltd.	4.7
Microchip Technology, Inc.	4.5
Lam Research Corp.	4.4
Micron Technology, Inc.	4.2
ON Semiconductor Corp.	3.8
71.3

Top Industries (% of fund's net assets)

As of August 31, 2020
Semiconductors & Semiconductor Equipment	91.8%
Electronic Equipment & Components	6.1%
Technology Hardware, Storage & Peripherals	0.9%
All Others*	1.2%

* Includes short-term investments and net other assets (liabilities).

Semiconductors Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Electronic Equipment & Components - 6.1%
Electronic Components - 0.7%
II-VI, Inc. (a)(b)	653,400	$29,076,300
Electronic Manufacturing Services - 5.4%
Flextronics International Ltd. (a)	5,457,600	59,269,536
Jabil, Inc. (b)	3,685,158	125,848,146
TTM Technologies, Inc. (a)	3,950,967	45,278,082
		230,395,764

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		259,472,064

Semiconductors & Semiconductor Equipment - 91.7%
Semiconductor Equipment - 8.0%
Advanced Energy Industries, Inc. (a)	388,464	28,792,952
Applied Materials, Inc.	901,200	55,513,920
Enphase Energy, Inc. (a)	869,400	67,143,762
Lam Research Corp.	553,573	186,188,743
		337,639,377
Semiconductors - 83.7%
Advanced Micro Devices, Inc. (a)	138,300	12,560,406
Alpha & Omega Semiconductor Ltd. (a)	742,296	10,058,111
Ambarella, Inc. (a)	101,700	5,359,590
Analog Devices, Inc.	517,296	60,461,556
ASE Technology Holding Co. Ltd. ADR	1,396,600	5,740,026
Broadcom, Inc.	774,350	268,815,603
Cirrus Logic, Inc. (a)	1,311,560	79,467,420
Diodes, Inc. (a)	326,400	15,947,904
Inphi Corp. (a)	180,500	20,573,390
Intel Corp.	5,905,142	300,866,985
Marvell Technology Group Ltd.	5,154,893	199,906,751
Maxim Integrated Products, Inc.	53,972	3,693,844
MaxLinear, Inc. Class A (a)	817,731	19,911,750
MediaTek, Inc.	57,000	1,078,656
Microchip Technology, Inc.	1,743,037	191,211,159
Micron Technology, Inc. (a)	3,903,360	177,641,914
NVIDIA Corp.	1,813,492	970,181,947
NXP Semiconductors NV	1,745,593	219,525,776
ON Semiconductor Corp. (a)	7,485,840	159,972,401
Qualcomm, Inc.	2,932,388	349,247,411
Semtech Corp. (a)	282,470	16,566,866
Silicon Motion Technology Corp. sponsored ADR	90,000	3,411,900
SMART Global Holdings, Inc. (a)	641,000	16,153,200
Synaptics, Inc. (a)	266,364	22,728,840
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	752,000	59,596,000
Texas Instruments, Inc.	1,055,300	150,010,895
Universal Display Corp.	305,687	53,648,069
Xilinx, Inc.	1,508,566	157,132,235
		3,551,470,605

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		3,889,109,982

Technology Hardware, Storage & Peripherals - 0.9%
Technology Hardware, Storage & Peripherals - 0.9%
Samsung Electronics Co. Ltd.	323,460	14,708,856
Western Digital Corp.	652,400	25,065,208
		39,774,064
TOTAL COMMON STOCKS
(Cost $2,604,291,429)		4,188,356,110
	Principal Amount	Value

Convertible Bonds - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductors - 0.1%
SMART Global Holdings, Inc. 2.25% 2/15/26(c)
(Cost $3,590,000)	3,590,000	3,201,921
	Shares	Value

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.12% (d)	42,297,087	42,305,546
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	33,981,306	33,984,704
TOTAL MONEY MARKET FUNDS
(Cost $76,290,015)		76,290,250
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,684,171,444)		4,267,848,281
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(26,596,903)
NET ASSETS - 100%		$4,241,251,378

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,201,921 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,195
Fidelity Securities Lending Cash Central Fund	35,512
Total	$129,707

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
CommScope Holding Co., Inc.	$128,371,095	$2,078,594	$102,656,731	$--	$(46,832,883)	$26,234,382	$--
Total	$128,371,095	$2,078,594	$102,656,731	$--	$(46,832,883)	$26,234,382	$--

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$4,188,356,110	$4,188,356,110	$--	$--
Convertible Bonds	3,201,921	--	3,201,921	--
Money Market Funds	76,290,250	76,290,250	--	--
Total Investments in Securities:	$4,267,848,281	$4,264,646,360	$3,201,921	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	86.4%
Netherlands	5.2%
Bermuda	4.9%
Taiwan	1.5%
Singapore	1.4%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiconductors Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,255,225) — See accompanying schedule: Unaffiliated issuers (cost $2,607,881,429)	$4,191,558,031
Fidelity Central Funds (cost $76,290,015)	76,290,250
Total Investment in Securities (cost $2,684,171,444)		$4,267,848,281
Receivable for investments sold		21,045,705
Receivable for fund shares sold		2,540,601
Dividends receivable		4,405,224
Interest receivable		3,590
Distributions receivable from Fidelity Central Funds		10,851
Prepaid expenses		29,562
Other receivables		444,287
Total assets		4,296,328,101
Liabilities
Payable for investments purchased	$10,467,090
Payable for fund shares redeemed	8,019,499
Accrued management fee	1,827,269
Other affiliated payables	563,690
Other payables and accrued expenses	227,350
Collateral on securities loaned	33,971,825
Total liabilities		55,076,723
Net Assets		$4,241,251,378
Net Assets consist of:
Paid in capital		$2,565,663,439
Total accumulated earnings (loss)		1,675,587,939
Net Assets		$4,241,251,378
Net Asset Value, offering price and redemption price per share ($4,241,251,378 ÷ 313,910,636 shares)		$13.51

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$30,010,748
Interest		41,144
Income from Fidelity Central Funds (including $35,512 from security lending)		129,707
Total income		30,181,599
Expenses
Management fee	$9,853,749
Transfer agent fees	2,734,036
Accounting fees	505,099
Custodian fees and expenses	24,550
Independent trustees' fees and expenses	11,897
Registration fees	57,405
Audit	18,047
Legal	2,766
Interest	5,523
Miscellaneous	51,549
Total expenses before reductions	13,264,621
Expense reductions	(427,180)
Total expenses after reductions		12,837,441
Net investment income (loss)		17,344,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	136,471,013
Fidelity Central Funds	12,042
Other affiliated issuers	(46,832,883)
Foreign currency transactions	165,661
Total net realized gain (loss)		89,815,833
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	746,205,124
Fidelity Central Funds	(46)
Other affiliated issuers	26,234,382
Assets and liabilities in foreign currencies	(95,049)
Total change in net unrealized appreciation (depreciation)		772,344,411
Net gain (loss)		862,160,244
Net increase (decrease) in net assets resulting from operations		$879,504,402

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,344,158	$30,185,284
Net realized gain (loss)	89,815,833	423,622,859
Change in net unrealized appreciation (depreciation)	772,344,411	300,175,424
Net increase (decrease) in net assets resulting from operations	879,504,402	753,983,567
Distributions to shareholders	(228,759,621)	(137,447,610)
Share transactions
Proceeds from sales of shares	371,391,242	1,132,808,025
Reinvestment of distributions	219,020,909	131,251,931
Cost of shares redeemed	(778,462,336)	(1,154,544,829)
Net increase (decrease) in net assets resulting from share transactions	(188,050,185)	109,515,127
Total increase (decrease) in net assets	462,694,596	726,051,084
Net Assets
Beginning of period	3,778,556,782	3,052,505,698
End of period	$4,241,251,378	$3,778,556,782
Other Information
Shares
Sold	33,643,114	100,264,558
Issued in reinvestment of distributions	21,706,732	10,533,281
Redeemed	(70,860,850)	(105,721,572)
Net increase (decrease)	(15,511,004)	5,076,267

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Semiconductors Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$9.41	$11.77	$10.12	$6.99	$8.95
Income from Investment Operations
Net investment income (loss)C	.05	.09	.10	.05	.10	.07
Net realized and unrealized gain (loss)	2.72	2.39	(.35)	3.24	3.40	(.88)
Total from investment operations	2.77	2.48	(.25)	3.29	3.50	(.81)
Distributions from net investment income	–D	(.10)	(.06)	(.12)	(.07)	(.08)
Distributions from net realized gain	(.73)	(.33)	(2.05)	(1.52)	(.30)	(1.07)
Total distributions	(.73)	(.42)E	(2.11)	(1.64)	(.37)	(1.15)
Redemption fees added to paid in capitalC	–	–	–	–D	–D	–D
Net asset value, end of period	$13.51	$11.47	$9.41	$11.77	$10.12	$6.99
Total ReturnF,G	26.32%	26.01%	.19%	34.20%	51.79%	(10.44)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.71%J	.72%	.73%	.75%	.77%	.77%
Expenses net of fee waivers, if any	.71%J	.72%	.73%	.75%	.77%	.77%
Expenses net of all reductions	.69%J	.71%	.72%	.74%	.75%	.74%
Net investment income (loss)	.93%J	.85%	.92%	.47%	1.19%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$4,241,251	$3,778,557	$3,052,506	$3,652,565	$3,012,372	$1,338,175
Portfolio turnover rateK	131%J	114%	130%	110%	110%	179%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.326 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Microsoft Corp.	23.9
Visa, Inc. Class A	6.5
Adobe, Inc.	6.3
Salesforce.com, Inc.	6.0
MasterCard, Inc. Class A	5.6
PayPal Holdings, Inc.	4.8
Alphabet, Inc. Class A	2.4
Cognizant Technology Solutions Corp. Class A	2.0
Oracle Corp.	2.0
Autodesk, Inc.	2.0
61.5

Top Industries (% of fund's net assets)

As of August 31, 2020
Software	56.8%
IT Services	31.0%
Interactive Media & Services	4.2%
Entertainment	1.6%
Internet & Direct Marketing Retail	0.9%
All Others*	5.5%

* Includes short-term investments and net other assets (liabilities).

Software and IT Services Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Electronic Equipment & Components - 0.6%
Electronic Equipment & Instruments - 0.6%
Trimble, Inc. (a)	1,289,200	$67,566,972
Entertainment - 1.6%
Interactive Home Entertainment - 1.6%
Activision Blizzard, Inc.	952,800	79,577,856
Electronic Arts, Inc. (a)	762,400	106,331,928
		185,909,784
Interactive Media & Services - 4.2%
Interactive Media & Services - 4.2%
Alphabet, Inc. Class A (a)	169,000	275,390,570
Facebook, Inc. Class A (a)	420,300	123,231,960
Twitter, Inc. (a)	2,118,100	85,952,498
		484,575,028
Internet & Direct Marketing Retail - 0.9%
Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	101,264,184
IT Services - 31.0%
Data Processing & Outsourced Services - 20.4%
Automatic Data Processing, Inc.	314,800	43,785,532
ExlService Holdings, Inc. (a)	731,500	46,589,235
Fidelity National Information Services, Inc.	103,800	15,658,230
Fiserv, Inc. (a)	241,900	24,088,402
FleetCor Technologies, Inc. (a)	153,200	38,522,140
Global Payments, Inc.	939,870	165,999,839
MasterCard, Inc. Class A	1,808,700	647,858,253
Paychex, Inc.	643,400	49,200,798
PayPal Holdings, Inc. (a)	2,698,000	550,769,720
Visa, Inc. Class A (b)	3,547,320	751,996,367
WEX, Inc. (a)	189,700	30,296,987
		2,364,765,503
Internet Services & Infrastructure - 2.8%
Akamai Technologies, Inc. (a)	925,300	107,732,679
GoDaddy, Inc. (a)	1,353,600	113,269,248
Twilio, Inc. Class A (a)	391,400	105,584,064
		326,585,991
IT Consulting & Other Services - 7.8%
Accenture PLC Class A	649,900	155,930,507
CACI International, Inc. Class A (a)	12,000	2,810,280
Capgemini SA	969,200	134,165,000
Cognizant Technology Solutions Corp. Class A	3,566,700	238,469,562
DXC Technology Co.	1,118,400	22,345,632
Gartner, Inc. (a)	974,000	126,444,680
IBM Corp.	1,473,500	181,697,285
Liveramp Holdings, Inc. (a)	889,700	49,680,848
		911,543,794

TOTAL IT SERVICES		3,602,895,288

Media - 0.3%
Publishing - 0.3%
The New York Times Co. Class A	808,600	35,036,638
Road & Rail - 0.4%
Trucking - 0.4%
Uber Technologies, Inc. (a)	1,463,900	49,230,957
Software - 56.8%
Application Software - 27.2%
Adobe, Inc. (a)	1,420,500	729,270,495
Alteryx, Inc. Class A (a)(b)	243,700	29,446,271
Anaplan, Inc. (a)	2,426,600	148,629,250
Aspen Technology, Inc. (a)	486,100	61,749,283
Autodesk, Inc. (a)	923,900	227,002,230
Blackbaud, Inc.	749,100	47,830,035
Box, Inc. Class A (a)	445,600	8,747,128
Ceridian HCM Holding, Inc. (a)	36,900	2,934,288
Citrix Systems, Inc.	204,950	29,758,740
Constellation Software, Inc.	27,200	31,488,272
Dropbox, Inc. Class A (a)	743,000	15,729,310
Elastic NV (a)	776,400	84,301,512
HubSpot, Inc. (a)	299,200	89,664,256
Intuit, Inc.	263,800	91,113,882
Micro Focus International PLC	2,089,564	8,289,887
Mimecast Ltd. (a)	789,400	38,870,056
New Relic, Inc. (a)	994,900	61,116,707
Parametric Technology Corp. (a)	1,147,700	104,911,257
Pluralsight, Inc. (a)(b)	4,730,200	90,536,028
RealPage, Inc. (a)	982,400	61,517,888
Salesforce.com, Inc. (a)	2,568,326	700,254,084
Slack Technologies, Inc. Class A (a)(b)	3,209,780	105,409,175
Smartsheet, Inc. (a)	940,300	51,274,559
Workday, Inc. Class A (a)	785,500	188,292,205
Workiva, Inc. (a)	862,200	50,869,800
Zendesk, Inc. (a)	1,045,200	100,736,376
		3,159,742,974
Systems Software - 29.6%
FireEye, Inc. (a)(b)	3,422,300	50,239,364
Microsoft Corp.	12,308,600	2,775,958,559
Nortonlifelock, Inc.	4,032,300	94,839,696
Oracle Corp.	4,003,727	229,093,259
Palo Alto Networks, Inc. (a)	492,300	126,722,943
Proofpoint, Inc. (a)	463,881	50,873,829
Talend SA ADR (a)(b)	734,685	30,254,328
Tenable Holdings, Inc. (a)	1,617,600	60,886,464
Zuora, Inc. (a)	1,709,300	23,229,387
		3,442,097,829

TOTAL SOFTWARE		6,601,840,803

Technology Hardware, Storage & Peripherals - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	127,100	16,400,984
TOTAL COMMON STOCKS
(Cost $5,453,558,653)		11,144,720,638

Money Market Funds - 8.6%
Fidelity Cash Central Fund 0.12% (c)	437,309,868	437,397,330
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	564,392,902	564,449,341
TOTAL MONEY MARKET FUNDS
(Cost $1,001,842,826)		1,001,846,671
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $6,455,401,479)		12,146,567,309
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(525,251,391)
NET ASSETS - 100%		$11,621,315,918

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,865
Fidelity Securities Lending Cash Central Fund	388,808
Total	$703,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$11,144,720,638	$11,136,430,751	$8,289,887	$--
Money Market Funds	1,001,846,671	1,001,846,671	--	--
Total Investments in Securities:	$12,146,567,309	$12,138,277,422	$8,289,887	$--

See accompanying notes which are an integral part of the financial statements.

Software and IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $547,739,704) — See accompanying schedule: Unaffiliated issuers (cost $5,453,558,653)	$11,144,720,638
Fidelity Central Funds (cost $1,001,842,826)	1,001,846,671
Total Investment in Securities (cost $6,455,401,479)		$12,146,567,309
Receivable for investments sold		27,501,935
Receivable for forward foreign currency contracts		4,430,895
Receivable for fund shares sold		29,054,295
Dividends receivable		10,247,425
Distributions receivable from Fidelity Central Funds		133,841
Prepaid expenses		53,481
Other receivables		449,050
Total assets		12,218,438,231
Liabilities
Payable for investments purchased	$7,423,320
Payable for forward foreign currency contracts	4,430,924
Payable for fund shares redeemed	14,330,932
Accrued management fee	4,803,715
Other affiliated payables	1,360,855
Other payables and accrued expenses	343,899
Collateral on securities loaned	564,428,668
Total liabilities		597,122,313
Net Assets		$11,621,315,918
Net Assets consist of:
Paid in capital		$5,639,147,330
Total accumulated earnings (loss)		5,982,168,588
Net Assets		$11,621,315,918
Net Asset Value, offering price and redemption price per share ($11,621,315,918 ÷ 444,753,923 shares)		$26.13

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$28,321,956
Income from Fidelity Central Funds (including $388,808 from security lending)		703,673
Total income		29,025,629
Expenses
Management fee	$24,105,245
Transfer agent fees	6,800,625
Accounting fees	623,844
Custodian fees and expenses	31,149
Independent trustees' fees and expenses	27,049
Registration fees	266,932
Audit	25,143
Legal	5,810
Miscellaneous	114,636
Total expenses before reductions	32,000,433
Expense reductions	(146,551)
Total expenses after reductions		31,853,882
Net investment income (loss)		(2,828,253)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	299,088,426
Fidelity Central Funds	(3,865)
Foreign currency transactions	18,803
Total net realized gain (loss)		299,103,364
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,643,232,259
Assets and liabilities in foreign currencies	(1,071)
Total change in net unrealized appreciation (depreciation)		2,643,231,188
Net gain (loss)		2,942,334,552
Net increase (decrease) in net assets resulting from operations		$2,939,506,299

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,828,253)	$72,771,236
Net realized gain (loss)	299,103,364	418,200,625
Change in net unrealized appreciation (depreciation)	2,643,231,188	879,024,590
Net increase (decrease) in net assets resulting from operations	2,939,506,299	1,369,996,451
Distributions to shareholders	(222,739,128)	(906,376,597)
Share transactions
Proceeds from sales of shares	2,217,672,697	1,845,099,056
Reinvestment of distributions	210,957,171	859,465,256
Cost of shares redeemed	(1,555,991,951)	(1,677,168,985)
Net increase (decrease) in net assets resulting from share transactions	872,637,917	1,027,395,327
Total increase (decrease) in net assets	3,589,405,088	1,491,015,181
Net Assets
Beginning of period	8,031,910,830	6,540,895,649
End of period	$11,621,315,918	$8,031,910,830
Other Information
Shares
Sold	106,099,883	94,168,380
Issued in reinvestment of distributions	11,622,985	46,835,753
Redeemed	(76,640,857)	(86,927,730)
Net increase (decrease)	41,082,011	54,076,403

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Software and IT Services Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$19.90	$18.71	$17.89	$14.09	$11.11	$11.94
Income from Investment Operations
Net investment income (loss)C	(.01)	.19D	.02	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	6.80	3.52	1.81	5.01	3.50	(.20)
Total from investment operations	6.79	3.71	1.83	4.99	3.49	(.19)
Distributions from net investment income	(.15)	(.05)	(.01)	–	(.01)	(.01)
Distributions from net realized gain	(.41)	(2.47)	(1.00)	(1.19)	(.50)	(.63)
Total distributions	(.56)	(2.52)	(1.01)	(1.19)	(.51)	(.64)
Redemption fees added to paid in capitalC	–	–	–	–	–E	–E
Net asset value, end of period	$26.13	$19.90	$18.71	$17.89	$14.09	$11.11
Total ReturnF,G	35.35%	21.33%	10.90%	36.76%	31.83%	(1.84)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.70%J	.70%	.72%	.73%	.76%	.77%
Expenses net of fee waivers, if any	.70%J	.70%	.72%	.73%	.76%	.76%
Expenses net of all reductions	.70%J	.70%	.71%	.73%	.75%	.76%
Net investment income (loss)	(.06)%J	.98%D	.10%	(.09)%	(.11)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$11,621,316	$8,031,911	$6,540,896	$5,539,357	$4,155,435	$2,971,370
Portfolio turnover rateK	30%J	23%	48%	31%	44%	36%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on May 11, 2018.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Microsoft Corp.	18.5
Apple, Inc.	13.0
MasterCard, Inc. Class A	4.6
NVIDIA Corp.	3.3
Uber Technologies, Inc.	3.2
Salesforce.com, Inc.	3.0
Alibaba Group Holding Ltd. sponsored ADR	2.9
Visa, Inc. Class A	2.3
Fidelity National Information Services, Inc.	2.2
Vivint Solar, Inc.	2.1
55.1

Top Industries (% of fund's net assets)

As of August 31, 2020
Software	37.9%
IT Services	17.5%
Technology Hardware, Storage & Peripherals	13.2%
Semiconductors & Semiconductor Equipment	10.2%
Road & Rail	3.6%
All Others*	17.6%

* Includes short-term investments and net other assets (liabilities).

Technology Portfolio

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Aerospace & Defense - 0.6%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)(b)	710,802	$60,901,515
Automobiles - 0.1%
Automobile Manufacturers - 0.1%
XPeng, Inc. ADR (a)	613,600	12,578,800
Chemicals - 0.7%
Commodity Chemicals - 0.4%
LG Chemical Ltd.	68,790	42,866,851
Specialty Chemicals - 0.3%
Amyris, Inc. (a)(b)	7,840,300	25,716,184
Livent Corp. (a)	639,500	5,422,960
		31,139,144

TOTAL CHEMICALS		74,005,995

Communications Equipment - 0.4%
Communications Equipment - 0.4%
Ericsson (B Shares) sponsored ADR	3,211,800	37,417,470
Construction & Engineering - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	133,223	8,194,547
Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
Vonage Holdings Corp. (a)	1,127,800	12,913,310
Electrical Equipment - 2.6%
Electrical Components & Equipment - 2.6%
Sunrun, Inc. (a)	950,458	53,753,152
Vivint Solar, Inc. (a)(c)	7,130,200	220,180,576
		273,933,728
Electronic Equipment & Components - 2.4%
Electronic Components - 0.4%
II-VI, Inc. (a)(b)	846,925	37,688,163
Electronic Manufacturing Services - 1.7%
Flextronics International Ltd. (a)	9,504,396	103,217,741
Jabil, Inc.	2,308,416	78,832,406
		182,050,147
Technology Distributors - 0.3%
Avnet, Inc.	391,018	10,756,905
CDW Corp.	158,500	18,013,525
		28,770,430

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		248,508,740

Entertainment - 0.2%
Interactive Home Entertainment - 0.2%
Bilibili, Inc. ADR (a)	430,200	20,326,950
Equity Real Estate Investment Trusts (REITs) - 0.5%
Diversified REITs - 0.5%
Ant International Co. Ltd. Class C (a)(d)(e)	4,366,389	48,204,935
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Ontrak, Inc. (a)(b)	228,300	16,654,485
Household Durables - 0.9%
Consumer Electronics - 0.9%
Sony Corp.	1,115,300	87,332,901
Sony Corp. sponsored ADR	115,300	9,067,192
		96,400,093
Interactive Media & Services - 3.1%
Interactive Media & Services - 3.1%
Eventbrite, Inc. (a)(b)	2,030,563	21,828,552
Facebook, Inc. Class A (a)	533,000	156,275,600
Wise Talent Information Technology Co. Ltd. (a)	14,586,926	36,593,682
Yahoo! Japan Corp.	11,418,538	76,004,997
Zoominfo Technologies, Inc.	904,100	35,097,162
		325,799,993
Internet & Direct Marketing Retail - 3.1%
Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd.	413,400	14,880,272
Alibaba Group Holding Ltd. sponsored ADR (a)	1,066,200	306,031,386
		320,911,658
IT Services - 17.5%
Data Processing & Outsourced Services - 14.1%
Fidelity National Information Services, Inc.	1,532,827	231,226,953
Fiserv, Inc. (a)	819,885	81,644,148
Genpact Ltd.	3,592,200	151,518,996
Global Payments, Inc.	203,030	35,859,159
MasterCard, Inc. Class A	1,327,836	475,617,577
PagSeguro Digital Ltd. (a)	207,100	8,727,194
PayPal Holdings, Inc. (a)	899,700	183,664,758
Sabre Corp.	1,188,500	8,307,615
Square, Inc. (a)	296,000	47,229,760
Visa, Inc. Class A	1,140,200	241,710,998
		1,465,507,158
Internet Services & Infrastructure - 1.7%
GoDaddy, Inc. (a)	802,800	67,178,304
MongoDB, Inc. Class A (a)(b)	168,000	39,278,400
Twilio, Inc. Class A (a)	265,400	71,594,304
		178,051,008
IT Consulting & Other Services - 1.7%
Capgemini SA	741,000	102,575,593
Cognizant Technology Solutions Corp. Class A	871,500	58,268,490
DXC Technology Co.	498,000	9,950,040
		170,794,123

TOTAL IT SERVICES		1,814,352,289

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)(e)	1,015,442	0
Oil, Gas & Consumable Fuels - 0.9%
Oil & Gas Refining & Marketing - 0.9%
Reliance Industries Ltd.	3,127,200	88,821,675
Reliance Industries Ltd. (a)	206,153	3,358,659
Reliance Industries Ltd. sponsored GDR (f)	79,100	4,579,890
		96,760,224
Pharmaceuticals - 0.0%
Pharmaceuticals - 0.0%
Chime Biologics Ltd. (e)	1,015,442	528,873
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
KE Holdings, Inc. ADR (a)	197,900	10,150,291
Road & Rail - 3.6%
Trucking - 3.6%
Lyft, Inc. (a)	1,283,006	38,066,788
Uber Technologies, Inc. (a)	10,042,396	337,725,777
		375,792,565
Semiconductors & Semiconductor Equipment - 10.2%
Semiconductors - 10.2%
Advanced Micro Devices, Inc. (a)	1,248,300	113,370,606
Cirrus Logic, Inc. (a)	230,545	13,968,722
Marvell Technology Group Ltd.	4,321,554	167,589,864
MediaTek, Inc.	758,000	14,344,236
Micron Technology, Inc. (a)	2,284,700	103,976,697
NVIDIA Corp.	636,550	340,541,519
NXP Semiconductors NV	610,248	76,744,788
ON Semiconductor Corp. (a)	3,272,600	69,935,462
Qualcomm, Inc.	865,300	103,057,230
Semtech Corp. (a)	16,700	979,455
Taiwan Semiconductor Manufacturing Co. Ltd.	1,421,000	20,683,346
Universal Display Corp.	79,700	13,987,350
Xilinx, Inc.	251,100	26,154,576
		1,065,333,851
Software - 37.9%
Application Software - 14.7%
Adobe, Inc. (a)	377,039	193,568,052
Autodesk, Inc. (a)	591,800	145,405,260
Citrix Systems, Inc.	123,600	17,946,720
Digital Turbine, Inc. (a)	65,400	1,582,026
Elastic NV (a)	1,020,500	110,805,890
HubSpot, Inc. (a)	59,800	17,920,864
LivePerson, Inc. (a)(b)	1,762,078	105,125,573
Nuance Communications, Inc. (a)	830,700	24,887,772
Nutanix, Inc. Class B (a)(f)	72,872	2,092,155
Pluralsight, Inc. (a)	1,697,700	32,493,978
RealPage, Inc. (a)	217,017	13,589,605
RingCentral, Inc. (a)	125,700	36,549,789
Salesforce.com, Inc. (a)	1,139,088	310,572,343
Snowflake Computing, Inc. Class B (d)	5,220	202,379
Splunk, Inc. (a)	124,000	27,196,920
SS&C Technologies Holdings, Inc.	998,300	63,611,676
SurveyMonkey (a)	3,892,426	96,882,483
Workday, Inc. Class A (a)	687,433	164,784,564
Workiva, Inc. (a)	305,548	18,027,332
Yext, Inc. (a)(b)	2,744,600	54,507,756
Zendesk, Inc. (a)	992,400	95,647,512
		1,533,400,649
Systems Software - 23.2%
Cloudflare, Inc. (a)	2,031,000	77,706,060
Crowdstrike Holdings, Inc. (a)	8,900	1,118,997
Microsoft Corp.	8,509,140	1,919,066,346
Nortonlifelock, Inc.	6,509,606	153,105,933
Oracle Corp.	1,874,700	107,270,334
Rapid7, Inc. (a)(b)	1,075,709	69,458,530
Tenable Holdings, Inc. (a)	2,144,230	80,708,817
		2,408,435,017

TOTAL SOFTWARE		3,941,835,666

Specialty Retail - 0.1%
Specialty Stores - 0.1%
Musti Group OYJ	295,400	6,369,957
Technology Hardware, Storage & Peripherals - 13.2%
Technology Hardware, Storage & Peripherals - 13.2%
Apple, Inc.	10,451,888	1,348,711,628
Samsung Electronics Co. Ltd.	380,900	17,320,853
Western Digital Corp.	252,300	9,693,366
		1,375,725,847
Wireless Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc.	637,300	74,360,164
TOTAL COMMON STOCKS
(Cost $6,756,011,156)		10,317,961,946

Convertible Preferred Stocks - 0.3%
Food & Staples Retailing - 0.2%
Food Retail - 0.2%
Roofoods Ltd. Series F(a)(d)(e)	41,041	15,807,352
Internet & Direct Marketing Retail - 0.1%
Internet & Direct Marketing Retail - 0.1%
Reddit, Inc. Series D (a)(d)(e)	250,861	12,299,715
Road & Rail - 0.0%
Trucking - 0.0%
Convoy, Inc. Series D (d)(e)	203,844	2,939,430
Software - 0.0%
Application Software - 0.0%
UiPath, Inc.:
Series A1 (a)(d)(e)	76,971	1,431,157
Series B1 (a)(d)(e)	3,834	71,287
Series B2 (a)(d)(e)	19,095	355,042
		1,857,486
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $24,021,597)		32,903,983

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.12% (g)	165,338,885	165,371,953
Fidelity Securities Lending Cash Central Fund 0.11% (g)(h)	111,168,495	111,179,612
TOTAL MONEY MARKET FUNDS
(Cost $276,551,565)		276,551,565
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $7,056,584,318)		10,627,417,494
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(227,870,351)
NET ASSETS - 100%		$10,399,547,143

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $81,311,297 or 0.8% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,672,045 or 0.1% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$24,495,442
Convoy, Inc. Series D	10/30/19	$2,760,048
Reddit, Inc. Series D	2/4/19	$5,440,247
Roofoods Ltd. Series F	9/12/17	$14,510,890
Snowflake Computing, Inc. Class B	3/19/20	$202,466
UiPath, Inc. Series A1	6/14/19	$1,009,647
UiPath, Inc. Series B1	6/14/19	$50,291
UiPath, Inc. Series B2	6/14/19	$250,474

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76,564
Fidelity Securities Lending Cash Central Fund	259,556
Total	$336,120

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Vivint Solar, Inc.	$--	$165,632,260	$8,468,477	$--	$488,527	$62,528,266	$220,180,576
Total	$--	$165,632,260	$8,468,477	$--	$488,527	$62,528,266	$220,180,576

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$10,317,961,946	$10,109,535,558	$159,692,580	$48,733,808
Convertible Preferred Stocks	32,903,983	--	--	32,903,983
Money Market Funds	276,551,565	276,551,565	--	--
Total Investments in Securities:	$10,627,417,494	$10,386,087,123	$159,692,580	$81,637,791

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.6%
Cayman Islands	4.5%
Bermuda	3.1%
Netherlands	1.8%
Japan	1.6%
Singapore	1.0%
France	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $109,189,973) — See accompanying schedule: Unaffiliated issuers (cost $6,622,380,443)	$10,130,685,353
Fidelity Central Funds (cost $276,551,565)	276,551,565
Other affiliated issuers (cost $157,652,310)	220,180,576
Total Investment in Securities (cost $7,056,584,318)		$10,627,417,494
Receivable for investments sold		110,328,229
Receivable for fund shares sold		47,544,144
Dividends receivable		5,230,362
Distributions receivable from Fidelity Central Funds		237,227
Prepaid expenses		59,093
Other receivables		391,606
Total assets		10,791,208,155
Liabilities
Payable for investments purchased	$249,211,034
Payable for fund shares redeemed	18,124,563
Accrued management fee	4,224,168
Other affiliated payables	1,102,223
Other payables and accrued expenses	7,834,604
Collateral on securities loaned	111,164,420
Total liabilities		391,661,012
Net Assets		$10,399,547,143
Net Assets consist of:
Paid in capital		$5,438,103,519
Total accumulated earnings (loss)		4,961,443,624
Net Assets		$10,399,547,143
Net Asset Value, offering price and redemption price per share ($10,399,547,143 ÷ 373,194,191 shares)		$27.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$23,997,118
Income from Fidelity Central Funds (including $259,556 from security lending)		336,120
Total income		24,333,238
Expenses
Management fee	$20,092,217
Transfer agent fees	5,393,549
Accounting fees	592,912
Custodian fees and expenses	54,476
Independent trustees' fees and expenses	22,217
Registration fees	213,072
Audit	22,649
Legal	5,340
Interest	14,306
Miscellaneous	87,465
Total expenses before reductions	26,498,203
Expense reductions	(199,691)
Total expenses after reductions		26,298,512
Net investment income (loss)		(1,965,274)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,414,671,257
Fidelity Central Funds	17,993
Other affiliated issuers	488,527
Foreign currency transactions	114,372
Total net realized gain (loss)		1,415,292,149
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $7,257,181)	1,725,305,567
Affiliated issuers	62,528,266
Assets and liabilities in foreign currencies	(243,050)
Total change in net unrealized appreciation (depreciation)		1,787,590,783
Net gain (loss)		3,202,882,932
Net increase (decrease) in net assets resulting from operations		$3,200,917,658

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,965,274)	$17,587,012
Net realized gain (loss)	1,415,292,149	433,691,557
Change in net unrealized appreciation (depreciation)	1,787,590,783	981,336,641
Net increase (decrease) in net assets resulting from operations	3,200,917,658	1,432,615,210
Distributions to shareholders	(239,423,831)	(116,939,082)
Share transactions
Proceeds from sales of shares	2,116,547,000	1,714,479,733
Reinvestment of distributions	227,976,797	111,024,657
Cost of shares redeemed	(1,465,048,784)	(1,706,723,713)
Net increase (decrease) in net assets resulting from share transactions	879,475,013	118,780,677
Total increase (decrease) in net assets	3,840,968,840	1,434,456,805
Net Assets
Beginning of period	6,558,578,303	5,124,121,498
End of period	$10,399,547,143	$6,558,578,303
Other Information
Shares
Sold	98,371,467	89,932,658
Issued in reinvestment of distributions	12,829,308	5,624,350
Redeemed	(71,697,374)	(93,619,847)
Net increase (decrease)	39,503,401	1,937,161

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Technology Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019 B	2018 B	2017 B	2016 A,B
Selected Per–Share Data
Net asset value, beginning of period	$19.65	$15.45	$19.36	$14.70	$10.78	$12.09
Income from Investment Operations
Net investment income (loss)C	(.01)	.05	.06	–	.01	.01
Net realized and unrealized gain (loss)	8.96	4.52	(.78)	6.15	4.11	(.82)
Total from investment operations	8.95	4.57	(.72)	6.15	4.12	(.81)
Distributions from net investment income	(.03)	(.05)	(.02)	–	(.01)	(.01)
Distributions from net realized gain	(.70)	(.32)	(3.17)	(1.49)	(.19)	(.49)
Total distributions	(.73)	(.37)	(3.19)	(1.49)	(.20)	(.50)
Redemption fees added to paid in capitalC	–	–	–	–	–D	–D
Net asset value, end of period	$27.87	$19.65	$15.45	$19.36	$14.70	$10.78
Total ReturnE,F	47.63%	29.57%	(3.03)%	43.71%	38.52%	(7.16)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.70%I	.71%	.72%	.75%	.77%	.78%
Expenses net of fee waivers, if any	.70%I	.71%	.72%	.75%	.77%	.77%
Expenses net of all reductions	.69%I	.71%	.71%	.74%	.76%	.76%
Net investment income (loss)	(.05)%I	.30%	.34%	.01%	.11%	.11%
Supplemental Data
Net assets, end of period (000 omitted)	$10,399,547	$6,558,578	$5,124,121	$7,242,300	$4,119,489	$2,777,346
Portfolio turnover rateJ	110%I	32%K	126%K	71%	82%	130%

 A For the year ended February 29.

 B Per share amounts have been adjusted to reflect the impact of the 10 for 1 share split that occurred on August 10, 2018.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio, Software and IT Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Computers Portfolio	$49,129
Semiconductors Portfolio	198,339
Software and IT Services Portfolio	306,169
Technology Portfolio	294,113

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Technology Portfolio is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Communications Equipment Portfolio	$133,758,604	$40,271,307	$(1,824,232)	$38,447,075
Computers Portfolio	365,380,760	254,553,170	(17,782,808)	236,770,362
IT Services Portfolio	2,123,372,914	2,352,631,109	(44,415,885)	2,308,215,224
Semiconductors Portfolio	2,696,342,296	1,626,429,940	(54,923,955)	1,571,505,985
Software and IT Services Portfolio	6,459,855,144	5,787,110,378	(100,398,213)	5,686,712,165
Technology Portfolio	7,066,002,167	3,658,684,007	(97,268,680)	3,561,415,327

In addition, certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to February 29, 2020. Loss deferrals were as follows:

Capital losses
Communications Equipment Portfolio	$(2,244,736)

Restricted Securities (including Private Placements). The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	125,130,730	129,029,211
Computers Portfolio	208,007,342	260,804,179
IT Services Portfolio	658,869,807	1,191,530,949
Semiconductors Portfolio	2,419,219,967	2,841,534,025
Software and IT Services Portfolio	1,633,175,716	1,326,476,165
Technology Portfolio	4,830,428,839	4,248,440,964

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.23%	.53%
Computers Portfolio	.30%	.23%	.53%
IT Services Portfolio	.30%	.23%	.53%
Semiconductors Portfolio	.30%	.23%	.53%
Software and IT Services Portfolio	.30%	.23%	.53%
Technology Portfolio	.30%	.23%	.53%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.23%
Computers Portfolio	.16%
IT Services Portfolio	.16%
Semiconductors Portfolio	.15%
Software and IT Services Portfolio	.15%
Technology Portfolio	.14%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Communications Equipment Portfolio	.04
Computers Portfolio	.04
IT Services Portfolio	.03
Semiconductors Portfolio	.03
Software and IT Services Portfolio	.01
Technology Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$9,733
Computers Portfolio	9,996
IT Services Portfolio	22,479
Semiconductors Portfolio	99,782
Software and IT Services Portfolio	48,466
Technology Portfolio	96,689

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each fund to borrow from, or lend money to, other participating affiliated funds. At period end, Computers Portfolio, IT Services Portfolio, Semiconductors Portfolio and Technology Portfolio had no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Computers Portfolio	Borrower	$5,009,500	1.84%	$511
IT Services Portfolio	Borrower	$7,425,350.34%		$1,391
Semiconductors Portfolio	Borrower	$31,172,500	1.59%	$5,523
Technology Portfolio	Borrower	$32,863,727	1.11%	$14,306

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Affiliated Redemptions In-Kind. During the prior period,5,658,948 shares of Technology Portfolio were redeemed in-kind for investments and cash with a value of $97,220,739. The Fund had a net realized gain of $44,795,304 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. Technology Portfolio recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Communications Equipment Portfolio	$184
Computers Portfolio	656
IT Services Portfolio	5,000
Semiconductors Portfolio	4,739
Software and IT Services Portfolio	10,415
Technology Portfolio	8,568

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Communications Equipment Portfolio	$5,510	$1,761	$–
Computers Portfolio	146	–	–
IT Services Portfolio	110,786	10,760	–
Semiconductors Portfolio	3,663	–	–
Software and IT Services Portfolio	35,577	–	–
Technology Portfolio	17,180	1,934	596,632

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage service rebates	Custodian credits
Communications Equipment Portfolio	$38,622	$–
Computers Portfolio	104,042	–
IT Services Portfolio	105,157	2
Semiconductors Portfolio	418,777	291
Software and IT Services Portfolio	127,747	3,293
Technology Portfolio	187,191	97

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses as follows:

Amount
Communications Equipment Portfolio	$337
Computers Portfolio	1,093
IT Services Portfolio	8,307
Semiconductors Portfolio	8,112
Software and IT Services Portfolio	15,511
Technology Portfolio	12,403

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Communications Equipment Portfolio	.85%
Actual		$1,000.00	$1,126.00	$4.55
Hypothetical-C		$1,000.00	$1,020.92	$4.33
Computers Portfolio	.75%
Actual		$1,000.00	$1,246.90	$4.25
Hypothetical-C		$1,000.00	$1,021.42	$3.82
IT Services Portfolio	.73%
Actual		$1,000.00	$1,227.70	$4.10
Hypothetical-C		$1,000.00	$1,021.53	$3.72
Semiconductors Portfolio	.71%
Actual		$1,000.00	$1,263.20	$4.05
Hypothetical-C		$1,000.00	$1,021.63	$3.62
Software and IT Services Portfolio	.70%
Actual		$1,000.00	$1,353.50	$4.15
Hypothetical-C		$1,000.00	$1,021.68	$3.57
Technology Portfolio	.70%
Actual		$1,000.00	$1,476.30	$4.37
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	32,463,705,305.665	92.437
Withheld	2,655,951,104.308	7.563
TOTAL	35,119,656,409.973	100.000
Donald F. Donahue
Affirmative	32,446,843,861.354	92.389
Withheld	2,672,812,548.619	7.611
TOTAL	35,119,656,409.973	100.000
Bettina Doulton
Affirmative	32,610,463,757.584	92.855
Withheld	2,509,192,652.389	7.145
TOTAL	35,119,656,409.973	100.000
Vicki L. Fuller
Affirmative	32,688,213,522.720	93.077
Withheld	2,431,442,887.253	6.923
TOTAL	35,119,656,409.973	100.000
Patricia L. Kampling
Affirmative	32,313,755,598.535	92.010
Withheld	2,805,900,811.438	7.990
TOTAL	35,119,656,409.973	100.000
Alan J. Lacy
Affirmative	31,990,158,754.948	91.089
Withheld	3,129,497,655.026	8.911
TOTAL	35,119,656,409.973	100.000
Ned C. Lautenbach
Affirmative	32,043,019,991.143	91.240
Withheld	3,076,636,418.830	8.760
TOTAL	35,119,656,409.973	100.000
Robert A. Lawrence
Affirmative	32,150,842,398.009	91.547
Withheld	2,968,814,011.965	8.453
TOTAL	35,119,656,409.973	100.000
Joseph Mauriello
Affirmative	32,082,201,213.166	91.351
Withheld	3,037,455,196.807	8.649
TOTAL	35,119,656,409.973	100.000
Cornelia M. Small
Affirmative	32,207,976,835.934	91.709
Withheld	2,911,679,574.039	8.291
TOTAL	35,119,656,409.973	100.000
Garnett A. Smith
Affirmative	32,102,654,343.096	91.409
Withheld	3,017,002,066.877	8.591
TOTAL	35,119,656,409.973	100.000
David M. Thomas
Affirmative	32,150,749,424.556	91.546
Withheld	2,968,906,985.418	8.454
TOTAL	35,119,656,409.973	100.000
Susan Tomasky
Affirmative	32,381,933,484.515	92.205
Withheld	2,737,722,925.459	7.795
TOTAL	35,119,656,409.973	100.000
Michael E. Wiley
Affirmative	32,135,064,741.973	91.502
Withheld	2,984,591,668.000	8.498
TOTAL	35,119,656,409.973	100.000
Proposal 1 reflects trust wide proposal and voting results.

SELTEC-SANN-1020
1.813673.115

Fidelity® Select Portfolios®
Consumer Staples Sector

Consumer Staples Portfolio

Semi-Annual Report

August 31, 2020

Includes Fidelity and Fidelity Advisor share classes

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2020

% of fund's net assets
Procter & Gamble Co.	17.9
The Coca-Cola Co.	11.3
PepsiCo, Inc.	7.9
Mondelez International, Inc.	6.8
Walmart, Inc.	6.0
Altria Group, Inc.	4.7
Monster Beverage Corp.	4.3
Kroger Co.	3.5
Kimberly-Clark Corp.	3.3
Costco Wholesale Corp.	3.3
69.0

Top Industries (% of fund's net assets)

As of August 31, 2020
Beverages	30.5%
Household Products	24.3%
Food Products	17.8%
Food & Staples Retailing	15.3%
Tobacco	7.6%
All Others*	4.5%

* Includes short-term investments and net other assets (liabilities).

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Beverages - 30.5%
Brewers - 0.2%
Budweiser Brewing Co. APAC Ltd. (a)	627,600	$2,114,423
Molson Coors Beverage Co. Class B	49,300	1,855,652
		3,970,075
Distillers & Vintners - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	149,400	27,561,312
Diageo PLC	611,700	20,437,596
		47,998,908
Soft Drinks - 27.0%
Coca-Cola Bottling Co. Consolidated	1,800	491,940
Coca-Cola European Partners PLC	173,453	7,139,325
Keurig Dr. Pepper, Inc. (b)	1,446,100	43,137,163
Monster Beverage Corp. (c)	747,402	62,677,132
PepsiCo, Inc.	824,500	115,479,470
The Coca-Cola Co.	3,333,518	165,109,147
		394,034,177

TOTAL BEVERAGES		446,003,160

Food & Staples Retailing - 15.3%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	34,000	1,292,680
Food Distributors - 2.0%
Sysco Corp.	145,700	8,762,398
U.S. Foods Holding Corp. (c)	843,016	20,527,440
		29,289,838
Food Retail - 3.9%
Albertsons Companies, Inc. (b)(c)	366,700	5,056,793
Grocery Outlet Holding Corp. (c)	26,600	1,094,058
Kroger Co.	1,431,770	51,085,554
		57,236,405
Hypermarkets & Super Centers - 9.3%
Costco Wholesale Corp.	139,200	48,394,272
Walmart, Inc.	627,000	87,058,950
		135,453,222

TOTAL FOOD & STAPLES RETAILING		223,272,145

Food Products - 17.8%
Agricultural Products - 0.7%
Bunge Ltd.	25,200	1,149,624
Darling Ingredients, Inc. (c)	274,500	8,775,765
		9,925,389
Packaged Foods & Meats - 17.1%
Conagra Brands, Inc.	409,800	15,719,928
Danone SA	196,791	12,940,304
Farmer Brothers Co. (c)	116,431	732,351
Freshpet, Inc. (c)	54,600	6,202,560
General Mills, Inc.	18,300	1,170,285
JDE Peet's BV	188,500	8,302,774
Lamb Weston Holdings, Inc.	411,400	25,856,490
Mondelez International, Inc.	1,695,858	99,072,024
Nomad Foods Ltd. (c)	717,800	17,700,948
Post Holdings, Inc. (c)	239,600	21,089,592
Sanderson Farms, Inc.	22,100	2,584,816
The Kraft Heinz Co.	461,100	16,156,944
The Simply Good Foods Co. (c)	46,000	1,143,100
TreeHouse Foods, Inc. (c)	56,000	2,397,360
Tyson Foods, Inc. Class A	297,600	18,689,280
		249,758,756

TOTAL FOOD PRODUCTS		259,684,145

Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
Compass Group PLC	791,500	12,808,025
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	80,200	1,306,458
Household Products - 24.3%
Household Products - 24.3%
Colgate-Palmolive Co.	83,100	6,586,506
Energizer Holdings, Inc. (b)	112,100	5,189,109
Kimberly-Clark Corp.	308,400	48,653,184
Procter & Gamble Co.	1,889,150	261,326,117
Spectrum Brands Holdings, Inc.	551,576	32,873,930
		354,628,846
Internet & Direct Marketing Retail - 0.3%
Internet & Direct Marketing Retail - 0.3%
JD.com, Inc. Class A	15,800	629,408
The Honest Co., Inc. (c)(d)(e)	212,235	3,714,113
		4,343,521
Multiline Retail - 0.3%
General Merchandise Stores - 0.3%
Dollar Tree, Inc. (c)	39,900	3,841,173
Personal Products - 2.8%
Personal Products - 2.8%
Edgewell Personal Care Co. (c)	566,891	16,275,441
Estee Lauder Companies, Inc. Class A	40,839	9,054,823
Herbalife Nutrition Ltd. (c)	145,000	7,126,750
Unilever NV	143,330	8,328,424
		40,785,438
Tobacco - 7.6%
Tobacco - 7.6%
Altria Group, Inc.	1,575,645	68,918,712
Philip Morris International, Inc.	534,891	42,678,953
		111,597,665
TOTAL COMMON STOCKS
(Cost $1,138,685,106)		1,458,270,576

Money Market Funds - 1.4%
Fidelity Cash Central Fund 0.12% (f)	1,900,611	1,900,991
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	18,958,258	18,960,154
TOTAL MONEY MARKET FUNDS
(Cost $20,861,145)		20,861,145
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,159,546,251)		1,479,131,721
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(18,482,112)
NET ASSETS - 100%		$1,460,649,609

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,114,423 or 0.1% of net assets.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,714,113 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc.	8/28/18	$2,381,277

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,414
Fidelity Securities Lending Cash Central Fund	38,142
Total	$48,556

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,458,270,576	$1,397,298,283	$57,258,180	$3,714,113
Money Market Funds	20,861,145	20,861,145	--	--
Total Investments in Securities:	$1,479,131,721	$1,418,159,428	$57,258,180	$3,714,113

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,245,345) — See accompanying schedule: Unaffiliated issuers (cost $1,138,685,106)	$1,458,270,576
Fidelity Central Funds (cost $20,861,145)	20,861,145
Total Investment in Securities (cost $1,159,546,251)		$1,479,131,721
Receivable for investments sold		3,184,065
Receivable for fund shares sold		2,852,085
Dividends receivable		2,473,245
Distributions receivable from Fidelity Central Funds		6,398
Prepaid expenses		15,196
Other receivables		262,630
Total assets		1,487,925,340
Liabilities
Payable for investments purchased	$3,408,229
Payable for fund shares redeemed	3,586,676
Accrued management fee	635,283
Distribution and service plan fees payable	176,300
Other affiliated payables	243,924
Other payables and accrued expenses	265,394
Collateral on securities loaned	18,959,925
Total liabilities		27,275,731
Net Assets		$1,460,649,609
Net Assets consist of:
Paid in capital		$1,150,216,877
Total accumulated earnings (loss)		310,432,732
Net Assets		$1,460,649,609
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($259,007,968 ÷ 2,893,294 shares)(a)		$89.52
Maximum offering price per share (100/94.25 of $89.52)		$94.98
Class M:
Net Asset Value and redemption price per share ($60,033,616 ÷ 678,375 shares)(a)		$88.50
Maximum offering price per share (100/96.50 of $88.50)		$91.71
Class C:
Net Asset Value and offering price per share ($119,534,046 ÷ 1,378,827 shares)(a)		$86.69
Consumer Staples:
Net Asset Value, offering price and redemption price per share ($812,221,096 ÷ 8,968,051 shares)		$90.57
Class I:
Net Asset Value, offering price and redemption price per share ($156,945,562 ÷ 1,737,019 shares)		$90.35
Class Z:
Net Asset Value, offering price and redemption price per share ($52,907,321 ÷ 585,999 shares)		$90.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Dividends		$17,875,555
Income from Fidelity Central Funds (including $38,142 from security lending)		48,556
Total income		17,924,111
Expenses
Management fee	$3,570,996
Transfer agent fees	1,225,048
Distribution and service plan fees	1,000,056
Accounting fees	213,096
Custodian fees and expenses	8,411
Independent trustees' fees and expenses	4,401
Registration fees	64,709
Audit	31,751
Legal	1,032
Miscellaneous	43,586
Total expenses before reductions	6,163,086
Expense reductions	(90,720)
Total expenses after reductions		6,072,366
Net investment income (loss)		11,851,745
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,370,123)
Fidelity Central Funds	(1,066)
Foreign currency transactions	(99,657)
Total net realized gain (loss)		(10,470,846)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	181,534,184
Assets and liabilities in foreign currencies	46,450
Total change in net unrealized appreciation (depreciation)		181,580,634
Net gain (loss)		171,109,788
Net increase (decrease) in net assets resulting from operations		$182,961,533

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,851,745	$26,852,529
Net realized gain (loss)	(10,470,846)	53,490,769
Change in net unrealized appreciation (depreciation)	181,580,634	13,961,676
Net increase (decrease) in net assets resulting from operations	182,961,533	94,304,974
Distributions to shareholders	(19,191,214)	(40,720,449)
Share transactions - net increase (decrease)	(80,049,833)	(101,581,970)
Total increase (decrease) in net assets	83,720,486	(47,997,445)
Net Assets
Beginning of period	1,376,929,123	1,424,926,568
End of period	$1,460,649,609	$1,376,929,123

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Consumer Staples Portfolio Class A

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$79.57	$76.88	$87.07	$96.18	$89.78	$101.33
Income from Investment Operations
Net investment income (loss)B	.65	1.40	2.08C	1.54	1.28	1.34
Net realized and unrealized gain (loss)	10.42	3.54	(2.64)	(2.80)	9.12	(4.86)
Total from investment operations	11.07	4.94	(.56)	(1.26)	10.40	(3.52)
Distributions from net investment income	(.07)	(1.35)	(2.11)	(1.55)	(1.37)	(1.31)
Distributions from net realized gain	(1.04)	(.90)	(7.53)	(6.30)	(2.64)	(6.72)
Total distributions	(1.12)D	(2.25)	(9.63)E	(7.85)	(4.00)F	(8.03)
Redemption fees added to paid in capitalB	–	–	–	–	–G	–G
Net asset value, end of period	$89.52	$79.57	$76.88	$87.07	$96.18	$89.78
Total ReturnH,I,J	14.16%	6.17%	(.32)%	(1.68)%	11.91%	(3.51)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.05%M	1.04%	1.05%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	1.05%M	1.04%	1.05%	1.05%	1.04%	1.04%
Expenses net of all reductions	1.03%M	1.04%	1.04%	1.04%	1.03%	1.04%
Net investment income (loss)	1.63%M	1.67%	2.65%C	1.60%	1.37%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$259,008	$239,067	$232,020	$317,366	$522,014	$470,249
Portfolio turnover rateN	49%M	40%	41%O	76%	56%O	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.78%.

 D Total distributions of $1.12 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $1.043 per share.

 E Total distributions of $9.63 per share is comprised of distributions from net investment income of $2.105 and distributions from net realized gain of $7.525 per share.

 F Total distributions of $4.00 per share is comprised of distributions from net investment income of $1.365 and distributions from net realized gain of $2.636 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class M

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$78.74	$76.13	$86.30	$95.42	$89.10	$100.61
Income from Investment Operations
Net investment income (loss)B	.54	1.16	1.85C	1.27	1.01	1.08
Net realized and unrealized gain (loss)	10.30	3.50	(2.61)	(2.78)	9.07	(4.83)
Total from investment operations	10.84	4.66	(.76)	(1.51)	10.08	(3.75)
Distributions from net investment income	(.04)	(1.15)	(1.88)	(1.31)	(1.12)	(1.04)
Distributions from net realized gain	(1.04)	(.90)	(7.53)	(6.30)	(2.64)	(6.72)
Total distributions	(1.08)	(2.05)	(9.41)	(7.61)	(3.76)	(7.76)
Redemption fees added to paid in capitalB	–	–	–	–	–D	–D
Net asset value, end of period	$88.50	$78.74	$76.13	$86.30	$95.42	$89.10
Total ReturnE,F,G	14.01%	5.88%	(.59)%	(1.94)%	11.61%	(3.78)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.31%	1.33%	1.32%	1.32%	1.32%
Expenses net of fee waivers, if any	1.32%J	1.31%	1.32%	1.32%	1.32%	1.32%
Expenses net of all reductions	1.31%J	1.31%	1.31%	1.31%	1.31%	1.31%
Net investment income (loss)	1.36%J	1.40%	2.37%C	1.33%	1.09%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$60,034	$55,954	$60,069	$76,572	$89,925	$76,586
Portfolio turnover rateK	49%J	40%	41%L	76%	56%L	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.68 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.50%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class C

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$77.27	$74.79	$84.85	$93.89	$87.77	$99.27
Income from Investment Operations
Net investment income (loss)B	.34	.75	1.46C	.81	.56	.63
Net realized and unrealized gain (loss)	10.09	3.44	(2.57)	(2.73)	8.92	(4.75)
Total from investment operations	10.43	4.19	(1.11)	(1.92)	9.48	(4.12)
Distributions from net investment income	–	(.81)	(1.43)	(.82)	(.73)	(.65)
Distributions from net realized gain	(1.01)	(.90)	(7.53)	(6.30)	(2.64)	(6.72)
Total distributions	(1.01)	(1.71)	(8.95)D	(7.12)	(3.36)E	(7.38)F
Redemption fees added to paid in capitalB	–	–	–	–	–G	–G
Net asset value, end of period	$86.69	$77.27	$74.79	$84.85	$93.89	$87.77
Total ReturnH,I,J	13.73%	5.39%	(1.05)%	(2.41)%	11.07%	(4.23)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.79%M	1.79%	1.79%	1.79%	1.80%	1.80%
Expenses net of fee waivers, if any	1.79%M	1.79%	1.79%	1.79%	1.79%	1.80%
Expenses net of all reductions	1.78%M	1.79%	1.78%	1.78%	1.79%	1.79%
Net investment income (loss)	.89%M	.92%	1.91%C	.86%	.61%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$119,534	$117,328	$150,822	$228,874	$308,350	$250,576
Portfolio turnover rateN	49%M	40%	41%O	76%	56%O	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.67 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.04%.

 D Total distributions of $8.95 per share is comprised of distributions from net investment income of $1.427 and distributions from net realized gain of $7.525 per share.

 E Total distributions of $3.36 per share is comprised of distributions from net investment income of $.726 and distributions from net realized gain of $2.636 per share.

 F Total distributions of $7.38 per share is comprised of distributions from net investment income of $.651 and distributions from net realized gain of $6.724 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the contingent deferred sales charge.

 K Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 O Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$80.42	$77.63	$87.85	$97.01	$90.48	$102.03
Income from Investment Operations
Net investment income (loss)B	.77	1.66	2.34C	1.82	1.56	1.61
Net realized and unrealized gain (loss)	10.54	3.59	(2.67)	(2.82)	9.20	(4.89)
Total from investment operations	11.31	5.25	(.33)	(1.00)	10.76	(3.28)
Distributions from net investment income	(.12)	(1.55)	(2.36)	(1.86)	(1.60)	(1.55)
Distributions from net realized gain	(1.04)	(.90)	(7.53)	(6.30)	(2.64)	(6.72)
Total distributions	(1.16)	(2.46)D	(9.89)	(8.16)	(4.23)E	(8.27)
Redemption fees added to paid in capitalB	–	–	–	–	–F	–F
Net asset value, end of period	$90.57	$80.42	$77.63	$87.85	$97.01	$90.48
Total ReturnG,H	14.33%	6.48%	(.03)%	(1.40)%	12.24%	(3.25)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.76%K	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76%K	.75%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.75%K	.75%	.75%	.76%	.76%	.76%
Net investment income (loss)	1.92%K	1.96%	2.94%C	1.89%	1.64%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$812,221	$773,437	$814,350	$1,328,696	$1,665,604	$2,039,983
Portfolio turnover rateL	49%K	40%	41%M	76%	56%M	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.07%.

 D Total distributions of $2.46 per share is comprised of distributions from net investment income of $1.552 and distributions from net realized gain of $.903 per share.

 E Total distributions of $4.23 per share is comprised of distributions from net investment income of $1.596 and distributions from net realized gain of $2.636 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class I

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$80.23	$77.45	$87.68	$96.82	$90.34	$101.91
Income from Investment Operations
Net investment income (loss)B	.77	1.65	2.33C	1.81	1.54	1.60
Net realized and unrealized gain (loss)	10.51	3.58	(2.68)	(2.82)	9.19	(4.89)
Total from investment operations	11.28	5.23	(.35)	(1.01)	10.73	(3.29)
Distributions from net investment income	(.11)	(1.55)	(2.36)	(1.83)	(1.61)	(1.55)
Distributions from net realized gain	(1.04)	(.90)	(7.53)	(6.30)	(2.64)	(6.72)
Total distributions	(1.16)D	(2.45)	(9.88)E	(8.13)	(4.25)	(8.28)F
Redemption fees added to paid in capitalB	–	–	–	–	–G	–G
Net asset value, end of period	$90.35	$80.23	$77.45	$87.68	$96.82	$90.34
Total ReturnH,I	14.32%	6.48%	(.04)%	(1.41)%	12.22%	(3.26)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.76%L	.76%	.77%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.76%L	.76%	.77%	.78%	.78%	.77%
Expenses net of all reductions	.75%L	.76%	.76%	.77%	.77%	.77%
Net investment income (loss)	1.92%L	1.95%	2.93%C	1.88%	1.63%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$156,946	$149,514	$159,614	$240,605	$275,616	$216,836
Portfolio turnover rateM	49%L	40%	41%N	76%	56%N	63%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.69 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.06%.

 D Total distributions of $1.16 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $1.043 per share.

 E Total distributions of $9.88 per share is comprised of distributions from net investment income of $2.357 and distributions from net realized gain of $7.525 per share.

 F Total distributions of $8.28 per share is comprised of distributions from net investment income of $1.553 and distributions from net realized gain of $6.724 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Consumer Staples Portfolio Class Z

	Six months ended (Unaudited) August 31,	Years endedFebruary 29,
	2020	2020 A	2019 B
Selected Per–Share Data
Net asset value, beginning of period	$80.14	$77.36	$81.61
Income from Investment Operations
Net investment income (loss)C	.82	1.78	.05D
Net realized and unrealized gain (loss)	10.51	3.56	.33E
Total from investment operations	11.33	5.34	.38
Distributions from net investment income	(.14)	(1.66)	(2.23)
Distributions from net realized gain	(1.04)	(.90)	(2.40)
Total distributions	(1.18)	(2.56)	(4.63)
Redemption fees added to paid in capitalC	–	–	–
Net asset value, end of period	$90.29	$80.14	$77.36
Total ReturnF,G	14.41%	6.61%	.79%
Ratios to Average Net AssetsH,I
Expenses before reductions	.63%J	.63%	.63%J
Expenses net of fee waivers, if any	.63%J	.63%	.62%J
Expenses net of all reductions	.62%J	.62%	.61%J
Net investment income (loss)	2.05%J	2.08%	.16%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$52,907	$41,629	$8,052
Portfolio turnover rateK	49%J	40%	41%L

 A For the year ended February 29.

 B For the period October 2, 2018 (commencement of sale of shares) to February 28, 2019.

 C Calculated based on average shares outstanding during the period.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.26 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.69) %.

 E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class M, Class C, Consumer Staples, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $241,418 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$364,841,404
Gross unrealized depreciation	(53,536,214)
Net unrealized appreciation (depreciation)	$311,305,190
Tax cost	$1,167,826,531

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Staples Portfolio	331,669,823	405,256,304

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$294,001	$2,918
Class M	.25%	.25%	138,800	–
Class C	.75%	.25%	567,255	49,383
			$1,000,056	$52,301

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$39,956
Class M	5,077
Class C(a)	5,006
$50,039

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$250,198.21
Class M	64,849.23
Class C	119,021.21
Consumer Staples	655,287.17
Class I	126,118.18
Class Z	9,575.04
	$1,225,048

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Consumer Staples Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Staples Portfolio	$12,262

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Consumer Staples Portfolio	$1,729

During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $2,679. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $87,313 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $310.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,097.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2020	Year ended February 29, 2020
Distributions to shareholders
Class A	$3,284,468	$6,696,405
Class M	764,252	1,461,199
Class C	1,507,253	2,610,802
Consumer Staples	10,953,264	23,815,786
Class I	2,045,545	4,878,027
Class Z	636,432	1,258,230
Total	$19,191,214	$40,720,449

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2020	Year ended February 29, 2020	Six months ended August 31, 2020	Year ended February 29, 2020
Class A
Shares sold	323,186	673,280	$25,082,450	$55,409,168
Reinvestment of distributions	42,217	74,433	3,197,083	6,499,464
Shares redeemed	(476,507)	(761,324)	(37,275,279)	(63,492,568)
Net increase (decrease)	(111,104)	(13,611)	$(8,995,746)	$(1,583,936)
Class M
Shares sold	52,828	96,558	$4,008,246	$8,040,205
Reinvestment of distributions	10,140	16,736	759,967	1,447,176
Shares redeemed	(95,192)	(191,768)	(7,438,602)	(15,887,658)
Net increase (decrease)	(32,224)	(78,474)	$(2,670,389)	$(6,400,277)
Class C
Shares sold	96,926	172,528	$7,257,890	$14,091,994
Reinvestment of distributions	19,773	29,580	1,454,487	2,512,849
Shares redeemed	(256,312)	(700,216)	(19,775,369)	(55,637,531)
Net increase (decrease)	(139,613)	(498,108)	$(11,062,992)	$(39,032,688)
Consumer Staples
Shares sold	980,624	1,681,521	$76,716,518	$142,087,479
Reinvestment of distributions	131,116	246,658	10,034,298	21,760,149
Shares redeemed	(1,760,987)	(2,801,634)	(139,109,340)	(236,743,124)
Net increase (decrease)	(649,247)	(873,455)	$(52,358,524)	$(72,895,496)
Class I
Shares sold	593,785	1,013,976	$45,709,485	$85,980,860
Reinvestment of distributions	24,743	50,832	1,889,121	4,473,725
Shares redeemed	(745,153)	(1,262,032)	(58,046,909)	(106,844,142)
Net increase (decrease)	(126,625)	(197,224)	$(10,448,303)	$(16,389,557)
Class Z
Shares sold	198,133	503,808	$16,000,514	$42,214,998
Reinvestment of distributions	7,921	13,623	604,056	1,197,347
Shares redeemed	(139,504)	(102,066)	(11,118,449)	(8,692,361)
Net increase (decrease)	66,550	415,365	$5,486,121	$34,719,984

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Consumer Staples Portfolio
Class A	1.05%
Actual		$1,000.00	$1,141.60	$5.67
Hypothetical-C		$1,000.00	$1,019.91	$5.35
Class M	1.32%
Actual		$1,000.00	$1,140.10	$7.12
Hypothetical-C		$1,000.00	$1,018.55	$6.72
Class C	1.79%
Actual		$1,000.00	$1,137.30	$9.64
Hypothetical-C		$1,000.00	$1,016.18	$9.10
Consumer Staples	.76%
Actual		$1,000.00	$1,143.30	$4.11
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class I	.76%
Actual		$1,000.00	$1,143.20	$4.11
Hypothetical-C		$1,000.00	$1,021.37	$3.87
Class Z	.63%
Actual		$1,000.00	$1,144.10	$3.40
Hypothetical-C		$1,000.00	$1,022.03	$3.21

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SELCS-SANN-1020
1.846045.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 19, 2020